     ING Life Insurance and Annuity Company

Variable Annuity Account B

Individual Nonqualified Variable Annuity

CONTRACT PROSPECTUS - APRIL 30, 2007

The Contract. The contracts described in this prospectus are individual		The Funds
nonqualified deferred fixed and variable annuity contracts issued by ING		Fidelity® VIP Contrafund® Portfolio
Life Insurance and Annuity Company (the Company, we, us, our). They are		(Initial Class)
intended to provide retirement benefits to individuals who either are not		Fidelity® VIP Equity-Income
Portfolio (Initial Class)
participating in a formal retirement plan or are participating in a formal		Fidelity® VIP Growth Portfolio
retirement plan but want to supplement their benefits.		(Initial Class)
Fidelity® VIP Overseas Portfolio
Why Reading this Prospectus Is Important. This prospectus contains facts		(Initial Class)
about the contracts and their investment options you should know before		ING BlackRock Large Cap Growth
purchasing. This information will help you decide if the contracts are right		Portfolio (Class I)
for you. Please read this prospectus carefully and keep it for future		ING FMRSM Large Cap Growth
reference.		Portfolio (Class I)*(1)
ING JPMorgan International Portfolio
(I Class)
Table of Contents	page 3	ING Legg Mason Partners Aggressive
Growth Portfolio (I Class)
Investment Options. The contracts offer variable investment options and a		ING Oppenheimer Global Portfolio (I
fixed interest option. When we establish your account, you instruct us to		Class)
direct your account dollars to any of the available investment options.		ING Oppenheimer Strategic Income
Portfolio (I Class)
Variable Investment Options. These options are called subaccounts. The		ING T. Rowe Price Diversified Mid
subaccounts are within Variable Annuity Account B (the separate account),		Cap Growth Portfolio (I Class)
ING T. Rowe Price Growth Equity
a separate account of the Company. Each subaccount invests in one of the		Portfolio (I Class)
mutual funds listed on this page. Earnings on amounts invested in a		ING Thornburg Value Portfolio (I
subaccount will vary depending upon the performance of its underlying		Class)(1)
mutual fund. You do not invest directly in or hold shares of the funds.		ING UBS U.S. Large Cap Equity
Portfolio (I Class)
Fixed Interest Option.		ING Van Kampen Equity and Income
Portfolio (I Class)
Fixed Account		ING VP Balanced Portfolio, Inc.
(Class I)
ING VP Global Science and
Except as specifically mentioned, this prospectus describes only the		Technology Portfolio (Class I)
variable investment options. However, we describe the Fixed Account in		ING VP Growth and Income Portfolio
Appendix I of this prospectus.		(Class I)
ING VP Index Plus International
Risks Associated with Investing in the Funds. The funds in which the		Equity Portfolio (Class S)
subaccounts invest have various risks. Information about the risks of		ING VP Intermediate Bond Portfolio
investing in the funds is located in the “Investment Options” section on		(Class I)
page 10, in Appendix II - Description of Underlying Funds, and in each		ING VP Money Market Portfolio
fund prospectus. Read this prospectus in conjunction with the fund		(Class I)
prospectuses, and retain the prospectuses for future reference.		ING VP Strategic Allocation
Conservative Portfolio (Class I)
ING VP Strategic Allocation Growth
These contracts are not deposits with, obligations of or guaranteed or		Portfolio (Class I)
endorsed by any bank, nor are they insured by the FDIC. The		ING VP Strategic Allocation
contracts are subject to investment risk, including the possible loss of		Moderate Portfolio (Class I)
the principal amount invested.

Compensation. We pay compensation to broker/dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

* FMR is a service mark of Fidelity Management & Research Company.

(1)	This fund has changed its name to the name listed above. See Appendix II - Description of Underlying Funds for a complete list of former and current fund names.

PRO.75998-07

CONTRACT PROSPECTUS - APRIL 30, 2007 (CONTINUED)

Getting Additional Information. You may obtain the April 30, 2007 Statement of Additional Information (SAI) free of charge by indicating your request on your application materials, by calling the Company at 1-800-262-3862 or by writing us at the address listed in the “Contract Overview - Questions: Contacting the Company” section of this prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (SEC) web site, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Branch. Information on the operation of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75998. The SAI table of contents is listed on page 38 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.75998-07

TABLE OF CONTENTS

Contract Overview			4
Contract Design
Contract Facts
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Phases: The Accumulation Phase, The Income Phase			5

Fee Table			6
Condensed Financial Information			8
Variable Annuity Account B			8
The Company			9
Investment Options			10
Transfers Among Investment Options			11
Purchase and Rights			13
Right to Cancel			14
Fees			15
Your Account Value			19
Withdrawals			21
Systematic Distribution Options			22
Death Benefit			23
The Income Phase			25
Contract Distribution			28
Taxation			31
Other Topics			35
Payment Delay or Suspension - Performance Reporting - Voting Rights - Contract Modification - Transfer of
Ownership: Assignment - Legal Matters and Proceedings
Contents of the Statement of Additional Information			38
Appendix I	-	Fixed Account	39
Appendix II	-	Description of Underlying Funds	40
Appendix III	-	Condensed Financial Information	CFI - 1

PRO.75998-07

CONTRACT OVERVIEW
Questions: Contacting the
Company. To answer your	The following summarizes contract information. Read each section of this
questions, contact your local	prospectus for additional information.
representative or write or call the
Company through:	Contract Design

ING	The contracts described in this prospectus are individual nonqualified
USFS Customer Service	fixed and variable annuity contracts. They are intended as a retirement
Defined Contribution	savings vehicle that defers taxes on investment earnings and offers a
Administration, TS21	variety of investment options to help meet long-term financial goals.
151 Farmington Avenue
Hartford, CT 06156-1277	Contract Facts
1-800-262-3862
Free Look/Right to Cancel: You may cancel your contract within ten
Sending Forms and Written	days (some states may require more than ten days) of receipt. See “Right
Requests in Good Order.	to Cancel.”
If you are writing to change your
beneficiary, request a withdrawal,	Death Benefit: Your beneficiary may receive a financial benefit in the
or for any other purpose, contact	event of your death during both the accumulation and income phases. The
us or your local representative to	availability of a death benefit during the income phase depends on the
learn what information is required	income phase payment option selected. See “Death Benefit” and “The
for the request to be in “good	Income Phase.”
order.” By contacting us, we can
provide you with the appropriate	Withdrawals: During the accumulation phase you may withdraw all or
administrative form for your	part of your account value. Certain fees, taxes and early withdrawal
requested transaction.	penalties may apply. See “Withdrawals.”

Generally, a request is considered	Systematic Distribution Options: These are made available for you to
to be in “good order” when it is	receive periodic withdrawals from your account, while retaining the
signed, dated and made with such	account in the accumulation phase. See “Systematic Distribution
clarity and completeness that we	Options.”
are not required to exercise any
discretion in carrying it out.	Fees and Expenses: Certain fees and expenses are deducted from the value of your contract. See “Fee Table” and “Fees.”
We can only act upon requests that
are received in good order.	Taxation: You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn.
Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

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Contract Phases

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed		Payments to
application and initial purchase payment. We		Your Account
establish an account for you and credit that			Step 1 ||
account with your initial purchase payment.	ING Life Insurance and Annuity Company

STEP 2: You direct us to invest your purchase
payment in one or more of the following	(a) ||	Step 2		(b) ||
investment options:	Fixed Interest Option	Variable Annuity Account B Variable Investment Options

(a) Fixed Interest Option
(b) Variable Investment Options. (The variable
investment options are the subaccounts of
Variable Annuity Account B. Each one		The Subaccounts
invests in a specific mutual fund.)		A	B	Etc.
STEP 3: Each subaccount you select purchases
shares of its assigned fund.		|| Step 3	||
		Mutual	Mutual
		Fund A	Fund B

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

  Receive income phase payments for a specified period of time or for life;

  Receive income phase payments monthly, quarterly, semi-annually or annually;

  Select an income phase payment option that provides for payments to your beneficiary; and

  Select income phase payments that are fixed or that vary depending on the performance of the variable investment options you select.

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FEE TABLE

In This Section:
Maximum Contract Holder	The following tables describe the fees and expenses that you will pay
Transaction Expenses	when buying, owning, and withdrawing from your contract. The first
Annual Maintenance Fee	table describes the fees and expenses that you will pay at the time that
Maximum Separate Account	you buy the contract, withdraw from the contract, or transfer cash
Annual Expenses	value between investment options. State premium taxes may also be
Total Annual Fund Operating	deducted.* See “The Income Phase” for fees that may apply after you
Expenses	begin receiving payments under the contract.
Hypothetical Examples
Fees Deducted by the Funds	Maximum Contract Holder Transaction Expenses

Early Withdrawal Charge[1]
Also See “Fees” for:	(as a percentage of amount withdrawn)	5%
How, When and Why Fees
are Deducted	[1] This is a deferred sales charge. The percentage will be determined by the
Reduction, Waiver and/or	applicable early withdrawal charge schedule in the “Fees” section. In
Elimination of Certain Fees	certain cases, this charge may not apply to a portion or all of your
Redemption Fees	withdrawal. The early withdrawal charge reduces over time. These fees
Premium and Other Taxes	may be waived, reduced or eliminated in certain circumstances. See the
“Fees” section.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Maintenance Fee
	Installment Purchase Payment Contracts[2]	$20.00

Maximum Separate Account Annual Expenses
(as a percentage of average account value)

	Mortality and Expense Risk Charge	1.25%
	Administrative Expense Charge[3]	0.00% - 0.25%
	Total Separate Account Annual Expenses	1.25% - 1.50%

[2] The annual maintenance fee is generally deducted only from installment purchase payment contracts. Under certain contracts, the annual maintenance fee may also be deducted upon full withdrawals.
See “Fees - Annual Maintenance Fee.”
3 We currently do not impose this charge, however, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See
“Fees - Administrative Expense Charge.”

* State premium taxes (which currently range from 0% to 4% of premium payments) may apply but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

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The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees
and other expenses)	0.34%	1.08%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees including the annual maintenance fee of $20 (converted to a percentage of assets equal to 0.037%), separate account annual expenses, and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the				(B) If you do not withdraw your entire account
end of the applicable time period*:				value or if you select an income phase payment
option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$726	$1,296	$1,895	$2,950	$265	$813	$1,388	$2,950

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the				(B) If you do not withdraw your entire account
end of the applicable time period*:				value or if you select an income phase payment
option at the end of the applicable time period**:

1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

$655	$1,083	$1,539	$2,197	$191	$590	$1,014	$2,197

*

This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Contracts. The Installment Purchase Payment Contracts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than 5 purchase payment periods would have been completed at the end of years 1, 3 and 5, and the 5% charge would apply. At the end of the tenth year the early withdrawal charge is waived regardless of the number of purchase payment periods completed, and no early withdrawal charge would apply.

**

This example does not apply during the income phase if you elect to receive income phase payments under a nonlifetime variable payment option and subsequently request a lump-sum withdrawal after the income phase payments start. In this circumstance, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

PRO.75998-07

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where the affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix III of this prospectus, we provide condensed financial information about Variable Annuity Account B subaccounts you may invest in through the contract. The tables show value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the contract.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company (the Company) are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

PRO.75998-07

THE COMPANY

ING Life Insurance and Annuity Company (the company, we, us) issues the contracts described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holding Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

151 Farmington Avenue
Hartford, Connecticut 06156

Regulatory Developments – the Company and the Industry. As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. The New York Attorney General, other federal and state regulators and self-regulatory agencies are also conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.

These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

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Action may be taken by regulators with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Tax Code. (See “Taxation” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual income phase dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

INVESTMENT OPTIONS

The contract offers variable investment options and a fixed interest option.

Variable Interest Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix II. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge at the address and phone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

Fixed Interest Option. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. For a description of the Fixed Account, see Appendix I.

Selecting Investment Options

  Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

  Be informed. Read this prospectus, the fund prospectuses and Appendix I.

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Limits on Availability of Options. Some funds or the fixed interest option may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. You may select no more than 18 investment options during the accumulation phase. Each subaccount you select and the Fixed Account counts as one option once you have made an allocation to it, even if you no longer have amounts allocated to that option.

Additional Risks of Investing in the Funds. (Mixed and Shared Funding)

Insurance-Dedicated Funds. (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, is bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

  Mixed - bought for annuities and life insurance

  Shared - bought by more than one company

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS

During the accumulation phase, you may transfer amounts among the available subaccounts. Transfers from the Fixed Account may be restricted as outlined in Appendix I, and the total number of investment options that you may select during the accumulation period is limited. See “Investment Options - Limits on How Many Investment Options You May Select.” The minimum transfer amount is $500. You may establish automated transfers of account value. See “Dollar Cost Averaging.” Transfers must be made in accordance with the terms of your contract. You may not make transfers once you enter the income phase. See “The Income Phase.”

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;

  Forced and unplanned portfolio turnover;

  Lost opportunity costs; and

  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract holders.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

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We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

  Exceeds our current definition of excessive trading, as defined below;

  Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);

  Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or

  Is determined, in our sole discretion, to be not in the best interests of other contract holders.

If we determine that you have violated our excessive trading policy we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the Internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other Company variable annuity contracts that you own. It may also be extended to other variable contracts and variable life insurance policies that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your contract or to another contract holder’s variable contract or policy, we will also take the following actions, without prior notice:

  Not accept transfer instructions from that organization, individual or other party; and

  Not accept preauthorized transfer forms from market timing organizations, individuals or other parties acting on behalf of more than one contract holder at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The Company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract holders and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract holders or, as applicable, to all contract holders investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

The Company Intends to Modify its Excessive Trading Policy in October 2007. At that time, the Company will begin restricting electronic transfer privileges if a contract holder (1) requests two purchases and subsequent sales of the same fund in a 60 calendar day period; or (2) requests six purchases and subsequent sales of the same fund within a twelve month period. We may change these planned modifications before they are implemented.

The Company intends to notify contract holders before we implement these changes; however, failure to provide this notice will not prevent the Company from implementing these or any other changes to our excessive trading policy.

Agreements to Share Information with Funds. As required by Rule 22c-2 under the 1940 Act, the Company has entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract holder trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and the Company’s excessive trading policy. Under these agreements, the Company is required to share information regarding contract holder transactions, including but not limited to

PRO.75998-07

information regarding fund transfers initiated by you. In addition to information about contract holder transactions, this information may include personal contract holder information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract holder’s transactions if the fund determines that the contract holder has violated the fund's trading policies. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund.

Charges for Transfers. We currently do not charge for transfers.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based on the subaccount unit values next determined after we receive your transfer request in good order at our the address listed in “Contract Overview-Questions: Contacting the Company,” or, if you are participating in the dollar cost averaging program, after your scheduled transfer.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from one of your investment options to one or more of the subaccounts. Transfers from the Fixed Account under the dollar cost averaging program may be restricted. (See Appendix I). Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program. For additional information about this program, contact your local representative or call us at the number listed in “Contract Overview - Questions: Contacting the Company.”

PURCHASE AND RIGHTS

How to Purchase

>	Complete the application and deliver it along with your initial purchase payment to us. Upon our approval, we will issue you a contract and set up an account for you.
>	Two types of contracts are available.

>	Installment Purchase Payment contracts. Under these contracts, you make continuing periodic payments.
>	Single Purchase Payment contracts. Under these contracts you make a single payment to the contract or a lump-sum transfer of amounts accumulated under a pre-existing annuity or retirement arrangement.

Payment Amounts

>	The minimum payment for a single purchase payment contract is $5,000.
>	Installment purchase payments must be at least $100 per month ($1,200 annually) and may not be less than $25 per payment.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application, only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

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Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be a limit on the number of investment options you may select. When selecting investment options, you may find it helpful to review the “Investment Options” section.

Factors to Consider in the Purchase Decision. The decision to purchase the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

1.

Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

2.

Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

3.

Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

4.

Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

RIGHT TO CANCEL

When and How to Cancel. You may cancel the contract within ten days of receipt (some states require more than ten days) by returning it to the address listed in “Contract Overview-Questions: Contacting the Company” along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and written notice of cancellation. Unless your state requires otherwise, your refund will equal the purchase payments made plus any earnings or minus any losses attributable to those amounts allocated to the subaccounts. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. We will not deduct an early withdrawal charge. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires, we will refund all purchase payments made.

If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

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FEES
Types of Fees
The following repeats and adds to information provided under “Fee Table.”		There are four types of fees or
Please review both sections for information on fees.		deductions that may affect your
account:
Transaction Fees		Transaction Fees
• Early Withdrawal
Early Withdrawal Charge		Charge
• Annual Maintenance
Withdrawals of all or a portion of your account value may be subject to a		Fee
charge. In the case of a partial withdrawal where you request a specified		• Redemption Fees
dollar amount, the amount withdrawn from your account will be the amount		Fees Deducted from
you specified plus adjustment for any applicable early withdrawal charge.		Investments in the Separate
Account
Amount. The charge is a percentage of the amount that you withdraw. The		• Mortality and Expense
percentage will be determined by the early withdrawal charge schedule that		Risk Charge
applies to your contract. The schedules are listed below and appear on your		• Administrative Expense
contract schedule page. The charge will never be more than 8.5% of your		Charge
total payments to the contract.		Fund Fees and Expenses
Premium and Other Taxes
Early Withdrawal Charge Schedules
Terms to Understand
Schedule A - Installment Purchase Payment Contracts		“Payment Period” (for
Completed Payment Periods	Early Withdrawal Charge	installment purchase
Less than 5	5%	payment contracts) - The
5 or more but less than 7	4%	period of time it takes to
7 or more but less than 9	3%	complete the number of
9 or more but less than 10	2%	installment payments
10 or more	0%	expected to be made to your
account over a year. For
Schedule B - Single Purchase Payment Contracts*		example, if your payment
Completed Contract Years	Early Withdrawal Charge	frequency is monthly, a
Less than 5	5%	payment period is completed
5 or more but less than 6	4%	after 12 payments are made.
6 or more but less than 7	3%	If only 11 payments are
7 or more but less than 8	2%	made, the payment period is
8 or more but less than 9	1%	not completed until the
9 or more	0%	twelfth payment is made.
The number of payment
* Schedule B also may apply to certain older contracts that accept more		periods completed cannot
than one purchase payment. Check your contract to determine which		exceed the number of
early withdrawal charge schedule applies to you.		account years completed,
regardless of the number of
Purpose. This is a deferred sales charge. It reimburses us for some of the		payments made.
sales and administrative expenses associated with the contract. If our
expenses are greater than the amount we collect for the early withdrawal		“Contract Year” (for single
charge, we may use any of our corporate assets, including potential profit		purchase payment contracts)
that may arise from the mortality and expense risk charge, to make up any		- A 12 month period
difference.		measured from the date we
establish your account, or
measured from any
anniversary of that date.

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Waiver. The early withdrawal charge is waived if the withdrawal is:

>	Used to provide income phase payments to you;
>	Paid because of your death;
>	Taken under a systematic distribution option (see “Systematic Distribution Options”);
>	Taken on or after the tenth anniversary of the effective date of an installment purchase payment contract;
>	Paid when your account value is $2,500 or less and no withdrawal has been taken from the account within the prior 12 months;
>	Taken in part or in full from an installment purchase payment contract provided you are at least 59½ and nine purchase payment periods have been completed; or
>	Taken in an amount of ten percent or less of your account value. This applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals or withdrawals under a systematic distribution option. The ten percent amount will be calculated using your account value as of the next valuation after your withdrawal request is received in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” This waiver does not apply to contracts issued in the state of Washington.

Annual Maintenance Fee

Maximum Amount. $20.00 for installment purchase payment contracts. There is no maintenance fee for single purchase payment contracts.

When/How. Each year during the accumulation phase, we deduct this fee from your account value on your account anniversary. It is also deducted at the time of a full withdrawal, to the extent permitted under state law. It is deducted proportionately from each subaccount and fixed interest option in which you have interest.

Purpose. This fee reimburses us for administrative expenses related to the establishment and maintenance of your account.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Fees Deducted From Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts. See “The Income Phase -Charges Deducted.”

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

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Purpose. This charge compensates us for the mortality and expense risks we assume under the contracts.

>	The mortality risks are those risks associated with our promises to pay the death benefit available under the contract and to make lifetime income phase payments based on annuity rates specified in the contract.
>	The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Administrative Expense Charge

Maximum Amount. 0.25% . We currently do not impose this charge. We reserve the right, however, on 30 days’ notice, if allowed by your contract, to charge up to 0.25% annually of your daily net assets invested in the subaccounts.

When/How. If imposed, we will deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest option. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be recovered by the mortality and expense risk charge described above. The charge is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this charge.

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses that may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract holder services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other Company affiliates, which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The Company expects to make a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

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Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by Directed Services LLC or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds may include:

  A share of the management fee deducted from fund assets;

  Service Fees that are deducted from fund assets;

  For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and

  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary in subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and

  Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

As of the date of this prospectus, Fidelity Investments is the only unaffiliated fund family offered through this prospectus. The Company receives the most fund revenue from Directed Services LLC and other Company affiliates.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.

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Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments.

We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our income phase payment rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account, see “Taxation.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

>	The current dollar value of amounts held in the subaccounts which takes into account investment performance and fees deducted from the subaccounts, plus
>	The current dollar value of amounts held in the Fixed Account, including interest to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund’s shares. The value of your interest in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>	The net assets of the fund held by the subaccount as of the current valuation; minus
>	The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
>	Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
>	The total value of the subaccount’s units at the preceding valuation; minus
>	A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment, the applicable AUV’s after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $25 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

$5,000 Purchase Payment		Step 1: You make an initial purchase payment of $5,000.
Step 1 ||
ING Life Insurance and Annuity Company		Step 2:
		A.	You direct us to invest $3,000 in Fund A. The purchase
payment purchases 300 accumulation units of Subaccount
Step 2 ||			A ($3,000 divided by the current $10 AUV).
Variable Annuity Account B
Subaccount A 300 accumulation units	Subaccount B Etc. 80 accumulation units	B.	You direct us to invest $2,000 in Fund B. The purchase
payment purchases 80 accumulation units of Subaccount B
($2,000 divided by the current $25 AUV).

Step 3: The separate account purchases shares of the
applicable funds at the then current market value (net asset
|| Step 3 ||		value or NAV).
Mutual Fund A	Mutual Fund B

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of the initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase and Rights.” Subsequent payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

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WITHDRAWALS

Taxes, Fees and Deductions
	You may withdraw all or a portion of your account value at any time during	Amounts withdrawn may be
	the accumulation phase.	subject to one or more of the
following:
Steps for Making A Withdrawal.
	Select the withdrawal amount.	> Early Withdrawal Charge
(see “Fees - Early
1)	Full Withdrawal: You will receive, reduced by any required tax, your	> Withdrawal Charge”)
	account value, minus any applicable early withdrawal charge,	> Annual Maintenance Fee
	redemption fees, and annual maintenance fee.	(see “Fees - Annual
Maintenance Fee”)
2)	Partial Withdrawal (Percentage or Specified Dollar Amount): You will	> Redemption Fees (See “Fees
	receive, reduced by any required tax, the amount you specify, subject	- Redemption Fees”)
	to the value available in your account. However, the amount actually	> Tax Penalty (see “Taxation”)
	withdrawn from your account will be adjusted by any applicable early	> Tax Withholding (see
	withdrawal charge and redemption fees. See Appendix I for more	“Taxation”)
information about withdrawals from the Fixed Account.
To determine which may apply
	Select investment options. If you do not specify this, we will withdraw	to you, refer to the appropriate
	dollars from each investment option in which you have account value	sections of this prospectus,
	in the same proportion as that value bears to your total account value.	contact your local representative
	Properly complete a disbursement form and send it to the address	or call us at the number listed in
	listed in “Contract Overview-Questions: Contacting the Company.”	“Contract Overview - Questions:
Contacting the Company.”
Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange
(normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at the address listed in “Contract Overview-
Questions: Contacting the Company.”

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly completed disbursement form in good order.

Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for annual maintenance fees and for early withdrawal charges imposed at the time of withdrawal. We will deduct from the amount reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal.

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SYSTEMATIC DISTRIBUTION OPTIONS
Features of a Systematic
Distribution Option	These options may be exercised at any time during the accumulation phase of the
A systematic distribution	contract.
option allows you to
receive regular payments	The following systematic distribution options may be available:
from your contract,
without moving into the	> SWO - Systematic Withdrawal Option. SWO is a series of automatic
income phase. By	partial withdrawals from your account based on a payment method you
remaining in the	select. Consider this option if you would like a periodic income while
accumulation phase, you	retaining investment flexibility for amounts accumulated in the account.
retain certain rights and	> Other Systematic Distribution Options. We may add additional systematic
investment flexibility not	distribution options from time to time. You may obtain additional
available during the	information relating to any of the systematic distribution options from your
income phase. Because	local representative or by calling us at the number listed in “Contract
the account remains in the	Overview - Questions: Contacting the Company.”
accumulation phase, all
accumulation phase	Systematic Distribution Option Availability. If allowed by applicable law, we
charges continue to apply.	may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or to change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your local representative or the Company at the number listed in
“Contract Overview - Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to the address listed in “Contract Overview-Questions: Contacting the Company.” Once you
revoke an option, you may not elect it again, until the next calendar year, nor may you elect any other systematic distribution option that may be available, unless you are allowed under the Internal Revenue Code of 1986, as amended
(Tax Code).

Charges and Taxation. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in the “Fees” and “Fee Table” sections. Taking a withdrawal under a systematic distribution option may have tax consequences.
See “Taxation.”

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DEATH BENEFIT
This section provides
During the Accumulation Phase	information about the death
benefit during the
Who Receives the Death Benefit? If you would like certain individuals or	accumulation phase. For
entities to receive a death benefit when it becomes payable, you may name	death benefit information
them as your beneficiaries. If you die and no beneficiary exists, the death	applicable to the income
benefit will be paid in a lump sum to your estate.	phase, see "The Income
Phase."
Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your local representative or us as indicated in
“Contract Overview - Questions: Contacting the Company.”

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when you, the contract holder, die.

Death Benefit Amount. The death benefit will equal your account value as of the next time we value your account after the date on which we receive proof of death and a payment request in a form acceptable to us. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by law.

Death Benefit - Methods of Payment

(For payment options during the income phase, see “The Income Phase.”)

If you die during the accumulation phase of your contract, the following payment options are available to your beneficiary, if allowed by the Tax Code:

> Lump-sum payment; or
> Payment in accordance with any of the available income phase payment plans. See “The Income Phase - Payment Plans.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account.
This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

The following options are also available, however, the Tax Code limits how long the death benefit proceeds may be left in these options:

> Leave the account value invested in the contract; or
> Leave the account value on deposit in the Company’s general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. Your beneficiary can withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment plans. See
“The Income Phase - Payment Plans.”

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Steps Required for Death Benefits to be Paid to Your Beneficiary:

1.	You must have designated a beneficiary(ies) for your contract;

2.	Your beneficiary or someone on their behalf must provide us with proof of your death acceptable to us; and

3.	Your beneficiary must elect one of the payment options available under the contract.

We will not pay any death proceeds until the beneficiary elects a method of payment. Prior to the election of a payment method by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary will have the right to allocate or transfer amounts among available investment options. (Limitations may apply to transfers from the Fixed Account -see Appendix I.)

We will mail payment to the beneficiary within seven calendar days after we receive proof of death and an election of the method of payment acceptable to us.

Taxation. In general, payments received by your beneficiary after your death are taxed to the beneficiary in the same manner as if you had received those payments. Additionally, your beneficiary may be subject to tax penalties if he or she does not begin receiving death benefit payments within the time frame required by the Tax Code. See “Taxation.”

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THE INCOME PHASE
We may have used the
During the income phase you stop contributing dollars to your account and	following terms in prior
start receiving payments from your accumulated account value.	prospectuses:

Initiating Payments. At least 30 days before the date you want to start	Annuity Phase - Income
receiving income phase payments, you must notify us in writing of all of the	Phase
following:
Annuity Option - Income
> Payment start date;	Phase Payment Option
> Income phase payment option (see the payment options table in this
section);	Annuity Payment - Income
> Payment frequency (i.e. monthly, quarterly, semi-annually or annually);	Phase Payment

> Choice of fixed or variable payments or a combination of fix and variable	Annuitization - Initiating
payments; and	Income Phase Payments
> Selection of an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age, gender, account value, the income phase payment option selected, the number of guaranteed payments (if any) selected, and whether you select fixed, variable or a combination of both fixed and variable payments, and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be invested in subaccount(s) you select. Not all subaccounts available during the accumulation phase may be available during the income phase.
Currently, ING VP Balanced Portfolio, Inc., ING VP Intermediate Bond
Portfolio and ING VP Growth and Income Portfolio are the only subaccounts available during the income phase. For variable payments, you must also select an assumed net investment rate.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or
3.5%. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

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If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview - Questions: Contacting the Company.”

Minimum Payment Amounts. The income phase payment option you select must result in:

>	A first income phase payment of at least $20; or
>	Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts you will receive one lump-sum payment.

Restrictions on Start Dates and the Duration of Payments. When income phase payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

Income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering this course of action.

Charges Deducted. When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative charge of 0.25% annually from amounts held in the subaccounts.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for payment in good order at the address listed in “Contract Overview-Questions: Contacting the Company.” If the continuing income phase payments are elected, the beneficiary may not elect to receive a lump-sum at a future date unless the income phase payment option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments we made after the date of death.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options.

Partial Entry into the Income Phase. You may elect an income phase payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; consult a tax adviser before electing this option. The same or a different income phase payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

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Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time.

Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based. Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
Life Income	made if the annuitant dies prior to the second payment’s due date.
Death Benefit - None: All payments end upon the annuitant’s death.

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5, 10, 15 or 20 years or as otherwise specified in the contract.
Life Income -	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we have made all the
Guaranteed	guaranteed payments, we will continue to pay the beneficiary the remaining guaranteed payments
Payments*	unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.
Continuing Payments:
Life Income - Two	(a) When you select this option you choose for 100%, 66 2/3% or 50% of the payment to continue
Lives	to the surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment will continue to the second annuitant on the annuitant’s death.
Death Benefit - None: All payments end upon the death of both annuitants.

Length of Payments: For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months.
Life Income - Two	Continuing Payments: 100% of the payment will continue to the surviving annuitant after the first
Lives with	death.
Guaranteed	Death Benefit - Payment to the Beneficiary: If both annuitants die before the guaranteed
Payments*	payments have all been paid, we will continue to pay the beneficiary the remaining guaranteed payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Income Phase Payment Options

Length of Payment: You may select payments for 3-30 years. In certain cases a lump-sum payment may be requested at any time. (see below)
Nonlifetime-	Death Benefit - Payment to the Beneficiary: If the annuitant dies before we make all the
Guaranteed	guaranteed payments, we will continue to pay the beneficiary the remaining guaranteed payments,
Payments*	unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Lump-Sum Payment: If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Any such lump-sum payment will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments have begun is treated as a completed purchase payment period even though no additional purchase payments have been made. See “Fees - Early Withdrawal Charge.” We will send lump-sum payments within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview-Questions: Contacting the Company.”

Calculation of Lump-Sum Payments: If a lump-sum payment is available under the income phase payment options above, the rate used to calculate the present value for the remaining guaranteed payments is the same rate we used to calculate the income phase payments (i.e. the actual fixed rate used for the fixed payments or the 3.5% or 5% assumed net investment rate used for variable payments).

*Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

PRO.75998-07

CONTRACT DISTRIBUTION

General. The Company’s subsidiary, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Securities of Securities Dealers, Inc. (“NASD”) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers that have or may enter into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers that are affiliated with the Company:

Bancnorth Investment Group, Inc.
Directed Services LLC
Financial Network Investment Corporation
Guaranty Brokerage Services, Inc.
ING America Equities, Inc.
ING Direct Funds Limited
ING DIRECT Securities, Inc.
ING Financial Markets LLC
ING Financial Partners, Inc.
ING Funds Distributor, LLC
ING Investment Management Services LLC
ING Private Wealth Management LLC
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract holders or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Occasionally, ING Financial Advisers, LLC may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions, or administrative services. We will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

ING Financial Advisers, LLC may also contract with independent third party broker-dealers who will act as wholesalers by assisting us in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions to the distributors and may provide certain administrative services in connection with the contract. ING Financial Advisers, LLC may pay such wholesalers compensation based upon purchase payments to contracts purchased through distributors that they select.

ING Financial Advisers, LLC may also designate third parties to provide services in connection with the contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties may also receive payments for their services based upon purchase payments. ING Financial Advisers, LLC will pay all costs and expenses related to these services.

PRO.75998-07

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is 2.75% . We may also pay asset-based compensation up 0.10% . In addition, we may pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 2.75% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated assets under management, sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

  Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on fixed insurance product sales;

  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

  Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

PRO.75998-07

The following is a list of the top 25 selling firms that, during 2006, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1)	Symetra Investment Services, Inc.	14)	National Planning Corporation
2)	AIG Financial Advisors Inc.	15)	Jefferson Pilot Securities Corporation
3)	Walnut Street Securities, Inc. ®	16)	Morgan Keegan and Company, Inc.
4)	Lincoln Investment Planning, Inc.	17)	Cadaret, Grant & Co., Inc.
5)	Securities America, Inc.	18)	Tower Square Securities, Inc.
6)	ING Financial Partners, Inc.	19)	Financial Telesis Inc./JHW Financial & Insurance
7)	Financial Network Investment Corporation		Services
8)	Linsco/Private Ledger Corp.	20)	Mutual Service Corporation
9)	Valor Insurance Agency, Inc.	21)	Huckin Financial Group, Inc.
10)	Multi-Financial Securities Corporation	22)	Northwestern Mutual Investment Services, LLC
11)	Edward D. Jones & Co., L.P.	23)	Waterstone Financial Group
12)	Wachovia Securities, LLC	24)	Royal Alliance Associates, Inc.
13)	USI Securities, Inc.	25)	NFP Securities, Inc.

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be first on the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

Third Party Compensation Arrangements.

>	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.

>	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.

>	At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

PRO.75998-07

TAXATION
In this Section
I. Introduction
I. Introduction
This section discusses our understanding of current federal income tax laws
affecting the contracts. You should keep the following in mind when reading it:	II. Taxation of
Nonqualified Contracts
> Your tax position (or the tax position of the designated beneficiary, as
applicable) determines federal taxation of amounts held or paid out under the	III. Possible Changes in
contracts;	Taxation

> Tax laws change. It is possible that a change in the future could affect	IV. Taxation of the
contracts issued in the past;	Company

> This section addresses federal income tax rules and does not discuss federal	When consulting a tax
estate and gift tax implications, state and local taxes or any other tax	adviser, be certain that he
provisions; and	or she has expertise in the
Tax Code sections
> We do not make any guarantee about the tax treatment of the contract or any	applicable to your tax
transaction involving the contracts.	concerns.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements. For more comprehensive information contact the Internal Revenue
Service (IRS).

Nonqualified Contracts
The contracts may be purchased on a non-tax-qualified basis (nonqualified contracts). Nonqualified contracts are purchased with after-tax contributions and are not related to retirement plans or programs that receive special income tax treatment under the Tax Code.

II. Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution

Tax Code section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a nonqualified contract until a distribution occurs or until income phase payments begin. This assumes that the contracts will qualify as annuity contracts for federal income tax purposes. In order to be eligible to receive deferral of taxation, the requirements listed below must be satisfied.

PRO.75998-07

     Investor Control. Although earnings under the contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract holder will be considered the owner of separate account assets if the contract holder possesses incidents of investment control over the assets. In these circumstances income and gains from the separate account assets would be currently includible in the variable contract holder’s gross income. Future guidance regarding the extent to which contract holders can direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contracts as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The nonqualified contracts contain provisions that are intended to comply with these Tax Code requirements although no regulations interpreting these requirements have yet been issued. We intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Non-Natural Holders of a Nonqualified Contract. If you are not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the account value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder.

     Delayed Income Phase Start Date. If the contract’s income phase start date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g. age 89), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in your income.

     Diversification. Internal Revenue Code Section 817(h) requires investments within a separate account to be adequately diversified. The Treasury has issued regulations which set the standards for measuring the adequacy of any diversification, and the Internal Revenue Service has published various revenue rulings and private letter rulings addressing diversification issues. To be adequately diversified, each subaccount and its corresponding fund must meet certain tests. If these tests are not met, you would then be subject to federal income tax on income under your contract as you earn it. Each subaccount’s corresponding fund has represented that it will meet the diversification standards that apply to your contract. Accordingly, we believe it is reasonable to conclude that the diversification requirements have been satisfied. If it is determined, however, that your contract does not satisfy the applicable diversification regulations and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate and reasonable steps to bring your contract into compliance with such regulations and rulings, and we reserve the right to modify your contract as necessary in order to do so.

Taxation of Distributions

     General. When a withdrawal from a nonqualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any early withdrawal charge) immediately before the distribution over the contract holder’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

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In the case of a full withdrawal from a nonqualified contract, the amount received generally will be taxable only to the extent it exceeds the contract holder’s cost basis in the contract.

     10% Penalty. A 10% penalty tax applies to the taxable portion of a distribution from a nonqualified deferred annuity contract unless certain exceptions apply, including one or more of the following:

a)	You have attained age 59½;

b)	You have become disabled as defined in the Tax Code;

c)	You (or the annuitant if the contract holder is a non-natural person) have died;

d)

The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

e)	The distribution is allocable to investment in the contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making 1035 exchanges.

If your contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, any distributions other than income phase payments will be treated, for tax purposes, as coming:

First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the contract;

  Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

  Then, from any remaining “income on the contract”; and

  Lastly, from any remaining “investment in the contract.

The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. However, the IRS has reserved the right to treat transactions it considers abusive as ineligible for favorable partial 1035 tax-free exchange treatment. It is not certain whether the IRS would treat an immediate withdrawal or annuitization after a partial exchange as abusive. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract directly into an immediate annuity. Currently, we will accept a partial 1035 exchange from a nonqualified annuity into a deferred annuity or an immediate annuity as a tax-free transaction unless we believe that we would be expected to treat the transaction as abusive. We are not responsible for the manner in which any other insurance company, for tax-reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange with your tax advisor prior to proceeding with the transaction.

     Taxation of Income Phase Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each income phase payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an income phase payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of income phase payments, as determined when income phase payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent income phase payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as income phase payments. Please consult your tax adviser before electing partial annuitization.

PRO.75998-07

     Death Benefits. Amounts may be distributed from the contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, such amounts are taxed in the same manner as a full withdrawal of the contract, or (ii) if distributed under a payment option, such amounts are taxed in the same way as income phase payments. Special rules may apply to amounts distributed after a beneficiary has elected to maintain contract value and receive payments.

Different distribution requirements apply if your death occurs:

>	After you begin receiving income phase payments under the contract; or
>	Before you begin receiving such distributions.

If your death occurs after you begin receiving income phase payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving income phase payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2007, your entire balance must be distributed by August 31, 2012. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

>	Over the life of the designated beneficiary; or
>	Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract holder. If the contract holder is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for death of a contract holder.

The contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the contract.

     Assignment and Other Transfers. A transfer, pledge, or assignment of ownership of a nonqualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (i) that is purchased with a single premium, (ii) with income phase payments starting within one year of the date of purchase, and (iii) that provides a series of substantially equal periodic payments made annually or more frequently. While this contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all deferred nonqualified annuity contracts that are issued by a company or its affiliates to the same contract holder during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

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Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of income phase payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

If you or your designated beneficiary is a non-resident alien, then any witholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). The Pension Protection Act of 2006 made permanent pension and IRA provisions under the Economic Growth and Tax Relief Reconciliation Act of 2001. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account B is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

OTHER TOPICS

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

>	On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted;
>	When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount’s assets; or
>	During any other periods the SEC may by order permit for the protection of investors.

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The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

>	Standardized average annual total returns; and
>	Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e. mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of an annual maintenance fee. If we reflected these charges in the calculation it would decrease the level of performance reflected by the calculation. Non-standardized returns may include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which we receive no instructions in the same proportion as those for which we receive instructions. You will receive periodic reports relating to the funds in which you have an interest as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

>	During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
>	During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law or as otherwise permitted in the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

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Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership where such assignments are not prohibited, with proper notification. The date of any such assignment or transfer of ownership will be the date we receive the notification at the address listed in “Contract Overview-Questions: Contacting the Company.” An assignment or transfer of ownership may have tax consequences and you should consult with a tax adviser before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to us at the address listed in “Contract Overview-Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. Your rights and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the variable account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History
Variable Annuity Account B
Offering and Purchase of Contract
Income Phase Payments
Sales Material and Advertising
Independent Registered Public Accounting Firm
Financial Statements of the Separate Account

Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

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APPENDIX I
FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase of the contract.

Additional information about this option may be found in the contract.

Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.

General Disclosure.

>	Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the
Securities Act of 1933, as amended.
>	Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
>	The SEC has not reviewed disclosure in this Appendix regarding the Fixed Account.

Interest Rates.

>	The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will receive a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company.
>	Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Except for contracts issued in the state of New York, withdrawals from the Fixed Account over $250,000 (for contracts issued prior to 1988) or $500,000 (for contracts issued after 1988) will be paid pursuant to a five year schedule. See your contract for details. Under certain emergency conditions, some contracts allow us to defer payment of any withdrawal for period of up to 6 months or as provided by applicable federal or state law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option once during each calendar year. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying us at the address listed in “Contract Overview-Questions: Contacting the Company” at least 30 days before income payments begin you may elect to have amounts transferred to one or more of the funds available during the income phase to provide variable payments.

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     APPENDIX II DESCRIPTION OF UNDERLYING FUNDS

List of Fund Name Changes

Current Fund Name	Former Fund Name
ING FMRSM Large Cap Growth Portfolio	ING FMRSM Earnings Growth Portfolio
ING Thornburg Value Portfolio	ING MFS Capital Opportunities Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.
Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract
Overview - Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference
Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term capital appreciation.
Products – Fidelity® VIP	Research Company
Contrafund® Portfolio
Subadvisers:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited.

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

Fidelity® Variable Insurance	Fidelity Management &	Seeks reasonable income. Also considers the
Products – Fidelity® VIP Equity-	Research Company	potential for capital appreciation. Seeks to
Income Portfolio		achieve a yield which exceeds the composite
	Subadviser:	yield on the securities comprising the Standard
	FMR Co., Inc.; Fidelity	& Poor's 500SM Index (S&P 500® ).
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited

Fidelity® Variable Insurance	Fidelity Management &	Seeks to achieve capital appreciation.
Products – Fidelity® VIP Growth	Research Company
Portfolio
Subadviser:
FMR Co., Inc.; Fidelity
Research & Analysis
Company; Fidelity
Management &
Research (U.K.) Inc.;
Fidelity International
Investment Advisors;
Fidelity International
Investment Advisors
(U.K.) Limited; Fidelity
Investments Japan
Limited

Fidelity® Variable Insurance	Fidelity Management &	Seeks long-term growth of capital.
Products – Fidelity® VIP Overseas	Research Company
Portfolio

ING Investors Trust – ING	Directed Services LLC	Seeks long-term growth of capital.
BlackRock Large Cap Growth
Portfolio	Subadviser:
BlackRock Investment
Management, LLC

ING Investors Trust - ING FMRSM	Directed Services LLC	Seeks growth of capital over the long term. The
Large Cap Growth Portfolio*		Portfolio’s investment objective is not
	Subadviser: Fidelity	fundamental and may be changed without a
*FMR is a service mark of Fidelity	Management &	shareholder vote.
Management & Research Company	Research Co.

ING Partners, Inc. – ING	Directed Services LLC	Seeks long-term growth of capital.
JPMorgan International Portfolio
Subadviser: J.P.
Morgan Asset
Management (U.K.)
Limited (JPMAM
(UK))

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Partners, Inc. – ING Legg	Directed Services LLC	Seeks long-term growth of capital.
Mason Partners Aggressive
Growth Portfolio	Subadviser:
ClearBridge Advisors,
LLC (ClearBridge)

ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Oppenheimer Global Portfolio
Subadviser:
OppenheimerFunds,
Inc. (Oppenheimer)

ING Partners, Inc. – ING	Directed Services LLC	Seeks a high level of current income principally
Oppenheimer Strategic Income		derived from interest on debt securities.
Portfolio	Subadviser:
OppenheimerFunds,
Inc. (Oppenheimer)

ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital appreciation.
Price Diversified Mid Cap
Growth Portfolio	Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)

ING Partners, Inc. – ING T. Rowe	Directed Services LLC	Seeks long-term capital growth, and
Price Growth Equity Portfolio		secondarily, increasing dividend income.
Subadviser: T. Rowe
Price Associates, Inc.
(T. Rowe Price)

ING Partners, Inc. – ING	Directed Services LLC	Seeks capital appreciation.
Thornburg Value Portfolio
Subadviser: Thornburg
Investment
Management
(Thornburg)

ING Partners, Inc. – ING UBS U.S.	Directed Services LLC	Seeks long-term growth of capital and future
Large Cap Equity Portfolio		income.
Subadviser: UBS
Global Asset
Management
(Americas) Inc. (UBS
Global AM)

ING Partners, Inc. – ING Van	Directed Services LLC	Seeks total return, consisting of long-term
Kampen Equity and Income		capital appreciation and current income.
Portfolio	Subadviser: Van
Kampen

ING VP Balanced Portfolio, Inc.	ING Investments, LLC	Seeks to maximize investment return, consistent
with reasonable safety of principal, by investing
	Subadviser: ING	in a diversified portfolio of one or more of the
	Investment	following asset classes: stocks, bonds and cash
	Management Co.	equivalents, based on the judgment of the
Portfolio's management, of which of those
sectors or mix thereof offers the best investment
prospects.

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Investment Adviser/

Fund Name	Subadviser	Investment Objective(s)

ING Variable Portfolios, Inc. – ING	ING Investments, LLC	Seeks long-term capital appreciation.
VP Global Science and
Technology Portfolio	Subadviser:
BlackRock Advisors,
LLC

ING Variable Funds – ING VP	ING Investments, LLC	Seeks to maximize total return through
Growth and Income Portfolio		investments in a diversified portfolio of
	Subadviser: ING	common stocks and securities convertible into
	Investment	common stock.
Management Co.

ING Investors Trust – ING VP	ING Investments, LLC	Seeks to outperform the total return
Index Plus International Equity		performance of the Morgan Stanley Capital
Portfolio	Subadviser: ING	International Europe Australasia and Far East®
	Investment	Index (“MSCI EAFE® Index”), while
	Management Advisors,	maintaining a market level of risk. The
	B.V.	Portfolio’s investment objective is not
fundamental and may be changed without a
shareholder vote.

ING VP Intermediate Bond	ING Investments, LLC	Seeks to maximize total return consistent with
Portfolio		reasonable risk, through investment in a
	Subadviser: ING	diversified portfolio consisting primarily of debt
	Investment	securities.
Management Co.

ING VP Money Market Portfolio	ING Investments, LLC	Seeks to provide high current return, consistent
with preservation of capital and liquidity,
	Subadviser: ING	through investment in high-quality money
	Investment	market instruments. There is no guarantee
	Management Co.	that the ING VP Money Market Subaccount
will have a positive or level return.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return consistent with
Inc. – ING VP Strategic		preservation of capital. Managed for investors
Allocation Conservative Portfolio	Subadviser: ING	primarily seeking total return consistent with
	Investment	capital preservation who generally have an
	Management Co.	investment horizon exceeding 5 years and a low
level of risk tolerance.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide capital appreciation. Managed
Inc. – ING VP Strategic		for investors seeking capital appreciation who
Allocation Growth Portfolio	Subadviser: ING	generally have an investment horizon exceeding
	Investment	15 years and a high level of risk tolerance.
Management Co.

ING Strategic Allocation Portfolios,	ING Investments, LLC	Seeks to provide total return (i.e., income and
Inc. – ING VP Strategic		capital appreciation, both realized and
Allocation Moderate Portfolio	Subadviser: ING	unrealized). Managed for investors seeking a
	Investment	balance between income and capital
	Management Co.	appreciation who generally have an investment
horizon exceeding 10 years and a moderate
level of risk tolerance.

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APPENDIX III
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2005 the “Value at beginning of period” shown is the value at first date of investment.

TABLE I

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374	$12.54
Value at end of period	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374
Number of accumulation units outstanding at end of period	603,500	638,978	578,222	459,840	368,356	350,846	365,499	449,134	488,102	465,699
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784	$12.475
Value at end of period	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784
Number of accumulation units outstanding at end of period	390,753	444,733	517,940	447,621	362,704	304,410	204,704	236,374	298,921	328,562
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904	$11.402
Value at end of period	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904
Number of accumulation units outstanding at end of period	248,285	300,061	376,032	444,798	424,020	497,068	536,656	474,649	324,558	229,060
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419	$13.786	$12.381	$11.238
Value at end of period	$20.71	$17.76	$15.11	$13.46	$9.51	$12.077	$15.514	$19.419	$13.786	$12.381
Number of accumulation units outstanding at end of period	129,186	131,286	132,647	99,214	41,584	40,745	33,208	37,275	54,226	51,780
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.16	$9.70
Value at end of period	$9.87	$10.16
Number of accumulation units outstanding at end of period	242,953	327,786
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903	$17.682
Value at end of period	$30.07	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903
Number of accumulation units outstanding at end of period	182,613	200,117	209,092	202,506	216,775	254,404	286,301	316,726	360,392	411,600
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219	$15.411
Value at end of period	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219
Number of accumulation units outstanding at end of period	246,323	280,808	327,368	365,960	353,915	420,422	455,264	485,026	695,813	742,913

CFI 1

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.65	$10.01
Value at end of period	$13.57	$11.65
Number of accumulation units outstanding at end of period	872,887	946,187
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01	$9.88
Value at end of period	$10.72	$10.01
Number of accumulation units outstanding at end of period	212,296	235,801
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343	$21.038
Value at end of period	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343
Number of accumulation units outstanding at end of period	117,112	147,962	177,277	204,828	249,445	300,792	335,970	278,562	303,746	296,540
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.09	$9.93
Value at end of period	$11.95	$11.09
Number of accumulation units outstanding at end of period	691,090	810,723
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40	$14.112
Value at end of period	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40
Number of accumulation units outstanding at end of period	164,311	196,161	217,537	218,596	192,650	212,838	192,790	177,799	287,914	231,297
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744	$12.995
Value at end of period	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744
Number of accumulation units outstanding at end of period	215,491	248,139	261,134	279,653	300,021	351,117	395,373	408,870	605,271	664,979
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.69	$9.98
Value at end of period	$11.89	$10.69
Number of accumulation units outstanding at end of period	608,591	666,187
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603	$21.929	$18.989	$15.698
Value at end of period	$28.72	$26.44	$25.68	$23.77	$20.25	$22.856	$24.163	$24.603	$21.929	$18.989
Number of accumulation units outstanding at end of period	1,060,627	1,203,120	1,342,969	1,352,428	1,483,863	1,725,814	2,014,690	2,278,136	2,929,720	3,174,738

CFI 2

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831	$9.558
Value at end of period	$4.21	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	131,384	184,668	238,094	325,256	240,058	172,469	127,430
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883	$24.907	$22.028	$17.173
Value at end of period	$24.34	$21.58	$20.20	$18.87	$15.16	$20.465	$25.397	$28.883	$24.907	$22.028
Number of accumulation units outstanding at end of period	2,298,689	2,705,207	3,268,534	3,649,456	4,278,162	5,447,988	6,188,910	7,212,849	9,491,619	10,689,845
ING VP INDEX PLUS INTERNATIONAL EQUITY
PORTFOLIO
(Funds were first received in this option during October 2006)
Value at beginning of period	$9.92
Value at end of period	$10.86
Number of accumulation units outstanding at end of period	4,148
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988	$14.27	$13.361	$12.493
Value at end of period	$19.81	$19.27	$18.92	$18.27	$17.40	$16.266	$15.147	$13.988	$14.27	$13.361
Number of accumulation units outstanding at end of period	769,351	897,910	1,012,407	688,345	807,470	862,575	722,494	887,371	1,129,589	1,168,988
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93	$11.453
Value at end of period	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93
Number of accumulation units outstanding at end of period	457,899	400,551	546,292	760,049	1,044,246	1,134,800	894,024	1,034,154	1,146,661	974,714
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
Value at beginning of period	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875	$14.064	$13.317	$11.776
Value at end of period	$18.42	$17.21	$16.78	$15.74	$14.02	$14.844	$15.397	$14.875	$14.064	$13.317
Number of accumulation units outstanding at end of period	54,761	53,837	49,393	52,209	88,782	82,972	99,655	111,343	197,742	133,741
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
Value at beginning of period	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905	$15.855	$15.392	$12.999
Value at end of period	$20.81	$18.62	$17.75	$16.05	$13.07	$15.344	$17.566	$17.905	$15.855	$15.392
Number of accumulation units outstanding at end of period	75,157	74,359	69,724	75,583	72,637	76,069	79,352	96,551	274,115	317,579
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
Value at beginning of period	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431	$15.095	$14.432	$12.43
Value at end of period	$19.50	$17.76	$17.17	$15.78	$13.37	$14.966	$16.295	$16.431	$15.095	$14.432
Number of accumulation units outstanding at end of period	58,717	59,246	63,295	77,501	89,224	99,986	99,845	115,324	218,649	175,559

CFI 3

Condensed Financial Information (continued)

TABLE II

     FOR CONTRACTS CONTAINING LIMITS ON FEES (Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374	$13.535
Value at end of period	$31.94	$28.95	$25.07	$21.98	$17.33	$19.354	$22.333	$24.217	$19.735	$15.374
Number of accumulation units outstanding at end of period	24,115	27,427	25,162	22,238	18,503	11,769	8,064	13,750	14,618	13,675
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784	$14.017
Value at end of period	$26.50	$22.33	$21.35	$19.39	$15.06	$18.363	$19.565	$18.272	$17.40	$15.784
Number of accumulation units outstanding at end of period	35,909	35,428	34,515	16,683	28,494	5,108	7,656	11,370	13,539	35,342
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904	$12.498
Value at end of period	$18.95	$17.96	$17.19	$16.83	$12.83	$18.588	$22.858	$25.999	$19.155	$13.904
Number of accumulation units outstanding at end of period	6,352	7,210	13,505	13,739	16,200	30,698	29,626	32,858	24,195	3,029
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 2003)
Value at beginning of period	$17.76	$15.11	$13.46	$12.60
Value at end of period	$20.71	$17.76	$15.11	$13.46
Number of accumulation units outstanding at end of period	17,029	23,281	2,467	680
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.16	$9.48
Value at end of period	$9.87	$10.16
Number of accumulation units outstanding at end of period	10,551	19,093
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903	$17.682
Value at end of period	$30.07	$24.91	$22.92	$19.52	$15.27	$18.876	$26.16	$32.942	$21.057	$17.903
Number of accumulation units outstanding at end of period	3,422	2,817	3,217	1,614	1,614	2,389	4,808	4,496	5,245	3,986
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219	$15.411
Value at end of period	$17.08	$15.69	$14.25	$13.15	$9.64	$15.086	$20.426	$29.04	$19.489	$15.219
Number of accumulation units outstanding at end of period	8,232	13,528	16,173	15,712	9,981	15,417	13,795	12,142	11,330	11,848

CFI 4

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.65	$9.72
Value at end of period	$13.57	$11.65
Number of accumulation units outstanding at end of period	28,855	35,013
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01	$9.89
Value at end of period	$10.72	$10.01
Number of accumulation units outstanding at end of period	10,508	11,136
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343	$21.038
Value at end of period	$30.57	$26.49	$26.41	$23.69	$18.73	$27.159	$36.551	$39.254	$26.713	$21.343
Number of accumulation units outstanding at end of period	3,729	3,729	5,194	5,195	9,460	9,287	11,362	9,451	9,947	8,563
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.09	$9.48
Value at end of period	$11.95	$11.09
Number of accumulation units outstanding at end of period	20,517	27,390
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40	$14.112
Value at end of period	$23.96	$21.41	$20.42	$18.80	$14.54	$19.189	$21.643	$21.922	$18.146	$14.40
Number of accumulation units outstanding at end of period	7,951	9,403	10,065	9,380	6,422	6,688	4,920	4,491	4,730	3,310
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744	$12.995
Value at end of period	$17.71	$15.66	$14.50	$12.79	$10.37	$13.976	$17.889	$18.963	$15.481	$12.744
Number of accumulation units outstanding at end of period	96,025	114,960	136,060	108,922	121,245	141,938	162,448	135,420	148,963	141,582
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.69	$9.81
Value at end of period	$11.89	$10.69
Number of accumulation units outstanding at end of period	18,613	22,007
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during June 1997)
Value at beginning of period	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762	$22.015	$19.016	$16.898
Value at end of period	$29.42	$27.01	$26.17	$24.16	$20.53	$23.119	$24.379	$24.762	$22.015	$19.016
Number of accumulation units outstanding at end of period	135,748	189,050	217,194	210,963	226,171	340,426	361,203	383,141	452,764	477,504

CFI 5

	Condensed Financial Information (continued)

	2006	2005	2004	2003	2002	2001	2000	1999	1998	1997

ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during August 2000)
Value at beginning of period	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841	$9.564
Value at end of period	$4.28	$4.03	$3.65	$3.73	$2.59	$4.454	$5.841
Number of accumulation units outstanding at end of period	3,642	3,642	14,402	10,422	1,785	7,505	7,135
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069	$25.005	$22.06	$19.527
Value at end of period	$24.93	$22.04	$20.59	$19.19	$15.37	$20.70	$25.624	$29.069	$25.005	$22.06
Number of accumulation units outstanding at end of period	950,496	1,152,266	1,401,295	1,674,699	1,943,271	2,540,138	2,862,933	3,297,663	3,821,349	4,106,796
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042	$14.304	$13.373	$12.747
Value at end of period	$20.10	$19.52	$19.14	$18.45	$17.55	$16.378	$15.229	$14.042	$14.304	$13.373
Number of accumulation units outstanding at end of period	145,608	170,190	237,188	248,725	332,174	362,413	364,573	387,135	452,992	489,431
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93	$11.654
Value at end of period	$14.62	$14.12	$13.88	$13.91	$13.95	$13.905	$13.547	$12.894	$12.425	$11.93
Number of accumulation units outstanding at end of period	168,142	165,286	182,060	236,795	340,943	362,580	424,946	457,619	505,775	580,412
ING VP STRATEGIC ALLOCATION CONSERVATIVE
PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$17.74	$17.24	$16.10	$14.30	$14.41			$14.141	$13.343	$12.335
Value at end of period	$19.05	$17.74	$17.24	$16.10	$14.30			$14.497	$14.141	$13.343
Number of accumulation units outstanding at end of period	5,340	5,339	23,796	20,520	22,791			0	1,958	2,254
ING VP STRATEGIC ALLOCATION GROWTH
PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066	$15.942	$15.422	$13.943
Value at end of period	$21.52	$19.19	$18.23	$16.42	$13.33	$15.591	$17.786	$18.066	$15.942	$15.422
Number of accumulation units outstanding at end of period	10,405	10,401	11,857	18,356	19,199	21,776	21,776	21,776	24,014	23,868
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579	$15.179	$14.461	$13.178
Value at end of period	$20.16	$18.30	$17.63	$16.14	$13.63	$15.207	$16.499	$16.579	$15.179	$14.461
Number of accumulation units outstanding at end of period	2,679	2,679	4,239	9,896	9,897	9,895	9,913	9,939	10,769	10,798

CFI 6

Condensed Financial Information (continued)

TABLE III

FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95% (Selected data for accumulation units outstanding throughout each period)

	2006	2005	2004	2003	2002

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$16.22	$14.00	$12.24	$17.33	$9.70
Value at end of period	$17.95	$16.22	$14.00	$12.24	$17.33
Number of accumulation units outstanding at end of period	55,171	80,017	37,912	25,359	2,695
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.05	$13.40	$12.13	$8.78
Value at end of period	$16.73	$14.05	$13.40	$12.13
Number of accumulation units outstanding at end of period	11,871	11,456	11,244	5,511
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.09	$12.49	$12.19	$8.80
Value at end of period	$13.85	$13.09	$12.49	$12.19
Number of accumulation units outstanding at end of period	2,235	3,344	4,116	5,490
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.98	$13.56	$12.04	$8.09
Value at end of period	$18.70	$15.98	$13.56	$12.04
Number of accumulation units outstanding at end of period	7,070	6,566	6,279	1,756
ING AMERICAN CENTURY SELECT PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.19	$9.69
Value at end of period	$9.93	$10.19
Number of accumulation units outstanding at end of period	882	882
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.46	$13.27	$11.27	$8.15
Value at end of period	$17.51	$14.46	$13.27	$11.27
Number of accumulation units outstanding at end of period	1,339	1,470	629	575
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$15.05	$13.63	$12.55	$8.77
Value at end of period	$16.44	$15.05	$13.63	$12.55
Number of accumulation units outstanding at end of period	1,079	723	1,505	5,591

CFI 7

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002

ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL
CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.68	$10.02
Value at end of period	$13.65	$11.68
Number of accumulation units outstanding at end of period	36,554	38,507
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.03	$9.91
Value at end of period	$10.78	$10.03
Number of accumulation units outstanding at end of period	11,291	15,502
ING THORNBURG VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.34	$13.26	$11.86	$8.79
Value at end of period	$15.44	$13.34	$13.26	$11.86
Number of accumulation units outstanding at end of period	287	287	287	287
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH
PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$11.12	$9.93
Value at end of period	$12.02	$11.12
Number of accumulation units outstanding at end of period	4,473	5,717
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$14.53	$13.82	$12.68	$9.30
Value at end of period	$16.31	$14.53	$13.82	$12.68
Number of accumulation units outstanding at end of period	7,393	7,203	4,347	3,154
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.71	$10.00
Value at end of period	$11.96	$10.71
Number of accumulation units outstanding at end of period	8,390	8,585
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.91	$12.51	$11.54	$9.56
Value at end of period	$14.07	$12.91	$12.51	$11.54
Number of accumulation units outstanding at end of period	93,249	91,215	12	12

CFI 8

Condensed Financial Information (continued)

	2006	2005	2004	2003	2002

ING VP GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$13.24	$11.96	$12.23	$8.44
Value at end of period	$14.07	$13.24	$11.96	$12.23
Number of accumulation units outstanding at end of period	578	311	223	223
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2002)
Value at beginning of period	$13.09	$12.22	$11.38	$15.16	$9.42
Value at end of period	$14.81	$13.09	$12.22	$11.38	$15.16
Number of accumulation units outstanding at end of period	40,044	39,142	49,972	69,060	94,985
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.62	$11.37	$10.94	$10.51
Value at end of period	$11.97	$11.62	$11.37	$10.94
Number of accumulation units outstanding at end of period	4,483	3,884	6,479	4,656
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$10.23	$10.12	$10.02	$10.02
Value at end of period	$10.63	$10.23	$10.02	$10.02
Number of accumulation units outstanding at end of period	68,143	9,105	0	3,292
ING VP STRATEGIC ALLOCATION MODERATE
PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$12.95	$12.72
Value at end of period	$14.26	$12.95
Number of accumulation units outstanding at end of period	3,282	2,925

CFI 9

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of an Account B Individual Nonqualified Variable Annuity Prospectus dated April 30, 2007, as well as all current prospectuses pertaining to the variable investment options available under the contracts.

___ Please send an Account B Statement of Additional Information (Form No. SAI.75998-07) dated April 30, 2007.

CONTRACT HOLDER’ S SIGNATURE

DATE

PRO.75998-07

VARIABLE ANNUITY ACCOUNT B OF

ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 30, 2007

Individual Nonqualified Variable Annuity Contracts

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated April 30, 2007.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING
USFS Customer Service
Defined Contribution Administration, TS21
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2006, the Company had $59 billion invested through their products, including $50 billion in their separate accounts (of which the Company’s investment management affiliates manage or oversee the management of $19 billion). The Company is ranked based on assets among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 19, 2006. The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

2

The funds currently available under the contract are as follows:

•	Fidelity® VIP Contrafund® Portfolio (Initial Class)	•	ING Van Kampen Equity and Income Portfolio (I
•	Fidelity® VIP Equity-Income Portfolio (Initial Class)		Class)
•	Fidelity® VIP Growth Portfolio (Initial Class)	•	ING VP Balanced Portfolio, Inc. (Class I)
•	Fidelity® VIP Overseas Portfolio (Initial Class)	•	ING VP Global Science and Technology Portfolio
•	ING BlackRock Large Cap Growth Portfolio (Class I)		(Class I)
•	ING FMRSM Large Cap Growth Portfolio (Class I)(1)	•	ING VP Growth and Income Portfolio (Class I)
•	ING JPMorgan International Portfolio (Initial Class)	•	ING VP Index Plus International Equity Portfolio
•	ING Legg Mason Partners Aggressive Growth		(Class S)
	Portfolio (I Class)	•	ING VP Intermediate Bond Portfolio (Class I)
•	ING Oppenheimer Global Portfolio (I Class)	•	ING VP Money Market Portfolio (Class I)
•	ING Oppenheimer Strategic Income Portfolio (I	•	ING VP Strategic Allocation Conservative Portfolio
	Class)		(Class I)
•	ING T. Rowe Price Diversified Mid Cap Growth	•	ING VP Strategic Allocation Growth Portfolio
	Portfolio (I Class)		(Class I)
•	ING T. Rowe Price Growth Equity Portfolio (I	•	ING VP Strategic Allocation Moderate Portfolio
	Class)		(Class I)
•	ING Thornburg Value Portfolio (I Class)(1)
•	ING UBS U.S. Large Cap Equity Portfolio (I Class)

*	FMR is a service mark of Fidelity Management & Research Company.

(1)	This fund has changed its name to the name listed above. See Appendix II – Description of Underlying Funds in the prospectus for a complete list of former and current fund names.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase and Rights” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2006, 2005 and 2004 amounted to $2,507,216.09, $2,761,989.83, and $2,068,285.47 respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of ING Life Insurance and Annuity Company.

3

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation period to the next (see “Account Value” in the prospectus): such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

4

Assume then that the value of an annuity unit upon the valuation period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.000442. This is then multiplied by the Annuity Unit value for the prior valuation ($13.400000 from above) to produce an Annuity Unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

5

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as, The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

FINANCIAL STATEMENTS Variable Annuity Account B of ING Life Insurance and Annuity Company Year ended December 31, 2006 with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Financial Statements Year ended December 31, 2006

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting
Variable Annuity Account B of ING Life Insurance and Annuity Company (the “Account”) as of
December 31, 2006, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust:
AIM V.I. Capital Appreciation Fund - Series I Shares	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
AIM V.I. Core Equity Fund - Series I Shares	ING American Funds Growth Portfolio
AIM V.I. Government Securities Fund - Series I Shares	ING American Funds Growth-Income Portfolio
AIM V.I. Growth Fund - Series I Shares	ING American Funds International Portfolio
AIM V.I. Premier Equity Fund - Series I Shares	ING BlackRock Large Cap Growth Portfolio - Service Class
American Century Variable Portfolios, Inc.:	ING Evergreen Health Sciences Portfolio - Service Class
American Century VP Balanced Fund	ING Evergreen Omega Portfolio - Institutional Class
American Century VP International Fund	ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
Calvert Variable Series, Inc.:	ING FMRSM Diversified Mid Cap Portfolio - Service Class
Calvert Social Balanced Portfolio	ING FMRSM Large Cap Growth Portfolio - Institutional Class
Federated Insurance Series:	ING FMRSM Mid Cap Growth Portfolio - Service Class
Federated American Leaders Fund II	ING Franklin Income Portfolio - Service Class
Federated Capital Income Fund II	ING Global Real Estate Portfolio - Service Class
Federated Equity Income Fund II	ING Global Resources Portfolio - Service Class
Federated Fund for U.S. Government Securities II	ING JPMorgan Emerging Markets Equity
Federated High Income Bond Fund II	Portfolio - Institutional Class
Federated International Equity Fund II	ING JPMorgan Emerging Markets Equity
Federated Mid Cap Growth Strategies Fund II	Portfolio - Service Class
Federated Prime Money Fund II	ING JPMorgan Small Cap Core Equity
Fidelity Variable Insurance Products Fund:	Portfolio - Institutional Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Initial Class	ING JPMorgan Value Opportunities
Fidelity® VIP High Income Portfolio - Initial Class	Portfolio - Institutional Class
Fidelity® VIP Overseas Portfolio - Initial Class	ING JPMorgan Value Opportunities Portfolio - Service Class
Fidelity Variable Insurance Products II:	ING Julius Baer Foreign Portfolio - Service Class
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	ING Legg Mason Value Portfolio - Institutional Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	ING Legg Mason Value Portfolio - Service Class
Fidelity® VIP Index 500 Portfolio - Initial Class	ING LifeStyle Aggressive Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	ING LifeStyle Growth Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust:	ING LifeStyle Moderate Growth Portfolio - Service Class
Franklin Small Cap Value Securities Fund - Class 2	ING LifeStyle Moderate Portfolio - Service Class
Mutual Shares Securities Fund - Class 2	ING Lord Abbett Affiliated Portfolio - Institutional Class
ING GET Fund:	ING Lord Abbett Affiliated Portfolio - Service Class
ING GET Fund - Series L	ING MarketPro Portfolio - Service Class
ING GET Fund - Series M	ING Marsico Growth Portfolio - Service Class
ING GET Fund - Series N	ING Marsico International Opportunities
ING GET Fund - Series P	Portfolio - Service Class
ING GET Fund - Series Q	ING MFS Total Return Portfolio - Institutional Class
ING GET Fund - Series R	ING MFS Total Return Portfolio - Service Class
ING GET Fund - Series S	ING MFS Utilities Portfolio - Service Class
ING GET Fund - Series T	ING Oppenheimer Main Street Portfolio® - Institutional Class
ING GET Fund - Series U	ING Oppenheimer Main Street Portfolio® - Service Class
ING GET Fund - Series V	ING PIMCO High Yield Portfolio - Service Class

ING Investors Trust (continued):	ING Variable Funds:
ING Pioneer Fund Portfolio - Institutional Class	ING VP Growth and Income Portfolio - Class I
ING Pioneer Mid Cap Value Portfolio - Institutional Class	ING Variable Insurance Trust:
ING Pioneer Mid Cap Value Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 1
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 2
ING T. Rowe Price Equity Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 3
ING Templeton Global Growth Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 4
ING UBS U.S. Allocation Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 5
ING Van Kampen Growth and Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 6
ING Van Kampen Real Estate Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 7
ING VP Index Plus International Equity Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 8
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 9
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 10
ING Partners, Inc.:	ING GET U.S. Core Portfolio - Series 11
ING American Century Large Company Value	ING GET U.S. Core Portfolio - Series 12
Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 13
ING American Century Select Portfolio - Initial Class	ING GET U.S. Core Portfolio - Series 14
ING American Century Small-Mid Cap Value	ING Variable Portfolios, Inc.:
Portfolio - Service Class	ING VP Global Science and Technology Portfolio - Class I
ING Baron Asset Portfolio - Service Class	ING VP Growth Portfolio - Class I
ING Baron Small Cap Growth Portfolio - Service Class	ING VP Index Plus LargeCap Portfolio - Class I
ING Columbia Small Cap Value II Portfolio - Service Class	ING VP Index Plus MidCap Portfolio - Class I
ING Davis Venture Value Portfolio - Service Class	ING VP Index Plus SmallCap Portfolio - Class I
ING Fundamental Research Portfolio - Service Class	ING VP International Equity Portfolio - Class I
ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING VP Small Company Portfolio - Class I
ING JPMorgan International Portfolio - Initial Class	ING VP Value Opportunity Portfolio - Class I
ING JPMorgan Mid Cap Value Portfolio - Service Class	ING VP Value Opportunity Portfolio - Class S
ING Legg Mason Partners Aggressive Growth	ING Variable Products Trust:
Portfolio - Initial Class	ING VP Financial Services Portfolio - Class I
ING Lord Abbett U.S. Government Securities	ING VP High Yield Bond Portfolio - Class I
Portfolio - Initial Class	ING VP International Value Portfolio - Class I
ING Neuberger Berman Partners Portfolio - Initial Class	ING VP MidCap Opportunities Portfolio - Class I
ING Neuberger Berman Partners Portfolio - Service Class	ING VP MidCap Opportunities Portfolio - Class S
ING Neuberger Berman Regency Portfolio - Service Class	ING VP Real Estate Portfolio - Class I
ING OpCap Balanced Value Portfolio - Service Class	ING VP SmallCap Opportunities Portfolio - Class I
ING Oppenheimer Global Portfolio - Initial Class	ING VP SmallCap Opportunities Portfolio - Class S
ING Oppenheimer Strategic Income Portfolio - Initial Class	ING VP Balanced Portfolio, Inc.:
ING Oppenheimer Strategic Income Portfolio - Service Class	ING VP Balanced Portfolio - Class I
ING PIMCO Total Return Portfolio - Service Class	ING VP Intermediate Bond Portfolio:
ING Pioneer High Yield Portfolio - Initial Class	ING VP Intermediate Bond Portfolio - Class I
ING Solution 2015 Portfolio - Service Class	ING VP Money Market Portfolio:
ING Solution 2025 Portfolio - Service Class	ING VP Money Market Portfolio - Class I
ING Solution 2035 Portfolio - Service Class	ING VP Natural Resources Trust:
ING Solution 2045 Portfolio - Service Class	ING VP Natural Resources Trust
ING Solution Income Portfolio - Service Class	Janus Aspen Series:
ING T. Rowe Price Diversified Mid Cap Growth	Janus Aspen Series Balanced Portfolio - Institutional Shares
Portfolio - Initial Class	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
ING T. Rowe Price Growth Equity Portfolio - Initial Class	Janus Aspen Series Large Cap Growth
ING Templeton Foreign Equity Portfolio - Service Class	Portfolio - Institutional Shares
ING Thornburg Value Portfolio - Initial Class	Janus Aspen Series Mid Cap Growth
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	Portfolio - Institutional Shares
ING UBS U.S. Small Cap Growth Portfolio - Service Class	Janus Aspen Series Worldwide Growth
ING Van Kampen Comstock Portfolio - Service Class	Portfolio - Institutional Shares
ING Van Kampen Equity and Income Portfolio - Initial Class	Lord Abbett Series Fund, Inc.:
ING Van Kampen Equity and Income Portfolio - Service Class	Lord Abbett Series Fund - Growth and Income
ING Strategic Allocation Portfolios, Inc.:	Portfolio - Class VC
ING VP Strategic Allocation Conservative Portfolio - Class I	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
ING VP Strategic Allocation Growth Portfolio - Class I	MFS Variable Insurance TrustSM:
ING VP Strategic Allocation Moderate Portfolio - Class I	MFS® Strategic Income Series

Oppenheimer Variable Account Funds:	Pioneer Variable Contracts Trust:
Oppenheimer Aggressive Growth Fund/VA	Pioneer Equity Income VCT Portfolio - Class I
Oppenheimer Global Securities Fund/VA	Pioneer Fund VCT Portfolio - Class I
Oppenheimer Main Street Fund®/VA	Pioneer High Yield VCT Portfolio - Class I
Oppenheimer Main Street Small Cap Fund®/VA	Pioneer Mid Cap Value VCT Portfolio - Class I
Oppenheimer Strategic Bond Fund/VA	Wanger Advisors Trust:
PIMCO Variable Insurance Trust:	Wanger Select
PIMCO Real Return Portfolio - Administrative Class	Wanger U.S. Smaller Companies

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Variable Annuity Account B of ING
Life Insurance and Annuity Company at December 31, 2006, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia March 23, 2007

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	AIM V.I.
	Capital			Federated
	Appreciation	AIM V.I. Core	Calvert Social	American	Federated
	Fund - Series I	Equity Fund -	Balanced	Leaders Fund	Capital Income
	Shares	Series I Shares	Portfolio	II	Fund II

Assets
Investments in mutual funds
at fair value	$ 1,077	$ 1,623	$ 2,101	$ 24,785	$ 3,039
Total assets	1,077	1,623	2,101	24,785	3,039

Liabilities
Payable to related parties	-	-	-	2	-

Total liabilities	-	-	-	2	-

Net assets	$ 1,077	$ 1,623	$ 2,101	$ 24,783	$ 3,039

Net assets
Accumulation units	$ 957	$ 1,425	$ 2,101	$ 24,736	$ 3,029
Contracts in payout (annuitization)
period	120	198	-	47	10

Total net assets	$ 1,077	$ 1,623	$ 2,101	$ 24,783	$ 3,039

Total number of shares	41,073	59,615	1,035,033	1,150,128	312,285

Cost of shares	$ 1,038	$ 1,422	$ 1,822	$ 21,700	$ 2,617

The accompanying notes are an integral part of these financial statements. 4

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

		Federated Fund			Federated Mid
	Federated	for U.S.	Federated High	Federated	Cap Growth
	Equity Income	Government	Income Bond	International	Strategies Fund
	Fund II	Securities II	Fund II	Equity Fund II	II

Assets
Investments in mutual funds
at fair value	$ 6,196	$ 2,385	$ 6,524	$ 3,845	$ 6,433
Total assets	6,196	2,385	6,524	3,845	6,433

Liabilities
Payable to related parties	-	-	1	-	-

Total liabilities	-	-	1	-	-

Net assets	$ 6,196	$ 2,385	$ 6,523	$ 3,845	$ 6,433

Net assets
Accumulation units	$ 6,087	$ 2,385	$ 6,480	$ 3,822	$ 6,433
Contracts in payout (annuitization)
period	109	-	43	23	-

Total net assets	$ 6,196	$ 2,385	$ 6,523	$ 3,845	$ 6,433

Total number of shares	379,189	210,278	831,069	224,745	250,914

Cost of shares	$ 4,802	$ 2,380	$ 6,095	$ 2,894	$ 5,729

The accompanying notes are an integral part of these financial statements. 5

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 2,102	$ 187,759	$ 14,215	$ 223	$ 8,523
Total assets	2,102	187,759	14,215	223	8,523

Liabilities
Payable to related parties	-	13	1	-	-

Total liabilities	-	13	1	-	-

Net assets	$ 2,102	$ 187,746	$ 14,214	$ 223	$ 8,523

Net assets
Accumulation units	$ 2,102	$ 187,746	$ 14,214	$ -	$ 8,523
Contracts in payout (annuitization)
period	-	-	-	223	-

Total net assets	$ 2,102	$ 187,746	$ 14,214	$ 223	$ 8,523

Total number of shares	2,101,712	7,166,364	396,302	35,090	355,577

Cost of shares	$ 2,102	$ 156,231	$ 12,587	$ 223	$ 6,983

The accompanying notes are an integral part of these financial statements. 6

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	Contrafund®	Index 500	Grade Bond	Cap Value	Mutual Shares
	Portfolio -	Portfolio -	Portfolio -	Securities Fund	Securities Fund
	Initial Class	Initial Class	Initial Class	- Class 2	- Class 2

Assets
Investments in mutual funds
at fair value	$ 267,461	$ 49,647	$ 1,210	$ 4,969	$ 3,754
Total assets	267,461	49,647	1,210	4,969	3,754

Liabilities
Payable to related parties	18	4	-	-	-

Total liabilities	18	4	-	-	-

Net assets	$ 267,443	$ 49,643	$ 1,210	$ 4,969	$ 3,754

Net assets
Accumulation units	$ 267,443	$ 49,643	$ 1,210	$ 4,969	$ 3,754
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 267,443	$ 49,643	$ 1,210	$ 4,969

Total number of shares	8,498,915	307,678	94,856	264,430	183,387

Cost of shares	$ 197,697	$ 36,809	$ 1,207	$ 4,288	$ 3,487

The accompanying notes are an integral part of these financial statements. 7

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Series Q	- Series R	- Series S	- Series T	- Series U

Assets
Investments in mutual funds
at fair value	$ 25,745	$ 21,803	$ 24,390	$ 20,736	$ 19,639
Total assets	25,745	21,803	24,390	20,736	19,639

Liabilities
Payable to related parties	3	2	3	2	2
Total liabilities	3	2	3	2	2
Net assets	$ 25,742	$ 21,801	$ 24,387	$ 20,734	$ 19,637

Net assets
Accumulation units	$ 25,742	$ 21,801	$ 24,387	$ 20,734	$ 19,637
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 25,742	$ 21,801	$ 24,387	$ 20,734	$ 19,637

Total number of shares	2,514,169	2,129,176	2,351,967	2,049,034	1,954,085

Cost of shares	$ 25,158	$ 21,326	$ 23,582	$ 20,496	$ 19,454

The accompanying notes are an integral part of these financial statements. 8

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING
		AllianceBernstein		ING American	ING American
		Mid Cap Growth	ING American	Funds Growth-	Funds
	ING GET	Portfolio - Service	Funds Growth	Income	International
	Fund - Series V	Class	Portfolio	Portfolio	Portfolio

Assets
Investments in mutual funds
at fair value	$ 30,719	$ 577	$ 31,971	$ 30,746	$ 30,980
Total assets	30,719	577	31,971	30,746	30,980

Liabilities
Payable to related parties	3	-	2	2	2

Total liabilities	3	-	2	2	2

Net assets	$ 30,716	$ 577	$ 31,969	$ 30,744	$ 30,978

Net assets
Accumulation units	$ 30,716	$ 577	$ 30,348	$ 28,614	$ 30,127
Contracts in payout (annuitization)
period	-	-	1,621	2,130	851

Total net assets	$ 30,716	$ 577	$ 31,969	$ 30,744	$ 30,978

Total number of shares	3,050,507	34,037	497,298	700,369	1,373,247

Cost of shares	$ 30,480	$ 633	$ 27,754	$ 26,596	$ 25,574

The accompanying notes are an integral part of these financial statements. 9

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING BlackRock		ING Evergreen	ING FMRSM
	Large Cap	ING Evergreen	Omega	Diversified Mid	ING FMRSM
	Growth	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid
	Portfolio -	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Service Class	Service Class	Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 1,626	$ 562	$ 14,400	$ 28,945	$ 1,644
Total assets	1,626	562	14,400	28,945	1,644

Liabilities
Payable to related parties	-	-	1	2	-

Total liabilities	-	-	1	2	-

Net assets	$ 1,626	$ 562	$ 14,399	$ 28,943	$ 1,644

Net assets
Accumulation units	$ 1,626	$ 562	$ 13,405	$ 27,153	$ 1,644
Contracts in payout (annuitization)
period	-	-	994	1,790	-

Total net assets	$ 1,626	$ 562	$ 14,399	$ 28,943	$ 1,644

Total number of shares	140,795	46,158	1,237,136	2,153,679	122,872

Cost of shares	$ 1,561	$ 526	$ 13,249	$ 31,428	$ 1,746

The accompanying notes are an integral part of these financial statements. 10

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING FMRSM
	Large Cap	ING FMRSM
	Growth	Mid Cap	ING Franklin	ING Global	ING Global
	Portfolio -	Growth	Income	Real Estate	Resources
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 78,222	$ 109	$ 4,316	$ 2,017	$ 1,610
Total assets	78,222	109	4,316	2,017	1,610

Liabilities
Payable to related parties	6	-	-	-	-

Total liabilities	6	-	-	-	-

Net assets	$ 78,216	$ 109	$ 4,316	$ 2,017	$ 1,610

Net assets
Accumulation units	$ 77,163	$ 109	$ 4,316	$ 2,017	$ 1,610
Contracts in payout (annuitization)
period	1,053	-	-	-	-

Total net assets	$ 78,216	$ 109	$ 4,316	$ 2,017	$ 1,610

Total number of shares	7,182,961	8,731	391,285	150,375	74,060

Cost of shares	$ 77,706	$ 104	$ 4,091	$ 1,808	$ 1,531

The accompanying notes are an integral part of these financial statements. 11

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING JPMorgan	ING JPMorgan	ING JPMorgan		ING JPMorgan
	Emerging	Emerging	Small Cap Core ING JPMorgan		Value
	Markets Equity	Markets	Equity	Small Cap	Opportunities
	Portfolio -	Equity	Portfolio -	Core Equity	Portfolio -
	Institutional	Portfolio -	Institutional	Portfolio -	Institutional
	Class	Service Class	Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 4,487	$ 6,325	$ 6,901	$ 358	$ 41,316
Total assets	4,487	6,325	6,901	358	41,316

Liabilities
Payable to related parties	-	-	-	-	3

Total liabilities	-	-	-	-	3

Net assets	$ 4,487	$ 6,325	$ 6,901	$ 358	$ 41,313

Net assets
Accumulation units	$ 4,487	$ 6,325	$ 6,901	$ 358	$ 41,313
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 4,487	$ 6,325	$ 6,901	$ 358	$ 41,313

Total number of shares	228,824	323,015	481,552	25,162	3,250,691

Cost of shares	$ 3,739	$ 5,288	$ 6,209	$ 352	$ 34,279

The accompanying notes are an integral part of these financial statements. 12

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING JPMorgan		ING Legg		ING LifeStyle
	Value	ING Julius	Mason Value	ING Legg	Aggressive
	Opportunities	Baer Foreign	Portfolio -	Mason Value	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 3,543	$ 13,882	$ 31,998	$ 571	$ 1,239
Total assets	3,543	13,882	31,998	571	1,239

Liabilities
Payable to related parties	-	1	2	-	-

Total liabilities	-	1	2	-	-

Net assets	$ 3,543	$ 13,881	$ 31,996	$ 571	$ 1,239

Net assets
Accumulation units	$ 3,543	$ 13,881	$ 29,788	$ 571	$ 1,239
Contracts in payout (annuitization)
period	-	-	2,208	-	-

Total net assets	$ 3,543	$ 13,881	$ 31,996	$ 571	$ 1,239

Total number of shares	279,164	822,871	2,829,206	50,675	88,028

Cost of shares	$ 2,983	$ 12,102	$ 27,953	$ 532	$ 1,125

The accompanying notes are an integral part of these financial statements. 13

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING Lord
		ING LifeStyle		Abbett	ING Lord
	ING LifeStyle	Moderate	ING LifeStyle	Affiliated	Abbett
	Growth	Growth	Moderate	Portfolio -	Affiliated
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 8,786	$ 13,816	$ 10,418	$ 45	$ 1,071
Total assets	8,786	13,816	10,418	45	1,071

Liabilities
Payable to related parties	1	1	1	-	-

Total liabilities	1	1	1	-	-

Net assets	$ 8,785	$ 13,815	$ 10,417	$ 45	$ 1,071

Net assets
Accumulation units	$ 8,785	$ 13,815	$ 10,417	$ 45	$ 1,071
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 8,785	$ 13,815	$ 10,417	$ 45	$ 1,071

Total number of shares	653,254	1,079,400	842,902	3,543	84,526

Cost of shares	$ 8,121	$ 12,882	$ 9,761	$ 44	$ 1,025

The accompanying notes are an integral part of these financial statements. 14

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

			ING Marsico	ING MFS Total
	ING	ING Marsico	International	Return	ING MFS
	MarketPro	Growth	Opportunities	Portfolio -	Total Return
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 20	$ 918	$ 13,619	$ 123,614	$ 1,658
Total assets	20	918	13,619	123,614	1,658

Liabilities
Payable to related parties	-	-	1	9	-

Total liabilities	-	-	1	9	-

Net assets	$ 20	$ 918	$ 13,618	$ 123,605	$ 1,658

Net assets
Accumulation units	$ 20	$ 918	$ 13,618	$ 123,605	$ 1,658
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 20	$ 918	$ 13,618	$ 123,605	$ 1,658

Total number of shares	1,808	55,346	891,270	6,495,756	87,240

Cost of shares	$ 19	$ 869	$ 11,411	$ 116,803	$ 1,602

The accompanying notes are an integral part of these financial statements. 15

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING
		Oppenheimer	ING
	ING MFS	Main Street	Oppenheimer	ING PIMCO	ING Pioneer
	Utilities	Portfolio® -	Main Street	High Yield	Fund Portfolio
	Portfolio -	Institutional	Portfolio® -	Portfolio -	- Institutional
	Service Class	Class	Service Class	Service Class	Class

Assets
Investments in mutual funds
at fair value	$ 1,201	$ 3,092	$ 168	$ 3,918	$ 26,318
Total assets	1,201	3,092	168	3,918	26,318

Liabilities
Payable to related parties	-	-	-	-	2

Total liabilities	-	-	-	-	2

Net assets	$ 1,201	$ 3,092	$ 168	$ 3,918	$ 26,316

Net assets
Accumulation units	$ 1,201	$ 3,053	$ 168	$ 3,918	$ 21,924
Contracts in payout (annuitization)
period	-	39	-	-	4,392

Total net assets	$ 1,201	$ 3,092	$ 168	$ 3,918	$ 26,316

Total number of shares	82,489	155,934	8,451	379,689	2,036,988

Cost of shares	$ 1,036	$ 2,809	$ 161	$ 3,880	$ 21,989

The accompanying notes are an integral part of these financial statements. 16

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING Pioneer		ING T. Rowe	ING T. Rowe
	Mid Cap Value	ING Pioneer	Price Capital	Price Equity	ING Templeton
	Portfolio -	Mid Cap Value	Appreciation	Income	Global Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 36	$ 344	$ 5,804	$ 6,350	$ 692
Total assets	36	344	5,804	6,350	692

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 36	$ 344	$ 5,804	$ 6,350	$ 692

Net assets
Accumulation units	$ 36	$ 344	$ 5,804	$ 6,350	$ 692
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 36	$ 344	$ 5,804	$ 6,350	$ 692

Total number of shares	2,942	27,968	218,112	409,973	47,724

Cost of shares	$ 36	$ 327	$ 5,568	$ 5,694	$ 652

The accompanying notes are an integral part of these financial statements. 17

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING Van
		Kampen		ING VP Index	ING Wells
	ING UBS U.S.	Growth and	ING Van	Plus	Fargo Mid Cap
	Allocation	Income	Kampen Real	International	Disciplined
	Portfolio -	Portfolio -	Estate Portfolio	Equity Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	- Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,160	$ 1,476	$ 1,079	$ 9,677	$ 225
Total assets	7,160	1,476	1,079	9,677	225

Liabilities
Payable to related parties	1	-	-	1	-

Total liabilities	1	-	-	1	-

Net assets	$ 7,159	$ 1,476	$ 1,079	$ 9,676	$ 225

Net assets
Accumulation units	$ 7,159	$ 1,476	$ 1,079	$ 9,676	$ 225
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 7,159	$ 1,476	$ 1,079	$ 9,676	$ 225

Total number of shares	652,696	52,217	27,756	739,261	12,667

Cost of shares	$ 6,384	$ 1,416	$ 1,023	$ 9,068	$ 213

The accompanying notes are an integral part of these financial statements. 18

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING Wells	ING American		ING American
	Fargo Small	Century Large	ING American	Century Small-
	Cap Disciplined	Company	Century Select	Mid Cap Value	ING Baron
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -	Asset Portfolio
	Service Class	- Service Class	Initial Class	Service Class	- Service Class

Assets
Investments in mutual funds
at fair value	$ 374	$ 187	$ 50,569	$ 1,650	$ 7
Total assets	374	187	50,569	1,650	7

Liabilities
Payable to related parties	-	-	3	-	-

Total liabilities	-	-	3	-	-

Net assets	$ 374	$ 187	$ 50,566	$ 1,650	$ 7

Net assets
Accumulation units	$ 374	$ 187	$ 46,953	$ 1,650	$ 7
Contracts in payout (annuitization)
period	-	-	3,613	-	-

Total net assets	$ 374	$ 187	$ 50,566	$ 1,650	$ 7

Total number of shares	32,830	11,677	5,520,681	122,168	601

Cost of shares	$ 366	$ 170	$ 47,764	$ 1,485	$ 7

The accompanying notes are an integral part of these financial statements. 19

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING Baron	ING Columbia		ING	ING Goldman
	Small Cap	Small Cap	ING Davis	Fundamental	Sachs® Capital
	Growth	Value II	Venture Value	Research	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 7,061	$ 3,294	$ 2,083	$ 24	$ 282
Total assets	7,061	3,294	2,083	24	282

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 7,061	$ 3,294	$ 2,083	$ 24	$ 282

Net assets
Accumulation units	$ 7,061	$ 3,294	$ 2,083	$ 24	$ 282
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 7,061	$ 3,294	$ 2,083	$ 24	$ 282

Total number of shares	385,220	324,535	105,729	2,439	22,721

Cost of shares	$ 6,321	$ 3,037	$ 1,936	$ 22	$ 261

The accompanying notes are an integral part of these financial statements. 20

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

ING Legg
			Mason	ING Lord
			Partners	Abbett U.S.	ING Neuberger
	ING JPMorgan ING JPMorgan		Aggressive	Government	Berman
	International	Mid Cap Value	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 45,364	$ 2,766	$ 42,512	$ 11,550	$ 49,257
Total assets	45,364	2,766	42,512	11,550	49,257

Liabilities
Payable to related parties	3	-	3	1	4

Total liabilities	3	-	3	1	4

Net assets	$ 45,361	$ 2,766	$ 42,509	$ 11,549	$ 49,253

Net assets
Accumulation units	$ 42,620	$ 2,766	$ 41,005	$ 11,549	$ 41,761
Contracts in payout (annuitization)
period	2,741	-	1,504	-	7,492

Total net assets	$ 45,361	$ 2,766	$ 42,509	$ 11,549	$ 49,253

Total number of shares	2,789,888	171,029	865,824	1,163,117	4,506,604

Cost of shares	$ 34,364	$ 2,495	$ 28,395	$ 11,558	$ 46,858

The accompanying notes are an integral part of these financial statements. 21

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

				ING	ING
	ING Neuberger			Oppenheimer	Oppenheimer
	Berman	ING OpCap	ING	Strategic	Strategic
	Regency	Balanced	Oppenheimer	Income	Income
	Portfolio -	Value Portfolio	Global Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	- Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 370	$ 1,186	$ 190,293	$ 70,291	$ 1
Total assets	370	1,186	190,293	70,291	1

Liabilities
Payable to related parties	-	-	13	5	-

Total liabilities	-	-	13	5	-

Net assets	$ 370	$ 1,186	$ 190,280	$ 70,286	$ 1

Net assets
Accumulation units	$ 370	$ 1,186	$ 184,671	$ 67,384	$ -
Contracts in payout (annuitization)
period	-	-	5,609	2,902	1

Total net assets	$ 370	$ 1,186	$ 190,280	$ 70,286	$ 1

Total number of shares	34,763	78,884	11,408,472	6,508,451	92

Cost of shares	$ 341	$ 1,011	$ 139,742	$ 65,589	$ 1

The accompanying notes are an integral part of these financial statements. 22

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING PIMCO	ING Pioneer
	Total Return	High Yield	ING Solution	ING Solution	ING Solution
	Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 6,721	$ 21	$ 959	$ 853	$ 453
Total assets	6,721	21	959	853	453

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 6,721	$ 21	$ 959	$ 853	$ 453

Net assets
Accumulation units	$ 6,721	$ 21	$ 959	$ 853	$ 453
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 6,721	$ 21	$ 959	$ 853	$ 453

Total number of shares	604,963	2,089	80,623	69,096	35,638

Cost of shares	$ 6,579	$ 21	$ 884	$ 792	$ 415

The accompanying notes are an integral part of these financial statements. 23

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

			ING T. Rowe
			Price	ING T. Rowe
		ING Solution	Diversified Mid	Price Growth	ING Templeton
	ING Solution	Income	Cap Growth	Equity	Foreign Equity
	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Initial Class	Service Class

Assets
Investments in mutual funds
at fair value	$ 272	$ 408	$ 78,297	$ 60,244	$ 715
Total assets	272	408	78,297	60,244	715

Liabilities
Payable to related parties	-	-	5	4	-

Total liabilities	-	-	5	4	-

Net assets	$ 272	$ 408	$ 78,292	$ 60,240	$ 715

Net assets
Accumulation units	$ 272	$ 408	$ 78,292	$ 53,333	$ 715
Contracts in payout (annuitization)
period	-	-	-	6,907	-

Total net assets	$ 272	$ 408	$ 78,292	$ 60,240	$ 715

Total number of shares	20,847	36,657	8,492,096	1,014,891	59,534

Cost of shares	$ 251	$ 382	$ 64,357	$ 43,980	$ 680

The accompanying notes are an integral part of these financial statements. 24

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Van	ING Van
	ING	Large Cap	Small Cap	Kampen	Kampen Equity
	Thornburg	Equity	Growth	Comstock	and Income
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class	Initial Class

Assets
Investments in mutual funds
at fair value	$ 28,921	$ 36,985	$ 29	$ 3,248	$ 142,385
Total assets	28,921	36,985	29	3,248	142,385

Liabilities
Payable to related parties	2	3	-	-	10

Total liabilities	2	3	-	-	10

Net assets	$ 28,919	$ 36,982	$ 29	$ 3,248	$ 142,375

Net assets
Accumulation units	$ 25,644	$ 36,982	$ 29	$ 3,248	$ 142,375
Contracts in payout (annuitization)
period	3,275	-	-	-	-

Total net assets	$ 28,919	$ 36,982	$ 29	$ 3,248	$ 142,375

Total number of shares	908,051	3,502,337	3,026	244,245	3,701,204

Cost of shares	$ 20,513	$ 28,101	$ 28	$ 2,930	$ 124,210

The accompanying notes are an integral part of these financial statements. 25

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP
	Allocation	Allocation	Allocation	Growth and
	Conservative	Growth	Moderate	Income	ING GET U.S.
	Portfolio - Class	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -
	I	Class I	Class I	Class I	Series 1

Assets
Investments in mutual funds
at fair value	$ 14,116	$ 15,120	$ 20,259	$ 372,613	$ 16,580
Total assets	14,116	15,120	20,259	372,613	16,580

Liabilities
Payable to related parties	1	1	1	22	2
Total liabilities	1	1	1	22	2
Net assets	$ 14,115	$ 15,119	$ 20,258	$ 372,591	$ 16,578

Net assets
Accumulation units	$ 11,171	$ 12,341	$ 15,146	$ 283,939	$ 16,578
Contracts in payout (annuitization)
period	2,944	2,778	5,112	88,652	-

Total net assets	$ 14,115	$ 15,119	$ 20,258	$ 372,591	$ 16,578

Total number of shares	1,041,798	886,297	1,322,371	15,937,237	1,594,226

Cost of shares	$ 12,757	$ 11,990	$ 17,425	$ 307,330	$ 15,926

The accompanying notes are an integral part of these financial statements. 26

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 2	Series 3	Series 4	Series 5	Series 6

Assets
Investments in mutual funds
at fair value	$ 9,020	$ 28,245	$ 5,116	$ 3,282	$ 42,527
Total assets	9,020	28,245	5,116	3,282	42,527

Liabilities
Payable to related parties	1	3	1	-	4

Total liabilities	1	3	1	-	4

Net assets	$ 9,019	$ 28,242	$ 5,115	$ 3,282	$ 42,523

Net assets
Accumulation units	$ 9,019	$ 28,242	$ 5,115	$ 3,282	$ 42,523
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 9,019	$ 28,242	$ 5,115	$ 3,282	$ 42,523

Total number of shares	878,263	2,731,583	476,786	298,065	3,838,158

Cost of shares	$ 8,764	$ 27,261	$ 4,776	$ 2,991	$ 38,419

The accompanying notes are an integral part of these financial statements. 27

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10	Series 11

Assets
Investments in mutual funds
at fair value	$ 29,021	$ 28,059	$ 20,037	$ 18,003	$ 18,899
Total assets	29,021	28,059	20,037	18,003	18,899

Liabilities
Payable to related parties	3	3	2	2	2
Total liabilities	3	3	2	2	2
Net assets	$ 29,018	$ 28,056	$ 20,035	$ 18,001	$ 18,897

Net assets
Accumulation units	$ 29,018	$ 28,056	$ 20,035	$ 18,001	$ 18,897
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 29,018	$ 28,056	$ 20,035	$ 18,001	$ 18,897

Total number of shares	2,635,875	2,537,018	1,833,196	1,650,093	1,751,550

Cost of shares	$ 26,380	$ 25,393	$ 18,336	$ 16,520	$ 17,537

The accompanying notes are an integral part of these financial statements. 28

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

				ING VP Global
				Science and	ING VP
	ING GET U.S.	ING GET U.S.	ING GET U.S.	Technology	Growth
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Portfolio - Class	Portfolio -
	Series 12	Series 13	Series 14	I	Class I

Assets
Investments in mutual funds
at fair value	$ 48,948	$ 44,510	$ 85	$ 8,140	$ 18,755
Total assets	48,948	44,510	85	8,140	18,755

Liabilities
Payable to related parties	5	5	-	1	1

Total liabilities	5	5	-	1	1

Net assets	$ 48,943	$ 44,505	$ 85	$ 8,139	$ 18,754

Net assets
Accumulation units	$ 48,943	$ 44,505	$ 85	$ 8,139	$ 16,568
Contracts in payout (annuitization)
period	-	-	-	-	2,186

Total net assets	$ 48,943	$ 44,505	$ 85	$ 8,139	$ 18,754

Total number of shares	4,308,830	4,380,866	8,524	1,777,340	1,760,987

Cost of shares	$ 43,481	$ 44,442	$ 85	$ 7,118	$ 14,889

The accompanying notes are an integral part of these financial statements. 29

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING VP Index	ING VP Index	ING VP Index	ING VP	ING VP Small
	Plus LargeCap	Plus MidCap	Plus SmallCap	International	Company
	Portfolio -	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -
	Class I	Class I	Class I	- Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 152,370	$ 16,715	$ 8,727	$ 18,196	$ 68,011
Total assets	152,370	16,715	8,727	18,196	68,011

Liabilities
Payable to related parties	10	1	-	1	5

Total liabilities	10	1	-	1	5

Net assets	$ 152,360	$ 16,714	$ 8,727	$ 18,195	$ 68,006

Net assets
Accumulation units	$ 112,175	$ 16,714	$ 8,727	$ 15,417	$ 61,164
Contracts in payout (annuitization)
period	40,185	-	-	2,778	6,842

Total net assets	$ 152,360	$ 16,714	$ 8,727	$ 18,195	$ 68,006

Total number of shares	8,716,804	884,842	485,120	1,480,582	3,134,131

Cost of shares	$ 111,387	$ 14,095	$ 7,444	$ 13,106	$ 57,157

The accompanying notes are an integral part of these financial statements. 30

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

			ING VP
	ING VP Value	ING VP Value	Financial	ING VP High	ING VP
	Opportunity	Opportunity	Services	Yield Bond	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Class I	Class S	Class I	Class I	- Class I

Assets
Investments in mutual funds
at fair value	$ 11,522	$ 1,192	$ 426	$ 32,957	$ 6,725

Total assets	11,522	1,192	426	32,957	6,725

Liabilities
Payable to related parties	1	-	-	2	-

Total liabilities	1	-	-	2	-

Net assets	$ 11,521	$ 1,192	$ 426	$ 32,955	$ 6,725

Net assets
Accumulation units	$ 11,521	$ 1,192	$ 426	$ 30,644	$ 6,725
Contracts in payout (annuitization)
period	-	-	-	2,311	-

Total net assets	$ 11,521	$ 1,192	$ 426	$ 32,955	$ 6,725

Total number of shares	727,377	75,803	31,859	10,605,367	440,694

Cost of shares	$ 8,824	$ 1,050	$ 402	$ 31,773	$ 5,867

The accompanying notes are an integral part of these financial statements. 31

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	ING VP	ING VP		ING VP	ING VP
	MidCap	MidCap	ING VP Real	SmallCap	SmallCap
	Opportunities	Opportunities	Estate	Opportunities	Opportunities
	Portfolio - Class	Portfolio - Class	Portfolio -	Portfolio - Class	Portfolio - Class
	I	S	Class I	I	S

Assets
Investments in mutual funds
at fair value	$ 411	$ 7,823	$ 5,083	$ 241	$ 5,223
Total assets	411	7,823	5,083	241	5,223

Liabilities
Payable to related parties	-	1	-	-	-

Total liabilities	-	1	-	-	-

Net assets	$ 411	$ 7,822	$ 5,083	$ 241	$ 5,223

Net assets
Accumulation units	$ 411	$ 7,822	$ 5,083	$ 241	$ 5,223
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 411	$ 7,822	$ 5,083	$ 241	$ 5,223

Total number of shares	50,397	971,759	259,082	12,089	264,588

Cost of shares	$ 374	$ 6,103	$ 4,427	$ 221	$ 4,255

The accompanying notes are an integral part of these financial statements. 32

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

					Janus Aspen
	ING VP	ING VP	ING VP	ING VP	Series Balanced
	Balanced	Intermediate	Money Market	Natural	Portfolio -
	Portfolio -	Bond Portfolio	Portfolio -	Resources	Institutional
	Class I	- Class I	Class I	Trust	Shares

Assets
Investments in mutual funds
at fair value	$ 166,000	$ 115,711	$ 224,983	$ 5,532	$ 21
Total assets	166,000	115,711	224,983	5,532	21

Liabilities
Payable to related parties	11	8	16	-	-

Total liabilities	11	8	16	-	-

Net assets	$ 165,989	$ 115,703	$ 224,967	$ 5,532	$ 21

Net assets
Accumulation units	$ 126,141	$ 105,295	$ 220,460	$ 5,532	$ 21
Contracts in payout (annuitization)
period	39,848	10,408	4,507	-	-

Total net assets	$ 165,989	$ 115,703	$ 224,967	$ 5,532	$ 21

Total number of shares	11,331,071	8,928,327	16,793,652	205,951	754

Cost of shares	$ 139,248	$ 120,708	$ 218,533	$ 5,358	$ 20

The accompanying notes are an integral part of these financial statements. 33

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

Janus Aspen
		Janus Aspen	Janus Aspen	Series	Lord Abbett
	Janus Aspen	Series Large	Series Mid Cap	Worldwide	Series Fund -
	Series Flexible	Cap Growth	Growth	Growth	Growth and
	Bond Portfolio	Portfolio -	Portfolio -	Portfolio -	Income
	- Institutional	Institutional	Institutional	Institutional	Portfolio -
	Shares	Shares	Shares	Shares	Class VC

Assets
Investments in mutual funds
at fair value	$ 12	$ 8	$ 7	$ 7	$ 7,931
Total assets	12	8	7	7	7,931

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 12	$ 8	$ 7	$ 7	$ 7,931

Net assets
Accumulation units	$ 12	$ 8	$ 7	$ 7	$ 7,931
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 12	$ 8	$ 7	$ 7	$ 7,931

Total number of shares	1,023	350	209	215	270,321

Cost of shares	$ 12	$ 7	$ 6	$ 6	$ 7,132

The accompanying notes are an integral part of these financial statements. 34

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

Lord Abbett
Series Fund -
	Mid-Cap	Oppenheimer	Oppenheimer		Oppenheimer
	Value	Aggressive	Global	Oppenheimer	Main Street
	Portfolio -	Growth	Securities	Main Street	Small Cap
	Class VC	Fund/VA	Fund/VA	Fund®/VA	Fund®/VA

Assets
Investments in mutual funds
at fair value	$ 4,642	$ 74	$ 83	$ 381	$ 723
Total assets	4,642	74	83	381	723

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 4,642	$ 74	$ 83	$ 381	$ 723

Net assets
Accumulation units	$ 4,642	$ -	$ 83	$ -	$ 723
Contracts in payout (annuitization)
period	-	74	-	381	-

Total net assets	$ 4,642	$ 74	$ 83	$ 381	$ 723

Total number of shares	213,134	1,454	2,245	15,364	37,748

Cost of shares	$ 4,468	$ 73	$ 75	$ 348	$ 698

The accompanying notes are an integral part of these financial statements. 35

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

	PIMCO Real	Pioneer Equity		Pioneer High	Pioneer Mid
	Return Portfolio	Income VCT	Pioneer Fund	Yield VCT	Cap Value
	- Administrative	Portfolio -	VCT Portfolio -	Portfolio -	VCT Portfolio -
	Class	Class I	Class I	Class I	Class I

Assets
Investments in mutual funds
at fair value	$ 2,452	$ 6,178	$ 118	$ 480	$ 3,687
Total assets	2,452	6,178	118	480	3,687

Liabilities
Payable to related parties	-	-	-	-	-

Total liabilities	-	-	-	-	-

Net assets	$ 2,452	$ 6,178	$ 118	$ 480	$ 3,687

Net assets
Accumulation units	$ 2,452	$ 6,178	$ 118	$ 480	$ 3,687
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 2,452	$ 6,178	$ 118	$ 480	$ 3,687

Total number of shares	205,322	247,807	4,748	43,630	181,456

Cost of shares	$ 2,596	$ 5,478	$ 107	$ 474	$ 4,038

The accompanying notes are an integral part of these financial statements. 36

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Assets and Liabilities December 31, 2006 (Dollars in thousands)

Wanger U.S.
Smaller
	Wanger Select	Companies

Assets
Investments in mutual funds
at fair value	$ 2,085	$ 569
Total assets	2,085	569

Liabilities
Payable to related parties	-	-

Total liabilities	-	-

Net assets	$ 2,085	$ 569

Net assets
Accumulation units	$ 2,085	$ 569
Contracts in payout (annuitization)
period	-	-

Total net assets	$ 2,085	$ 569

Total number of shares	79,735	15,652

Cost of shares	$ 1,920	$ 558

The accompanying notes are an integral part of these financial statements.

37

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	AIM V.I.		AIM V.I.
	Capital		Government		AIM V.I.
	Appreciation	AIM V.I. Core	Securities Fund	AIM V.I.	Premier Equity
	Fund - Series I	Equity Fund -	- Series I	Growth Fund -	Fund - Series I
	Shares	Series I Shares	Shares	Series I Shares	Shares

Net investment income (loss)
Income:
Dividends	$ 1	$ 9	$ -	$ -	$ 5

Total investment income	1	9	-	-	5
Expenses:
Mortality and expense risk and
other charges	7	12	51	1	1
Total expenses	7	12	51	1	1
Net investment income (loss)	(6)	(3)	(51)	(1)	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	32	41	(529)	85	57
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	32	41	(529)	85	57
Net unrealized appreciation
(depreciation) of investments	-	147	509	(54)	(34)

Net increase (decrease) in net assets
resulting from operations	$ 26	$ 185	$ (71)	$ 30	$ 27

The accompanying notes are an integral part of these financial statements. 38

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		American		Federated
	American	Century VP	Calvert Social	American	Federated
	Century VP	International	Balanced	Leaders Fund	Capital Income
	Balanced Fund	Fund	Portfolio	II	Fund II

Net investment income (loss)
Income:
Dividends	$ 14	$ 20	$ 43	$ 409	$ 191
Total investment income	14	20	43	409	191
Expenses:
Mortality and expense risk and
other charges	4	6	24	362	44
Total expenses	4	6	24	362	44
Net investment income (loss)	10	14	19	47	147

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	92	395	62	180	(60)
Capital gains distributions	47	-	33	3,380	-

Total realized gain (loss) on investments
and capital gains distributions	139	395	95	3,560	(60)
Net unrealized appreciation
(depreciation) of investments	(131)	(250)	26	(109)	318
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 159	$ 140	$ 3,498	$ 405

The accompanying notes are an integral part of these financial statements. 39

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		Federated Fund			Federated Mid
	Federated	for U.S.	Federated	Federated	Cap Growth
	Equity Income	Government	High Income	International	Strategies Fund
	Fund II	Securities II	Bond Fund II	Equity Fund II	II

Net investment income (loss)
Income:
Dividends	$ 145	$ 159	$ 603	$ 9	$ -

Total investment income	145	159	603	9	-
Expenses:
Mortality and expense risk and
other charges	88	42	97	58	105
Total expenses	88	42	97	58	105
Net investment income (loss)	57	117	506	(49)	(105)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(294)	(132)	66	(632)	(793)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(294)	(132)	66	(632)	(793)
Net unrealized appreciation
(depreciation) of investments	1,444	67	23	1,325	1,366
Net increase (decrease) in net assets
resulting from operations	$ 1,207	$ 52	$ 595	$ 644	$ 468

The accompanying notes are an integral part of these financial statements. 40

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Federated	Equity-Income	Growth	High Income	Overseas
	Prime Money	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Fund II	Initial Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 100	$ 6,193	$ 339	$ 48	$ 149
Total investment income	100	6,193	339	48	149
Expenses:
Mortality and expense risk and
other charges	32	2,349	451	167	117
Total expenses	32	2,349	451	167	117
Net investment income (loss)	68	3,844	(112)	(119)	32

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	5,653	9,458	(990)	3,682
Capital gains distributions	-	22,246	-	-	104

Total realized gain (loss) on investments
and capital gains distributions	-	27,899	9,458	(990)	3,786
Net unrealized appreciation
(depreciation) of investments	-	133	(5,400)	2,187	(1,661)

Net increase (decrease) in net assets
resulting from operations	$ 68	$ 31,876	$ 3,946	$ 1,078	$ 2,157

The accompanying notes are an integral part of these financial statements. 41

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	Fidelity® VIP			Fidelity® VIP
	Asset	Fidelity® VIP	Fidelity® VIP	Investment	Franklin Small
	ManagerSM	Contrafund®	Index 500	Grade Bond	Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Securities Fund
	Initial Class	Initial Class	Initial Class	Initial Class	- Class 2

Net investment income (loss)
Income:
Dividends	$ 238	$ 3,529	$ 965	$ 69	$ 31
Total investment income	238	3,529	965	69	31
Expenses:
Mortality and expense risk and
other charges	40	3,409	721	22	43
Total expenses	40	3,409	721	22	43
Net investment income (loss)	198	120	244	47	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	964	20,632	2,160	(5)	199
Capital gains distributions	-	21,720	-	4	172

Total realized gain (loss) on investments
and capital gains distributions	964	42,352	2,160	(1)	371
Net unrealized appreciation
(depreciation) of investments	(842)	(15,437)	4,344	(5)	342
Net increase (decrease) in net assets
resulting from operations	$ 320	$ 27,035	$ 6,748	$ 41	$ 701

The accompanying notes are an integral part of these financial statements. 42

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	Mutual Shares
	Securities Fund	ING GET Fund	ING GET Fund	ING GET Fund	ING GET Fund
	- Class 2	- Series L	- Series M	- Series N	- Series P

Net investment income (loss)
Income:
Dividends	$ 3	$ 1,779	$ 2,587	$ 2,873	$ 2,171
Total investment income	3	1,779	2,587	2,873	2,171
Expenses:
Mortality and expense risk and
other charges	15	153	508	650	607
Total expenses	15	153	508	650	607
Net investment income (loss)	(12)	1,626	2,079	2,223	1,564

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2)	(2,531)	(3,109)	(2,539)	(1,423)
Capital gains distributions	9	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	7	(2,531)	(3,109)	(2,539)	(1,423)
Net unrealized appreciation
(depreciation) of investments	267	1,041	1,504	1,261	580
Net increase (decrease) in net assets
resulting from operations	$ 262	$ 136	$ 474	$ 945	$ 721

The accompanying notes are an integral part of these financial statements. 43

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET Fund	ING GET Fund
	Fund - Series Q	Fund - Series R	Fund - Series S	- Series T	- Series U

Net investment income (loss)
Income:
Dividends	$ 1,149	$ 809	$ 851	$ 672	$ 554
Total investment income	1,149	809	851	672	554
Expenses:
Mortality and expense risk and
other charges	565	461	547	445	424
Total expenses	565	461	547	445	424
Net investment income (loss)	584	348	304	227	130

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	93	65	72	(25)	(107)
Capital gains distributions	38	570	318	466	320
Total realized gain (loss) on investments
and capital gains distributions	131	635	390	441	213
Net unrealized appreciation
(depreciation) of investments	228	68	638	285	713
Net increase (decrease) in net assets
resulting from operations	$ 943	$ 1,051	$ 1,332	$ 953	$ 1,056

The accompanying notes are an integral part of these financial statements. 44

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING
		AllianceBernstein		ING American	ING American
		Mid Cap Growth	ING American	Funds Growth-	Funds
	ING GET Fund	Portfolio - Service	Funds Growth	Income	International
	- Series V	Class	Portfolio	Portfolio	Portfolio

Net investment income (loss)
Income:
Dividends	$ 843	$ -	$ 44	$ 193	$ 252

Total investment income	843	-	44	193	252
Expenses:
Mortality and expense risk and
other charges	725	6	341	341	404
Total expenses	725	6	341	341	404
Net investment income (loss)	118	(6)	(297)	(148)	(152)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(200)	(187)	562	359	3,221
Capital gains distributions	-	131	30	97	73

Total realized gain (loss) on investments
and capital gains distributions	(200)	(56)	592	456	3,294
Net unrealized appreciation
(depreciation) of investments	799	(52)	1,963	3,042	1,369
Net increase (decrease) in net assets
resulting from operations	$ 717	$ (114)	$ 2,258	$ 3,350	$ 4,511

The accompanying notes are an integral part of these financial statements. 45

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING BlackRock		ING Evergreen	ING FMRSM
	Large Cap	ING Evergreen	Omega	Diversified Mid	ING FMRSM
	Growth	Health Sciences	Portfolio -	Cap Portfolio -	Diversified Mid
	Portfolio -	Portfolio -	Institutional	Institutional	Cap Portfolio -
	Service Class	Service Class	Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	22	4	211	261	13
Total expenses	22	4	211	261	13
Net investment income (loss)	(22)	(4)	(211)	(261)	(13)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	39	16	179	(696)	(15)
Capital gains distributions	114	-	-	2,900	177

Total realized gain (loss) on investments
and capital gains distributions	153	16	179	2,204	162
Net unrealized appreciation
(depreciation) of investments	(45)	35	664	(2,483)	(124)
Net increase (decrease) in net assets
resulting from operations	$ 86	$ 47	$ 632	$ (540)	$ 25

The accompanying notes are an integral part of these financial statements. 46

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING FMRSM
	Large Cap	ING FMRSM
	Growth	Mid Cap	ING Franklin	ING Global	ING Global
	Portfolio -	Growth	Income	Real Estate	Resources
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 2	$ -	$ -	$ 35	$ 1

Total investment income	2	-	-	35	1
Expenses:
Mortality and expense risk and
other charges	821	1	20	7	7
Total expenses	821	1	20	7	7
Net investment income (loss)	(819)	(1)	(20)	28	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(200)	(1)	22	19	(59)
Capital gains distributions	62	-	-	14	46

Total realized gain (loss) on investments
and capital gains distributions	(138)	(1)	22	33	(13)
Net unrealized appreciation
(depreciation) of investments	(91)	5	225	209	79
Net increase (decrease) in net assets
resulting from operations	$ (1,048)	$ 3	$ 227	$ 270	$ 60

The accompanying notes are an integral part of these financial statements. 47

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING
	JPMorgan
	Emerging		ING JPMorgan		ING JPMorgan
	Markets	ING JPMorgan	Small Cap Core	ING JPMorgan	Value
	Equity	Emerging	Equity	Small Cap Core Opportunities
	Portfolio -	Markets Equity	Portfolio -	Equity	Portfolio -
	Institutional	Portfolio -	Institutional	Portfolio -	Institutional
	Class	Service Class	Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 18	$ 25	$ 7	$ -	$ 312

Total investment income	18	25	7	-	312
Expenses:
Mortality and expense risk and
other charges	39	40	105	3	535
Total expenses	39	40	105	3	535
Net investment income (loss)	(21)	(15)	(98)	(3)	(223)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	94	414	241	13	1,041
Capital gains distributions	32	56	243	13	495
Total realized gain (loss) on investments
and capital gains distributions	126	470	484	26	1,536
Net unrealized appreciation
(depreciation) of investments	722	830	706	5	5,950
Net increase (decrease) in net assets
resulting from operations	$ 827	$ 1,285	$ 1,092	$ 28	$ 7,263

The accompanying notes are an integral part of these financial statements. 48

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING
	JPMorgan		ING Legg		ING LifeStyle
	Value	ING Julius	Mason Value	ING Legg	Aggressive
	Opportunities	Baer Foreign	Portfolio -	Mason Value	Growth
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 12	$ -	$ -	$ -	$ 1

Total investment income	12	-	-	-	1
Expenses:
Mortality and expense risk and
other charges	46	75	430	5	12
Total expenses	46	75	430	5	12
Net investment income (loss)	(34)	(75)	(430)	(5)	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	60	362	535	26	33
Capital gains distributions	38	1	114	2	14
Total realized gain (loss) on investments
and capital gains distributions	98	363	649	28	47
Net unrealized appreciation
(depreciation) of investments	487	1,725	1,214	12	107
Net increase (decrease) in net assets
resulting from operations	$ 551	$ 2,013	$ 1,433	$ 35	$ 143

The accompanying notes are an integral part of these financial statements. 49

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING Lord
		ING LifeStyle		Abbett		ING Lord
	ING LifeStyle	Moderate	ING LifeStyle	Affiliated		Abbett
	Growth	Growth	Moderate	Portfolio -		Affiliated
	Portfolio -	Portfolio -	Portfolio -	Institutional		Portfolio -
	Service Class	Service Class	Service Class	Class		Service Class

Net investment income (loss)
Income:
Dividends	$ 32	$ 88	$ 90	$ -		$ 2

Total investment income	32	88	90		-	2
Expenses:
Mortality and expense risk and
other charges	82	126	113		-	4

Total expenses	82	126	113		-	4

Net investment income (loss)	(50)	(38)	(23)		-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	72	98	81		(6)	(6)
Capital gains distributions	125	165	141		-	18

Total realized gain (loss) on investments
and capital gains distributions	197	263	222		(6)	12
Net unrealized appreciation
(depreciation) of investments	610	862	579		1	46
Net increase (decrease) in net assets
resulting from operations	$ 757	$ 1,087	$ 778	$ (5)		$ 56

The accompanying notes are an integral part of these financial statements. 50

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING Marsico	ING MFS
	ING		ING Marsico	International	Total Return	ING MFS
	MarketPro		Growth	Opportunities	Portfolio -	Total Return
	Portfolio -		Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class		Service Class	Service Class	Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -		$ -	$ 3	$ 3,517	$ 48

Total investment income		-	-	3	3,517	48
Expenses:
Mortality and expense risk and
other charges		-	5	145	1,737	18

Total expenses		-	5	145	1,737	18

Net investment income (loss)		-	(5)	(142)	1,780	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	3	729	523	2
Capital gains distributions		-	-	37	6,067	91

Total realized gain (loss) on investments
and capital gains distributions		-	3	766	6,590	93
Net unrealized appreciation
(depreciation) of investments		1	45	1,505	4,996	63
Net increase (decrease) in net assets
resulting from operations	$ 1		$ 43	$ 2,129	$ 13,366	$ 186

The accompanying notes are an integral part of these financial statements. 51

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING
		Oppenheimer	ING
	ING MFS	Main Street	Oppenheimer	ING PIMCO	ING Pioneer
	Utilities	Portfolio® -	Main Street	High Yield	Fund Portfolio -
	Portfolio -	Institutional	Portfolio® -	Portfolio -	Institutional
	Service Class	Class	Service Class	Service Class	Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 34	$ -	$ 223	$ -

Total investment income	1	34	-	223	-
Expenses:
Mortality and expense risk and
other charges	6	33	-	41	348

Total expenses	6	33	-	41	348

Net investment income (loss)	(5)	1	-	182	(348)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	33	81	1	(17)	641
Capital gains distributions	3	-	-	30	-

Total realized gain (loss) on investments
and capital gains distributions	36	81	1	13	641
Net unrealized appreciation
(depreciation) of investments	170	236	6	59	3,545
Net increase (decrease) in net assets
resulting from operations	$ 201	$ 318	$ 7	$ 254	$ 3,838

The accompanying notes are an integral part of these financial statements. 52

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Pioneer			ING T. Rowe	ING T. Rowe
	Mid Cap Value		ING Pioneer	Price Capital	Price Equity	ING Templeton
	Portfolio -		Mid Cap Value	Appreciation	Income	Global Growth
	Institutional		Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class		Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -		$ -	$ 43	$ 69	$ 1

Total investment income		-	-	43	69	1
Expenses:
Mortality and expense risk and
other charges		-	1	30	47	2

Total expenses		-	1	30	47	2

Net investment income (loss)		-	(1)	13	22	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	(1)	19	126	(6)
Capital gains distributions		-	-	219	214	8

Total realized gain (loss) on investments
and capital gains distributions		-	(1)	238	340	2
Net unrealized appreciation
(depreciation) of investments		-	17	214	530	40

Net increase (decrease) in net assets
resulting from operations	$ -		$ 15	$ 465	$ 892	$ 41

The accompanying notes are an integral part of these financial statements. 53

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

		ING Van		ING VP Index
		Kampen		Plus	ING Wells
	ING UBS U.S.	Growth and	ING Van	International	Fargo Mid Cap
	Allocation	Income	Kampen Real	Equity	Disciplined
	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -	Portfolio -
	Service Class	Service Class	- Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 106	$ 19	$ 1	$ 93	$ -

Total investment income	106	19	1	93	-
Expenses:
Mortality and expense risk and
other charges	100	13	2	84	1
Total expenses	100	13	2	84	1
Net investment income (loss)	6	6	(1)	9	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	160	16	8	(76)	-
Capital gains distributions	-	141	5	207	-

Total realized gain (loss) on investments
and capital gains distributions	160	157	13	131	-
Net unrealized appreciation
(depreciation) of investments	518	33	56	609	12
Net increase (decrease) in net assets
resulting from operations	$ 684	$ 196	$ 68	$ 749	$ 11

The accompanying notes are an integral part of these financial statements. 54

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Wells
	Fargo Small	ING American		ING American
	Cap	Century Large	ING American	Century Small-
	Disciplined	Company Value	Century Select	Mid Cap Value	ING Baron
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Asset Portfolio
	Service Class	Service Class	Initial Class	Service Class	- Service Class

Net investment income (loss)
Income:
Dividends	$ 1	$ -	$ 730	$ -	$ -

Total investment income	1	-	730	-	-
Expenses:
Mortality and expense risk and
other charges	1	2	721	13	-

Total expenses	1	2	721	13	-

Net investment income (loss)	-	(2)	9	(13)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	11	571	31	-
Capital gains distributions	7	8	-	4	-

Total realized gain (loss) on investments
and capital gains distributions	13	19	571	35	-
Net unrealized appreciation
(depreciation) of investments	8	10	(2,957)	187	-

Net increase (decrease) in net assets
resulting from operations	$ 21	$ 27	$ (2,377)	$ 209	$ -

The accompanying notes are an integral part of these financial statements. 55

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING Baron	ING Columbia		ING	ING Goldman
	Small Cap	Small Cap	ING Davis	Fundamental	Sachs® Capital
	Growth	Value II	Venture Value	Research	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ -

Total investment income	-	-	-	-	-
Expenses:
Mortality and expense risk and
other charges	49	20	13	-	2

Total expenses	49	20	13	-	2

Net investment income (loss)	(49)	(20)	(13)	-	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	250	45	49	-	43
Capital gains distributions	59	-	92	-	-

Total realized gain (loss) on investments
and capital gains distributions	309	45	141	-	43
Net unrealized appreciation
(depreciation) of investments	492	257	67	2	(16)
Net increase (decrease) in net assets
resulting from operations	$ 752	$ 282	$ 195	$ 2	$ 25

The accompanying notes are an integral part of these financial statements. 56

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			ING Legg	ING Lord
	ING		Mason Partners	Abbett U.S.	ING Neuberger
	JPMorgan	ING JPMorgan	Aggressive	Government	Berman
	International	Mid Cap Value	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ 408	$ -	$ -	$ 517	$ -

Total investment income	408	-	-	517	-
Expenses:
Mortality and expense risk and
other charges	539	22	586	109	454
Total expenses	539	22	586	109	454
Net investment income (loss)	(131)	(22)	(586)	408	(454)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,989	77	2,183	81	(392)
Capital gains distributions	-	18	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	4,989	95	2,183	81	(392)
Net unrealized appreciation
(depreciation) of investments	3,422	288	2,274	(8)	2,399
Net increase (decrease) in net assets
resulting from operations	$ 8,280	$ 361	$ 3,871	$ 481	$ 1,553

The accompanying notes are an integral part of these financial statements. 57

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

					ING
	ING Neuberger ING Neuberger			ING	Oppenheimer
	Berman	Berman	ING OpCap	Oppenheimer	Strategic
	Partners	Regency	Balanced Value	Global	Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 12	$ 130	$ 278

Total investment income	-	1	12	130	278
Expenses:
Mortality and expense risk and
other charges	-	1	13	2,340	926

Total expenses	-	1	13	2,340	926

Net investment income (loss)	-	-	(1)	(2,210)	(648)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	4	42	7,901	498
Capital gains distributions	-	1	-	271	-

Total realized gain (loss) on investments
and capital gains distributions	2	5	42	8,172	498
Net unrealized appreciation
(depreciation) of investments	-	29	70	22,931	5,038

Net increase (decrease) in net assets
resulting from operations	$ 2	$ 34	$ 111	$ 28,893	$ 4,888

The accompanying notes are an integral part of these financial statements. 58

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING
	Oppenheimer
	Strategic		ING PIMCO	ING Pioneer
	Income		Total Return	High Yield	ING Solution	ING Solution
	Portfolio -		Portfolio -	Portfolio -	2015 Portfolio -	2025 Portfolio -
	Service Class		Service Class	Initial Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ -		$ 101	$ -	$ 1	$ 1

Total investment income		-	101	-	1	1
Expenses:
Mortality and expense risk and
other charges		-	54	-	7	4

Total expenses		-	54	-	7	4

Net investment income (loss)		-	47	-	(6)	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	4	-	2	3
Capital gains distributions		-	-	-	1	1

Total realized gain (loss) on investments
and capital gains distributions		-	4	-	3	4
Net unrealized appreciation
(depreciation) of investments		-	133	-	73	61

Net increase (decrease) in net assets
resulting from operations	$ -		$ 184	$ -	$ 70	$ 62

The accompanying notes are an integral part of these financial statements. 59

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING T. Rowe
				Price	ING T. Rowe
			ING Solution	Diversified Mid	Price Growth
	ING Solution	ING Solution	Income	Cap Growth	Equity
	2035 Portfolio -	2045 Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Initial Class

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ -	$ 146

Total investment income	-	-	1	-	146
Expenses:
Mortality and expense risk and
other charges	3	1	3	1,033	776
Total expenses	3	1	3	1,033	776
Net investment income (loss)	(3)	(1)	(2)	(1,033)	(630)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	-	3,227	2,614
Capital gains distributions	-	-	-	1,785	98

Total realized gain (loss) on investments
and capital gains distributions	-	-	-	5,012	2,712
Net unrealized appreciation
(depreciation) of investments	38	21	23	1,987	4,582
Net increase (decrease) in net assets
resulting from operations	$ 35	$ 20	$ 21	$ 5,966	$ 6,664

The accompanying notes are an integral part of these financial statements. 60

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			ING UBS U.S.	ING UBS U.S.	ING Van
	ING Templeton	ING	Large Cap	Small Cap	Kampen
	Foreign Equity	Thornburg	Equity	Growth	Comstock
	Portfolio -	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	Service Class	- Initial Class	Initial Class	Service Class	Service Class

Net investment income (loss)
Income:
Dividends	$ 5	$ 140	$ 306	$ -	$ 21

Total investment income	5	140	306	-	21
Expenses:
Mortality and expense risk and
other charges	1	355	484	-	27

Total expenses	1	355	484	-	27

Net investment income (loss)	4	(215)	(178)	-	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3)	2,427	1,632	-	42
Capital gains distributions	-	-	-	-	146

Total realized gain (loss) on investments
and capital gains distributions	(3)	2,427	1,632	-	188
Net unrealized appreciation
(depreciation) of investments	35	1,876	3,113	1	251
Net increase (decrease) in net assets
resulting from operations	$ 36	$ 4,088	$ 4,567	$ 1	$ 433

The accompanying notes are an integral part of these financial statements. 61

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				ING VP	ING VP	ING VP
	ING Van	ING Van		Strategic	Strategic	Strategic
	Kampen Equity Kampen Equity			Allocation	Allocation	Allocation
	and Income	and Income		Conservative	Growth	Moderate
	Portfolio -	Portfolio -		Portfolio - Class	Portfolio -	Portfolio -
	Initial Class	Service Class		I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ 2,756	$ -		$ 411	$ 202	$ 402

Total investment income	2,756		-	411	202	402
Expenses:
Mortality and expense risk and
other charges	1,776		-	199	183	277

Total expenses	1,776		-	199	183	277

Net investment income (loss)	980		-	212	19	125

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,910		-	323	549	699
Capital gains distributions	4,898		-	502	194	475

Total realized gain (loss) on investments
and capital gains distributions	7,808		-	825	743	1,174
Net unrealized appreciation
(depreciation) of investments	6,558		-	(41)	870	615

Net increase (decrease) in net assets
resulting from operations	$ 15,346	$ -		$ 996	$ 1,632	$ 1,914

The accompanying notes are an integral part of these financial statements. 62

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP
	Growth and
	Income	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio - Class	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	I	Series 1	Series 2	Series 3	Series 4

Net investment income (loss)
Income:
Dividends	$ 4,316	$ 442	$ 338	$ 871	$ 149
Total investment income	4,316	442	338	871	149
Expenses:
Mortality and expense risk and
other charges	4,102	353	224	631	105
Total expenses	4,102	353	224	631	105
Net investment income (loss)	214	89	114	240	44

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,005)	59	4	126	44
Capital gains distributions	-	339	114	18	97

Total realized gain (loss) on investments
and capital gains distributions	(4,005)	398	118	144	141
Net unrealized appreciation
(depreciation) of investments	49,182	489	241	1,009	113
Net increase (decrease) in net assets
resulting from operations	$ 45,391	$ 976	$ 473	$ 1,393	$ 298

The accompanying notes are an integral part of these financial statements. 63

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 5	Series 6	Series 7	Series 8	Series 9

Net investment income (loss)
Income:
Dividends	$ 70	$ 1,456	$ 905	$ 543	$ 281
Total investment income	70	1,456	905	543	281
Expenses:
Mortality and expense risk and
other charges	62	988	667	497	366
Total expenses	62	988	667	497	366
Net investment income (loss)	8	468	238	46	(85)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	59	1,362	976	289	164
Capital gains distributions	146	421	-	116	-

Total realized gain (loss) on investments
and capital gains distributions	205	1,783	976	405	164
Net unrealized appreciation
(depreciation) of investments	93	1,791	1,691	1,957	1,570
Net increase (decrease) in net assets
resulting from operations	$ 306	$ 4,042	$ 2,905	$ 2,408	$ 1,649

The accompanying notes are an integral part of these financial statements. 64

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio
	Series 10	Series 11	Series 12	Series 13	- Series 14

Net investment income (loss)
Income:
Dividends	$ 148	$ 24	$ -	$ -	$ -

Total investment income	148	24	-	-	-
Expenses:
Mortality and expense risk and
other charges	336	361	618	135	-

Total expenses	336	361	618	135	-

Net investment income (loss)	(188)	(337)	(618)	(135)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	126	88	644	26	-
Capital gains distributions	15	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	141	88	644	26	-
Net unrealized appreciation
(depreciation) of investments	1,459	1,320	5,467	68	-

Net increase (decrease) in net assets
resulting from operations	$ 1,412	$ 1,071	$ 5,493	$ (41)	$ -

The accompanying notes are an integral part of these financial statements. 65

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP Global
	Science and	ING VP	ING VP Index	ING VP Index	ING VP Index
	Technology	Growth	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ 12	$ 1,707	$ 109	$ 38

Total investment income	-	12	1,707	109	38
Expenses:
Mortality and expense risk and
other charges	112	244	1,865	146	79
Total expenses	112	244	1,865	146	79
Net investment income (loss)	(112)	(232)	(158)	(37)	(41)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	862	621	5,193	1,499	1,075
Capital gains distributions	-	-	-	1,327	497

Total realized gain (loss) on investments
and capital gains distributions	862	621	5,193	2,826	1,572
Net unrealized appreciation
(depreciation) of investments	(191)	(166)	13,770	(1,340)	(393)
Net increase (decrease) in net assets
resulting from operations	$ 559	$ 223	$ 18,805	$ 1,449	$ 1,138

The accompanying notes are an integral part of these financial statements. 66

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP				ING VP
	International	ING VP Small	ING VP Value	ING VP Value	Financial
	Equity	Company	Opportunity	Opportunity	Services
	Portfolio -	Portfolio - Class	Portfolio -	Portfolio -	Portfolio -
	Class I	I	Class I	Class S	Class I

Net investment income (loss)
Income:
Dividends	$ 285	$ 286	$ 173	$ 20	$ 3
Total investment income	285	286	173	20	3
Expenses:
Mortality and expense risk and
other charges	220	884	146	16	2
Total expenses	220	884	146	16	2
Net investment income (loss)	65	(598)	27	4	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,784	5,462	289	18	14
Capital gains distributions	-	10,853	-	-	1

Total realized gain (loss) on investments
and capital gains distributions	1,784	16,315	289	18	15
Net unrealized appreciation
(depreciation) of investments	1,580	(5,581)	1,261	149	19
Net increase (decrease) in net assets
resulting from operations	$ 3,429	$ 10,136	$ 1,577	$ 171	$ 35

The accompanying notes are an integral part of these financial statements. 67

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

			ING VP	ING VP
	ING VP High	ING VP	MidCap	MidCap
	Yield Bond	International	Opportunities	Opportunities	ING VP Real
	Portfolio - Class	Value Portfolio	Portfolio - Class	Portfolio - Class	Estate Portfolio
	I	- Class I	I	S	- Class I

Net investment income (loss)
Income:
Dividends	$ 1,700	$ 117	$ -	$ -	$ 87

Total investment income	1,700	117	-	-	87
Expenses:
Mortality and expense risk and
other charges	308	40	4	126	29
Total expenses	308	40	4	126	29
Net investment income (loss)	1,392	77	(4)	(126)	58

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(90)	296	54	954	468
Capital gains distributions	-	329	-	-	75

Total realized gain (loss) on investments
and capital gains distributions	(90)	625	54	954	543
Net unrealized appreciation
(depreciation) of investments	573	576	(27)	(280)	479
Net increase (decrease) in net assets
resulting from operations	$ 1,875	$ 1,278	$ 23	$ 548	$ 1,080

The accompanying notes are an integral part of these financial statements. 68

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	ING VP	ING VP
	SmallCap	SmallCap	ING VP	ING VP	ING VP Money
	Opportunities	Opportunities	Balanced	Intermediate	Market
	Portfolio - Class	Portfolio - Class	Portfolio -	Bond Portfolio	Portfolio -
	I	S	Class I	- Class I	Class I

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 4,074	$ 4,631	$ 6,302

Total investment income	-	-	4,074	4,631	6,302
Expenses:
Mortality and expense risk and
other charges	3	77	2,047	1,456	2,827
Total expenses	3	77	2,047	1,456	2,827
Net investment income (loss)	(3)	(77)	2,027	3,175	3,475

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	554	4,345	39	2,074
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	25	554	4,345	39	2,074
Net unrealized appreciation
(depreciation) of investments	11	101	7,516	47	2,304
Net increase (decrease) in net assets
resulting from operations	$ 33	$ 578	$ 13,888	$ 3,261	$ 7,853

The accompanying notes are an integral part of these financial statements. 69

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

				Janus Aspen	Janus Aspen
		Janus Aspen	Janus Aspen	Series Large	Series Mid Cap
	ING VP	Series Balanced	Series Flexible	Cap Growth	Growth
	Natural	Portfolio -	Bond Portfolio	Portfolio -	Portfolio -
	Resources	Institutional	- Institutional	Institutional	Institutional
	Trust	Shares	Shares	Shares	Shares

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1	$ -	$ -

Total investment income	-	-	1	-	-
Expenses:
Mortality and expense risk and
other charges	56	-	-	-	-

Total expenses	56	-	-	-	-

Net investment income (loss)	(56)	-	1	-	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,157	-	-	-	-
Capital gains distributions	430	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	1,587	-	-	-	-
Net unrealized appreciation
(depreciation) of investments	(749)	2	-	1	1

Net increase (decrease) in net assets
resulting from operations	$ 782	$ 2	$ 1	$ 1	$ 1

The accompanying notes are an integral part of these financial statements. 70

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

	Janus Aspen
	Series		Lord Abbett
	Worldwide		Series Fund -	Lord Abbett
	Growth		Growth and	Series Fund -		Oppenheimer
	Portfolio -		Income	Mid-Cap Value	MFS®	Aggressive
	Institutional		Portfolio -	Portfolio - Class	Strategic	Growth
	Shares		Class VC	VC	Income Series	Fund/VA

Net investment income (loss)
Income:
Dividends	$ -		$ 94	$ 22	$ 104	$ -

Total investment income		-	94	22	104	-
Expenses:
Mortality and expense risk and
other charges		-	63	46	9	141

Total expenses		-	63	46	9	141

Net investment income (loss)		-	31	(24)	95	(141)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments		-	175	231	(104)	10,590
Capital gains distributions		-	252	346	14	-

Total realized gain (loss) on investments
and capital gains distributions		-	427	577	(90)	10,590
Net unrealized appreciation
(depreciation) of investments		1	694	(21)	8	(8,495)
Net increase (decrease) in net assets
resulting from operations	$ 1		$ 1,152	$ 532	$ 13	$ 1,954

The accompanying notes are an integral part of these financial statements. 71

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2006
	(Dollars in thousands)

					PIMCO Real
	Oppenheimer		Oppenheimer		Return
	Global	Oppenheimer	Main Street	Oppenheimer	Portfolio -
	Securities	Main Street	Small Cap	Strategic Bond	Administrative
	Fund/VA	Fund®/VA	Fund®/VA	Fund/VA	Class

Net investment income (loss)
Income:
Dividends	$ 1	$ 650	$ -	$ -	$ 85

Total investment income	1	650	-	-	85
Expenses:
Mortality and expense risk and
other charges	1	252	4	-	14

Total expenses	1	252	4	-	14

Net investment income (loss)	-	398	(4)	-	71

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	11,962	(3)	-	(18)
Capital gains distributions	4	-	7	-	64

Total realized gain (loss) on investments
and capital gains distributions	4	11,962	4	-	46
Net unrealized appreciation
(depreciation) of investments	8	(9,009)	23	-	(119)

Net increase (decrease) in net assets
resulting from operations	$ 12	$ 3,351	$ 23	$ -	$ (2)

The accompanying notes are an integral part of these financial statements. 72

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
	Statements of Operations
For the year ended December 31, 2006
	(Dollars in thousands)

	Pioneer Equity		Pioneer High	Pioneer Mid
	Income VCT	Pioneer Fund	Yield VCT	Cap Value VCT
	Portfolio -	VCT Portfolio -	Portfolio - Class	Portfolio - Class
	Class I	Class I	I	I	Wanger Select

Net investment income (loss)
Income:
Dividends	$ 125	$ 2	$ 13	$ 39	$ 4
Total investment income	125	2	13	39	4
Expenses:
Mortality and expense risk and
other charges	43	1	2	33	11
Total expenses	43	1	2	33	11
Net investment income (loss)	82	1	11	6	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	221	9	(6)	33	91
Capital gains distributions	71	-	3	967	32

Total realized gain (loss) on investments
and capital gains distributions	292	9	(3)	1,000	123
Net unrealized appreciation
(depreciation) of investments	558	8	10	(585)	125
Net increase (decrease) in net assets
resulting from operations	$ 932	$ 18	$ 18	$ 421	$ 241

The accompanying notes are an integral part of these financial statements. 73

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Operations For the year ended December 31, 2006 (Dollars in thousands)

Wanger U.S.
Smaller
Companies

Net investment income (loss)
Income:
Dividends	$ 2
Total investment income	2
Expenses:
Mortality and expense risk and
other charges	6
Total expenses	6
Net investment income (loss)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	22
Capital gains distributions	31
Total realized gain (loss) on investments
and capital gains distributions	53
Net unrealized appreciation
(depreciation) of investments	(5)
Net increase (decrease) in net assets
resulting from operations	$ 44

The accompanying notes are an integral part of these financial statements.

74

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	AIM V.I. Capital		AIM V.I.
	Appreciation	AIM V.I. Core	Government	AIM V.I.
	Fund - Series I	Equity Fund -	Securities Fund -	Growth Fund -
	Shares	Series I Shares	Series I Shares	Series I Shares

Net assets at January 1, 2005	$ 15,172	$ 31,830	$ 14,556	$ 16,959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(130)	(264)	240	(142)
Total realized gain (loss) on investments
and capital gains distributions	1,939	4,004	(66)	1,461
Net unrealized appreciation (depreciation) of investments	(1,468)	(3,448)	(121)	(1,098)

Net increase (decrease) in net assets from operations	341	292	53	221
Changes from principal transactions:
Total unit transactions	(15,065)	(31,229)	(1,932)	(16,747)

Increase (decrease) in assets derived from principal
transactions	(15,065)	(31,229)	(1,932)	(16,747)

Total increase (decrease)	(14,724)	(30,937)	(1,879)	(16,526)

Net assets at December 31, 2005	448	893	12,677	433

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(3)	(51)	(1)
Total realized gain (loss) on investments
and capital gains distributions	32	41	(529)	85
Net unrealized appreciation (depreciation) of investments	-	147	509	(54)

Net increase (decrease) in net assets from operations	26	185	(71)	30
Changes from principal transactions:
Total unit transactions	603	545	(12,606)	(463)

Increase (decrease) in assets derived from principal
transactions	603	545	(12,606)	(463)

Total increase (decrease)	629	730	(12,677)	(433)

Net assets at December 31, 2006	$ 1,077	$ 1,623	$ -	$ -

The accompanying notes are an integral part of these financial statements. 75

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	AIM V.I.		American
	Premier Equity	American	Century VP	Calvert Social
	Fund - Series I	Century VP	International	Balanced
	Shares	Balanced Fund	Fund	Portfolio

Net assets at January 1, 2005	$ 36,351	$ 1,096	$ 1,196	$ 2,229

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	5	(3)	12
Total realized gain (loss) on investments
and capital gains distributions	200	35	21	39
Net unrealized appreciation (depreciation) of investments	298	(9)	104	43

Net increase (decrease) in net assets from operations	199	31	122	94
Changes from principal transactions:
Total unit transactions	(36,028)	(240)	(150)	(133)

Increase (decrease) in assets derived from principal
transactions	(36,028)	(240)	(150)	(133)

Total increase (decrease)	(35,829)	(209)	(28)	(39)

Net assets at December 31, 2005	522	887	1,168	2,190

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	10	14	19
Total realized gain (loss) on investments
and capital gains distributions	57	139	395	95
Net unrealized appreciation (depreciation) of investments	(34)	(131)	(250)	26

Net increase (decrease) in net assets from operations	27	18	159	140
Changes from principal transactions:
Total unit transactions	(549)	(905)	(1,327)	(229)

Increase (decrease) in assets derived from principal
transactions	(549)	(905)	(1,327)	(229)

Total increase (decrease)	(522)	(887)	(1,168)	(89)

Net assets at December 31, 2006	$ -	$ -	$ -	$ 2,101

The accompanying notes are an integral part of these financial statements. 76

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				Federated Fund
	Federated	Federated		for U.S.
	American	Capital Income Federated Equity		Government
	Leaders Fund II	Fund II	Income Fund II	Securities II

Net assets at January 1, 2005	$ 42,192	$ 5,170	$ 9,093	$ 6,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87	186	71	163
Total realized gain (loss) on investments
and capital gains distributions	354	(783)	(223)	12
Net unrealized appreciation (depreciation) of investments	600	789	259	(145)

Net increase (decrease) in net assets from operations	1,041	192	107	30
Changes from principal transactions:
Total unit transactions	(14,262)	(1,995)	(2,492)	(2,350)

Increase (decrease) in assets derived from principal
transactions	(14,262)	(1,995)	(2,492)	(2,350)

Total increase (decrease)	(13,221)	(1,803)	(2,385)	(2,320)

Net assets at December 31, 2005	28,971	3,367	6,708	4,124

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47	147	57	117
Total realized gain (loss) on investments
and capital gains distributions	3,560	(60)	(294)	(132)
Net unrealized appreciation (depreciation) of investments	(109)	318	1,444	67

Net increase (decrease) in net assets from operations	3,498	405	1,207	52
Changes from principal transactions:
Total unit transactions	(7,686)	(733)	(1,719)	(1,791)

Increase (decrease) in assets derived from principal
transactions	(7,686)	(733)	(1,719)	(1,791)

Total increase (decrease)	(4,188)	(328)	(512)	(1,739)

Net assets at December 31, 2006	$ 24,783	$ 3,039	$ 6,196	$ 2,385

The accompanying notes are an integral part of these financial statements. 77

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			Federated Mid
	Federated High	Federated	Cap Growth
	Income Bond	International	Strategies Fund	Federated Prime
	Fund II	Equity Fund II	II	Money Fund II

Net assets at January 1, 2005	$ 11,845	$ 5,865	$ 10,473	$ 3,326

Increase (decrease) in net assets
Operations:
Net investment income (loss)	752	(68)	(131)	32
Total realized gain (loss) on investments
and capital gains distributions	273	(2,291)	(1,600)	-
Net unrealized appreciation (depreciation) of investments	(942)	2,639	2,668	-

Net increase (decrease) in net assets from operations	83	280	937	32
Changes from principal transactions:
Total unit transactions	(4,491)	(1,827)	(2,892)	(858)

Increase (decrease) in assets derived from principal
transactions	(4,491)	(1,827)	(2,892)	(858)

Total increase (decrease)	(4,408)	(1,547)	(1,955)	(826)

Net assets at December 31, 2005	7,437	4,318	8,518	2,500

Increase (decrease) in net assets
Operations:
Net investment income (loss)	506	(49)	(105)	68
Total realized gain (loss) on investments
and capital gains distributions	66	(632)	(793)	-
Net unrealized appreciation (depreciation) of investments	23	1,325	1,366	-

Net increase (decrease) in net assets from operations	595	644	468	68
Changes from principal transactions:
Total unit transactions	(1,509)	(1,117)	(2,553)	(466)

Increase (decrease) in assets derived from principal
transactions	(1,509)	(1,117)	(2,553)	(466)

Total increase (decrease)	(914)	(473)	(2,085)	(398)

Net assets at December 31, 2006	$ 6,523	$ 3,845	$ 6,433	$ 2,102

The accompanying notes are an integral part of these financial statements. 78

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Equity-Income	Fidelity® VIP	High Income	Overseas
	Portfolio - Initial	Growth Portfolio	Portfolio - Initial	Portfolio - Initial
	Class	- Initial Class	Class	Class

Net assets at January 1, 2005	$ 218,459	$ 109,798	$ 47,964	$ 15,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	904	(692)	5,872	(71)
Total realized gain (loss) on investments
and capital gains distributions	10,794	(492)	1,573	1,073
Net unrealized appreciation (depreciation) of investments	(3,347)	4,763	(7,010)	1,281

Net increase (decrease) in net assets from operations	8,351	3,579	435	2,283
Changes from principal transactions:
Total unit transactions	(35,010)	(23,336)	(8,618)	(2,893)

Increase (decrease) in assets derived from principal
transactions	(35,010)	(23,336)	(8,618)	(2,893)

Total increase (decrease)	(26,659)	(19,757)	(8,183)	(610)

Net assets at December 31, 2005	191,800	90,041	39,781	15,059

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,844	(112)	(119)	32
Total realized gain (loss) on investments
and capital gains distributions	27,899	9,458	(990)	3,786
Net unrealized appreciation (depreciation) of investments	133	(5,400)	2,187	(1,661)

Net increase (decrease) in net assets from operations	31,876	3,946	1,078	2,157
Changes from principal transactions:
Total unit transactions	(35,930)	(79,773)	(40,636)	(8,693)

Increase (decrease) in assets derived from principal
transactions	(35,930)	(79,773)	(40,636)	(8,693)

Total increase (decrease)	(4,054)	(75,827)	(39,558)	(6,536)

Net assets at December 31, 2006	$ 187,746	$ 14,214	$ 223	$ 8,523

The accompanying notes are an integral part of these financial statements. 79

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP	Investment
	Asset ManagerSM	Contrafund®	Index 500	Grade Bond
	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial	Portfolio - Initial
	Class	Class	Class	Class

Net assets at January 1, 2005	$ 11,587	$ 243,399	$ 70,298	$ 1,958

Increase (decrease) in net assets
Operations:
Net investment income (loss)	152	(2,434)	329	45
Total realized gain (loss) on investments
and capital gains distributions	168	6,136	1,251	44
Net unrealized appreciation (depreciation) of investments	(107)	34,607	216	(74)

Net increase (decrease) in net assets from operations	213	38,309	1,796	15
Changes from principal transactions:
Total unit transactions	(2,682)	4,488	(15,649)	(214)

Increase (decrease) in assets derived from principal
transactions	(2,682)	4,488	(15,649)	(214)

Total increase (decrease)	(2,469)	42,797	(13,853)	(199)

Net assets at December 31, 2005	9,118	286,196	56,445	1,759

Increase (decrease) in net assets
Operations:
Net investment income (loss)	198	120	244	47
Total realized gain (loss) on investments
and capital gains distributions	964	42,352	2,160	(1)
Net unrealized appreciation (depreciation) of investments	(842)	(15,437)	4,344	(5)

Net increase (decrease) in net assets from operations	320	27,035	6,748	41
Changes from principal transactions:
Total unit transactions	(9,438)	(45,788)	(13,550)	(590)

Increase (decrease) in assets derived from principal
transactions	(9,438)	(45,788)	(13,550)	(590)

Total increase (decrease)	(9,118)	(18,753)	(6,802)	(549)

Net assets at December 31, 2006	$ -	$ 267,443	$ 49,643	$ 1,210

The accompanying notes are an integral part of these financial statements. 80

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

Franklin Small
	Cap Value	Mutual Shares
	Securities Fund -	Securities Fund -	ING GET Fund -	ING GET Fund -
	Class 2	Class 2	Series L	Series M

Net assets at January 1, 2005	$ 4,384	$ -	$ 51,909	$ 76,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	-	834	1,817
Total realized gain (loss) on investments
and capital gains distributions	241	-	(252)	(302)
Net unrealized appreciation (depreciation) of investments	18	-	(424)	(1,385)

Net increase (decrease) in net assets from operations	249	-	158	130
Changes from principal transactions:
Total unit transactions	(172)	-	(12,006)	(16,275)

Increase (decrease) in assets derived from principal
transactions	(172)	-	(12,006)	(16,275)

Total increase (decrease)	77	-	(11,848)	(16,145)

Net assets at December 31, 2005	4,461	-	40,061	60,670

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(12)	1,626	2,079
Total realized gain (loss) on investments
and capital gains distributions	371	7	(2,531)	(3,109)
Net unrealized appreciation (depreciation) of investments	342	267	1,041	1,504
Net increase (decrease) in net assets from operations	701	262	136	474
Changes from principal transactions:
Total unit transactions	(193)	3,492	(40,197)	(61,144)

Increase (decrease) in assets derived from principal
transactions	(193)	3,492	(40,197)	(61,144)

Total increase (decrease)	508	3,754	(40,061)	(60,670)

Net assets at December 31, 2006	$ 4,969	$ 3,754	$ -	$ -

The accompanying notes are an integral part of these financial statements. 81

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET Fund -	ING GET Fund -	ING GET Fund -	ING GET Fund -
	Series N	Series P	Series Q	Series R

Net assets at January 1, 2005	$ 63,310	$ 47,889	$ 37,872	$ 33,352

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,027	743	682	430
Total realized gain (loss) on investments
and capital gains distributions	(389)	(112)	140	965
Net unrealized appreciation (depreciation) of investments	(650)	(968)	(990)	(1,525)

Net increase (decrease) in net assets from operations	(12)	(337)	(168)	(130)
Changes from principal transactions:
Total unit transactions	(13,579)	(11,709)	(5,756)	(7,643)

Increase (decrease) in assets derived from principal
transactions	(13,579)	(11,709)	(5,756)	(7,643)

Total increase (decrease)	(13,591)	(12,046)	(5,924)	(7,773)

Net assets at December 31, 2005	49,719	35,843	31,948	25,579

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,223	1,564	584	348
Total realized gain (loss) on investments
and capital gains distributions	(2,539)	(1,423)	131	635
Net unrealized appreciation (depreciation) of investments	1,261	580	228	68
Net increase (decrease) in net assets from operations	945	721	943	1,051
Changes from principal transactions:
Total unit transactions	(50,664)	(36,564)	(7,152)	(4,829)

Increase (decrease) in assets derived from principal
transactions	(50,664)	(36,564)	(7,152)	(4,829)

Total increase (decrease)	(49,719)	(35,843)	(6,206)	(3,778)

Net assets at December 31, 2006	$ -	$ -	$ 25,742	$ 21,801

The accompanying notes are an integral part of these financial statements. 82

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET Fund -	ING GET Fund -	ING GET Fund -	ING GET Fund -
	Series S	Series T	Series U	Series V

Net assets at January 1, 2005	$ 36,434	$ 28,261	$ 27,273	$ 55,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	189	167	54	(36)
Total realized gain (loss) on investments
and capital gains distributions	1,074	933	1,332	(158)
Net unrealized appreciation (depreciation) of investments	(1,331)	(1,242)	(1,570)	(445)

Net increase (decrease) in net assets from operations	(68)	(142)	(184)	(639)
Changes from principal transactions:
Total unit transactions	(4,990)	(4,057)	(3,581)	(10,791)

Increase (decrease) in assets derived from principal
transactions	(4,990)	(4,057)	(3,581)	(10,791)

Total increase (decrease)	(5,058)	(4,199)	(3,765)	(11,430)

Net assets at December 31, 2005	31,376	24,062	23,508	44,051

Increase (decrease) in net assets
Operations:
Net investment income (loss)	304	227	130	118
Total realized gain (loss) on investments
and capital gains distributions	390	441	213	(200)
Net unrealized appreciation (depreciation) of investments	638	285	713	799
Net increase (decrease) in net assets from operations	1,332	953	1,056	717
Changes from principal transactions:
Total unit transactions	(8,321)	(4,281)	(4,927)	(14,052)

Increase (decrease) in assets derived from principal
transactions	(8,321)	(4,281)	(4,927)	(14,052)

Total increase (decrease)	(6,989)	(3,328)	(3,871)	(13,335)

Net assets at December 31, 2006	$ 24,387	$ 20,734	$ 19,637	$ 30,716

The accompanying notes are an integral part of these financial statements. 83

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

ING
	AllianceBernstein			ING American
	Mid Cap Growth	ING American	ING American	Funds
	Portfolio - Service	Funds Growth	Funds Growth-	International
	Class	Portfolio	Income Portfolio	Portfolio

Net assets at January 1, 2005	$ -	$ 1,774	$ 2,347	$ 9,074

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(147)	(122)	(127)
Total realized gain (loss) on investments
and capital gains distributions	1	35	21	266
Net unrealized appreciation (depreciation) of investments	(4)	2,206	1,081	3,874
Net increase (decrease) in net assets from operations	(3)	2,094	980	4,013
Changes from principal transactions:
Total unit transactions	204	16,567	18,823	14,662
Increase (decrease) in assets derived from principal
transactions	204	16,567	18,823	14,662
Total increase (decrease)	201	18,661	19,803	18,675
Net assets at December 31, 2005	201	20,435	22,150	27,749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(297)	(148)	(152)
Total realized gain (loss) on investments
and capital gains distributions	(56)	592	456	3,294
Net unrealized appreciation (depreciation) of investments	(52)	1,963	3,042	1,369
Net increase (decrease) in net assets from operations	(114)	2,258	3,350	4,511
Changes from principal transactions:
Total unit transactions	490	9,276	5,244	(1,282)

Increase (decrease) in assets derived from principal
transactions	490	9,276	5,244	(1,282)

Total increase (decrease)	376	11,534	8,594	3,229
Net assets at December 31, 2006	$ 577	$ 31,969	$ 30,744	$ 30,978

The accompanying notes are an integral part of these financial statements. 84

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING FMRSM
	ING BlackRock	ING Evergreen	ING Evergreen	Diversified Mid
	Large Cap	Health Sciences	Omega Portfolio	Cap Portfolio -
	Growth Portfolio	Portfolio -	- Institutional	Institutional
	- Service Class	Service Class	Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(1)	(59)	-
Total realized gain (loss) on investments
and capital gains distributions	-	19	16	-
Net unrealized appreciation (depreciation) of investments	110	1	487	-

Net increase (decrease) in net assets from operations	104	19	444	-
Changes from principal transactions:
Total unit transactions	1,596	486	17,010	-

Increase (decrease) in assets derived from principal
transactions	1,596	486	17,010	-

Total increase (decrease)	1,700	505	17,454	-

Net assets at December 31, 2005	1,700	505	17,454	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(4)	(211)	(261)
Total realized gain (loss) on investments
and capital gains distributions	153	16	179	2,204
Net unrealized appreciation (depreciation) of investments	(45)	35	664	(2,483)

Net increase (decrease) in net assets from operations	86	47	632	(540)
Changes from principal transactions:
Total unit transactions	(160)	10	(3,687)	29,483

Increase (decrease) in assets derived from principal
transactions	(160)	10	(3,687)	29,483

Total increase (decrease)	(74)	57	(3,055)	28,943

Net assets at December 31, 2006	$ 1,626	$ 562	$ 14,399	$ 28,943

The accompanying notes are an integral part of these financial statements. 85

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING FMRSM
	ING FMRSM	Large Cap	ING FMRSM Mid
	Diversified Mid	Growth Portfolio	Cap Growth	ING Franklin
	Cap Portfolio -	- Institutional	Portfolio -	Income Portfolio
	Service Class	Class	Service Class	- Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(47)	-	-
Total realized gain (loss) on investments
and capital gains distributions	4	74	-	-
Net unrealized appreciation (depreciation) of investments	22	607	-	-

Net increase (decrease) in net assets from operations	25	634	-	-
Changes from principal transactions:
Total unit transactions	331	24,440	-	-

Increase (decrease) in assets derived from principal
transactions	331	24,440	-	-

Total increase (decrease)	356	25,074	-	-

Net assets at December 31, 2005	356	25,074	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	(819)	(1)	(20)
Total realized gain (loss) on investments
and capital gains distributions	162	(138)	(1)	22
Net unrealized appreciation (depreciation) of investments	(124)	(91)	5	225

Net increase (decrease) in net assets from operations	25	(1,048)	3	227
Changes from principal transactions:
Total unit transactions	1,263	54,190	106	4,089
Increase (decrease) in assets derived from principal
transactions	1,263	54,190	106	4,089
Total increase (decrease)	1,288	53,142	109	4,316
Net assets at December 31, 2006	$ 1,644	$ 78,216	$ 109	$ 4,316

The accompanying notes are an integral part of these financial statements. 86

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			ING JPMorgan
			Emerging	ING JPMorgan
		ING Global	Markets Equity	Emerging
	ING Global Real	Resources	Portfolio -	Markets Equity
	Estate Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(5)
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	48
Net unrealized appreciation (depreciation) of investments	-	-	26	207

Net increase (decrease) in net assets from operations	-	-	25	250
Changes from principal transactions:
Total unit transactions	-	-	1,185	2,370

Increase (decrease) in assets derived from principal
transactions	-	-	1,185	2,370

Total increase (decrease)	-	-	1,210	2,620

Net assets at December 31, 2005	-	-	1,210	2,620

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	(6)	(21)	(15)
Total realized gain (loss) on investments
and capital gains distributions	33	(13)	126	470
Net unrealized appreciation (depreciation) of investments	209	79	722	830
Net increase (decrease) in net assets from operations	270	60	827	1,285
Changes from principal transactions:
Total unit transactions	1,747	1,550	2,450	2,420
Increase (decrease) in assets derived from principal
transactions	1,747	1,550	2,450	2,420
Total increase (decrease)	2,017	1,610	3,277	3,705
Net assets at December 31, 2006	$ 2,017	$ 1,610	$ 4,487	$ 6,325

The accompanying notes are an integral part of these financial statements. 87

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			ING JPMorgan
	ING JPMorgan		Value	ING JPMorgan
	Small Cap Core	ING JPMorgan	Opportunities	Value
	Equity Portfolio	Small Cap Core	Portfolio -	Opportunities
	- Institutional	Equity Portfolio	Institutional	Portfolio -
	Class	- Service Class	Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(45)	-	(176)	(13)
Total realized gain (loss) on investments
and capital gains distributions	387	-	38	-
Net unrealized appreciation (depreciation) of investments	(14)	1	1,087	73

Net increase (decrease) in net assets from operations	328	1	949	60
Changes from principal transactions:
Total unit transactions	8,843	15	44,108	3,137
Increase (decrease) in assets derived from principal
transactions	8,843	15	44,108	3,137
Total increase (decrease)	9,171	16	45,057	3,197
Net assets at December 31, 2005	9,171	16	45,057	3,197

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(98)	(3)	(223)	(34)
Total realized gain (loss) on investments
and capital gains distributions	484	26	1,536	98
Net unrealized appreciation (depreciation) of investments	706	5	5,950	487
Net increase (decrease) in net assets from operations	1,092	28	7,263	551
Changes from principal transactions:
Total unit transactions	(3,362)	314	(11,007)	(205)

Increase (decrease) in assets derived from principal
transactions	(3,362)	314	(11,007)	(205)

Total increase (decrease)	(2,270)	342	(3,744)	346

Net assets at December 31, 2006	$ 6,901	$ 358	$ 41,313	$ 3,543

The accompanying notes are an integral part of these financial statements. 88

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING Legg Mason		ING LifeStyle
	ING Julius Baer	Value Portfolio -	ING Legg Mason	Aggressive
	Foreign Portfolio	Institutional	Value Portfolio -	Growth Portfolio
	- Service Class	Class	Service Class	- Service Class

Net assets at January 1, 2005	$ 242	$ 882	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8)	(160)	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	193	86	-	4
Net unrealized appreciation (depreciation) of investments	40	2,809	27	7
Net increase (decrease) in net assets from operations	225	2,735	26	10
Changes from principal transactions:
Total unit transactions	1,724	34,188	705	522
Increase (decrease) in assets derived from principal
transactions	1,724	34,188	705	522
Total increase (decrease)	1,949	36,923	731	532
Net assets at December 31, 2005	2,191	37,805	731	532

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(75)	(430)	(5)	(11)
Total realized gain (loss) on investments
and capital gains distributions	363	649	28	47
Net unrealized appreciation (depreciation) of investments	1,725	1,214	12	107
Net increase (decrease) in net assets from operations	2,013	1,433	35	143
Changes from principal transactions:
Total unit transactions	9,677	(7,242)	(195)	564

Increase (decrease) in assets derived from principal
transactions	9,677	(7,242)	(195)	564

Total increase (decrease)	11,690	(5,809)	(160)	707

Net assets at December 31, 2006	$ 13,881	$ 31,996	$ 571	$ 1,239

The accompanying notes are an integral part of these financial statements. 89

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING Lord Abbett
		ING LifeStyle	ING LifeStyle	Affiliated
	ING LifeStyle	Moderate	Moderate	Portfolio -
	Growth Portfolio	Growth Portfolio	Portfolio -	Institutional
	- Service Class	- Service Class	Service Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(6)	(10)	-
Total realized gain (loss) on investments
and capital gains distributions	4	2	3	-
Net unrealized appreciation (depreciation) of investments	55	72	78	-

Net increase (decrease) in net assets from operations	53	68	71	-
Changes from principal transactions:
Total unit transactions	2,249	3,369	3,861	-

Increase (decrease) in assets derived from principal
transactions	2,249	3,369	3,861	-

Total increase (decrease)	2,302	3,437	3,932	-

Net assets at December 31, 2005	2,302	3,437	3,932	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(50)	(38)	(23)	-
Total realized gain (loss) on investments
and capital gains distributions	197	263	222	(6)
Net unrealized appreciation (depreciation) of investments	610	862	579	1
Net increase (decrease) in net assets from operations	757	1,087	778	(5)
Changes from principal transactions:
Total unit transactions	5,726	9,291	5,707	50
Increase (decrease) in assets derived from principal
transactions	5,726	9,291	5,707	50
Total increase (decrease)	6,483	10,378	6,485	45
Net assets at December 31, 2006	$ 8,785	$ 13,815	$ 10,417	$ 45

The accompanying notes are an integral part of these financial statements. 90

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING Marsico
	ING Lord			International
	Abbett Affiliated	ING MarketPro	ING Marsico	Opportunities
	Portfolio -	Portfolio -	Growth Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(17)
Total realized gain (loss) on investments
and capital gains distributions	-	-	(3)	129
Net unrealized appreciation (depreciation) of investments	-	-	4	703

Net increase (decrease) in net assets from operations	-	-	-	815
Changes from principal transactions:
Total unit transactions	-	-	210	7,595

Increase (decrease) in assets derived from principal
transactions	-	-	210	7,595

Total increase (decrease)	-	-	210	8,410

Net assets at December 31, 2005	-	-	210	8,410

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	-	(5)	(142)
Total realized gain (loss) on investments
and capital gains distributions	12	-	3	766
Net unrealized appreciation (depreciation) of investments	46	1	45	1,505
Net increase (decrease) in net assets from operations	56	1	43	2,129
Changes from principal transactions:
Total unit transactions	1,015	19	665	3,079
Increase (decrease) in assets derived from principal
transactions	1,015	19	665	3,079
Total increase (decrease)	1,071	20	708	5,208
Net assets at December 31, 2006	$ 1,071	$ 20	$ 918	$ 13,618

The accompanying notes are an integral part of these financial statements. 91

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				ING
				Oppenheimer
	ING MFS Total			Main Street
	Return Portfolio	ING MFS Total	ING MFS	Portfolio® -
	- Institutional	Return Portfolio	Utilities Portfolio	Institutional
	Class	- Service Class	- Service Class	Class

Net assets at January 1, 2005	$ -	$ 1,922	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(407)	34	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	(29)	116	27	17
Net unrealized appreciation (depreciation) of investments	1,815	(101)	(5)	47

Net increase (decrease) in net assets from operations	1,379	49	24	63
Changes from principal transactions:
Total unit transactions	143,703	403	445	1,526
Increase (decrease) in assets derived from principal
transactions	143,703	403	445	1,526
Total increase (decrease)	145,082	452	469	1,589
Net assets at December 31, 2005	145,082	2,374	469	1,589

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,780	30	(5)	1
Total realized gain (loss) on investments
and capital gains distributions	6,590	93	36	81
Net unrealized appreciation (depreciation) of investments	4,996	63	170	236
Net increase (decrease) in net assets from operations	13,366	186	201	318
Changes from principal transactions:
Total unit transactions	(34,843)	(902)	531	1,185

Increase (decrease) in assets derived from principal
transactions	(34,843)	(902)	531	1,185

Total increase (decrease)	(21,477)	(716)	732	1,503

Net assets at December 31, 2006	$ 123,605	$ 1,658	$ 1,201	$ 3,092

The accompanying notes are an integral part of these financial statements. 92

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING			ING Pioneer
	Oppenheimer	ING PIMCO	ING Pioneer	Mid Cap Value
	Main Street	High Yield	Fund Portfolio -	Portfolio -
	Portfolio® -	Portfolio -	Institutional	Institutional
	Service Class	Service Class	Class	Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	54	26	-
Total realized gain (loss) on investments
and capital gains distributions	-	(3)	15	-
Net unrealized appreciation (depreciation) of investments	1	(21)	784	-

Net increase (decrease) in net assets from operations	1	30	825	-
Changes from principal transactions:
Total unit transactions	26	2,957	26,430	-

Increase (decrease) in assets derived from principal
transactions	26	2,957	26,430	-

Total increase (decrease)	27	2,987	27,255	-

Net assets at December 31, 2005	27	2,987	27,255	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	182	(348)	-
Total realized gain (loss) on investments
and capital gains distributions	1	13	641	-
Net unrealized appreciation (depreciation) of investments	6	59	3,545	-

Net increase (decrease) in net assets from operations	7	254	3,838	-
Changes from principal transactions:
Total unit transactions	134	677	(4,777)	36
Increase (decrease) in assets derived from principal
transactions	134	677	(4,777)	36

Total increase (decrease)	141	931	(939)	36
Net assets at December 31, 2006	$ 168	$ 3,918	$ 26,316	$ 36

The accompanying notes are an integral part of these financial statements. 93

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Equity	ING Templeton
	Mid Cap Value	Appreciation	Income	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ 2,335	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(1)	18	-
Total realized gain (loss) on investments
and capital gains distributions	-	1	293	-
Net unrealized appreciation (depreciation) of investments	-	22	(133)	-

Net increase (decrease) in net assets from operations	-	22	178	-
Changes from principal transactions:
Total unit transactions	-	856	2,262	-

Increase (decrease) in assets derived from principal
transactions	-	856	2,262	-

Total increase (decrease)	-	878	2,440	-

Net assets at December 31, 2005	-	878	4,775	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	13	22	(1)
Total realized gain (loss) on investments
and capital gains distributions	(1)	238	340	2
Net unrealized appreciation (depreciation) of investments	17	214	530	40
Net increase (decrease) in net assets from operations	15	465	892	41
Changes from principal transactions:
Total unit transactions	329	4,461	683	651
Increase (decrease) in assets derived from principal
transactions	329	4,461	683	651
Total increase (decrease)	344	4,926	1,575	692
Net assets at December 31, 2006	$ 344	$ 5,804	$ 6,350	$ 692

The accompanying notes are an integral part of these financial statements. 94

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING Van		ING VP Index
		Kampen		Plus
	ING UBS U.S.	Growth and	ING Van	International
	Allocation	Income	Kampen Real	Equity
	Portfolio -	Portfolio -	Estate Portfolio	Portfolio -
	Service Class	Service Class	- Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29)	(2)	-	-
Total realized gain (loss) on investments
and capital gains distributions	9	1	-	-
Net unrealized appreciation (depreciation) of investments	258	27	-	-

Net increase (decrease) in net assets from operations	238	26	-	-
Changes from principal transactions:
Total unit transactions	7,425	1,315	-	-

Increase (decrease) in assets derived from principal
transactions	7,425	1,315	-	-

Total increase (decrease)	7,663	1,341	-	-

Net assets at December 31, 2005	7,663	1,341	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	6	(1)	9
Total realized gain (loss) on investments
and capital gains distributions	160	157	13	131
Net unrealized appreciation (depreciation) of investments	518	33	56	609
Net increase (decrease) in net assets from operations	684	196	68	749
Changes from principal transactions:
Total unit transactions	(1,188)	(61)	1,011	8,927
Increase (decrease) in assets derived from principal
transactions	(1,188)	(61)	1,011	8,927
Total increase (decrease)	(504)	135	1,079	9,676
Net assets at December 31, 2006	$ 7,159	$ 1,476	$ 1,079	$ 9,676

The accompanying notes are an integral part of these financial statements. 95

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING Wells
	ING Wells	Fargo Small	ING American
	Fargo Mid Cap	Cap	Century Large	ING American
	Disciplined	Disciplined	Company Value Century Select
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ -	$ 387	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	(611)
Total realized gain (loss) on investments
and capital gains distributions	-	-	8	513
Net unrealized appreciation (depreciation) of investments	-	-	(13)	5,762

Net increase (decrease) in net assets from operations	-	-	(5)	5,664
Changes from principal transactions:
Total unit transactions	-	-	(252)	63,459

Increase (decrease) in assets derived from principal
transactions	-	-	(252)	63,459

Total increase (decrease)	-	-	(257)	69,123

Net assets at December 31, 2005	-	-	130	69,123

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	-	(2)	9
Total realized gain (loss) on investments
and capital gains distributions	-	13	19	571
Net unrealized appreciation (depreciation) of investments	12	8	10	(2,957)
Net increase (decrease) in net assets from operations	11	21	27	(2,377)
Changes from principal transactions:
Total unit transactions	214	353	30	(16,180)
Increase (decrease) in assets derived from principal
transactions	214	353	30	(16,180)
Total increase (decrease)	225	374	57	(18,557)
Net assets at December 31, 2006	$ 225	$ 374	$ 187	$ 50,566

The accompanying notes are an integral part of these financial statements. 96

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING American		ING Baron	ING Columbia
	Century Small-		Small Cap	Small Cap
	Mid Cap Value	ING Baron	Growth	Value II
	Portfolio -	Asset Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ 1,034	$ -	$ 2,941	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	-	(36)	-
Total realized gain (loss) on investments
and capital gains distributions	241	-	435	-
Net unrealized appreciation (depreciation) of investments	(130)	-	(155)	-

Net increase (decrease) in net assets from operations	102	-	244	-
Changes from principal transactions:
Total unit transactions	375	-	698	-

Increase (decrease) in assets derived from principal
transactions	375	-	698	-

Total increase (decrease)	477	-	942	-

Net assets at December 31, 2005	1,511	-	3,883	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	-	(49)	(20)
Total realized gain (loss) on investments
and capital gains distributions	35	-	309	45
Net unrealized appreciation (depreciation) of investments	187	-	492	257

Net increase (decrease) in net assets from operations	209	-	752	282
Changes from principal transactions:
Total unit transactions	(70)	7	2,426	3,012
Increase (decrease) in assets derived from principal
transactions	(70)	7	2,426	3,012
Total increase (decrease)	139	7	3,178	3,294
Net assets at December 31, 2006	$ 1,650	$ 7	$ 7,061	$ 3,294

The accompanying notes are an integral part of these financial statements. 97

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING	ING Goldman
	ING Davis	Fundamental	Sachs® Capital	ING JPMorgan
	Venture Value	Research	Growth	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2005	$ 1,483	$ 79	$ 315	$ 44,030

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	-	(2)	(185)
Total realized gain (loss) on investments
and capital gains distributions	56	6	4	2,934
Net unrealized appreciation (depreciation) of investments	(32)	(4)	3	945

Net increase (decrease) in net assets from operations	14	2	5	3,694
Changes from principal transactions:
Total unit transactions	(515)	(62)	59	(3,918)

Increase (decrease) in assets derived from principal
transactions	(515)	(62)	59	(3,918)

Total increase (decrease)	(501)	(60)	64	(224)

Net assets at December 31, 2005	982	19	379	43,806

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13)	-	(2)	(131)
Total realized gain (loss) on investments
and capital gains distributions	141	-	43	4,989
Net unrealized appreciation (depreciation) of investments	67	2	(16)	3,422

Net increase (decrease) in net assets from operations	195	2	25	8,280
Changes from principal transactions:
Total unit transactions	906	3	(122)	(6,725)

Increase (decrease) in assets derived from principal
transactions	906	3	(122)	(6,725)

Total increase (decrease)	1,101	5	(97)	1,555

Net assets at December 31, 2006	$ 2,083	$ 24	$ 282	$ 45,361

The accompanying notes are an integral part of these financial statements. 98

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING Legg	ING Lord
		Mason Partners	Abbett U.S.	ING Neuberger
	ING JPMorgan	Aggressive	Government	Berman
	Mid Cap Value	Growth	Securities	Partners
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Initial Class

Net assets at January 1, 2005	$ 2,215	$ 53,255	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(625)	-	-
Total realized gain (loss) on investments
and capital gains distributions	365	780	-	-
Net unrealized appreciation (depreciation) of investments	(253)	4,222	-	-

Net increase (decrease) in net assets from operations	102	4,377	-	-
Changes from principal transactions:
Total unit transactions	(216)	(9,275)	-	-

Increase (decrease) in assets derived from principal
transactions	(216)	(9,275)	-	-

Total increase (decrease)	(114)	(4,898)	-	-

Net assets at December 31, 2005	2,101	48,357	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(22)	(586)	408	(454)
Total realized gain (loss) on investments
and capital gains distributions	95	2,183	81	(392)
Net unrealized appreciation (depreciation) of investments	288	2,274	(8)	2,399

Net increase (decrease) in net assets from operations	361	3,871	481	1,553
Changes from principal transactions:
Total unit transactions	304	(9,719)	11,068	47,700

Increase (decrease) in assets derived from principal
transactions	304	(9,719)	11,068	47,700

Total increase (decrease)	665	(5,848)	11,549	49,253

Net assets at December 31, 2006	$ 2,766	$ 42,509	$ 11,549	$ 49,253

The accompanying notes are an integral part of these financial statements. 99

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING
	ING Neuberger	Neuberger		ING
	Berman	Berman	ING OpCap	Oppenheimer
	Partners	Regency	Balanced Value	Global
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ -	$ 2,126	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(11)	32
Total realized gain (loss) on investments
and capital gains distributions	-	-	100	5,423
Net unrealized appreciation (depreciation) of investments	-	-	(75)	27,620

Net increase (decrease) in net assets from operations	-	-	14	33,075
Changes from principal transactions:
Total unit transactions	-	-	(696)	160,487

Increase (decrease) in assets derived from principal
transactions	-	-	(696)	160,487

Total increase (decrease)	-	-	(682)	193,562

Net assets at December 31, 2005	-	-	1,444	193,562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(1)	(2,210)
Total realized gain (loss) on investments
and capital gains distributions	2	5	42	8,172
Net unrealized appreciation (depreciation) of investments	-	29	70	22,931

Net increase (decrease) in net assets from operations	2	34	111	28,893
Changes from principal transactions:
Total unit transactions	(2)	336	(369)	(32,175)
Increase (decrease) in assets derived from principal
transactions	(2)	336	(369)	(32,175)
Total increase (decrease)	-	370	(258)	(3,282)

Net assets at December 31, 2006	$ -	$ 370	$ 1,186	$ 190,280

The accompanying notes are an integral part of these financial statements. 100

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING	ING
	Oppenheimer	Oppenheimer
	Strategic	Strategic		ING PIMCO	ING Pioneer
	Income	Income		Total Return	High Yield
	Portfolio -	Portfolio -		Portfolio -	Portfolio -
	Initial Class	Service Class		Service Class	Initial Class

Net assets at January 1, 2005	$ -	$ -		$ 3,885	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,055		-	32	-
Total realized gain (loss) on investments
and capital gains distributions	70		-	62	-
Net unrealized appreciation (depreciation) of investments	(336)		-	(41)	-

Net increase (decrease) in net assets from operations	789		-	53	-
Changes from principal transactions:
Total unit transactions	74,727		-	1,755	-

Increase (decrease) in assets derived from principal
transactions	74,727		-	1,755	-

Total increase (decrease)	75,516		-	1,808	-

Net assets at December 31, 2005	75,516		-	5,693	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(648)		-	47	-
Total realized gain (loss) on investments
and capital gains distributions	498		-	4	-
Net unrealized appreciation (depreciation) of investments	5,038		-	133	-

Net increase (decrease) in net assets from operations	4,888		-	184	-
Changes from principal transactions:
Total unit transactions	(10,118)		1	844	21
Increase (decrease) in assets derived from principal
transactions	(10,118)		1	844	21
Total increase (decrease)	(5,230)		1	1,028	21
Net assets at December 31, 2006	$ 70,286	$ 1		$ 6,721	$ 21

The accompanying notes are an integral part of these financial statements. 101

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	-	-	-
Net unrealized appreciation (depreciation) of investments	2	-	-	-

Net increase (decrease) in net assets from operations	2	-	-	-
Changes from principal transactions:
Total unit transactions	66	125	3	3
Increase (decrease) in assets derived from principal
transactions	66	125	3	3
Total increase (decrease)	68	125	3	3
Net assets at December 31, 2005	68	125	3	3

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(3)	(3)	(1)
Total realized gain (loss) on investments
and capital gains distributions	3	4	-	-
Net unrealized appreciation (depreciation) of investments	73	61	38	21
Net increase (decrease) in net assets from operations	70	62	35	20
Changes from principal transactions:
Total unit transactions	821	666	415	249
Increase (decrease) in assets derived from principal
transactions	821	666	415	249
Total increase (decrease)	891	728	450	269
Net assets at December 31, 2006	$ 959	$ 853	$ 453	$ 272

The accompanying notes are an integral part of these financial statements. 102

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING T. Rowe
		Price
	ING Solution	Diversified Mid	ING T. Rowe	ING Templeton
	Income	Cap Growth	Price Growth	Foreign Equity
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -
	Service Class	Initial Class	- Initial Class	Service Class

Net assets at January 1, 2005	$ -	$ -	$ 73,921	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(719)	(533)	-
Total realized gain (loss) on investments
and capital gains distributions	-	2,184	1,806	-
Net unrealized appreciation (depreciation) of investments	3	11,953	1,604	-

Net increase (decrease) in net assets from operations	3	13,418	2,877	-
Changes from principal transactions:
Total unit transactions	135	77,412	(12,488)	-

Increase (decrease) in assets derived from principal
transactions	135	77,412	(12,488)	-

Total increase (decrease)	138	90,830	(9,611)	-

Net assets at December 31, 2005	138	90,830	64,310	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(1,033)	(630)	4
Total realized gain (loss) on investments
and capital gains distributions	-	5,012	2,712	(3)
Net unrealized appreciation (depreciation) of investments	23	1,987	4,582	35
Net increase (decrease) in net assets from operations	21	5,966	6,664	36
Changes from principal transactions:
Total unit transactions	249	(18,504)	(10,734)	679

Increase (decrease) in assets derived from principal
transactions	249	(18,504)	(10,734)	679

Total increase (decrease)	270	(12,538)	(4,070)	715

Net assets at December 31, 2006	$ 408	$ 78,292	$ 60,240	$ 715

The accompanying notes are an integral part of these financial statements. 103

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING UBS U.S.	ING UBS U.S.	ING Van
	ING	Large Cap	Small Cap	Kampen
	Thornburg	Equity	Growth	Comstock
	Value Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Initial Class	Initial Class	Service Class	Service Class

Net assets at January 1, 2005	$ 38,224	$ 43,678	$ -	$ 3,726

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(145)	(160)	-	(12)
Total realized gain (loss) on investments
and capital gains distributions	1,230	698	-	367
Net unrealized appreciation (depreciation) of investments	(1,171)	2,535	-	(284)

Net increase (decrease) in net assets from operations	(86)	3,073	-	71
Changes from principal transactions:
Total unit transactions	(7,536)	(6,483)	-	(573)

Increase (decrease) in assets derived from principal
transactions	(7,536)	(6,483)	-	(573)

Total increase (decrease)	(7,622)	(3,410)	-	(502)

Net assets at December 31, 2005	30,602	40,268	-	3,224

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(215)	(178)	-	(6)
Total realized gain (loss) on investments
and capital gains distributions	2,427	1,632	-	188
Net unrealized appreciation (depreciation) of investments	1,876	3,113	1	251
Net increase (decrease) in net assets from operations	4,088	4,567	1	433
Changes from principal transactions:
Total unit transactions	(5,771)	(7,853)	28	(409)
Increase (decrease) in assets derived from principal
transactions	(5,771)	(7,853)	28	(409)
Total increase (decrease)	(1,683)	(3,286)	29	24
Net assets at December 31, 2006	$ 28,919	$ 36,982	$ 29	$ 3,248

The accompanying notes are an integral part of these financial statements. 104

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

			ING VP	ING VP
	ING Van	ING Van	Strategic	Strategic
	Kampen Equity Kampen Equity		Allocation	Allocation
	and Income	and Income	Conservative	Growth
	Portfolio -	Portfolio -	Portfolio - Class	Portfolio - Class
	Initial Class	Service Class	I	I

Net assets at January 1, 2005	$ -	$ 137	$ 18,730	$ 15,631

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,076)	-	113	(3)
Total realized gain (loss) on investments
and capital gains distributions	868	8	260	489
Net unrealized appreciation (depreciation) of investments	11,617	(11)	40	218

Net increase (decrease) in net assets from operations	11,409	(3)	413	704
Changes from principal transactions:
Total unit transactions	134,886	(132)	(2,660)	(1,520)

Increase (decrease) in assets derived from principal
transactions	134,886	(132)	(2,660)	(1,520)

Total increase (decrease)	146,295	(135)	(2,247)	(816)

Net assets at December 31, 2005	146,295	2	16,483	14,815

Increase (decrease) in net assets
Operations:
Net investment income (loss)	980	-	212	19
Total realized gain (loss) on investments
and capital gains distributions	7,808	-	825	743
Net unrealized appreciation (depreciation) of investments	6,558	-	(41)	870

Net increase (decrease) in net assets from operations	15,346	-	996	1,632
Changes from principal transactions:
Total unit transactions	(19,266)	(2)	(3,364)	(1,328)

Increase (decrease) in assets derived from principal
transactions	(19,266)	(2)	(3,364)	(1,328)

Total increase (decrease)	(3,920)	(2)	(2,368)	304

Net assets at December 31, 2006	$ 142,375	$ -	$ 14,115	$ 15,119

The accompanying notes are an integral part of these financial statements. 105

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING VP
	Strategic	ING VP
	Allocation	Growth and
	Moderate	Income	ING GET U.S.	ING GET U.S.
	Portfolio - Class	Portfolio - Class	Core Portfolio -	Core Portfolio -
	I	I	Series 1	Series 2

Net assets at January 1, 2005	$ 20,822	$ 423,357	$ 23,042	$ 19,803

Increase (decrease) in net assets
Operations:
Net investment income (loss)	52	(309)	106	135
Net realized gain (loss) on investments
and capital gains distributions	443	(28,515)	954	479
Net unrealized appreciation (depreciation) of investments	232	54,414	(1,161)	(810)

Net increase (decrease) in net assets from operations	727	25,590	(101)	(196)
Changes from principal transactions:
Total unit transactions	(230)	(65,165)	(3,610)	(5,136)

Increase (decrease) in assets derived from principal
transactions	(230)	(65,165)	(3,610)	(5,136)

Total increase (decrease)	497	(39,575)	(3,711)	(5,332)

Net assets at December 31, 2005	21,319	383,782	19,331	14,471

Increase (decrease) in net assets
Operations:
Net investment income (loss)	125	214	89	114
Net realized gain (loss) on investments
and capital gains distributions	1,174	(4,005)	398	118
Net unrealized appreciation (depreciation) of investments	615	49,182	489	241
Net increase (decrease) in net assets from operations	1,914	45,391	976	473
Changes from principal transactions:
Total unit transactions	(2,975)	(56,582)	(3,729)	(5,925)

Increase (decrease) in assets derived from principal
transactions	(2,975)	(56,582)	(3,729)	(5,925)

Total increase (decrease)	(1,061)	(11,191)	(2,753)	(5,452)

Net assets at December 31, 2006	$ 20,258	$ 372,591	$ 16,578	$ 9,019

The accompanying notes are an integral part of these financial statements. 106

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 3	Series 4	Series 5	Series 6

Net assets at January 1, 2005	$ 54,614	$ 8,173	$ 4,428	$ 88,090

Increase (decrease) in net assets
Operations:
Net investment income (loss)	63	(12)	(30)	(1,036)
Net realized gain (loss) on investments
and capital gains distributions	50	128	92	302
Net unrealized appreciation (depreciation) of investments	(720)	(170)	(32)	1,282

Net increase (decrease) in net assets from operations	(607)	(54)	30	548
Changes from principal transactions:
Total unit transactions	(12,869)	(2,251)	(501)	(19,654)

Increase (decrease) in assets derived from principal
transactions	(12,869)	(2,251)	(501)	(19,654)

Total increase (decrease)	(13,476)	(2,305)	(471)	(19,106)

Net assets at December 31, 2005	41,138	5,868	3,957	68,984

Increase (decrease) in net assets
Operations:
Net investment income (loss)	240	44	8	468
Net realized gain (loss) on investments
and capital gains distributions	144	141	205	1,783
Net unrealized appreciation (depreciation) of investments	1,009	113	93	1,791
Net increase (decrease) in net assets from operations	1,393	298	306	4,042
Changes from principal transactions:
Total unit transactions	(14,289)	(1,051)	(981)	(30,503)

Increase (decrease) in assets derived from principal
transactions	(14,289)	(1,051)	(981)	(30,503)

Total increase (decrease)	(12,896)	(753)	(675)	(26,461)

Net assets at December 31, 2006	$ 28,242	$ 5,115	$ 3,282	$ 42,523

The accompanying notes are an integral part of these financial statements. 107

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 7	Series 8	Series 9	Series 10

Net assets at January 1, 2005	$ 57,015	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(769)	(452)	(215)	(93)
Net realized gain (loss) on investments
and capital gains distributions	(19)	91	(2)	9
Net unrealized appreciation (depreciation) of investments	904	709	131	24
Net increase (decrease) in net assets from operations	116	348	(86)	(60)
Changes from principal transactions:
Total unit transactions	(13,909)	31,939	23,388	21,758

Increase (decrease) in assets derived from principal
transactions	(13,909)	31,939	23,388	21,758

Total increase (decrease)	(13,793)	32,287	23,302	21,698

Net assets at December 31, 2005	43,222	32,287	23,302	21,698

Increase (decrease) in net assets
Operations:
Net investment income (loss)	238	46	(85)	(188)
Net realized gain (loss) on investments
and capital gains distributions	976	405	164	141
Net unrealized appreciation (depreciation) of investments	1,691	1,957	1,570	1,459
Net increase (decrease) in net assets from operations	2,905	2,408	1,649	1,412
Changes from principal transactions:
Total unit transactions	(17,109)	(6,639)	(4,916)	(5,109)

Increase (decrease) in assets derived from principal
transactions	(17,109)	(6,639)	(4,916)	(5,109)

Total increase (decrease)	(14,204)	(4,231)	(3,267)	(3,697)

Net assets at December 31, 2006	$ 29,018	$ 28,056	$ 20,035	$ 18,001

The accompanying notes are an integral part of these financial statements. 108

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio
	Series 11	Series 12	Series 13	- Series 14

Net assets at January 1, 2005	$ -	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(17)	-	-	-
Net realized gain (loss) on investments
and capital gains distributions	1	-	-	-
Net unrealized appreciation (depreciation) of investments	42	-	-	-

Net increase (decrease) in net assets from operations	26	-	-	-
Changes from principal transactions:
Total unit transactions	24,253	-	-	-

Increase (decrease) in assets derived from principal
transactions	24,253	-	-	-

Total increase (decrease)	24,279	-	-	-

Net assets at December 31, 2005	24,279	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(337)	(618)	(135)	-
Net realized gain (loss) on investments
and capital gains distributions	88	644	26	-
Net unrealized appreciation (depreciation) of investments	1,320	5,467	68	-

Net increase (decrease) in net assets from operations	1,071	5,493	(41)	-
Changes from principal transactions:
Total unit transactions	(6,453)	43,450	44,546	85
Increase (decrease) in assets derived from principal
transactions	(6,453)	43,450	44,546	85
Total increase (decrease)	(5,382)	48,943	44,505	85
Net assets at December 31, 2006	$ 18,897	$ 48,943	$ 44,505	$ 85

The accompanying notes are an integral part of these financial statements. 109

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

ING VP Global
	Science and	ING VP	ING VP Index	ING VP Index
	Technology	Growth	Plus LargeCap	Plus MidCap
	Portfolio - Class	Portfolio - Class	Portfolio - Class	Portfolio - Class
	I	I	I	I

Net assets at January 1, 2005	$ 10,373	$ 28,081	$ 182,362	$ 18,233

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(107)	(111)	51	(67)
Net realized gain (loss) on investments
and capital gains distributions	(281)	168	2,990	2,331
Net unrealized appreciation (depreciation) of investments	1,179	1,670	3,442	(578)

Net increase (decrease) in net assets from operations	791	1,727	6,483	1,686
Changes from principal transactions:
Total unit transactions	(657)	(6,097)	(27,531)	(1,617)

Increase (decrease) in assets derived from principal
transactions	(657)	(6,097)	(27,531)	(1,617)

Total increase (decrease)	134	(4,370)	(21,048)	69

Net assets at December 31, 2005	10,507	23,711	161,314	18,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(112)	(232)	(158)	(37)
Net realized gain (loss) on investments
and capital gains distributions	862	621	5,193	2,826
Net unrealized appreciation (depreciation) of investments	(191)	(166)	13,770	(1,340)

Net increase (decrease) in net assets from operations	559	223	18,805	1,449
Changes from principal transactions:
Total unit transactions	(2,927)	(5,180)	(27,759)	(3,037)

Increase (decrease) in assets derived from principal
transactions	(2,927)	(5,180)	(27,759)	(3,037)

Total increase (decrease)	(2,368)	(4,957)	(8,954)	(1,588)

Net assets at December 31, 2006	$ 8,139	$ 18,754	$ 152,360	$ 16,714

The accompanying notes are an integral part of these financial statements. 110

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING VP Index	ING VP	ING VP Small	ING VP Value
	Plus SmallCap	International	Company	Opportunity
	Portfolio - Class	Equity Portfolio	Portfolio - Class	Portfolio - Class
	I	- Class I	I	I

Net assets at January 1, 2005	$ 8,963	$ 13,340	$ 82,870	$ 16,285

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(49)	(40)	(795)	97
Net realized gain (loss) on investments
and capital gains distributions	1,054	784	8,435	17
Net unrealized appreciation (depreciation) of investments	(410)	1,432	(1,912)	613

Net increase (decrease) in net assets from operations	595	2,176	5,728	727
Changes from principal transactions:
Total unit transactions	359	1,570	(16,261)	(4,106)

Increase (decrease) in assets derived from principal
transactions	359	1,570	(16,261)	(4,106)

Total increase (decrease)	954	3,746	(10,533)	(3,379)

Net assets at December 31, 2005	9,917	17,086	72,337	12,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41)	65	(598)	27
Net realized gain (loss) on investments
and capital gains distributions	1,572	1,784	16,315	289
Net unrealized appreciation (depreciation) of investments	(393)	1,580	(5,581)	1,261

Net increase (decrease) in net assets from operations	1,138	3,429	10,136	1,577
Changes from principal transactions:
Total unit transactions	(2,328)	(2,320)	(14,467)	(2,962)

Increase (decrease) in assets derived from principal
transactions	(2,328)	(2,320)	(14,467)	(2,962)

Total increase (decrease)	(1,190)	1,109	(4,331)	(1,385)

Net assets at December 31, 2006	$ 8,727	$ 18,195	$ 68,006	$ 11,521

The accompanying notes are an integral part of these financial statements. 111

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		ING VP
	ING VP Value	Financial	ING VP High	ING VP
	Opportunity	Services	Yield Bond	International
	Portfolio -	Portfolio -	Portfolio -	Value Portfolio
	Class S	Class I	Class I	- Class I

Net assets at January 1, 2005	$ -	$ -	$ -	$ 2,980

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1	-	64
Net realized gain (loss) on investments
and capital gains distributions	-	2	-	486
Net unrealized appreciation (depreciation) of investments	(7)	5	-	(207)

Net increase (decrease) in net assets from operations	(8)	8	-	343
Changes from principal transactions:
Total unit transactions	1,444	118	-	644

Increase (decrease) in assets derived from principal
transactions	1,444	118	-	644

Total increase (decrease)	1,436	126	-	987

Net assets at December 31, 2005	1,436	126	-	3,967

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	1	1,392	77
Net realized gain (loss) on investments
and capital gains distributions	18	15	(90)	625
Net unrealized appreciation (depreciation) of investments	149	19	573	576
Net increase (decrease) in net assets from operations	171	35	1,875	1,278
Changes from principal transactions:
Total unit transactions	(415)	265	31,080	1,480
Increase (decrease) in assets derived from principal
transactions	(415)	265	31,080	1,480
Total increase (decrease)	(244)	300	32,955	2,758
Net assets at December 31, 2006	$ 1,192	$ 426	$ 32,955	$ 6,725

The accompanying notes are an integral part of these financial statements. 112

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

	ING VP	ING VP		ING VP
	MidCap	MidCap	ING VP Real	SmallCap
	Opportunities	Opportunities	Estate	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I

Net assets at January 1, 2005	$ 340	$ 10,784	$ 1,193	$ 970

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(141)	38	(2)
Net realized gain (loss) on investments
and capital gains distributions	9	566	149	(19)
Net unrealized appreciation (depreciation) of investments	24	479	79	(30)
Net increase (decrease) in net assets from operations	30	904	266	(51)
Changes from principal transactions:
Total unit transactions	9	(1,014)	901	(831)
Increase (decrease) in assets derived from principal
transactions	9	(1,014)	901	(831)
Total increase (decrease)	39	(110)	1,167	(882)
Net assets at December 31, 2005	379	10,674	2,360	88

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(126)	58	(3)
Net realized gain (loss) on investments
and capital gains distributions	54	954	543	25
Net unrealized appreciation (depreciation) of investments	(27)	(280)	479	11
Net increase (decrease) in net assets from operations	23	548	1,080	33
Changes from principal transactions:
Total unit transactions	9	(3,400)	1,643	120
Increase (decrease) in assets derived from principal
transactions	9	(3,400)	1,643	120
Total increase (decrease)	32	(2,852)	2,723	153
Net assets at December 31, 2006	$ 411	$ 7,822	$ 5,083	$ 241

The accompanying notes are an integral part of these financial statements. 113

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

ING VP
	SmallCap	ING VP	ING VP	ING VP Money
	Opportunities	Balanced	Intermediate	Market
	Portfolio - Class	Portfolio - Class	Bond Portfolio -	Portfolio - Class
	S	I	Class I	I

Net assets at January 1, 2005	$ 5,342	$ 189,559	$ 137,880	$ 192,781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(72)	2,082	3,369	(283)
Net realized gain (loss) on investments
and capital gains distributions	267	279	1,109	360
Net unrealized appreciation (depreciation) of investments	207	2,840	(1,961)	3,405

Net increase (decrease) in net assets from operations	402	5,201	2,517	3,482
Changes from principal transactions:
Total unit transactions	321	(20,295)	(9,814)	17,954

Increase (decrease) in assets derived from principal
transactions	321	(20,295)	(9,814)	17,954

Total increase (decrease)	723	(15,094)	(7,297)	21,436

Net assets at December 31, 2005	6,065	174,465	130,583	214,217

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(77)	2,027	3,175	3,475
Net realized gain (loss) on investments
and capital gains distributions	554	4,345	39	2,074
Net unrealized appreciation (depreciation) of investments	101	7,516	47	2,304
Net increase (decrease) in net assets from operations	578	13,888	3,261	7,853
Changes from principal transactions:
Total unit transactions	(1,420)	(22,364)	(18,141)	2,897

Increase (decrease) in assets derived from principal
transactions	(1,420)	(22,364)	(18,141)	2,897

Total increase (decrease)	(842)	(8,476)	(14,880)	10,750

Net assets at December 31, 2006	$ 5,223	$ 165,989	$ 115,703	$ 224,967

The accompanying notes are an integral part of these financial statements. 114

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

				Janus Aspen
		Janus Aspen	Janus Aspen	Series Large
		Series Balanced	Series Flexible	Cap Growth
	ING VP	Portfolio -	Bond Portfolio -	Portfolio -
	Natural	Institutional	Institutional	Institutional
	Resources Trust	Shares	Shares	Shares

Net assets at January 1, 2005	$ 1,861	$ 156,790	$ 15,748	$ 84,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	(586)	(60)	(312)
Net realized gain (loss) on investments
and capital gains distributions	476	6,871	(293)	(1,108)
Net unrealized appreciation (depreciation) of investments	549	(10,977)	321	(3,903)

Net increase (decrease) in net assets from operations	995	(4,692)	(32)	(5,323)
Changes from principal transactions:
Total unit transactions	1,947	(152,079)	(15,705)	(79,151)

Increase (decrease) in assets derived from principal
transactions	1,947	(152,079)	(15,705)	(79,151)

Total increase (decrease)	2,942	(156,771)	(15,737)	(84,474)

Net assets at December 31, 2005	4,803	19	11	7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(56)	-	1	-
Net realized gain (loss) on investments
and capital gains distributions	1,587	-	-	-
Net unrealized appreciation (depreciation) of investments	(749)	2	-	1

Net increase (decrease) in net assets from operations	782	2	1	1
Changes from principal transactions:
Total unit transactions	(53)	-	-	-

Increase (decrease) in assets derived from principal
transactions	(53)	-	-	-

Total increase (decrease)	729	2	1	1
Net assets at December 31, 2006	$ 5,532	$ 21	$ 12	$ 8

The accompanying notes are an integral part of these financial statements. 115

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		Janus Aspen
	Janus Aspen	Series	Lord Abbett
	Series Mid Cap	Worldwide	Series Fund -	Lord Abbett
	Growth	Growth	Growth and	Series Fund -
	Portfolio -	Portfolio -	Income	Mid-Cap Value
	Institutional	Institutional	Portfolio - Class	Portfolio - Class
	Shares	Shares	VC	VC

Net assets at January 1, 2005	$ 94,264	$ 154,245	$ 6,773	$ 3,732

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(343)	(579)	10	(24)
Net realized gain (loss) on investments
and capital gains distributions	22,115	657	691	792
Net unrealized appreciation (depreciation) of investments	(28,486)	(6,234)	(462)	(358)

Net increase (decrease) in net assets from operations	(6,714)	(6,156)	239	410
Changes from principal transactions:
Total unit transactions	(87,544)	(148,083)	847	1,782

Increase (decrease) in assets derived from principal
transactions	(87,544)	(148,083)	847	1,782

Total increase (decrease)	(94,258)	(154,239)	1,086	2,192

Net assets at December 31, 2005	6	6	7,859	5,924

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	31	(24)
Net realized gain (loss) on investments
and capital gains distributions	-	-	427	577
Net unrealized appreciation (depreciation) of investments	1	1	694	(21)

Net increase (decrease) in net assets from operations	1	1	1,152	532
Changes from principal transactions:
Total unit transactions	-	-	(1,080)	(1,814)

Increase (decrease) in assets derived from principal
transactions	-	-	(1,080)	(1,814)

Total increase (decrease)	1	1	72	(1,282)

Net assets at December 31, 2006	$ 7	$ 7	$ 7,931	$ 4,642

The accompanying notes are an integral part of these financial statements. 116

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

		Oppenheimer	Oppenheimer
	MFS®	Aggressive	Global	Oppenheimer
	Strategic	Growth	Securities	Main Street
	Income Series	Fund/VA	Fund/VA	Fund®/VA

Net assets at January 1, 2005	$ 2,503	$ 32,874	$ 43,720	$ 68,396

Increase (decrease) in net assets
Operations:
Net investment income (loss)	128	(416)	304	51
Net realized gain (loss) on investments
and capital gains distributions	36	1,071	6,276	1,102
Net unrealized appreciation (depreciation) of investments	(155)	2,640	(9,265)	1,441

Net increase (decrease) in net assets from operations	9	3,295	(2,685)	2,594
Changes from principal transactions:
Total unit transactions	(455)	(3,578)	(40,963)	(12,528)

Increase (decrease) in assets derived from principal
transactions	(455)	(3,578)	(40,963)	(12,528)

Total increase (decrease)	(446)	(283)	(43,648)	(9,934)

Net assets at December 31, 2005	2,057	32,591	72	58,462

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95	(141)	-	398
Net realized gain (loss) on investments
and capital gains distributions	(90)	10,590	4	11,962
Net unrealized appreciation (depreciation) of investments	8	(8,495)	8	(9,009)

Net increase (decrease) in net assets from operations	13	1,954	12	3,351
Changes from principal transactions:
Total unit transactions	(2,070)	(34,471)	(1)	(61,432)

Increase (decrease) in assets derived from principal
transactions	(2,070)	(34,471)	(1)	(61,432)

Total increase (decrease)	(2,057)	(32,517)	11	(58,081)

Net assets at December 31, 2006	$ -	$ 74	$ 83	$ 381

The accompanying notes are an integral part of these financial statements. 117

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

			PIMCO Real
	Oppenheimer		Return	Pioneer Equity
	Main Street	Oppenheimer	Portfolio -	Income VCT
	Small Cap	Strategic Bond	Administrative	Portfolio -
	Fund®/VA	Fund/VA	Class	Class I

Net assets at January 1, 2005	$ -	$ 58,634	$ 522	$ 1,581

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	2,496	26	50
Net realized gain (loss) on investments
and capital gains distributions	-	2,471	15	81
Net unrealized appreciation (depreciation) of investments	2	(5,602)	(22)	3
Net increase (decrease) in net assets from operations	2	(635)	19	134
Changes from principal transactions:
Total unit transactions	39	(57,998)	985	2,550
Increase (decrease) in assets derived from principal
transactions	39	(57,998)	985	2,550
Total increase (decrease)	41	(58,633)	1,004	2,684
Net assets at December 31, 2005	41	1	1,526	4,265

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	-	71	82
Net realized gain (loss) on investments
and capital gains distributions	4	-	46	292
Net unrealized appreciation (depreciation) of investments	23	-	(119)	558

Net increase (decrease) in net assets from operations	23	-	(2)	932
Changes from principal transactions:
Total unit transactions	659	(1)	928	981
Increase (decrease) in assets derived from principal
transactions	659	(1)	928	981
Total increase (decrease)	682	(1)	926	1,913
Net assets at December 31, 2006	$ 723	$ -	$ 2,452	$ 6,178

The accompanying notes are an integral part of these financial statements. 118

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the years ended December 31, 2006 and 2005
(Dollars in thousands)

		Pioneer High	Pioneer Mid
	Pioneer Fund	Yield VCT	Cap Value VCT
	VCT Portfolio	Portfolio -	Portfolio -
	- Class I	Class I	Class I	Wanger Select

Net assets at January 1, 2005	$ 52	$ 216	$ 3,193	$ 249

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	9	(21)	(2)
Net realized gain (loss) on investments
and capital gains distributions	2	(4)	450	19
Net unrealized appreciation (depreciation) of investments	1	(6)	(164)	29
Net increase (decrease) in net assets from operations	4	(1)	265	46
Changes from principal transactions:
Total unit transactions	25	(82)	776	259
Increase (decrease) in assets derived from principal
transactions	25	(82)	776	259
Total increase (decrease)	29	(83)	1,041	305
Net assets at December 31, 2005	81	133	4,234	554

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	11	6	(7)
Net realized gain (loss) on investments
and capital gains distributions	9	(3)	1,000	123
Net unrealized appreciation (depreciation) of investments	8	10	(585)	125
Net increase (decrease) in net assets from operations	18	18	421	241
Changes from principal transactions:
Total unit transactions	19	329	(968)	1,290
Increase (decrease) in assets derived from principal
transactions	19	329	(968)	1,290
Total increase (decrease)	37	347	(547)	1,531
Net assets at December 31, 2006	$ 118	$ 480	$ 3,687	$ 2,085

The accompanying notes are an integral part of these financial statements. 119

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Statements of Changes in Net Assets For the years ended December 31, 2006 and 2005 (Dollars in thousands)

Wanger U.S.
Smaller
Companies

Net assets at January 1, 2005	$ 97

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)
Net realized gain (loss) on investments
and capital gains distributions	32
Net unrealized appreciation (depreciation) of investments	4
Net increase (decrease) in net assets from operations	34
Changes from principal transactions:
Total unit transactions	421
Increase (decrease) in assets derived from principal
transactions	421
Total increase (decrease)	455
Net assets at December 31, 2005	552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)
Net realized gain (loss) on investments
and capital gains distributions	53
Net unrealized appreciation (depreciation) of investments	(5)
Net increase (decrease) in net assets from operations	44
Changes from principal transactions:
Total unit transactions	(27)
Increase (decrease) in assets derived from principal
transactions	(27)
Total increase (decrease)	17
Net assets at December 31, 2006	$ 569

The accompanying notes are an integral part of these financial statements.

120

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

1. Organization

Variable Annuity Account B of ING Life Insurance and Annuity Company (the
“Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or
the “Company”) to support the operations of variable annuity contracts (“Contracts”).
The Company is an indirect wholly owned subsidiary of ING America Insurance
Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of
Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of
ILIAC.

At December 31, 2006, the Account had 167 investment divisions (the “Divisions”), 38 of which invest in independently managed mutual funds and 129 of which invest in mutual funds managed by affiliates, either Directed Services, LLC or ING Investments,
LLC. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at
December 31, 2006 and related Trusts are as follows:

AIM Variable Insurance Funds:	Fidelity Variable Insurance Products Fund II:
AIM V.I. Capital Appreciation Fund - Series I Shares	Fidelity® VIP Contrafund® Portfolio - Initial Class
AIM V.I. Core Equity Fund - Series I Shares	Fidelity® VIP Index 500 Portfolio - Initial Class
Calvert Variable Series, Inc.:	Fidelity® VIP Investment Grade Bond
Calvert Social Balanced Portfolio	Portfolio - Initial Class
Federated Insurance Series:	Franklin Templeton Variable Insurance Products Trust:
Federated American Leaders Fund II	Franklin Small Cap Value Securities Fund - Class 2
Federated Capital Income Fund II	Mutual Shares Securities Fund - Class 2**
Federated Equity Income Fund II	ING GET Fund:
Federated Fund for U.S. Government Securities II	ING GET Fund - Series Q
Federated High Income Bond Fund II	ING GET Fund - Series R
Federated International Equity Fund II	ING GET Fund - Series S
Federated Mid Cap Growth Strategies Fund II	ING GET Fund - Series T
Federated Prime Money Fund II	ING GET Fund - Series U
Fidelity Variable Insurance Products Fund:	ING GET Fund - Series V
Fidelity® VIP Equity-Income Portfolio - Initial Class	ING Investors Trust:
Fidelity® VIP Growth Portfolio - Initial Class	ING AllianceBernstein Mid Cap Growth
Fidelity® VIP High Income Portfolio - Initial Class	Portfolio - Service Class*
Fidelity® VIP Overseas Portfolio - Initial Class	ING American Funds Growth Portfolio

121

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

ING Investors Trust (continued):	ING Investors Trust (continued):
ING American Funds Growth-Income Portfolio	ING Pioneer Mid Cap Value
ING American Funds International Portfolio	Portfolio - Institutional Class**
ING BlackRock Large Cap Growth	ING Pioneer Mid Cap Value
Portfolio - Service Class*	Portfolio - Service Class**
ING Evergreen Health Sciences	ING T. Rowe Price Capital Appreciation
Portfolio - Service Class*	Portfolio - Service Class*
ING Evergreen Omega Portfolio - Institutional Class*	ING T. Rowe Price Equity Income
ING FMRSM Diversified Mid Cap	Portfolio - Service Class
Portfolio - Institutional Class**	ING Templeton Global Growth
ING FMRSM Diversified Mid Cap	Portfolio - Service Class**
Portfolio - Service Class*	ING UBS U.S. Allocation Portfolio - Service Class*
ING FMRSM Large Cap Growth	ING Van Kampen Growth and Income
Portfolio - Institutional Class*	Portfolio - Service Class*
ING FMRSM Mid Cap Growth	ING Van Kampen Real Estate
Portfolio - Service Class**	Portfolio - Service Class**
ING Franklin Income Portfolio - Service Class**	ING VP Index Plus International Equity
ING Global Real Estate Portfolio - Service Class**	Portfolio - Service Class**
ING Global Resources Portfolio - Service Class**	ING Wells Fargo Mid Cap Disciplined
ING JPMorgan Emerging Markets Equity	Portfolio - Service Class**
Portfolio - Institutional Class*	ING Wells Fargo Small Cap Disciplined
ING JPMorgan Emerging Markets Equity	Portfolio - Service Class**
Portfolio - Service Class*	ING Partners, Inc.:
ING JPMorgan Small Cap Core Equity	ING American Century Large Company Value
Portfolio - Institutional Class*	Portfolio - Service Class
ING JPMorgan Small Cap Core Equity	ING American Century Select
Portfolio - Service Class*	Portfolio - Initial Class*
ING JPMorgan Value Opportunities	ING American Century Small-Mid Cap Value
Portfolio - Institutional Class*	Portfolio - Service Class
ING JPMorgan Value Opportunities	ING Baron Asset Portfolio - Service Class**
Portfolio - Service Class*	ING Baron Small Cap Growth
ING Julius Baer Foreign Portfolio - Service Class	Portfolio - Service Class
ING Legg Mason Value Portfolio - Institutional Class	ING Columbia Small Cap Value II
ING Legg Mason Value Portfolio - Service Class*	Portfolio - Service Class**
ING LifeStyle Aggressive Growth	ING Davis Venture Value Portfolio - Service Class
Portfolio - Service Class*	ING Fundamental Research Portfolio - Service Class
ING LifeStyle Growth Portfolio - Service Class*	ING Goldman Sachs® Capital Growth
ING LifeStyle Moderate Growth	Portfolio - Service Class
Portfolio - Service Class*	ING JPMorgan International Portfolio - Initial Class
ING LifeStyle Moderate Portfolio - Service Class*	ING JPMorgan Mid Cap Value
ING Lord Abbett Affiliated	Portfolio - Service Class
Portfolio - Institutional Class**	ING Legg Mason Partners Aggressive Growth
ING Lord Abbett Affiliated	Portfolio - Initial Class
Portfolio - Service Class**	ING Lord Abbett U.S. Government Securities
ING MarketPro Portfolio - Service Class**	Portfolio - Initial Class**
ING Marsico Growth Portfolio - Service Class*	ING Neuberger Berman Partners
ING Marsico International Opportunities	Portfolio - Initial Class**
Portfolio - Service Class*	ING Neuberger Berman Regency
ING MFS Total Return Portfolio - Institutional Class*	Portfolio - Service Class**
ING MFS Total Return Portfolio - Service Class	ING OpCap Balanced Value Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class*	ING Oppenheimer Global Portfolio - Initial Class*
ING Oppenheimer Main Street	ING Oppenheimer Strategic Income
Portfolio® - Institutional Class*	Portfolio - Initial Class*
ING Oppenheimer Main Street	ING Oppenheimer Strategic Income
Portfolio® - Service Class*	Portfolio - Service Class**
ING PIMCO High Yield Portfolio - Service Class*	ING PIMCO Total Return Portfolio - Service Class
ING Pioneer Fund Portfolio - Institutional Class	ING Pioneer High Yield Portfolio - Initial Class**

122

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

ING Partners, Inc. (continued):	ING Variable Portfolios, Inc. (continued):
ING Solution 2015 Portfolio - Service Class*	ING VP Value Opportunity Portfolio - Class I
ING Solution 2025 Portfolio - Service Class*	ING VP Value Opportunity Portfolio - Class S*
ING Solution 2035 Portfolio - Service Class*	ING Variable Products Trust:
ING Solution 2045 Portfolio - Service Class*	ING VP Financial Services Portfolio - Class I*
ING Solution Income Portfolio - Service Class*	ING VP High Yield Bond Portfolio - Class I**
ING T. Rowe Price Diversified Mid Cap Growth	ING VP International Value Portfolio - Class I
Portfolio - Initial Class*	ING VP MidCap Opportunities Portfolio - Class I
ING T. Rowe Price Growth Equity	ING VP MidCap Opportunities Portfolio - Class S
Portfolio - Initial Class	ING VP Real Estate Portfolio - Class I
ING Templeton Foreign Equity	ING VP SmallCap Opportunities Portfolio - Class I
Portfolio - Service Class**	ING VP SmallCap Opportunities Portfolio - Class S
ING Thornburg Value Portfolio - Initial Class	ING VP Balanced Portfolio, Inc.:
ING UBS U.S. Large Cap Equity	ING VP Balanced Portfolio - Class I
Portfolio - Initial Class	ING VP Intermediate Bond Portfolio:
ING UBS U.S. Small Cap Growth	ING VP Intermediate Bond Portfolio - Class I
Portfolio - Service Class**	ING VP Money Market Portfolio:
ING Van Kampen Comstock	ING VP Money Market Portfolio - Class I
Portfolio - Service Class*	ING VP Natural Resources Trust:
ING Van Kampen Equity and Income	ING VP Natural Resources Trust
Portfolio - Initial Class	Janus Aspen Series:
ING Strategic Allocation Portfolios, Inc.:	Janus Aspen Series Balanced
ING VP Strategic Allocation Conservative	Portfolio - Institutional Shares
Portfolio - Class I	Janus Aspen Series Flexible Bond
ING VP Strategic Allocation Growth	Portfolio - Institutional Shares
Portfolio - Class I	Janus Aspen Series Large Cap Growth
ING VP Strategic Allocation Moderate	Portfolio - Institutional Shares
Portfolio - Class I	Janus Aspen Series Mid Cap Growth
ING Variable Funds:	Portfolio - Institutional Shares
ING VP Growth and Income Portfolio - Class I	Janus Aspen Series Worldwide Growth
ING Variable Insurance Trust:	Portfolio - Institutional Shares
ING GET U.S. Core Portfolio - Series 1	Lord Abbett Series Fund, Inc.:
ING GET U.S. Core Portfolio - Series 2	Lord Abbett Series Fund - Growth and Income
ING GET U.S. Core Portfolio - Series 3	Portfolio - Class VC
ING GET U.S. Core Portfolio - Series 4	Lord Abbett Series Fund - Mid-Cap Value
ING GET U.S. Core Portfolio - Series 5	Portfolio - Class VC
ING GET U.S. Core Portfolio - Series 6	Oppenheimer Variable Account Funds:
ING GET U.S. Core Portfolio - Series 7	Oppenheimer Aggressive Growth Fund/VA
ING GET U.S. Core Portfolio - Series 8*	Oppenheimer Global Securities Fund/VA
ING GET U.S. Core Portfolio - Series 9*	Oppenheimer Main Street Fund®/VA
ING GET U.S. Core Portfolio - Series 10*	Oppenheimer Main Street Small Cap Fund®/VA*
ING GET U.S. Core Portfolio - Series 11*	PIMCO Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 12**	PIMCO Real Return Portfolio - Administrative Class
ING GET U.S. Core Portfolio - Series 13**	Pioneer Variable Contracts Trust:
ING GET U.S. Core Portfolio - Series 14**	Pioneer Equity Income VCT Portfolio - Class I
ING Variable Portfolios, Inc.:	Pioneer Fund VCT Portfolio - Class I
ING VP Global Science and Technology	Pioneer High Yield VCT Portfolio - Class I
Portfolio - Class I	Pioneer Mid Cap Value VCT Portfolio - Class I
ING VP Growth Portfolio - Class I	Wanger Advisors Trust:
ING VP Index Plus LargeCap Portfolio - Class I	Wanger Select
ING VP Index Plus MidCap Portfolio - Class I	Wanger U.S. Smaller Companies
ING VP Index Plus SmallCap Portfolio - Class I
ING VP International Equity Portfolio - Class I	* Division added in 2005
ING VP Small Company Portfolio - Class I	** Division added in 2006

123

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

The names of certain Divisions were changed during 2006. The following is a summary of current and former names for those Divisions:

Current Name                                                                                                                                                        Former Name

ING Investors Trust:	ING Investors Trust:
ING BlackRock Large Cap Growth	ING Mercury Large Cap Growth
Portfolio - Service Class	Portfolio - Service Class
ING FMRSM Large Cap Growth	ING FMRSM Earnings Growth
Portfolio - Institutional Class	Portfolio - Institutional Class
ING FMRSM Mid Cap Growth	ING MFS Mid Cap Growth Portfolio - Service Class
Portfolio - Service Class
ING JPMorgan Small Cap Core Equity	ING JPMorgan Small Cap Equity
Portfolio - Institutional Class	Portfolio - Institutional Class
ING JPMorgan Small Cap Core Equity	ING JPMorgan Small Cap Equity
Portfolio - Service Class	Portfolio - Service Class
ING Partners, Inc.:	ING Partners, Inc.:
ING American Century Small-Mid Cap Value	ING American Century Small Cap Value
Portfolio - Service Class	Portfolio - Service Class
ING JPMorgan International Portfolio - Initial Class	ING JPMorgan Fleming International
Portfolio - Initial Class
ING Legg Mason Partners Aggressive Growth	ING Salomon Brothers Aggressive Growth
Portfolio - Initial Class	Portfolio - Initial Class
ING Thornburg Value Portfolio - Initial Class	ING MFS Capital Opportunities
Portfolio - Initial Class
ING Strategic Allocation Portfolios, Inc.:	ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative	ING VP Strategic Allocation Income Portfolio - Class I
Portfolio - Class I
ING VP Strategic Allocation Moderate	ING VP Strategic Allocation Balanced
Portfolio - Class I	Portfolio - Class I

During 2006, the following Divisions were closed to contractowners:

AIM Variable Insurance Funds:	ING Partners, Inc.:
AIM V.I. Government Securities	ING Van Kampen Equity and Income
Fund - Series I Shares	Portfolio - Service Class
AIM V.I. Growth Fund - Series I Shares	MFS® Variable Insurance TrustSM:
AIM V.I. Premier Equity Fund - Series I Shares	MFS® Strategic Income Series
American Century Variable Portfolios, Inc.:	Oppenheimer Variable Account Funds:
American Century VP Balanced Fund	Oppenheimer Strategic Bond Fund/VA
American Century VP International Fund
Fidelity Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM
Portfolio - Initial Class
ING GET Fund:
ING GET Fund - Series L
ING GET Fund - Series M
ING GET Fund - Series N
ING GET Fund - Series P

124

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The following Divisions were available to contractowners during 2006 but did not have any activity as of December 31, 2006:

ING Investors Trust:
ING FMRSM Equity Income Portfolio - Institutional Class
ING Global Resources Portfolio - Institutional Class
ING PIMCO High Yield Portfolio - Institutional Class
ING Pioneer Equity Income Portfolio - Institutional Class
ING Stock Index Portfolio - Institutional Class
ING Variable Portfolios, Inc.
ING VP Growth Portfolio - Class S
ING Variable Products Trust
ING VP Growth Opportunities Portfolio - Class I
ING VP Growth Opportunities Portfolio - Class S

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis.
The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of
ILIAC, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

125

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ILIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ILIAC.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from)
ILIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ILIAC). Any net unsettled transactions as of the reporting date are included in Due to related parties on the Statements of Assets and
Liabilities.

3. Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover
ILIAC’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.25% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts.

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.25% of the assets attributable to the Contracts.

126

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Contract Maintenance Charges

An annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

Under the Fixed/Variable Single Premium Immediate Annuity contract, an additional annual charge of 1.00% is deducted daily from the accumulation values for contractowners who select the Guaranteed Minimum Income feature. For Deferred
Variable Annuity contracts, an additional annual charge of up to 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio
Funds. In addition, an annual charge of up to 0.50% is deducted daily from the accumulation values for contractowners who select the Premium Bonus Option feature.

Fees Waived by ILIAC

Certain charges and fees for various types of Contracts are currently waived by ILIAC. ILIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

127

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

4. Related Party Transactions

During the year ended December 31, 2006, management fees were paid indirectly to ING
Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the
ING GET Fund, ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios,
Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc.,
ING Variable Products Trust, ING VP Intermediate Bond Portfolio, ING VP Money
Market Portfolio and ING VP Natural Resources Trust. The annual fee rate ranged from
0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust.

In addition, management fees were paid to ILIAC in its capacity as investment adviser to
ING Partners, Inc. The annual fee rate ranged from 0.10% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to Directed Services, Inc. (“DSI”), an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The
Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.00% to
1.25% of the average net assets of each respective Portfolio excluding ING American
Funds Growth Portfolio, ING American Funds Growth-Income Portfolio, and ING
American Funds International Portfolio.

On November 9, 2006, the Board of Trustees of ING Partners, Inc. and ING Investors
Trust approved a consolidation of the Advisory functions for all of the Portfolios.
Effective December 31, 2006 DSI was reorganized into a limited liability corporation, renamed to Directed Services, LLC (“DSL”) and transferred so that it became a wholly owned subsidiary of ILIAC. The functions of DSI and ILIAC were consolidated into
DSL effective December 31, 2006. DSL is a dually registered investment adviser and broker-dealer. DSI’s current advisory contracts will remain within the newly organized
DSL, and ILIAC’s advisory contracts will be assumed by DSL.

128

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements 5. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follows:

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	$ 822	$ 225	$ 266	$ 15,461
AIM V.I. Core Equity Fund - Series I Shares	768	227	229	31,722
AIM V.I. Government Securities Fund - Series I Shares	31	12,688	1,556	3,248
AIM V.I. Growth Fund - Series I Shares	10	474	134	17,022
AIM V.I. Premier Equity Fund - Series I Shares	6	551	158	36,485
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund	70	918	39	273
American Century VP International Fund	20	1,332	22	175
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	308	485	290	410
Federated Insurance Series:
Federated American Leaders Fund II	4,086	8,345	1,036	15,209
Federated Capital Income Fund II	411	997	299	2,109
Federated Equity Income Fund II	286	1,949	440	2,861
Federated Fund for U.S. Government Securities II	392	2,067	527	2,714
Federated High Income Bond Fund II	681	1,683	1,076	4,816
Federated International Equity Fund II	317	1,482	131	2,025
Federated Mid Cap Growth Strategies Fund II	134	2,792	258	3,281
Federated Prime Money Fund II	1,531	1,929	2,913	3,738
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	33,724	43,558	15,331	41,869
Fidelity® VIP Growth Portfolio - Initial Class	1,209	81,096	2,763	26,787
Fidelity® VIP High Income Portfolio - Initial Class	657	41,413	11,540	14,285
Fidelity® VIP Overseas Portfolio - Initial Class	3,977	12,533	2,424	5,313
Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	248	9,487	708	3,234
Fidelity® VIP Contrafund® Portfolio - Initial Class	34,631	58,572	25,300	23,190
Fidelity® VIP Index 500 Portfolio - Initial Class	2,034	15,338	2,118	17,437
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	77	617	113	240
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	1,137	1,171	1,957	2,115
Mutual Shares Securities Fund - Class 2	3,589	100	-	-

129

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING GET Fund:
ING GET Fund - Series L	$ 1,793	$ 40,366	$ 1,824	$ 12,994
ING GET Fund - Series M	2,618	61,686	3,440	17,895
ING GET Fund - Series N	3,131	51,576	2,226	14,776
ING GET Fund - Series P	2,543	37,545	1,676	12,640
ING GET Fund - Series Q	1,556	8,082	1,559	6,631
ING GET Fund - Series R	1,421	5,332	1,960	8,419
ING GET Fund - Series S	1,215	8,913	2,075	5,904
ING GET Fund - Series T	1,154	4,741	1,581	4,611
ING GET Fund - Series U	882	5,358	1,908	4,098
ING GET Fund - Series V	914	14,847	986	11,810
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class	1,813	1,199	237	33
ING American Funds Growth Portfolio	12,094	3,084	16,786	362
ING American Funds Growth-Income Portfolio	8,449	3,255	19,182	470
ING American Funds International Portfolio	13,642	15,000	17,040	2,468
ING BlackRock Large Cap Growth Portfolio - Service Class	591	658	1,631	41
ING Evergreen Health Sciences Portfolio - Service Class	425	419	584	82
ING Evergreen Omega Portfolio - Institutional Class	650	4,547	17,797	846
ING FMRSM Diversified Mid Cap
Portfolio - Institutional Class	37,379	5,256	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	2,137	710	388	56
ING FMRSM Large Cap Growth
Portfolio - Institutional Class	71,921	18,483	25,748	1,298
ING FMRSM Mid Cap Growth Portfolio - Service Class	142	36	-	-
ING Franklin Income Portfolio - Service Class	4,395	326	-	-
ING Global Real Estate Portfolio - Service Class	1,943	154	-	-
ING Global Resources Portfolio - Service Class	1,909	319	-	-
ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class	3,075	613	1,184	1
ING JPMorgan Emerging Markets Equity
Portfolio - Service Class	4,728	2,268	2,788	423
ING JPMorgan Small Cap Core Equity
Portfolio - Institutional Class	2,766	5,984	9,846	638
ING JPMorgan Small Cap Core Equity
Portfolio - Service Class	745	421	15	-
ING JPMorgan Value Opportunities
Portfolio - Institutional Class	2,102	12,836	49,507	5,573
ING JPMorgan Value Opportunities Portfolio - Service Class	604	805	3,431	307
ING Julius Baer Foreign Portfolio - Service Class	12,467	2,863	2,610	736
ING Legg Mason Value Portfolio - Institutional Class	1,220	8,776	35,633	1,584
ING Legg Mason Value Portfolio - Service Class	165	365	727	24
ING LifeStyle Aggressive Growth Portfolio - Service Class	1,077	510	594	72

130

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Investors Trust (continued):
ING LifeStyle Growth Portfolio - Service Class	$ 6,791	$ 989	$ 2,361 $	118
ING LifeStyle Moderate Growth Portfolio - Service Class	10,647	1,227	3,496	133
ING LifeStyle Moderate Portfolio - Service Class	7,271	1,445	4,077	226
ING Lord Abbett Affiliated Portfolio - Institutional Class	255	205	-	-
ING Lord Abbett Affiliated Portfolio - Service Class	1,116	85	-	-
ING MarketPro Portfolio - Service Class	20	-	-	-
ING Marsico Growth Portfolio - Service Class	786	126	307	98
ING Marsico International Opportunities
Portfolio - Service Class	7,720	4,746	7,945	263
ING MFS Total Return Portfolio - Institutional Class	11,054	38,046	150,636	7,137
ING MFS Total Return Portfolio - Service Class	205	988	1,277	751
ING MFS Utilities Portfolio - Service Class	1,043	514	798	342
ING Oppenheimer Main Street
Portfolio® - Institutional Class	2,318	1,130	2,256	731
ING Oppenheimer Main Street Portfolio® - Service Class	145	10	26	-
ING PIMCO High Yield Portfolio - Service Class	1,743	854	3,232	221
ING Pioneer Fund Portfolio - Institutional Class	1,157	6,281	27,628	1,165
ING Pioneer Mid Cap Value Portfolio - Institutional Class	36	-	-	-
ING Pioneer Mid Cap Value Portfolio - Service Class	347	19	-	-
ING T. Rowe Price Capital Appreciation
Portfolio - Service Class	5,040	348	944	88
ING T. Rowe Price Equity Income Portfolio - Service Class	2,283	1,364	3,672	1,277
ING Templeton Global Growth Portfolio - Service Class	770	112	-	-
ING UBS U.S. Allocation Portfolio - Service Class	1,285	2,465	9,258	1,863
ING Van Kampen Growth and Income
Portfolio - Service Class	911	825	1,343	30
ING Van Kampen Real Estate Portfolio - Service Class	1,150	136	-	-
ING VP Index Plus International Equity
Portfolio - Service Class	11,980	2,837	-	-
ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class	216	4	-	-
ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class	426	66	-	-
ING Partners, Inc.:
ING American Century Large Company Value
Portfolio - Service Class	128	91	33	285
ING American Century Select Portfolio - Initial Class	1,235	17,404	73,411	10,562
ING American Century Small-Mid Cap Value
Portfolio - Service Class	380	459	1,061	532
ING Baron Asset Portfolio - Service Class	6	-	-	-
ING Baron Small Cap Growth Portfolio - Service Class	4,234	1,798	2,989	2,328
ING Columbia Small Cap Value II Portfolio - Service Class	3,874	883	-	-
ING Davis Venture Value Portfolio - Service Class	1,463	478	107	632
ING Fundamental Research Portfolio - Service Class	5	2	15	77

131

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Partners, Inc. (continued):
ING Goldman Sachs® Capital Growth
Portfolio - Service Class	159	282	84	28
ING JPMorgan International Portfolio - Initial Class	10,998	17,853	8,644	12,746
ING JPMorgan Mid Cap Value Portfolio - Service Class	928	629	1,306	1,386
ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class	764	11,068	1,398	11,296
ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class	14,761	3,285	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	57,454	10,203	-	-
ING Neuberger Berman Partners Portfolio - Service Class	32	34	-	-
ING Neuberger Berman Regency Portfolio - Service Class	389	51	-	-
ING OpCap Balanced Value Portfolio - Service Class	61	431	117	823
ING Oppenheimer Global Portfolio - Initial Class	4,381	38,489	187,408	23,573
ING Oppenheimer Strategic Income Portfolio - Initial Class	7,927	18,690	84,226	8,442
ING Oppenheimer Strategic Income Portfolio - Service Class	1	-	-	-
ING PIMCO Total Return Portfolio - Service Class	1,404	513	2,671	829
ING Pioneer High Yield Portfolio - Initial Class	21	-	-	-
ING Solution 2015 Portfolio - Service Class	842	26	66	-
ING Solution 2025 Portfolio - Service Class	779	116	125	-
ING Solution 2035 Portfolio - Service Class	414	2	3	-
ING Solution 2045 Portfolio - Service Class	257	9	3	-
ING Solution Income Portfolio - Service Class	251	3	135	-
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class	3,680	21,431	86,742	8,509
ING T. Rowe Price Growth Equity Portfolio - Initial Class	2,414	13,679	3,143	16,162
ING Templeton Foreign Equity Portfolio - Service Class	1,223	541	-	-
ING Thornburg Value Portfolio - Initial Class	1,485	7,469	1,515	9,195
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,420	9,449	2,097	8,739
ING UBS U.S. Small Cap Growth Portfolio - Service Class	29	-	-	-
ING Van Kampen Comstock Portfolio - Service Class	374	643	1,711	2,145
ING Van Kampen Equity and Income Portfolio - Initial Class	14,582	27,965	148,217	14,276
ING Van Kampen Equity and Income
Portfolio - Service Class	-	2	83	215
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	2,913	5,562	1,940	4,486
ING VP Strategic Allocation Growth Portfolio - Class I	1,988	3,102	2,838	4,359
ING VP Strategic Allocation Moderate Portfolio - Class I	3,089	5,464	4,560	4,738
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	7,234	63,592	6,935	72,397

132

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	849	4,148	1,330	4,016
ING GET U.S. Core Portfolio - Series 2	452	6,149	816	5,450
ING GET U.S. Core Portfolio - Series 3	985	15,017	1,138	13,881
ING GET U.S. Core Portfolio - Series 4	246	1,155	163	2,388
ING GET U.S. Core Portfolio - Series 5	216	1,043	136	598
ING GET U.S. Core Portfolio - Series 6	2,221	31,834	563	21,242
ING GET U.S. Core Portfolio - Series 7	905	17,775	4,592	19,269
ING GET U.S. Core Portfolio - Series 8	775	7,250	49,464	17,976
ING GET U.S. Core Portfolio - Series 9	317	5,318	33,227	10,052
ING GET U.S. Core Portfolio - Series 10	277	5,558	25,786	4,121
ING GET U.S. Core Portfolio - Series 11	1,354	8,142	26,896	2,660
ING GET U.S. Core Portfolio - Series 12	62,433	19,596	-	-
ING GET U.S. Core Portfolio - Series 13	50,320	5,905	-	-
ING GET U.S. Core Portfolio - Series 14	85	-	-	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	2,472	5,510	3,206	3,969
ING VP Growth Portfolio - Class I	708	6,119	912	7,119
ING VP Index Plus LargeCap Portfolio - Class I	6,544	34,456	7,508	34,982
ING VP Index Plus MidCap Portfolio - Class I	2,678	4,423	2,760	3,212
ING VP Index Plus SmallCap Portfolio - Class I	1,478	3,350	2,297	1,509
ING VP International Equity Portfolio - Class I	3,100	5,354	4,935	3,404
ING VP Small Company Portfolio - Class I	14,483	18,693	4,343	20,415
ING VP Value Opportunity Portfolio - Class I	662	3,596	1,175	5,184
ING VP Value Opportunity Portfolio - Class S	22	434	1,473	30
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	618	351	122	1
ING VP High Yield Bond Portfolio - Class I	44,546	12,683	-	-
ING VP International Value Portfolio - Class I	3,392	1,506	1,977	1,026
ING VP MidCap Opportunities Portfolio - Class I	243	238	84	77
ING VP MidCap Opportunities Portfolio - Class S	15	3,540	644	1,798
ING VP Real Estate Portfolio - Class I	3,419	1,643	2,005	1,065
ING VP SmallCap Opportunities Portfolio - Class I	517	400	424	1,256
ING VP SmallCap Opportunities Portfolio - Class S	1,148	2,646	1,796	1,547
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	15,374	35,706	10,312	28,520
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	11,667	26,628	16,775	22,531
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	111,544	105,162	101,452	83,773
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	3,922	3,602	3,074	1,041

133

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

		Year ended December 31
	2006		2005

	Purchases	Sales	Purchases	Sales

		(Dollars in Thousands)
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	-	-	663	153,328
Janus Aspen Series Flexible Bond
Portfolio - Institutional Shares	1	-	457	16,221
Janus Aspen Series Large Cap Growth
Portfolio - Institutional Shares	-	-	49	79,512
Janus Aspen Series Mid Cap Growth
Portfolio - Institutional Shares	-	-	712	88,599
Janus Aspen Series Worldwide Growth
Portfolio - Institutional Shares	44	44	983	149,645
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC	941	1,738	3,172	1,844
Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC	757	2,249	4,486	2,382
MFS® Variable Insurance TrustSM:
MFS® Strategic Income Series	145	2,106	555	873
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	725	35,338	2,978	6,971
Oppenheimer Global Securities/VA	7	4	4,264	44,923
Oppenheimer Main Street Fund®/VA	1,020	62,056	1,997	14,472
Oppenheimer Main Street Small Cap Fund®/VA	1,015	353	39	-
Oppenheimer Strategic Bond Fund/VA	-	1	10,675	66,179
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,547	484	1,470	442
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	2,774	1,641	3,054	454
Pioneer Fund VCT Portfolio - Class I	163	144	53	26
Pioneer High Yield VCT Portfolio - Class I	466	123	134	202
Pioneer Mid Cap Value VCT Portfolio - Class I	1,364	1,357	2,477	1,481
Wanger Advisors Trust:
Wanger Select	1,994	679	485	210
Wanger U.S. Smaller Companies	675	674	723	304

134

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

6. Changes in Units

The changes in units outstanding were as follows:

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	92,580	46,463	46,117	49,748	1,657,698	(1,607,950)
AIM V.I. Core Equity Fund - Series I Shares	84,914	46,523	38,391	34,668	2,841,990	(2,807,322)
AIM V.I. Government Securities Fund - Series I Shares	14,970	1,043,639	(1,028,669)	111,394	266,580	(155,186)
AIM V.I. Growth Fund - Series I Shares	26,139	94,144	(68,005)	33,399	2,427,643	(2,394,244)
AIM V.I. Premier Equity Fund - Series I Shares	60,389	125,514	(65,125)	39,641	4,036,940	(3,997,299)
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund	438	43,999	(43,561)	940	13,039	(12,099)
American Century VP International Fund	416	64,478	(64,062)	500	9,714	(9,214)
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	14,325	37,223	(22,898)	17,046	29,908	(12,862)
Federated Insurance Series:
Federated American Leaders Fund II	18,526	303,213	(284,687)	18,109	579,383	(561,274)
Federated Capital Income Fund II	16,212	64,808	(48,596)	3,910	145,103	(141,193)
Federated Equity Income Fund II	10,626	125,348	(114,722)	19,523	200,782	(181,259)
Federated Fund for U.S. Government Securities II	15,521	128,704	(113,183)	18,334	166,262	(147,928)
Federated High Income Bond Fund II	6,058	87,941	(81,883)	10,837	264,033	(253,196)
Federated International Equity Fund II	18,519	79,329	(60,810)	8,615	124,189	(115,574)
Federated Mid Cap Growth Strategies Fund II	8,541	113,123	(104,582)	12,319	143,240	(130,921)
Federated Prime Money Fund II	120,180	156,608	(36,428)	227,092	295,580	(68,488)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,309,636	3,242,125	(1,932,489)	812,464	2,715,292	(1,902,828)
Fidelity® VIP Growth Portfolio - Initial Class	349,631	6,318,836	(5,969,205)	335,415	2,120,527	(1,785,112)
Fidelity® VIP High Income Portfolio - Initial Class	247,435	4,125,747	(3,878,312)	769,251	1,511,435	(742,184)
Fidelity® VIP Overseas Portfolio - Initial Class	232,320	641,942	(409,622)	169,531	347,015	(177,484)

135

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	3,604	485,811	(482,207)	26,023	174,536	(148,513)
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,878,577	4,107,545	(2,228,968)	2,275,007	1,763,523	511,484
Fidelity® VIP Index 500 Portfolio - Initial Class	152,501	742,599	(590,098)	70,208	802,087	(731,879)
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	918	35,843	(34,925)	-	12,868	(12,868)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	58,794	69,498	(10,704)	131,405	147,657	(16,252)
Mutual Shares Securities Fund - Class 2	368,432	23,427	345,005	-	-	-
ING GET Fund:
ING GET Fund - Series L	55,182	4,052,586	(3,997,404)	22,096	1,224,075	(1,201,979)
ING GET Fund - Series M	93,597	6,115,024	(6,021,427)	63,880	1,689,219	(1,625,339)
ING GET Fund - Series N	85,492	4,940,069	(4,854,577)	14,184	1,347,749	(1,333,565)
ING GET Fund - Series P	116,781	3,700,704	(3,583,923)	19,179	1,194,794	(1,175,615)
ING GET Fund - Series Q	64,017	751,278	(687,261)	20,490	581,433	(560,943)
ING GET Fund - Series R	77,905	529,340	(451,435)	25,447	751,470	(726,023)
ING GET Fund - Series S	40,092	819,811	(779,719)	24,936	503,157	(478,221)
ING GET Fund - Series T	60,846	463,767	(402,921)	5,364	393,975	(388,611)
ING GET Fund - Series U	46,087	502,445	(456,358)	3,263	341,837	(338,574)
ING GET Fund - Series V	55,324	1,509,559	(1,454,235)	3,494	1,122,074	(1,118,580)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	130,533	100,902	29,631	18,782	2,674	16,108
ING American Funds Growth Portfolio	1,288,479	528,916	759,563	1,617,062	189,956	1,427,106
ING American Funds Growth-Income Portfolio	1,039,264	572,615	466,649	1,921,039	232,493	1,688,546
ING American Funds International Portfolio	1,415,167	1,511,135	(95,968)	1,716,082	403,359	1,312,723
ING BlackRock Large Cap Growth Portfolio - Service Class	47,654	61,624	(13,970)	149,322	3,292	146,030
ING Evergreen Health Sciences Portfolio - Service Class	39,039	39,777	(738)	52,322	7,335	44,987
ING Evergreen Omega Portfolio - Institutional Class	110,382	530,642	(420,260)	1,671,988	179,863	1,492,125
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class	3,661,269	728,908	2,932,361	-	-	-
ING FMRSM Diversified Mid Cap Portfolio - Service Class	163,663	68,645	95,018	35,125	5,070	30,055

136

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING FMRSM Large Cap Growth Portfolio - Institutional Class	7,305,134	2,182,792	5,122,342	2,532,679	233,474	2,299,205
ING FMRSM Mid Cap Growth Portfolio - Service Class	15,004	3,835	11,169	-	-	-
ING Franklin Income Portfolio - Service Class	440,424	45,279	395,145	-	-	-
ING Global Real Estate Portfolio - Service Class	170,945	23,108	147,837	-	-	-
ING Global Resources Portfolio - Service Class	211,434	49,408	162,026	-	-	-
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	287,805	79,067	208,738	110,280	-	110,280
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	353,679	199,286	154,393	231,207	36,132	195,075
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class	261,091	540,578	(279,487)	874,929	71,882	803,047
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	59,220	33,302	25,918	1,413	-	1,413
ING JPMorgan Value Opportunities Portfolio - Institutional Class	339,351	1,306,883	(967,532)	4,770,224	546,541	4,223,683
ING JPMorgan Value Opportunities Portfolio - Service Class	56,868	(224,458)	281,326	329,401	28,928	300,473
ING Julius Baer Foreign Portfolio - Service Class	1,206,867	286,783	920,084	202,899	60,238	142,661
ING Legg Mason Value Portfolio - Institutional Class	282,264	930,729	(648,465)	3,371,259	372,634	2,998,625
ING Legg Mason Value Portfolio - Service Class	15,605	32,238	(16,633)	65,632	2,124	63,508
ING LifeStyle Aggressive Growth Portfolio - Service Class	95,934	45,711	50,223	57,155	6,797	50,358
ING LifeStyle Growth Portfolio - Service Class	626,958	109,047	517,911	231,510	11,445	220,065
ING LifeStyle Moderate Growth Portfolio - Service Class	1,019,465	157,619	861,846	345,924	13,387	332,537
ING LifeStyle Moderate Portfolio - Service Class	722,826	181,821	541,005	407,876	24,510	383,366
ING Lord Abbett Affiliated Portfolio - Institutional Class	25,319	21,157	4,162	-	-	-
ING Lord Abbett Affiliated Portfolio - Service Class	108,616	9,415	99,201	-	-	-
ING MarketPro Portfolio - Service Class	6,305	4,347	1,958	-	-	-
ING Marsico Growth Portfolio - Service Class	76,537	11,780	64,757	27,551	9,107	18,444
ING Marsico International Opportunities Portfolio - Service Class	719,950	444,269	275,681	703,062	26,427	676,635
ING MFS Total Return Portfolio - Institutional Class	1,149,888	4,358,626	(3,208,738)	14,779,885	870,173	13,909,712
ING MFS Total Return Portfolio - Service Class	7,100	76,483	(69,383)	107,273	74,596	32,677
ING MFS Utilities Portfolio - Service Class	91,812	51,844	39,968	71,129	30,143	40,986
ING Oppenheimer Main Street Portfolio® - Institutional Class	233,877	131,426	102,451	217,358	76,933	140,425
ING Oppenheimer Main Street Portfolio® - Service Class	11,750	834	10,916	2,417	1	2,416

137

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Investors Trust (continued):
ING PIMCO High Yield Portfolio - Service Class	145,941	84,565	61,376	305,296	21,151	284,145
ING Pioneer Fund Portfolio - Institutional Class	184,208	865,091	(680,883)	2,588,080	491,868	2,096,212
ING Pioneer Mid Cap Value Portfolio - Institutional Class	3,418	-	3,418	-	-	-
ING Pioneer Mid Cap Value Portfolio - Service Class	34,459	1,865	32,594	-	-	-
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	422,456	36,150	386,306	88,207	8,112	80,095
ING T. Rowe Price Equity Income Portfolio - Service Class	185,270	99,577	85,693	258,854	93,668	165,186
ING Templeton Global Growth Portfolio - Service Class	74,608	12,394	62,214	-	-	-
ING UBS U.S. Allocation Portfolio - Service Class	139,152	243,340	(104,188)	888,465	180,683	707,782
ING Van Kampen Growth and Income Portfolio - Service Class	67,323	72,522	(5,199)	123,758	2,619	121,139
ING Van Kampen Real Estate Portfolio - Service Class	99,413	12,129	87,284	-	-	-
ING VP Index Plus International Equity Portfolio - Service Class	1,167,538	280,592	886,946	-	-	-
ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class	21,234	141	21,093	-	-	-
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	41,907	6,168	35,739	-	-	-
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	10,132	7,546	2,586	2,967	26,164	(23,197)
ING American Century Select Portfolio - Initial Class	298,883	2,259,209	(1,960,326)	7,515,897	1,461,590	6,054,307
ING American Century Small-Mid Cap Value Portfolio - Service Class	26,456	31,307	(4,851)	72,064	42,372	29,692
ING Baron Asset Portfolio - Service Class	660	-	660	-	-	-
ING Baron Small Cap Growth Portfolio - Service Class	431,471	138,219	293,252	230,842	182,840	48,002
ING Columbia Small Cap Value II Portfolio - Service Class	422,497	95,227	327,270	-	-	-
ING Davis Venture Value Portfolio - Service Class	131,406	41,614	89,792	10,531	56,264	(45,733)
ING Fundamental Research Portfolio - Service Class	433	132	301	1,271	6,748	(5,477)
ING Goldman Sachs® Capital Growth Portfolio - Service Class	14,211	24,990	(10,779)	8,093	2,444	5,649
ING JPMorgan International Portfolio - Initial Class	1,099,915	1,732,653	(632,738)	899,932	1,162,788	(262,856)
ING JPMorgan Mid Cap Value Portfolio - Service Class	58,596	39,225	19,371	78,458	96,228	(17,770)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class	33,240	963,168	(929,928)	203,422	1,066,012	(862,590)
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class	1,486,067	379,201	1,106,866	-	-	-
ING Neuberger Berman Partners Portfolio - Initial Class	5,906,225	1,677,840	4,228,385	-	-	-

138

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Partners, Inc. (continued):
ING Neuberger Berman Partners Portfolio - Service Class	-	-	-	-	-	-
ING Neuberger Berman Regency Portfolio - Service Class	41,847	5,154	36,693	-	-	-
ING OpCap Balanced Value Portfolio - Service Class	5,375	35,962	(30,587)	11,290	70,602	(59,312)
ING Oppenheimer Global Portfolio - Initial Class	1,384,062	4,335,873	(2,951,811)	18,556,907	2,783,149	15,773,758
ING Oppenheimer Strategic Income Portfolio - Initial Class	1,653,641	2,892,553	(1,238,912)	8,622,398	1,420,227	7,202,171
ING Oppenheimer Strategic Income Portfolio - Service Class	104	12	92	-	-	-
ING PIMCO Total Return Portfolio - Service Class	116,617	45,385	71,232	223,918	71,567	152,351
ING Pioneer High Yield Portfolio - Initial Class	2,012	-	2,012	-	-	-
ING Solution 2015 Portfolio - Service Class	77,247	1,824	75,423	6,346	1	6,345
ING Solution 2025 Portfolio - Service Class	68,608	10,121	58,487	11,412	-	11,412
ING Solution 2035 Portfolio - Service Class	35,985	16	35,969	292	-	292
ING Solution 2045 Portfolio - Service Class	21,562	694	20,868	274	-	274
ING Solution Income Portfolio - Service Class	23,940	61	23,879	13,351	-	13,351
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	655,299	2,225,282	(1,569,983)	8,805,255	947,908	7,857,347
ING T. Rowe Price Growth Equity Portfolio - Initial Class	181,490	1,030,023	(848,533)	184,654	679,236	(494,582)
ING Templeton Foreign Equity Portfolio - Service Class	121,652	57,782	63,870	-	-	-
ING Thornburg Value Portfolio - Initial Class	186,254	842,067	(655,813)	-	-	-
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	240,706	826,277	(585,571)	279,925	805,878	(525,953)
ING UBS U.S. Small Cap Growth Portfolio - Service Class	3,025	-	3,025	-	-	-
ING Van Kampen Comstock Portfolio - Service Class	20,906	51,580	(30,674)	131,778	178,255	(46,477)
ING Van Kampen Equity and Income Portfolio - Initial Class	1,765,245	3,455,165	(1,689,920)	15,080,989	1,618,680	13,462,309
ING Van Kampen Equity and Income Portfolio - Service Class	-	144	(144)	7,493	19,672	(12,179)
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class I	106,992	305,936	(198,944)	103,804	233,957	(130,153)
ING VP Strategic Allocation Growth Portfolio - Class I	97,344	378,089	(280,745)	198,978	336,818	(137,840)
ING VP Strategic Allocation Moderate Portfolio - Class I	113,822	650,543	(536,721)	310,178	422,143	(111,965)
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	486,888	4,596,670	(4,109,782)	342,285	3,086,693	(2,744,408)

139

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	66,112	415,971	(349,859)	2,087	351,939	(349,852)
ING GET U.S. Core Portfolio - Series 2	29,066	606,864	(577,798)	3	506,908	(506,905)
ING GET U.S. Core Portfolio - Series 3	72,260	1,501,908	(1,429,648)	29,043	1,338,384	(1,309,341)
ING GET U.S. Core Portfolio - Series 4	21,689	121,919	(100,230)	1,470	219,874	(218,404)
ING GET U.S. Core Portfolio - Series 5	30,562	120,688	(90,126)	2,623	50,850	(48,227)
ING GET U.S. Core Portfolio - Series 6	346,626	3,276,039	(2,929,413)	44,663	2,003,966	(1,959,303)
ING GET U.S. Core Portfolio - Series 7	73,803	1,708,042	(1,634,239)	4,139	1,407,909	(1,403,770)
ING GET U.S. Core Portfolio - Series 8	72,599	717,373	(644,774)	3,785,943	589,195	3,196,748
ING GET U.S. Core Portfolio - Series 9	12,821	493,908	(481,087)	2,604,393	267,292	2,337,101
ING GET U.S. Core Portfolio - Series 10	63,543	566,967	(503,424)	2,201,782	26,163	2,175,619
ING GET U.S. Core Portfolio - Series 11	215,836	858,074	(642,238)	2,718,871	293,740	2,425,131
ING GET U.S. Core Portfolio - Series 12	6,491,180	2,117,985	4,373,195	-	-	-
ING GET U.S. Core Portfolio - Series 13	5,119,991	703,790	4,416,201	-	-	-
ING GET U.S. Core Portfolio - Series 14	8,524	-	8,524	-	-	-
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	816,102	1,521,547	(705,445)	968,886	1,209,074	(240,188)
ING VP Growth Portfolio - Class I	167,101	711,986	(544,885)	101,929	624,125	(522,196)
ING VP Index Plus LargeCap Portfolio - Class I	759,224	5,172,853	(4,413,629)	627,171	2,385,012	(1,757,841)
ING VP Index Plus MidCap Portfolio - Class I	83,080	220,170	(137,090)	88,345	173,630	(85,285)
ING VP Index Plus SmallCap Portfolio - Class I	74,547	210,429	(135,882)	127,318	105,604	21,714
ING VP International Equity Portfolio - Class I	220,418	611,643	(391,225)	603,639	493,272	110,367
ING VP Small Company Portfolio - Class I	449,407	1,391,310	(941,903)	382,466	1,231,241	(848,775)
ING VP Value Opportunity Portfolio - Class I	39,508	193,534	(154,026)	57,072	282,867	(225,795)
ING VP Value Opportunity Portfolio - Class S	512	40,156	(39,644)	147,449	2,903	144,546
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	48,880	28,893	19,987	10,628	79	10,549
ING VP High Yield Bond Portfolio - Class I	4,551,841	1,661,738	2,890,103	-	-	-
ING VP International Value Portfolio - Class I	207,675	110,561	97,114	166,870	110,767	56,103

140

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

ING Variable Products Trust (continued):
ING VP MidCap Opportunities Portfolio - Class I	20,756	20,246	510	7,978	6,931	1,047
ING VP MidCap Opportunities Portfolio - Class S	35,984	367,426	(331,442)	96,196	202,042	(105,846)
ING VP Real Estate Portfolio - Class I	193,902	103,547	90,355	140,119	73,986	66,133
ING VP SmallCap Opportunities Portfolio - Class I	59,563	44,780	14,783	60,199	177,852	(117,653)
ING VP SmallCap Opportunities Portfolio - Class S	193,735	374,814	(181,079)	299,323	254,247	45,076
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I	772,060	3,381,954	(2,609,894)	657,701	1,329,855	(672,154)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	1,126,889	2,599,443	(1,472,554)	1,060,596	1,517,043	(456,447)
ING VP Money Market Portfolio:
ING VP Money Market Portfolio - Class I	17,777,519	17,763,395	14,124	10,871,993	8,899,937	1,972,056
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	154,048	162,723	(8,675)	140,558	52,676	87,882
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	74,590	74,590	-	89,907	9,253,448	(9,163,541)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	5,562	5,562	-	26,415	819,619	(793,204)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	3	-	3	26,815	6,692,994	(6,666,179)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	57,004	57,003	1	169,141	7,399,699	(7,230,558)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	91,729	91,729	-	146,619	11,080,434	(10,933,815)
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	68,004	156,273	(88,269)	246,411	168,534	77,877
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	40,441	169,160	(128,719)	345,492	203,706	141,786
MFS® Variable Insurance TrustSM:
MFS® Strategic Income Series	2,064	150,320	(148,256)	28,424	61,471	(33,047)
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Fund/VA Total	68,088	3,088,992	(3,020,904)	548,354	923,299	(374,945)
Oppenheimer Global Securities/VA	1,989	2,030	(41)	206,156	2,275,588	(2,069,432)
Oppenheimer Main Street Fund®/VA	113,387	5,519,682	(5,406,295)	230,573	1,335,796	(1,105,223)

141

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2006			2005

	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Oppenheimer Variable Account Funds (continued):
Oppenheimer Main Street Small Cap Fund®/VA	83,589	33,133	50,456	3,460	-	3,460
Oppenheimer Strategic Bond Fund/VA	56,977	57,032	(55)	675,728	4,613,488	(3,937,760)
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	146,416	62,050	84,366	130,830	39,747	91,083
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	215,251	145,135	70,116	269,584	48,415	221,169
Pioneer Fund VCT Portfolio - Class I	14,364	12,425	1,939	4,943	2,546	2,397
Pioneer High Yield VCT Portfolio - Class I	40,384	11,223	29,161	11,091	18,953	(7,862)
Pioneer Mid Cap Value VCT Portfolio - Class I	37,510	97,389	(59,879)	156,425	103,640	52,785
Wanger Advisors Trust:
Wanger Select	157,776	61,767	96,009	40,727	18,344	22,383
Wanger U.S. Smaller Companies	53,528	55,033	(1,505)	59,152	24,513	34,639

142

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

7. Unit Summary

A summary of units outstanding at December 31, 2006 follows:

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Annuity contracts in payout	9,647.547	$11.49 to $12.95	$ 119,984
Contracts in accumulation period:
Non-Qualified V	9,922.940	10.41	103,298
Non-Qualified V (0.75)	72,694.221	10.82	786,551
Non-Qualified IX	1,299.361	10.21	13,266
Non-Qualified XII	4,994.502	10.78	53,841
	98,558.571		$ 1,076,940

AIM V.I. Core Equity Fund - Series I Shares
Annuity contracts in payout	14,949.461	$12.57 to $13.27	$ 197,850
Contracts in accumulation period:
Non-Qualified V	34,848.251	9.96	347,089
Non-Qualified V (0.75)	103,106.080	10.35	1,067,148
Non-Qualified IX	853.713	9.77	8,341
Non-Qualified XII	221.432	10.31	2,283
	153,978.937		$ 1,622,711

Calvert Social Balanced Portfolio
Contracts in accumulation period:
Non-Qualified V	5,431.625	$ 24.37	$ 132,369
Non-Qualified V (0.75)	22,681.639	25.73	583,599
Non-Qualified VII	46,852.849	13.48	631,576
Non-Qualified VIII	55,126.116	13.67	753,574
	130,092.229		$ 2,101,118

Federated American Leaders Fund II
Annuity contracts in payout	1,546.188	$ 30.69	$ 47,453
Contracts in accumulation period:
Non-Qualified VII	819,868.861	30.17	24,735,444
Non-Qualified VIII	107.597	21.90	2,356
	821,522.646		$ 24,785,253

Federated Capital Income Fund II
Contracts in accumulation period:
Annuity contracts in payout	579.943	$ 16.80	$ 9,743
Non-Qualified VII	183,289.679	16.52	3,027,945
Non-Qualified VIII	60.873	13.86	844
	183,930.495		$ 3,038,532

Federated Equity Income Fund II
Contracts in accumulation period:
Annuity contracts in payout	7,479.160	$ 14.60	$ 109,196
Non-Qualified VII	358,466.073	16.98	6,086,754
	365,945.233		$ 6,195,950

Federated Fund for U.S. Government Securities II
Contracts in accumulation period:
Non-Qualified VII	145,843.897	$ 16.35	$ 2,384,548
	145,843.897		$ 2,384,548

143

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Federated High Income Bond Fund II
Annuity contracts in payout	2,139.725	$ 19.91	$ 42,602
Contracts in accumulation period:
Non-Qualified VII	331,184.884	19.57	6,481,288
	333,324.609		$ 6,523,890

Federated International Equity Fund II
Annuity contracts in payout	1,139.089	$ 20.35	$ 23,180
Contracts in accumulation period:
Non-Qualified VII	191,000.144	20.00	3,820,003
Non-Qualified VIII	118.672	18.60	2,207
	192,257.905		$ 3,845,390

Federated Mid Cap Growth Strategies Fund II
Contracts in accumulation period:
Non-Qualified VII	253,185.314	$ 25.41	$ 6,433,439
	253,185.314		$ 6,433,439

Federated Prime Money Fund II
Contracts in accumulation period:
Non-Qualified VII	160,927.410	$ 13.06	$ 2,101,712
	160,927.410		$ 2,101,712

Fidelity® VIP Equity-Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	390,752.662	$ 26.50	$ 10,354,946
Non-Qualified V (0.75)	747,829.803	27.98	20,924,278
Non-Qualified VII	1,992,501.966	31.39	62,544,637
Non-Qualified VIII	495,273.367	22.74	11,262,516
Non-Qualified IX	16,563.181	25.86	428,324
Non-Qualified X	35,908.869	26.50	951,585
Non-Qualified XII	6,090.701	15.94	97,086
Non-Qualified XIII	1,684,052.691	15.46	26,035,455
Non-Qualified XIV	1,930,750.460	15.06	29,077,102
Non-Qualified XV	537,979.042	14.87	7,999,748
Non-Qualified XVI	632,444.967	14.25	9,012,341
Non-Qualified XVIII	131,926.101	13.85	1,827,176
Non-Qualified XIX	503,930.956	13.98	7,044,955
Non-Qualified XX	11,870.773	16.73	198,598
	9,117,875.539		$ 187,758,747

Fidelity® VIP Growth Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	248,284.753	$ 18.95	$ 4,704,996
Non-Qualified V (0.75)	455,287.989	20.01	9,110,313
Non-Qualified IX	8,618.849	18.49	159,363
Non-Qualified X	6,351.947	18.95	120,369
Non-Qualified XII	7,415.057	12.05	89,351
Non-Qualified XX	2,235.383	13.85	30,960
	728,193.978		$ 14,215,352

144

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP High Income Portfolio - Initial Class
Annuity contracts in payout	19,860.998	$10.55 to $12.08	$ 222,823
	19,860.998		$ 222,823

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	129,186.268	$ 20.71	$ 2,675,448
Non-Qualified V (0.75)	243,288.579	21.87	5,320,721
Non-Qualified IX	1,541.825	20.22	31,176
Non-Qualified X	17,028.895	20.71	352,668
Non-Qualified XII	720.571	15.20	10,953
Non-Qualified XX	7,070.145	18.70	132,212
	398,836.283		$ 8,523,178

Fidelity® VIP Contrafund® Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	603,500.339	$ 31.94	$ 19,275,801
Non-Qualified V (0.75)	1,070,930.979	33.72	36,111,793
Non-Qualified VII	2,031,366.793	34.95	70,996,269
Non-Qualified VIII	414,221.958	28.30	11,722,481
Non-Qualified IX	22,815.134	31.18	711,376
Non-Qualified X	24,115.080	31.94	770,236
Non-Qualified XII	96,425.939	18.77	1,809,915
Non-Qualified XIII	2,563,000.455	17.46	44,749,988
Non-Qualified XIV	2,663,915.219	17.02	45,339,837
Non-Qualified XV	807,318.868	16.80	13,562,957
Non-Qualified XVI	754,711.393	13.33	10,060,303
Non-Qualified XVIII	217,382.329	12.95	2,815,101
Non-Qualified XIX	651,276.109	13.08	8,518,692
Non-Qualified XX	55,171.453	17.95	990,328
Non-Qualified XXII	2,363.960	10.91	25,791
	11,978,516.008		$ 267,460,868

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	1,644,684.669	$ 26.13	$ 42,975,610
Non-Qualified VIII	302,826.561	22.03	6,671,269
	1,947,511.230		$ 49,646,879

Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	70,533.788	$ 17.16	$ 1,210,360
	70,533.788		$ 1,210,360

Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified V	76,451.538	$ 18.25	$ 1,395,241
Non-Qualified V (0.75)	182,313.257	18.76	3,420,197
Non-Qualified IX	2,890.014	18.01	52,049
Non-Qualified XII	828.254	18.71	15,497
Non-Qualified XX	4,657.871	18.39	85,658
	267,140.934		$ 4,968,642

145

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Mutual Shares Securities Fund - Class 2
Contracts in accumulation period:
Non-Qualified XIII	47,950.005	$ 10.91	$ 523,135
Non-Qualified XIV	148,630.443	10.89	1,618,586
Non-Qualified XV	17,738.983	10.88	193,000
Non-Qualified XVI	13,640.322	10.88	148,407
Non-Qualified XVIII	15,279.108	10.84	165,626
Non-Qualified XIX	101,765.838	10.86	1,105,177
	345,004.699		$ 3,753,931

ING GET Fund - Series Q
Contracts in accumulation period:
Non-Qualified VII	42,449.758	$ 10.69	$ 453,788
Non-Qualified VIII	14,556.577	10.78	156,920
Non-Qualified XIII	428,240.131	10.94	4,684,947
Non-Qualified XIV	298,730.668	10.78	3,220,317
Non-Qualified XV	30,933.253	10.69	330,676
Non-Qualified XVI	742,537.187	10.67	7,922,872
Non-Qualified XVIII	211,196.244	10.42	2,200,665
Non-Qualified XIX	645,229.403	10.50	6,774,909
	2,413,873.221		$ 25,745,094

ING GET Fund - Series R
Contracts in accumulation period:
Non-Qualified VII	60,492.609	$ 11.08	$ 670,258
Non-Qualified VIII	6,184.409	11.16	69,018
Non-Qualified XIII	355,048.216	11.32	4,019,146
Non-Qualified XIV	215,622.514	11.16	2,406,347
Non-Qualified XV	30,249.190	11.08	335,161
Non-Qualified XVI	538,383.052	11.05	5,949,133
Non-Qualified XVIII	185,858.873	10.81	2,009,134
Non-Qualified XIX	582,604.797	10.89	6,344,566
	1,974,443.660		$ 21,802,763

ING GET Fund - Series S
Contracts in accumulation period:
Non-Qualified V	12,978.814	$ 11.25	$ 146,012
Non-Qualified V (0.75)	71,246.944	11.51	820,052
Non-Qualified VII	166,359.573	11.05	1,838,273
Non-Qualified VIII	34,094.581	11.13	379,473
Non-Qualified XIII	226,213.301	11.28	2,551,686
Non-Qualified XIV	207,916.956	11.13	2,314,116
Non-Qualified XV	52,220.227	11.05	577,034
Non-Qualified XVI	551,078.967	11.03	6,078,401
Non-Qualified XVIII	228,986.578	10.80	2,473,055
Non-Qualified XIX	663,458.949	10.87	7,211,799
	2,214,554.890		$ 24,389,901

146

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series T
Contracts in accumulation period:
Non-Qualified VII	79,202.510	$ 10.99	$ 870,436
Non-Qualified VIII	21,591.566	11.06	238,803
Non-Qualified XIII	239,990.500	11.20	2,687,894
Non-Qualified XIV	130,250.259	11.06	1,440,568
Non-Qualified XV	77,541.414	10.99	852,180
Non-Qualified XVI	581,466.093	10.96	6,372,868
Non-Qualified XVIII	155,655.514	10.75	1,673,297
Non-Qualified XIX	609,998.494	10.82	6,600,184
	1,895,696.350		$ 20,736,230

ING GET Fund - Series U
Contracts in accumulation period:
Non-Qualified VII	35,151.851	$ 11.21	$ 394,052
Non-Qualified VIII	9,745.832	11.28	109,933
Non-Qualified XIII	234,958.283	11.42	2,683,224
Non-Qualified XIV	106,750.336	11.28	1,204,144
Non-Qualified XV	36,194.202	11.21	405,737
Non-Qualified XVI	715,155.996	11.19	8,002,596
Non-Qualified XVIII	133,816.567	10.98	1,469,306
Non-Qualified XIX	485,933.661	11.05	5,369,567
	1,757,706.728		$ 19,638,559

ING GET Fund - Series V
Contracts in accumulation period:
Non-Qualified VII	76,180.077	$ 9.90	$ 754,183
Non-Qualified VIII	17,290.064	9.96	172,209
Non-Qualified XIII	316,324.321	10.07	3,185,386
Non-Qualified XIV	144,310.216	9.96	1,437,330
Non-Qualified XV	77,817.743	9.90	770,396
Non-Qualified XVI	1,134,993.048	9.88	11,213,731
Non-Qualified XVIII	118,734.573	9.71	1,152,913
Non-Qualified XIX	1,231,572.281	9.77	12,032,461
	3,117,222.323		$ 30,718,609

ING AllianceBernstein Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,140.954	$ 12.53	$ 164,656
Non-Qualified V (0.75)	30,827.347	12.64	389,658
Non-Qualified IX	240.852	12.48	3,006
Non-Qualified XX	1,529.656	12.60	19,274
	45,738.809		$ 576,594

147

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Funds Growth Portfolio
Annuity contracts in payout	121,636.389	$ 13.33	$ 1,621,413
Contracts in accumulation period:
Non-Qualified XIII	788,860.469	13.06	10,302,518
Non-Qualified XIV	630,881.609	12.98	8,188,843
Non-Qualified XV	257,030.319	12.94	3,325,972
Non-Qualified XVI	311,106.635	12.92	4,019,498
Non-Qualified XVIII	99,587.888	12.80	1,274,725
Non-Qualified XIX	252,206.607	12.84	3,238,333
	2,461,309.916		$ 31,971,302

ING American Funds Growth-Income Portfolio
Annuity contracts in payout	170,013.166	$ 12.53	$ 2,130,265
Contracts in accumulation period:
Non-Qualified XIII	641,966.766	12.28	7,883,352
Non-Qualified XIV	804,970.271	12.20	9,820,637
Non-Qualified XV	346,846.531	12.16	4,217,654
Non-Qualified XVI	195,962.060	12.15	2,380,939
Non-Qualified XVIII	101,812.934	12.03	1,224,810
Non-Qualified XIX	255,885.064	12.07	3,088,533
	2,517,456.792		$ 30,746,190

ING American Funds International Portfolio
Annuity contracts in payout	56,121.935	$ 15.16	$ 850,809
Contracts in accumulation period:
Non-Qualified XIII	531,720.015	14.89	7,917,311
Non-Qualified XIV	701,548.466	14.80	10,382,917
Non-Qualified XV	217,631.102	14.75	3,210,059
Non-Qualified XVI	216,023.566	14.73	3,182,027
Non-Qualified XVIII	97,070.331	14.59	1,416,256
Non-Qualified XIX	274,663.005	14.64	4,021,066
	2,094,778.420		$ 30,980,445

ING BlackRock Large Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	31,115.539	$ 12.38	$ 385,210
Non-Qualified XIV	56,471.743	12.32	695,732
Non-Qualified XV	10,327.755	12.29	126,928
Non-Qualified XVI	21,865.111	12.28	268,504
Non-Qualified XVIII	4,032.937	12.18	49,121
Non-Qualified XIX	8,246.631	12.21	100,691
	132,059.716		$ 1,626,186

ING Evergreen Health Sciences Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	6,052.801	$ 12.60	$ 76,265
Non-Qualified V (0.75)	37,990.882	12.71	482,864
Non-Qualified XX	205.986	12.67	2,610
	44,249.669		$ 561,739

148

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Omega Portfolio - Institutional Class
Annuity contracts in payout	87,994.660	$10.79 to $11.30	$ 993,974
Contracts in accumulation period:
Non-Qualified VII	371,565.507	10.62	3,946,026
Non-Qualified VIII	2,884.667	10.64	30,693
Non-Qualified XIII	212,780.775	11.92	2,536,347
Non-Qualified XIV	265,687.895	11.86	3,151,058
Non-Qualified XV	139,308.671	11.83	1,648,022
Non-Qualified XVI	63,144.548	11.82	746,369
Non-Qualified XVIII	48,619.459	11.73	570,306
Non-Qualified XIX	66,110.873	11.76	777,464
	1,258,097.055		$ 14,400,259

ING FMRSM Diversified Mid Cap
Portfolio - Institutional Class
Annuity contracts in payout	180,106.756	$ 9.94	$ 1,790,261
Contracts in accumulation period:
Non-Qualified VII	661,410.873	9.86	6,521,511
Non-Qualified VIII	229,475.589	9.87	2,264,924
Non-Qualified XIII	625,810.447	9.89	6,189,265
Non-Qualified XIV	667,245.719	9.87	6,585,715
Non-Qualified XV	158,234.183	9.86	1,560,189
Non-Qualified XVI	173,663.242	9.85	1,710,583
Non-Qualified XVIII	95,740.526	9.82	940,172
Non-Qualified XIX	140,674.155	9.83	1,382,827
	2,932,361.490		$ 28,945,447

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	21,887.575	$ 13.07	$ 286,071
Non-Qualified V (0.75)	62,389.174	13.18	822,289
Non-Qualified IX	3,956.535	13.01	51,475
Non-Qualified XII	12,399.384	13.17	163,300
Non-Qualified XX	24,439.859	13.13	320,895
	125,072.527		$ 1,644,030

ING FMRSM Large Cap Growth
Portfolio - Institutional Class
Annuity contracts in payout	98,353.139	$ 10.71	$ 1,053,362
Contracts in accumulation period:
Non-Qualified VII	3,186,485.580	10.04	31,992,315
Non-Qualified VIII	418,621.803	10.06	4,211,335
Non-Qualified XIII	1,280,434.039	10.77	13,790,275
Non-Qualified XIV	1,283,910.549	10.71	13,750,682
Non-Qualified XV	387,223.407	10.69	4,139,418
Non-Qualified XVI	388,421.079	10.68	4,148,337
Non-Qualified XVIII	128,758.551	10.60	1,364,841
Non-Qualified XIX	355,167.797	10.62	3,771,882
	7,527,375.944		$ 78,222,447

149

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	313.976	$ 9.83	$ 3,086
Non-Qualified XIV	1,609.541	9.81	15,790
Non-Qualified XV	5,112.663	9.80	50,104
Non-Qualified XVI	537.484	9.80	5,267
Non-Qualified XVIII	984.861	9.77	9,622
Non-Qualified XIX	2,610.615	9.78	25,532
	11,169.140		$ 109,401

ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	63,272.718	$ 10.96	$ 693,469
Non-Qualified XIV	80,342.771	10.94	878,950
Non-Qualified XV	33,372.916	10.93	364,766
Non-Qualified XVI	47,431.591	10.92	517,953
Non-Qualified XVIII	16,200.655	10.89	176,425
Non-Qualified XIX	154,523.883	10.90	1,684,310
	395,144.534		$ 4,315,873

ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	70,365.760	$ 13.67	$ 961,900
Non-Qualified XIV	12,418.046	13.64	169,382
Non-Qualified XV	18,345.565	13.62	249,867
Non-Qualified XVI	24,380.841	13.62	332,067
Non-Qualified XVIII	11,300.886	13.58	153,466
Non-Qualified XIX	11,025.899	13.59	149,842
	147,836.997		$ 2,016,524

ING Global Resources Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	58,434.901	$ 9.96	$ 582,012
Non-Qualified XIV	39,399.017	9.94	391,626
Non-Qualified XV	17,201.284	9.93	170,809
Non-Qualified XVI	23,941.586	9.92	237,501
Non-Qualified XVIII	6,435.932	9.89	63,651
Non-Qualified XIX	16,613.138	9.90	164,470
	162,025.858		$ 1,610,069

150

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity
Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	231,336.066	$ 14.73	$ 3,407,580
Non-Qualified VIII	23,921.038	14.76	353,075
Non-Qualified XIII	21,252.132	11.42	242,699
Non-Qualified XIV	7,879.966	11.40	89,832
Non-Qualified XV	11,376.769	11.39	129,581
Non-Qualified XVI	17,156.658	11.38	195,243
Non-Qualified XVIII	1,018.450	11.35	11,559
Non-Qualified XIX	5,076.886	11.36	57,673
	319,017.965		$ 4,487,242

ING JPMorgan Emerging Markets Equity
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	43,809.750	$ 17.98	$ 787,699
Non-Qualified V (0.75)	280,745.295	18.13	5,089,912
Non-Qualified IX	18,581.799	17.90	332,614
Non-Qualified XX	6,331.079	18.07	114,403
	349,467.923		$ 6,324,628

ING JPMorgan Small Cap Core Equity
Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	172,618.227	$ 13.25	$ 2,287,192
Non-Qualified XIV	166,053.898	13.19	2,190,251
Non-Qualified XV	44,227.930	13.15	581,597
Non-Qualified XVI	51,886.048	13.14	681,783
Non-Qualified XVIII	15,431.152	13.04	201,222
Non-Qualified XIX	73,342.674	13.07	958,589
	523,559.929		$ 6,900,634

ING JPMorgan Small Cap Core Equity
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,012.232	$ 13.01	$ 52,199
Non-Qualified V (0.75)	21,119.476	13.12	277,088
Non-Qualified XX	2,199.494	13.08	28,769
	27,331.202		$ 358,056

ING JPMorgan Value Opportunities
Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified XIII	1,058,261.067	$ 12.76	$ 13,503,411
Non-Qualified XIV	990,414.949	12.69	12,568,366
Non-Qualified XV	293,319.042	12.66	3,713,419
Non-Qualified XVI	441,031.858	12.65	5,579,053
Non-Qualified XVIII	115,164.974	12.55	1,445,320
Non-Qualified XIX	357,959.476	12.59	4,506,710
	3,256,151.366		$ 41,316,279

151

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Value Opportunities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified VII	258,379.364	$ 12.59	$ 3,252,996
Non-Qualified VIII	22,946.966	12.62	289,591
	281,326.330		$ 3,542,587

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	16,949.079	$ 16.98	$ 287,795
Non-Qualified V (0.75)	316,711.252	17.21	5,450,601
Non-Qualified IX	26.507	16.87	447
Non-Qualified XIII	336,503.780	10.86	3,654,431
Non-Qualified XIV	119,793.389	10.84	1,298,560
Non-Qualified XV	82,997.629	10.83	898,864
Non-Qualified XVI	123,278.652	10.83	1,335,108
Non-Qualified XVIII	64,719.472	10.79	698,323
Non-Qualified XIX	19,852.762	10.80	214,410
Non-Qualified XX	2,528.974	17.12	43,296
	1,083,361.496		$ 13,881,835

ING Legg Mason Value Portfolio - Institutional Class
Annuity contracts in payout	177,177.619	$ 12.46	$ 2,207,633
Contracts in accumulation period:
Non-Qualified XIII	644,824.455	12.20	7,866,858
Non-Qualified XIV	973,370.733	12.12	11,797,253
Non-Qualified XV	401,590.851	12.08	4,851,217
Non-Qualified XVI	176,588.862	12.06	2,129,662
Non-Qualified XVIII	56,437.897	11.95	674,433
Non-Qualified XIX	206,110.781	11.99	2,471,268
	2,636,101.198		$ 31,998,324

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,092.031	$ 12.08	$ 37,352
Non-Qualified V (0.75)	43,045.148	12.18	524,290
Non-Qualified XX	737.619	12.14	8,955
	46,874.798		$ 570,597

ING LifeStyle Aggressive Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	21,109.267	$ 12.38	261,333
Non-Qualified XIV	42,860.165	12.33	528,466
Non-Qualified XV	11,252.975	12.31	138,524
Non-Qualified XVI	9,432.957	12.30	116,025
Non-Qualified XIX	15,925.580	12.25	195,088
	100,580.944		1,239,436

152

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	171,376.488	$ 11.98	$ 2,053,090
Non-Qualified XIV	146,098.622	11.93	1,742,957
Non-Qualified XV	80,756.868	11.91	961,814
Non-Qualified XVI	93,833.542	11.90	1,116,619
Non-Qualified XVIII	113,360.549	11.83	1,341,055
Non-Qualified XIX	132,550.685	11.85	1,570,726
	737,976.754		$ 8,786,261

ING LifeStyle Moderate Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	290,252.412	$ 11.63	$ 3,375,636
Non-Qualified XIV	338,282.434	11.58	3,917,311
Non-Qualified XV	76,688.928	11.56	886,524
Non-Qualified XVI	261,810.648	11.55	3,023,913
Non-Qualified XVIII	78,665.963	11.48	903,085
Non-Qualified XIX	148,682.445	11.50	1,709,848
	1,194,382.830		$ 13,816,317

ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	119,485.635	$ 11.34	$ 1,354,967
Non-Qualified XIV	316,791.532	11.29	3,576,576
Non-Qualified XV	113,922.676	11.27	1,283,909
Non-Qualified XVI	148,401.342	11.26	1,670,999
Non-Qualified XVIII	44,156.046	11.19	494,106
Non-Qualified XIX	181,613.705	11.22	2,037,706
	924,370.936		$ 10,418,263

ING Lord Abbett Affiliated Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V	3,699.408	$ 10.79	$ 39,917
Non-Qualified V (0.75)	462.567	10.83	5,010
	4,161.975		$ 44,927

ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	6,195.030	$ 10.82	$ 67,030
Non-Qualified XIV	49,788.656	10.80	537,717
Non-Qualified XV	22,621.021	10.79	244,081
Non-Qualified XVI	15,519.209	10.79	167,452
Non-Qualified XVIII	497.190	10.75	5,345
Non-Qualified XIX	4,579.797	10.77	49,324
	99,200.903		$ 1,070,949

153

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MarketPro Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XV	1,958.410	$ 10.45	$ 20,465
	1,958.410		$ 20,465

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	13,390.432	$ 11.80	$ 158,007
Non-Qualified V (0.75)	30,456.902	11.90	362,437
Non-Qualified XIII	18,994.343	10.11	192,033
Non-Qualified XIV	7,359.747	10.09	74,260
Non-Qualified XV	3,747.411	10.08	37,774
Non-Qualified XVI	4,273.523	10.08	43,077
Non-Qualified XVIII	2,804.419	10.05	28,184
Non-Qualified XIX	2,173.750	10.06	21,868
	83,200.527		$ 917,640

ING Marsico International Opportunities
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	15,977.665	$ 15.22	$ 243,180
Non-Qualified V (0.75)	82,641.042	15.35	1,268,540
Non-Qualified VII	182,540.129	10.69	1,951,354
Non-Qualified VIII	13,425.135	10.70	143,649
Non-Qualified IX	3,703.912	15.16	56,151
Non-Qualified XII	1,619.387	15.34	24,841
Non-Qualified XIII	243,015.839	15.30	3,718,142
Non-Qualified XIV	184,872.819	15.22	2,813,764
Non-Qualified XV	53,515.060	15.18	812,359
Non-Qualified XVI	84,239.773	15.17	1,277,917
Non-Qualified XVIII	19,715.559	15.06	296,916
Non-Qualified XIX	66,928.619	15.09	1,009,953
Non-Qualified XX	120.479	15.30	1,843
	952,315.418		$ 13,618,609

ING MFS Total Return Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified VII	2,103,047.402	$ 11.53	$ 24,248,137
Non-Qualified VIII	584,339.014	11.56	6,754,959
Non-Qualified XIII	2,289,414.558	11.62	26,602,997
Non-Qualified XIV	2,874,990.044	11.56	33,234,885
Non-Qualified XV	882,542.133	11.53	10,175,711
Non-Qualified XVI	1,085,679.131	11.52	12,507,024
Non-Qualified XVIII	176,475.024	11.43	2,017,110
Non-Qualified XIX	704,486.808	11.46	8,073,419
	10,700,974.114		$ 123,614,242

154

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,328.310	$ 13.92	$ 380,410
Non-Qualified V (0.75)	81,054.788	14.17	1,148,546
Non-Qualified IX	681.190	14.37	9,789
Non-Qualified X	947.930	13.92	13,195
Non-Qualified XII	2,064.733	14.15	29,216
Non-Qualified XX	5,429.750	14.07	76,397
	117,506.701		$ 1,657,553

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	12,745.560	$ 14.74	$ 187,870
Non-Qualified V (0.75)	65,923.600	14.86	979,625
Non-Qualified IX	2,285.450	14.68	33,550
	80,954.610		$ 1,201,045

ING Oppenheimer Main Street Portfolio® - Institutional Class
Annuity contracts in payout	3,238.148	$ 12.19	$ 39,473
Contracts in accumulation period:
Non-Qualified VII	53,331.457	12.55	669,310
Non-Qualified VIII	12,734.913	12.58	160,205
Non-Qualified XIII	38,762.635	12.64	489,960
Non-Qualified XIV	57,034.401	12.58	717,493
Non-Qualified XV	15,518.421	12.55	194,756
Non-Qualified XVI	26,216.833	12.54	328,759
Non-Qualified XVIII	11,617.979	12.44	144,528
Non-Qualified XIX	27,882.049	12.47	347,689
	246,336.836		$ 3,092,173

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	13,332.004	$ 12.57	$ 167,583
	13,332.004		$ 167,583

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	18,216.862	$ 11.28	$ 205,486
Non-Qualified V (0.75)	113,284.002	11.37	1,288,039
Non-Qualified VII	201,989.681	11.29	2,280,463
Non-Qualified VIII	5,994.184	11.32	67,854
Non-Qualified IX	5,216.875	11.23	58,586
Non-Qualified XX	819.494	11.33	9,285
Non-Qualified XXII	822.354	10.55	8,676
	346,343.452		$ 3,918,389

155

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Pioneer Fund Portfolio - Institutional Class
Annuity contracts in payout	351,040.264	$11.79 to $12.71	$ 4,392,039
Contracts in accumulation period:
Non-Qualified V	4,375.309	10.79	47,210
Non-Qualified V (0.75)	3,380.655	10.83	36,612
Non-Qualified IX	234.297	10.78	2,526
Non-Qualified XIII	459,403.103	12.77	5,866,578
Non-Qualified XIV	702,556.564	12.71	8,929,494
Non-Qualified XV	264,561.976	12.68	3,354,646
Non-Qualified XVI	92,003.110	12.67	1,165,679
Non-Qualified XVIII	44,031.235	12.57	553,473
Non-Qualified XIX	156,319.648	12.60	1,969,628
	2,077,906.161		$ 26,317,885

ING Pioneer Mid Cap Value Portfolio - Institutional Class
Contracts in accumulation period:
Non-Qualified V (0.75)	3,417.666	$ 10.63	$ 36,330
	3,417.666		$ 36,330

ING Pioneer Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	10,637.263	$ 10.58	$ 112,542
Non-Qualified XIV	7,067.654	10.55	74,564
Non-Qualified XV	3,071.882	10.54	32,378
Non-Qualified XVI	10,567.589	10.54	111,382
Non-Qualified XIX	1,249.558	10.52	13,145
	32,593.946		$ 344,011

ING T. Rowe Price Capital Appreciation
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	137,634.102	$ 12.38	$ 1,703,910
Non-Qualified V (0.75)	285,151.316	12.48	3,558,688
Non-Qualified IX	11,284.425	12.33	139,137
Non-Qualified XII	796.014	12.47	9,926
Non-Qualified XX	31,534.575	12.44	392,290
	466,400.432		$ 5,803,951

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	71,222.485	$ 16.68	$ 1,187,991
Non-Qualified V (0.75)	210,381.993	16.98	3,572,286
Non-Qualified IX	245.711	17.57	4,317
Non-Qualified XIII	37,896.425	11.08	419,892
Non-Qualified XIV	19,203.293	11.05	212,196
Non-Qualified XV	6,126.274	11.04	67,634
Non-Qualified XVI	31,478.958	11.04	347,528
Non-Qualified XVIII	3,936.894	11.01	43,345
Non-Qualified XIX	26,114.149	11.02	287,778
Non-Qualified XX	12,308.019	16.86	207,513
	418,914.201		$ 6,350,480

156

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Templeton Global Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	15,467.436	$ 11.15	$ 172,462
Non-Qualified XIV	11,917.913	11.12	132,527
Non-Qualified XV	10,396.003	11.11	115,500
Non-Qualified XVI	8,273.869	11.11	91,923
Non-Qualified XVIII	9,715.958	11.08	107,653
Non-Qualified XIX	6,442.696	11.09	71,449
	62,213.875		$ 691,514

ING UBS U.S. Allocation Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	119,509.967	$ 11.94	$ 1,426,949
Non-Qualified XIV	279,585.175	11.87	3,318,676
Non-Qualified XV	36,731.638	11.84	434,903
Non-Qualified XVI	88,211.167	11.83	1,043,538
Non-Qualified XVIII	12,541.216	11.74	147,234
Non-Qualified XIX	67,015.426	11.77	788,772
	603,594.589		$ 7,160,072

ING Van Kampen Growth and Income
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	27,501.022	$ 12.65	$ 347,888
Non-Qualified V (0.75)	85,163.001	12.76	1,086,680
Non-Qualified IX	661.095	12.60	8,330
Non-Qualified XII	935.278	12.75	11,925
Non-Qualified XX	1,680.242	12.71	21,356
	115,940.638		$ 1,476,179

ING Van Kampen Real Estate Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	19,761.658	$ 12.30	$ 243,068
Non-Qualified V (0.75)	63,152.013	12.34	779,296
Non-Qualified IX	2,567.721	12.28	31,532
Non-Qualified XII	233.496	12.34	2,881
Non-Qualified XX	1,569.233	12.32	19,333
Non-Qualified XXII	280.204	11.88	3,329
	87,564.325		$ 1,079,439

157

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus International Equity
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,148.431	$ 10.86	$ 45,052
Non-Qualified V (0.75)	16,921.517	10.90	184,445
Non-Qualified VII	745,956.188	10.91	8,138,382
Non-Qualified VIII	86,957.084	10.92	949,571
Non-Qualified XIII	2,891.707	10.94	31,635
Non-Qualified XIV	12,411.597	10.92	135,535
Non-Qualified XV	2,752.226	10.91	30,027
Non-Qualified XVI	5,532.426	10.90	60,303
Non-Qualified XVIII	2,431.204	10.87	26,427
Non-Qualified XIX	6,944.047	10.88	75,551
	886,946.427		$ 9,676,928

ING Wells Fargo Mid Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	5.663	$ 10.75	$ 61
Non-Qualified V (0.75)	725.416	10.79	7,827
Non-Qualified XII	933.104	10.79	10,068
Non-Qualified XIII	2,131.969	10.69	22,791
Non-Qualified XIV	2,406.500	10.67	25,677
Non-Qualified XV	1,549.638	10.66	16,519
Non-Qualified XVI	10,446.607	10.65	111,256
Non-Qualified XIX	2,894.499	10.63	30,769
	21,093.396		$ 224,968

ING Wells Fargo Small Cap Disciplined
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,563.669	$ 10.51	$ 47,964
Non-Qualified V (0.75)	4,619.984	10.55	48,741
Non-Qualified XII	21.538	10.54	227
Non-Qualified XIII	990.269	10.47	10,368
Non-Qualified XIV	10,535.887	10.45	110,100
Non-Qualified XV	4,396.132	10.44	45,896
Non-Qualified XVI	3,562.076	10.44	37,188
Non-Qualified XIX	7,049.178	10.42	73,452
	35,738.733		$ 373,936

ING American Century Large Company Value
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	4,045.634	$ 12.99	$ 52,553
Non-Qualified V (0.75)	10,140.287	13.30	134,866
	14,185.921		$ 187,419

158

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Select Portfolio - Initial Class
Annuity contracts in payout	354,894.636	$10.18 to $10.26	$ 3,613,034
Contracts in accumulation period:
Non-Qualified V	242,952.899	9.87	2,397,945
Non-Qualified V (0.75)	258,505.928	9.96	2,574,719
Non-Qualified VII	1,188,975.979	10.40	12,365,350
Non-Qualified VIII	152,149.004	10.43	1,586,914
Non-Qualified IX	4,861.648	9.82	47,741
Non-Qualified X	10,550.687	9.87	104,135
Non-Qualified XII	2,453.793	9.96	24,440
Non-Qualified XIII	872,524.052	10.48	9,144,052
Non-Qualified XIV	1,168,100.022	10.43	12,183,283
Non-Qualified XV	385,818.964	10.40	4,012,517
Non-Qualified XVI	97,741.907	10.39	1,015,538
Non-Qualified XVIII	45,238.582	10.31	466,410
Non-Qualified XIX	99,090.463	10.34	1,024,595
Non-Qualified XX	882.271	9.93	8,761
	4,884,740.835		$ 50,569,434

ING American Century Small-Mid Cap Value
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	19,668.923	$ 15.74	$ 309,589
Non-Qualified V (0.75)	74,089.209	16.11	1,193,577
Non-Qualified IX	618.821	15.55	9,623
Non-Qualified XII	679.500	16.07	10,920
Non-Qualified XX	6,920.311	18.32	126,780
	101,976.764		$ 1,650,489

ING Baron Asset Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	243.622	$ 10.09	$ 2,458
Non-Qualified V (0.75)	416.461	10.12	4,215
	660.083		$ 6,673

ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	44,010.928	$ 17.46	$ 768,431
Non-Qualified V (0.75)	153,595.184	17.87	2,744,746
Non-Qualified IX	2,534.384	17.25	43,718
Non-Qualified XII	758.580	17.83	13,525
Non-Qualified XIII	137,397.271	10.11	1,389,086
Non-Qualified XIV	71,496.734	10.09	721,402
Non-Qualified XV	48,654.522	10.08	490,438
Non-Qualified XVI	65,239.095	10.08	657,610
Non-Qualified XVIII	2,977.529	10.05	29,924
Non-Qualified XIX	9,302.055	10.06	93,579
Non-Qualified XX	5,516.812	19.69	108,626
	541,483.094		$ 7,061,085

159

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Columbia Small Cap Value II Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V (0.75)	2,599.144	$ 10.10	$ 26,251
Non-Qualified XIII	145,330.367	10.08	1,464,930
Non-Qualified XIV	63,674.125	10.06	640,562
Non-Qualified XV	44,497.102	10.05	447,196
Non-Qualified XVI	63,968.916	10.05	642,888
Non-Qualified XVIII	2,376.417	10.02	23,812
Non-Qualified XIX	4,824.302	10.03	48,388
	327,270.373		$ 3,294,027

ING Davis Venture Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	18,413.957	$ 13.15	$ 242,144
Non-Qualified V (0.75)	59,333.296	13.46	798,626
Non-Qualified IX	65.523	12.68	831
Non-Qualified XIII	12,159.693	10.98	133,513
Non-Qualified XIV	19,536.693	10.96	214,122
Non-Qualified XV	14,731.503	10.95	161,310
Non-Qualified XVI	22,077.772	10.95	241,752
Non-Qualified XVIII	9,975.350	10.91	108,831
Non-Qualified XIX	16,558.933	10.92	180,824
Non-Qualified XX	56.920	15.96	908
	172,909.640		$ 2,082,861

ING Fundamental Research Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	820.802	$ 12.70	$ 10,424
Non-Qualified V (0.75)	1,079.695	13.00	14,036
	1,900.497		$ 24,460

ING Goldman Sachs® Capital Growth
Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	7,464.296	$ 11.38	$ 84,944
Non-Qualified V (0.75)	14,964.068	11.65	174,331
Non-Qualified XII	873.069	11.62	10,145
Non-Qualified XX	933.732	13.68	12,773
	24,235.165		$ 282,193

160

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan International Portfolio - Initial Class
Annuity contracts in payout	158,390.615	$14.70 to $17.47	$ 2,741,290
Contracts in accumulation period:
Non-Qualified V	182,613.307	30.07	5,491,182
Non-Qualified V (0.75)	165,940.248	31.74	5,266,943
Non-Qualified VII	246,552.995	16.41	4,045,935
Non-Qualified VIII	59,182.877	16.64	984,803
Non-Qualified IX	4,547.845	29.34	133,434
Non-Qualified X	3,422.342	30.07	102,910
Non-Qualified XII	4,094.064	14.64	59,937
Non-Qualified XIII	710,270.209	13.52	9,602,853
Non-Qualified XIV	685,770.777	13.18	9,038,459
Non-Qualified XV	207,477.786	13.01	2,699,286
Non-Qualified XVI	217,826.170	11.09	2,415,692
Non-Qualified XVIII	109,797.611	10.78	1,183,618
Non-Qualified XIX	144,649.570	10.88	1,573,787
Non-Qualified XX	1,339.097	17.51	23,448
	2,901,875.513		$ 45,363,577

ING JPMorgan Mid Cap Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	36,505.168	$ 17.29	$ 631,174
Non-Qualified V (0.75)	101,688.605	17.70	1,799,888
Non-Qualified IX	5,495.686	17.09	93,921
Non-Qualified XX	12,185.780	19.74	240,547
	155,875.239		$ 2,765,530

ING Legg Mason Partners Aggressive Growth
Portfolio - Initial Class
Annuity contracts in payout	129,831.953	$11.58 to $12.39	$ 1,504,393
Contracts in accumulation period:
Non-Qualified V	246,322.817	17.08	4,207,194
Non-Qualified V (0.75)	199,069.051	18.04	3,591,206
Non-Qualified VII	1,248,173.664	16.27	20,307,786
Non-Qualified VIII	215,783.487	11.18	2,412,459
Non-Qualified IX	6,923.168	16.67	115,409
Non-Qualified X	8,232.181	17.08	140,606
Non-Qualified XII	944.743	9.84	9,296
Non-Qualified XIII	361,845.914	9.31	3,368,785
Non-Qualified XIV	441,322.994	9.07	4,002,800
Non-Qualified XV	143,266.366	8.96	1,283,667
Non-Qualified XVI	127,055.273	6.29	799,178
Non-Qualified XVIII	43,973.033	6.11	268,675
Non-Qualified XIX	78,244.078	6.17	482,766
Non-Qualified XX	1,078.769	16.44	17,735
	3,252,067.491		$ 42,511,955

161

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Lord Abbett U.S. Government Securities
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified VII	100,954.709	$ 10.43	$ 1,052,958
Non-Qualified VIII	54.642	10.44	570
Non-Qualified XIII	252,691.933	10.46	2,643,158
Non-Qualified XIV	339,649.698	10.44	3,545,943
Non-Qualified XV	123,302.548	10.43	1,286,046
Non-Qualified XVI	162,046.552	10.42	1,688,525
Non-Qualified XVIII	36,933.989	10.39	383,744
Non-Qualified XIX	91,231.623	10.40	948,809
	1,106,865.694		$ 11,549,753

ING Neuberger Berman Partners Portfolio - Initial Class
Annuity contracts in payout	715,447.123	$10.42 to $10.49	$ 7,491,875
Contracts in accumulation period:
Non-Qualified VII	1,119,615.996	10.33	11,565,633
Non-Qualified VIII	376,866.713	10.34	3,896,802
Non-Qualified XIII	680,597.864	10.36	7,050,994
Non-Qualified XIV	1,060,155.845	10.34	10,962,011
Non-Qualified XV	344,571.717	10.33	3,559,426
Non-Qualified XVI	194,663.190	10.33	2,010,871
Non-Qualified XVIII	65,450.770	10.30	674,143
Non-Qualified XIX	198,391.970	10.31	2,045,421
	4,755,761.188		$ 49,257,176

ING Neuberger Berman Regency Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	5,719.736	$ 10.11	$ 57,827
Non-Qualified XIV	26,566.271	10.09	268,054
Non-Qualified XVI	905.449	10.08	9,127
Non-Qualified XVIII	871.968	10.05	8,763
Non-Qualified XIX	2,629.446	10.06	26,452
	36,692.870		$ 370,223

ING OpCap Balanced Value Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	31,865.650	$ 12.94	$ 412,342
Non-Qualified V (0.75)	56,064.751	13.24	742,297
Non-Qualified IX	1,610.086	12.26	19,740
Non-Qualified XX	728.786	15.43	11,245
	90,269.273		$ 1,185,624

162

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Annuity contracts in payout	413,666.120	$13.56 to $13.59	$ 5,609,334
Contracts in accumulation period:
Non-Qualified V	875,159.987	13.57	11,871,285
Non-Qualified V (0.75)	2,114,069.216	13.70	28,962,748
Non-Qualified VII	5,058,379.697	13.97	70,665,564
Non-Qualified VIII	801,709.301	14.00	11,223,930
Non-Qualified IX	49,930.248	13.51	674,558
Non-Qualified X	28,854.774	13.57	391,559
Non-Qualified XII	38,273.558	13.69	523,965
Non-Qualified XIII	1,644,706.071	14.07	23,141,014
Non-Qualified XIV	1,527,189.034	14.00	21,380,646
Non-Qualified XV	435,475.016	13.97	6,083,586
Non-Qualified XVI	285,593.385	13.95	3,984,028
Non-Qualified XVIII	97,726.201	13.85	1,353,508
Non-Qualified XIX	283,041.423	13.88	3,928,615
Non-Qualified XX	36,554.213	13.65	498,965
	13,690,328.244		$ 190,293,305

ING Oppenheimer Strategic Income Portfolio - Initial Class
Annuity contracts in payout	268,389.184	$10.66 to $10.93	$ 2,901,909
Contracts in accumulation period:
Non-Qualified V	212,295.960	10.72	2,275,813
Non-Qualified V (0.75)	438,534.064	10.82	4,744,939
Non-Qualified VII	1,448,500.231	10.80	15,643,802
Non-Qualified VIII	313,935.827	10.83	3,399,925
Non-Qualified IX	3,574.943	10.67	38,145
Non-Qualified X	10,508.498	10.72	112,651
Non-Qualified XII	134.300	10.81	1,452
Non-Qualified XIII	1,038,725.454	10.88	11,301,333
Non-Qualified XIV	1,340,318.499	10.83	14,515,649
Non-Qualified XV	439,967.718	10.80	4,751,651
Non-Qualified XVI	533,738.357	10.79	5,759,037
Non-Qualified XVIII	128,633.811	10.70	1,376,382
Non-Qualified XIX	311,105.006	10.73	3,338,157
Non-Qualified XX	11,291.349	10.78	121,721
Non-Qualified XXII	825.989	10.54	8,706
	6,500,479.190		$ 70,291,272

ING Oppenheimer Strategic Income Portfolio - Service Class
Annuity contracts in payout	92.481	$ 10.73	$ 992
	92.481		$ 992

163

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	137,249.694	$ 11.75	$ 1,612,684
Non-Qualified V (0.75)	390,618.080	12.03	4,699,136
Non-Qualified IX	23,071.446	11.61	267,859
Non-Qualified XX	12,142.788	11.65	141,463
	563,082.008		$ 6,721,142

ING Pioneer High Yield Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	81.129	$ 10.58	$ 858
Non-Qualified V (0.75)	1,931.006	10.61	20,488
	2,012.135		$ 21,346

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	36,675.276	$ 11.68	$ 428,367
Non-Qualified V (0.75)	44,081.256	11.78	519,277
Non-Qualified IX	1,011.518	11.64	11,774
	81,768.050		$ 959,418

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	22,232.675	$ 12.13	$ 269,682
Non-Qualified V (0.75)	47,666.677	12.23	582,963
	69,899.352		$ 852,645

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	29,207.835	$ 12.47	$ 364,222
Non-Qualified V (0.75)	7,053.582	12.58	88,734
	36,261.417		$ 452,956

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	8,107.764	$ 12.81	$ 103,860
Non-Qualified V (0.75)	12,893.974	12.92	166,590
Non-Qualified XX	140.416	12.88	1,809
	21,142.154		$ 272,259

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	22,775.624	$ 10.92	$ 248,710
Non-Qualified V (0.75)	14,453.533	11.02	159,278
	37,229.157		$ 407,988

164

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	691,089.972	$ 11.95	$ 8,258,525
Non-Qualified V (0.75)	837,703.214	12.07	10,111,078
Non-Qualified VII	1,362,629.301	12.57	17,128,250
Non-Qualified VIII	233,358.359	12.61	2,942,649
Non-Qualified IX	32,008.893	11.90	380,906
Non-Qualified X	20,517.274	11.95	245,181
Non-Qualified XII	5,552.315	12.06	66,961
Non-Qualified XIII	1,229,214.817	12.67	15,574,152
Non-Qualified XIV	1,040,223.687	12.61	13,117,221
Non-Qualified XV	365,462.123	12.57	4,593,859
Non-Qualified XVI	229,757.213	12.56	2,885,751
Non-Qualified XVIII	111,842.743	12.47	1,394,679
Non-Qualified XIX	123,532.112	12.50	1,544,151
Non-Qualified XX	4,472.875	12.02	53,764
	6,287,364.898		$ 78,297,127

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Annuity contracts in payout	434,105.839	$12.35 to $15.97	$ 6,907,056
Contracts in accumulation period:
Non-Qualified V	164,311.156	23.96	3,936,895
Non-Qualified V (0.75)	325,715.271	25.30	8,240,596
Non-Qualified VII	1,231,358.394	30.09	37,051,574
Non-Qualified VIII	159,580.965	22.01	3,512,377
Non-Qualified IX	10,772.245	23.39	251,963
Non-Qualified X	7,951.143	23.96	190,509
Non-Qualified XII	2,167.567	14.94	32,383
Non-Qualified XX	7,392.768	16.31	120,576
	2,343,355.348		$ 60,243,929

ING Templeton Foreign Equity Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	3,197.024	$ 11.18	$ 35,743
Non-Qualified V (0.75)	29,979.836	11.21	336,074
Non-Qualified XII	99.848	11.21	1,119
Non-Qualified XIII	3,102.144	11.22	34,806
Non-Qualified XIV	1,558.615	11.19	17,441
Non-Qualified XV	14,264.419	11.18	159,476
Non-Qualified XVI	7,271.133	11.18	81,291
Non-Qualified XVIII	1,757.251	11.15	19,593
Non-Qualified XIX	2,639.515	11.16	29,457
	63,869.785		$ 715,000

165

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Thornburg Value Portfolio - Initial Class
Annuity contracts in payout	176,618.079	$12.44 to $18.63	$ 3,274,621
Contracts in accumulation period:
Non-Qualified V	117,112.335	30.57	3,580,124
Non-Qualified V (0.75)	99,659.783	32.27	3,216,021
Non-Qualified VII	326,455.641	14.33	4,678,109
Non-Qualified VIII	87,607.745	14.53	1,272,941
Non-Qualified IX	3,626.021	29.83	108,164
Non-Qualified X	3,729.119	30.57	113,999
Non-Qualified XIII	366,594.389	11.94	4,377,137
Non-Qualified XIV	402,459.818	11.64	4,684,632
Non-Qualified XV	85,906.950	11.49	987,071
Non-Qualified XVI	213,820.210	7.27	1,554,473
Non-Qualified XVIII	63,635.830	7.06	449,269
Non-Qualified XIX	87,016.119	7.13	620,425
Non-Qualified XX	287.274	15.44	4,436
	2,034,529.313		$ 28,921,422

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	215,490.765	$ 17.71	$ 3,816,341
Non-Qualified V (0.75)	199,310.558	18.70	3,727,107
Non-Qualified VI	16,887.341	15.04	253,986
Non-Qualified VII	889,065.339	17.32	15,398,612
Non-Qualified VIII	131,679.375	12.04	1,585,420
Non-Qualified IX	6,990.618	17.29	120,868
Non-Qualified X	96,025.218	17.71	1,700,607
Non-Qualified XI	9,149.913	15.04	137,615
Non-Qualified XIII	234,469.792	11.85	2,778,467
Non-Qualified XIV	345,709.810	11.55	3,992,948
Non-Qualified XV	104,267.704	11.40	1,188,652
Non-Qualified XVI	167,366.047	8.53	1,427,632
Non-Qualified XVIII	35,716.637	8.29	296,091
Non-Qualified XIX	66,945.906	8.37	560,337
	2,519,075.023		$ 36,984,683

ING UBS U.S. Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified XIII	1,568.883	$ 9.72	$ 15,250
Non-Qualified XV	1,160.327	9.69	11,244
Non-Qualified XIX	295.804	9.67	2,860
	3,025.014		$ 29,354

ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Non-Qualified V	38,300.246	$ 14.34	$ 549,226
Non-Qualified V (0.75)	170,749.917	14.68	2,506,609
Non-Qualified IX	1,953.741	14.17	27,685
Non-Qualified XII	1,127.704	14.65	16,521
Non-Qualified XX	8,807.957	16.85	148,414
	220,939.565		$ 3,248,455

166

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Initial Class
Contracts in accumulation period:
Non-Qualified V	608,590.819	$ 11.89	$ 7,236,145
Non-Qualified V (0.75)	856,791.002	12.00	10,281,492
Non-Qualified VII	2,650,462.543	12.09	32,044,092
Non-Qualified VIII	670,896.871	12.12	8,131,270
Non-Qualified IX	6,307.282	11.84	74,678
Non-Qualified X	18,613.387	11.89	221,313
Non-Qualified XII	2,975.181	11.99	35,672
Non-Qualified XIII	2,450,441.771	12.18	29,846,381
Non-Qualified XIV	2,565,652.538	12.12	31,095,709
Non-Qualified XV	800,173.768	12.09	9,674,101
Non-Qualified XVI	656,379.885	12.07	7,922,505
Non-Qualified XVIII	124,371.834	11.98	1,489,975
Non-Qualified XIX	352,341.533	12.01	4,231,622
Non-Qualified XX	8,390.447	11.96	100,350
	11,772,388.861		$ 142,385,305

ING VP Strategic Allocation Conservative Portfolio - Class I
Annuity contracts in payout	180,805.537	$ 16.28	$ 2,943,514
Contracts in accumulation period:
Non-Qualified V	54,761.098	18.42	1,008,699
Non-Qualified V (0.75)	42,630.266	19.45	829,159
Non-Qualified VII	382,892.910	18.09	6,926,533
Non-Qualified VIII	134,201.301	17.07	2,290,816
Non-Qualified IX	885.457	17.98	15,921
Non-Qualified X	5,339.698	19.05	101,721
	801,516.267		$ 14,116,363

ING VP Strategic Allocation Growth Portfolio - Class I
Annuity contracts in payout	201,159.329	$10.68 to $14.30	$ 2,778,370
Contracts in accumulation period:
Non-Qualified V	75,156.803	20.81	1,564,013
Non-Qualified V (0.75)	128,556.477	21.97	2,824,386
Non-Qualified VII	316,639.819	20.44	6,472,118
Non-Qualified VIII	65,251.011	18.38	1,199,314
Non-Qualified IX	2,861.310	20.31	58,113
Non-Qualified X	10,404.640	21.52	223,908
	800,029.389		$ 15,120,222

ING VP Strategic Allocation Moderate Portfolio - Class I
Annuity contracts in payout	370,945.415	$10.87 to $13.89	$ 5,111,798
Contracts in accumulation period:
Non-Qualified V	58,716.786	19.50	1,144,977
Non-Qualified V (0.75)	59,958.310	20.58	1,233,942
Non-Qualified VII	579,526.916	19.15	11,097,940
Non-Qualified VIII	88,923.863	17.54	1,559,725
Non-Qualified IX	500.418	19.03	9,523
Non-Qualified X	2,679.405	20.16	54,017
Non-Qualified XX	3,281.684	14.26	46,797
	1,164,532.797		$ 20,258,719

167

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I
Annuity contracts in payout	1,656,235.562	$8.06 to $305.35	$ 88,652,063
Contracts in accumulation period:
Non-Qualified 1964	958.663	261.22	250,422
Non-Qualified V	2,298,688.612	24.34	55,950,081
Non-Qualified V (0.75)	4,131,304.909	25.69	106,133,223
Non-Qualified VI	770,657.053	22.90	17,648,047
Non-Qualified VII	2,055,253.206	23.96	49,243,867
Non-Qualified VIII	440,708.639	16.21	7,143,887
Non-Qualified IX	46,438.209	23.75	1,102,907
Non-Qualified X	950,496.130	24.93	23,695,869
Non-Qualified XI	5,829.313	23.45	136,697
Non-Qualified XII	38,133.826	10.33	393,922
Non-Qualified XIII	822,465.242	9.89	8,134,181
Non-Qualified XIV	775,591.685	9.64	7,476,704
Non-Qualified XV	294,206.140	9.52	2,800,842
Non-Qualified XVI	213,943.459	8.49	1,816,380
Non-Qualified XVIII	55,589.103	8.25	458,610
Non-Qualified XIX	114,565.938	8.33	954,334
Non-Qualified XX	40,044.182	14.81	593,054
Non-Qualified XXII	2,486.416	11.06	27,500
	14,713,596.287		$ 372,612,590

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Non-Qualified VII	32,096.086	$ 10.96	$ 351,773
Non-Qualified VIII	16,734.149	11.02	184,410
Non-Qualified XIII	306,752.339	11.14	3,417,221
Non-Qualified XIV	130,598.918	11.02	1,439,200
Non-Qualified XV	8,364.882	10.96	91,679
Non-Qualified XVI	491,987.031	10.94	5,382,338
Non-Qualified XVIII	33,375.942	10.76	359,125
Non-Qualified XIX	494,843.242	10.82	5,354,204
	1,514,752.589		$ 16,579,950

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Non-Qualified VII	29,172.699	$ 10.57	$ 308,355
Non-Qualified VIII	23,456.993	10.62	249,113
Non-Qualified XIII	146,248.423	10.73	1,569,246
Non-Qualified XIV	90,935.289	10.62	965,733
Non-Qualified XV	28,035.603	10.57	296,336
Non-Qualified XVI	300,349.366	10.55	3,168,686
Non-Qualified XVIII	45,510.506	10.39	472,854
Non-Qualified XIX	190,377.292	10.45	1,989,443
	854,086.171		$ 9,019,766

168

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Non-Qualified VII	690,402.276	$ 10.25	$ 7,076,623
Non-Qualified VIII	366,031.083	10.30	3,770,120
Non-Qualified XIII	466,219.102	10.40	4,848,679
Non-Qualified XIV	229,421.911	10.30	2,363,046
Non-Qualified XV	111,514.740	10.25	1,143,026
Non-Qualified XVI	362,242.601	10.24	3,709,364
Non-Qualified XVIII	38,142.556	10.10	385,240
Non-Qualified XIX	488,014.383	10.14	4,948,466
	2,751,988.652		$ 28,244,564

ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Non-Qualified VII	39,815.687	$ 10.91	$ 434,389
Non-Qualified VIII	670.345	10.96	7,347
Non-Qualified XIII	73,793.219	11.05	815,415
Non-Qualified XIV	87,906.168	10.96	963,452
Non-Qualified XV	22,816.917	10.91	248,933
Non-Qualified XVI	135,497.241	10.89	1,475,565
Non-Qualified XVIII	10,072.400	10.75	108,278
Non-Qualified XIX	98,382.894	10.80	1,062,535
	468,954.871		$ 5,115,914

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Non-Qualified VII	20,578.918	$ 11.51	$ 236,863
Non-Qualified VIII	7,406.713	11.55	85,548
Non-Qualified XIII	119,458.019	11.64	1,390,491
Non-Qualified XIV	22,635.874	11.55	261,444
Non-Qualified XV	26,011.085	11.51	299,388
Non-Qualified XVI	50,428.618	11.49	579,425
Non-Qualified XVIII	6,655.441	11.36	75,606
Non-Qualified XIX	30,932.033	11.41	352,934
	284,106.701		$ 3,281,699

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Non-Qualified VII	480,466.398	$ 11.00	$ 5,285,130
Non-Qualified VIII	96,866.611	11.04	1,069,407
Non-Qualified XIII	1,106,044.647	11.11	12,288,156
Non-Qualified XIV	1,286,359.112	11.04	14,201,405
Non-Qualified XV	710,300.153	11.00	7,813,302
Non-Qualified XVI	80,941.035	10.98	888,733
Non-Qualified XVIII	103.285	10.87	1,123
Non-Qualified XIX	89,783.660	10.91	979,540
	3,850,864.901		$ 42,526,796

169

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Non-Qualified VII	396,228.637	$ 10.86	$ 4,303,043
Non-Qualified VIII	14,408.120	10.90	157,049
Non-Qualified XIII	637,651.670	10.97	6,995,039
Non-Qualified XIV	833,462.527	10.90	9,084,742
Non-Qualified XV	632,558.132	10.86	6,869,581
Non-Qualified XVI	44,524.706	10.85	483,093
Non-Qualified XVIII	362.977	10.75	3,902
Non-Qualified XIX	104,317.176	10.78	1,124,539
	2,663,513.945		$ 29,020,988

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Non-Qualified VII	250,935.050	$ 10.97	$ 2,752,757
Non-Qualified VIII	28,202.519	11.01	310,510
Non-Qualified XIII	941,617.279	11.04	10,395,455
Non-Qualified XIV	846,242.984	10.98	9,291,748
Non-Qualified XV	440,335.700	10.95	4,821,676
Non-Qualified XVI	26,627.604	10.94	291,306
Non-Qualified XVIII	264.072	10.86	2,868
Non-Qualified XIX	17,747.957	10.88	193,098
	2,551,973.165		$ 28,059,418

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Non-Qualified VII	45,773.222	$ 10.78	$ 493,435
Non-Qualified XIII	658,143.975	10.83	7,127,699
Non-Qualified XIV	692,030.276	10.79	7,467,007
Non-Qualified XV	384,767.978	10.76	4,140,103
Non-Qualified XVI	53,345.996	10.75	573,469
Non-Qualified XIX	21,952.736	10.71	235,114
	1,856,014.183		$ 20,036,827

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Non-Qualified VII	15,506.887	$ 10.75	$ 166,699
Non-Qualified VIII	19,406.161	10.79	209,392
Non-Qualified XIII	478,786.250	10.80	5,170,892
Non-Qualified XIV	727,352.023	10.76	7,826,308
Non-Qualified XV	397,171.780	10.74	4,265,625
Non-Qualified XVI	11,098.341	10.73	119,085
Non-Qualified XIX	22,873.391	10.69	244,517
	1,672,194.833		$ 18,002,518

170

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Non-Qualified VII	18,005.470	$ 10.60	$ 190,858
Non-Qualified VIII	3,392.685	10.62	36,030
Non-Qualified XIII	331,780.037	10.65	3,533,457
Non-Qualified XIV	348,566.832	10.62	3,701,780
Non-Qualified XV	220,781.513	10.60	2,340,284
Non-Qualified XVI	445,001.890	10.59	4,712,570
Non-Qualified XVIII	100,277.479	10.54	1,056,925
Non-Qualified XIX	315,086.833	10.56	3,327,317
	1,782,892.739		$ 18,899,221

ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Non-Qualified VII	106,799.438	$ 11.20	$ 1,196,154
Non-Qualified VIII	5,809.336	11.21	65,123
Non-Qualified XIII	723,632.028	11.24	8,133,624
Non-Qualified XIV	524,333.501	11.21	5,877,779
Non-Qualified XV	434,669.916	11.20	4,868,303
Non-Qualified XVI	1,195,717.446	11.19	13,380,078
Non-Qualified XVIII	614,944.346	11.15	6,856,629
Non-Qualified XIX	767,289.070	11.17	8,570,619
	4,373,195.081		$ 48,948,309

ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Non-Qualified VII	142,061.466	$ 10.08	$ 1,431,980
Non-Qualified VIII	10,635.686	10.09	107,314
Non-Qualified XIII	619,490.662	10.11	6,263,051
Non-Qualified XIV	397,510.232	10.09	4,010,878
Non-Qualified XV	282,212.510	10.08	2,844,702
Non-Qualified XVI	1,545,804.846	10.08	15,581,713
Non-Qualified XVIII	498,023.704	10.06	5,010,118
Non-Qualified XIX	920,461.408	10.06	9,259,842
	4,416,200.514		$ 44,509,598

ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Non-Qualified XIII	7,194.360	$ 10.00	$ 71,944
Non-Qualified XIV	1,329.503	10.00	13,295
	8,523.863		$ 85,239

171

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	131,384.147	$ 4.21	$ 553,127
Non-Qualified V (0.75)	374,553.576	4.36	1,633,054
Non-Qualified VII	420,854.074	4.17	1,754,961
Non-Qualified VIII	39,712.088	4.21	167,188
Non-Qualified IX	11,216.807	4.14	46,438
Non-Qualified X	3,642.023	4.28	15,588
Non-Qualified XII	4,406.945	4.34	19,126
Non-Qualified XIII	333,574.400	4.30	1,434,370
Non-Qualified XIV	338,658.380	4.21	1,425,752
Non-Qualified XV	50,793.863	4.17	211,810
Non-Qualified XVI	139,826.018	4.34	606,845
Non-Qualified XVIII	19,588.796	4.22	82,665
Non-Qualified XIX	42,524.284	4.26	181,153
Non-Qualified XX	578.458	14.07	8,139
	1,911,313.859		$ 8,140,216

ING VP Growth Portfolio - Class I
Annuity contracts in payout	139,018.248	$11.33 to $16.00	$ 2,186,125
Contracts in accumulation period:
Non-Qualified V	39,839.508	15.66	623,887
Non-Qualified V (0.75)	180,008.588	16.44	2,959,341
Non-Qualified VII	216,056.910	15.42	3,331,598
Non-Qualified VIII	97,336.436	15.65	1,523,315
Non-Qualified IX	1,530.669	15.29	23,404
Non-Qualified XII	74.586	10.22	762
Non-Qualified XIII	384,088.708	9.39	3,606,593
Non-Qualified XIV	308,909.431	9.15	2,826,521
Non-Qualified XV	68,268.775	9.04	617,150
Non-Qualified XVI	97,304.493	5.98	581,881
Non-Qualified XVIII	10,391.100	5.81	60,372
Non-Qualified XIX	70,453.225	5.87	413,560
	1,613,280.677		$ 18,754,509

ING VP Index Plus LargeCap Portfolio - Class I
Annuity contracts in payout	2,329,716.831	$9.62 to $19.20	$ 40,184,588
Contracts in accumulation period:
Non-Qualified V	181,789.365	21.84	3,970,280
Non-Qualified V (0.75)	1,000,569.448	22.99	23,003,092
Non-Qualified VII	837,661.670	21.48	17,992,973
Non-Qualified VIII	296,024.528	21.45	6,349,726
Non-Qualified IX	8,673.904	21.31	184,841
Non-Qualified XII	8,420.904	13.37	112,587
Non-Qualified XIII	1,906,033.736	12.76	24,320,990
Non-Qualified XIV	1,519,687.157	12.44	18,904,908
Non-Qualified XV	720,006.321	12.28	8,841,678
Non-Qualified XVI	467,969.193	9.41	4,403,590
Non-Qualified XVIII	107,306.034	9.15	981,850
Non-Qualified XIX	192,725.637	9.24	1,780,785
Non-Qualified XX	86,929.023	15.39	1,337,838
	9,663,513.751		$ 152,369,726

172

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	92,920.603	$ 22.30	$ 2,072,129
Non-Qualified V (0.75)	578,989.136	23.29	13,484,657
Non-Qualified IX	8,794.047	21.82	191,886
Non-Qualified XII	32,877.673	24.21	795,968
Non-Qualified XX	8,449.926	17.41	147,113
Non-Qualified XXII	2,093.487	10.94	22,903
	724,124.872		$ 16,714,656

ING VP Index Plus SmallCap Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	77,992.237	$ 17.56	$ 1,369,544
Non-Qualified V (0.75)	379,834.932	18.34	6,966,173
Non-Qualified IX	7,294.543	17.18	125,320
Non-Qualified XII	9,971.823	19.70	196,445
Non-Qualified XX	2,857.751	18.40	52,583
Non-Qualified XXII	1,551.626	11.11	17,239
	479,502.912		$ 8,727,304

ING VP International Equity Portfolio - Class I
Annuity contracts in payout	183,538.021	$15.11 to $15.97	$ 2,777,554
Contracts in accumulation period:
Non-Qualified V	21,794.468	13.28	289,431
Non-Qualified V (0.75)	80,792.730	13.87	1,120,595
Non-Qualified VII	176,371.316	13.09	2,308,701
Non-Qualified VIII	48,523.830	13.27	643,911
Non-Qualified XIII	279,288.488	12.74	3,558,135
Non-Qualified XIV	274,032.661	12.42	3,403,486
Non-Qualified XV	129,488.046	12.26	1,587,523
Non-Qualified XVI	171,155.981	9.98	1,708,137
Non-Qualified XVIII	20,062.988	9.70	194,611
Non-Qualified XIX	61,722.646	9.79	604,265
	1,446,771.175		$ 18,196,349

ING VP Small Company Portfolio - Class I
Annuity contracts in payout	247,614.207	$13.57 to $28.08	$ 6,842,242
Contracts in accumulation period:
Non-Qualified V	30,663.141	27.86	854,275
Non-Qualified V (0.75)	249,131.539	29.24	7,284,606
Non-Qualified VII	543,957.717	27.43	14,920,760
Non-Qualified VIII	161,031.720	27.83	4,481,513
Non-Qualified IX	2,727.984	27.19	74,174
Non-Qualified XII	30,888.211	20.16	622,706
Non-Qualified XIII	684,406.613	19.58	13,400,681
Non-Qualified XIV	523,572.747	19.08	9,989,768
Non-Qualified XV	131,196.739	18.84	2,471,747
Non-Qualified XVI	256,477.305	13.68	3,508,610
Non-Qualified XVIII	64,130.898	13.29	852,300
Non-Qualified XIX	201,180.585	13.42	2,699,843
Non-Qualified XX	416.116	17.82	7,415
	3,127,395.522		$ 68,010,640

173

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	31,622.026	$ 21.80	$ 689,360
Non-Qualified V (0.75)	106,434.515	22.88	2,435,222
Non-Qualified VII	318,470.336	21.46	6,834,373
Non-Qualified VIII	64,897.803	21.78	1,413,474
Non-Qualified IX	1,544.172	21.27	32,845
Non-Qualified XII	5,679.103	15.46	87,799
Non-Qualified XX	841.474	14.90	12,538
Non-Qualified XXII	1,452.300	11.05	16,048
	530,941.729		$ 11,521,659

ING VP Value Opportunity Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	38,701.679	$ 11.40	$ 441,199
Non-Qualified XIV	31,801.068	11.36	361,260
Non-Qualified XV	5,154.184	11.34	58,448
Non-Qualified XVI	10,527.345	11.33	119,275
Non-Qualified XVIII	3,233.246	11.28	36,471
Non-Qualified XIX	15,484.391	11.30	174,974
	104,901.913		$ 1,191,627

ING VP Financial Services Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	9,883.603	$ 13.73	$ 135,702
Non-Qualified V (0.75)	18,315.915	13.91	254,774
Non-Qualified IX	2,336.183	13.63	31,842
Non-Qualified XXII	292.129	11.36	3,319
	30,827.830		$ 425,637

ING VP High Yield Bond Portfolio - Class I
Contracts in accumulation period:
Annuity contracts in payout	218,273.707	$10.52 to $10.59	$ 2,311,270
Non-Qualified VII	822,836.401	10.61	8,730,294
Non-Qualified VIII	181,694.450	10.62	1,929,595
Non-Qualified XIII	559,355.672	10.64	5,951,544
Non-Qualified XIV	663,066.332	10.62	7,041,764
Non-Qualified XV	194,116.865	10.61	2,059,580
Non-Qualified XVI	216,009.965	10.61	2,291,866
Non-Qualified XVIII	75,475.163	10.58	798,527
Non-Qualified XIX	173,994.934	10.59	1,842,606
	3,104,823.489		$ 32,957,046

ING VP International Value Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	48,899.575	$ 16.39	$ 801,464
Non-Qualified V (0.75)	302,402.414	16.85	5,095,481
Non-Qualified IX	7,998.920	16.17	129,343
Non-Qualified XII	39,108.937	16.80	657,030
Non-Qualified XX	2,267.293	18.38	41,673
	400,677.139		$ 6,724,991

174

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	8,498.678	$ 11.93	$ 101,389
Non-Qualified V (0.75)	24,745.602	12.26	303,381
Non-Qualified XII	528.853	12.23	6,468
	33,773.133		$ 411,238

ING VP MidCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	182,940.521	$ 10.77	$ 1,970,269
Non-Qualified XIV	201,731.838	10.59	2,136,340
Non-Qualified XV	66,759.222	10.50	700,972
Non-Qualified XVI	128,370.758	10.47	1,344,042
Non-Qualified XVIII	32,260.759	10.20	329,060
Non-Qualified XIX	130,415.755	10.29	1,341,978
	742,478.853		$ 7,822,661

ING VP Real Estate Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	19,204.888	$ 20.74	$ 398,309
Non-Qualified V (0.75)	200,853.391	21.02	4,221,938
Non-Qualified IX	2,913.923	20.61	60,056
Non-Qualified XII	19,184.597	21.00	402,877
	242,156.799		$ 5,083,180

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	2,093.211	$ 8.89	$ 18,609
Non-Qualified V (0.75)	21,694.977	9.13	198,075
Non-Qualified XII	317.306	9.11	2,891
Non-Qualified XX	1,418.503	15.40	21,845
	25,523.997		$ 241,420

ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Non-Qualified XIII	172,833.798	$ 8.48	$ 1,465,631
Non-Qualified XIV	192,021.766	8.33	1,599,541
Non-Qualified XV	41,922.499	8.26	346,280
Non-Qualified XVI	97,738.267	8.24	805,363
Non-Qualified XVIII	41,407.149	8.03	332,499
Non-Qualified XIX	83,166.567	8.10	673,649
	629,090.046		$ 5,222,963

175

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I
Annuity contracts in payout	1,463,976.191	$10.64 to $38.70	$ 39,848,025
Contracts in accumulation period:
Non-Qualified V	1,060,626.898	28.72	30,461,205
Non-Qualified V (0.75)	683,158.428	30.32	20,713,364
Non-Qualified VI	36,073.252	24.27	875,498
Non-Qualified VII	1,057,043.381	27.81	29,396,376
Non-Qualified VIII	303,633.377	19.91	6,045,341
Non-Qualified IX	9,161.411	28.03	256,794
Non-Qualified X	135,747.734	29.42	3,993,698
Non-Qualified XI	1,222.514	24.86	30,392
Non-Qualified XII	13,781.844	14.34	197,632
Non-Qualified XIII	932,999.545	13.86	12,931,374
Non-Qualified XIV	750,983.237	13.51	10,145,784
Non-Qualified XV	328,104.201	13.34	4,376,910
Non-Qualified XVI	271,647.491	11.19	3,039,735
Non-Qualified XVIII	46,677.461	10.87	507,384
Non-Qualified XIX	165,562.206	10.98	1,817,873
Non-Qualified XX	93,249.191	14.07	1,312,016
Non-Qualified XXII	4,733.140	10.73	50,787
	7,358,381.502		$ 166,000,188

ING VP Intermediate Bond Portfolio - Class I
Annuity contracts in payout	424,971.826	$10.76 to $79.47	$ 10,407,859
Contracts in accumulation period:
Non-Qualified V	769,350.794	19.81	15,240,839
Non-Qualified V (0.75)	955,126.627	20.91	19,971,698
Non-Qualified VI	10,211.772	18.19	185,752
Non-Qualified VII	929,669.903	19.19	17,840,365
Non-Qualified VIII	274,574.472	16.52	4,535,970
Non-Qualified IX	5,556.007	19.33	107,398
Non-Qualified X	145,608.054	20.10	2,926,722
Non-Qualified XII	738.287	14.94	11,030
Non-Qualified XIII	919,428.277	14.67	13,488,013
Non-Qualified XIV	1,076,685.160	14.30	15,396,598
Non-Qualified XV	360,941.572	14.11	5,092,886
Non-Qualified XVI	468,016.272	13.52	6,327,580
Non-Qualified XVIII	63,076.117	13.14	828,820
Non-Qualified XIX	246,478.125	13.27	3,270,765
Non-Qualified XX	4,482.821	11.97	53,659
Non-Qualified XXII	2,454.378	10.25	25,157
	6,657,370.464		$ 115,711,111

176

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Money Market Portfolio - Class I
Annuity contracts in payout	367,009.059	$10.28 to $12.32	$ 4,506,768
Contracts in accumulation period:
Non-Qualified V	457,898.934	14.62	6,694,482
Non-Qualified V (0.75)	1,377,937.624	15.44	21,275,357
Non-Qualified VI	6,394.164	14.35	91,756
Non-Qualified VII	2,561,195.440	14.32	36,676,319
Non-Qualified VIII	527,584.707	13.10	6,911,360
Non-Qualified IX	2,330.093	14.27	33,250
Non-Qualified X	168,142.014	14.62	2,458,236
Non-Qualified XII	9,399.106	12.49	117,395
Non-Qualified XIII	3,097,408.582	12.29	38,067,151
Non-Qualified XIV	3,939,178.159	11.98	47,191,354
Non-Qualified XV	1,797,824.250	11.83	21,268,261
Non-Qualified XVI	1,320,442.165	10.81	14,273,980
Non-Qualified XVIII	806,409.865	10.51	8,475,368
Non-Qualified XIX	1,528,301.913	10.61	16,215,283
Non-Qualified XX	68,142.703	10.63	724,357
Non-Qualified XXII	216.284	10.17	2,200
	18,035,815.062		$ 224,982,877

ING VP Natural Resources Trust
Contracts in accumulation period:
Non-Qualified V	47,246.316	$ 28.37	$ 1,340,378
Non-Qualified V (0.75)	109,047.025	29.95	3,265,958
Non-Qualified VII	27,510.417	27.76	763,689
Non-Qualified IX	3,826.133	27.69	105,946
Non-Qualified X	882.068	28.37	25,024
Non-Qualified XII	1,385.052	22.27	30,845
	189,897.011		$ 5,531,840

Janus Aspen Series Balanced Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	677.153	$ 31.04	$ 21,019
	677.153		$ 21,019

Janus Aspen Series Flexible Bond
Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	513.661	$ 22.39	$ 11,501
	513.661		$ 11,501

Janus Aspen Series Large Cap Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	285.053	$ 21.47	$ 6,120
Non-Qualified IX	98.805	19.85	1,961
	383.858		$ 8,081

177

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Mid Cap Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	179.434	$ 27.25	$ 4,890
Non-Qualified IX	79.372	25.19	1,999
	258.806		$ 6,889

Janus Aspen Series Worldwide Growth
Portfolio - Institutional Shares
Contracts in accumulation period:
Non-Qualified V (0.75)	263.314	$ 26.53	$ 6,986
	263.314		$ 6,986

Lord Abbett Series Fund - Growth and Income
Portfolio - Class VC
Contracts in accumulation period:
Non-Qualified V	102,722.446	$ 13.35	$ 1,371,345
Non-Qualified V (0.75)	470,422.928	13.72	6,454,203
Non-Qualified IX	1,553.323	13.17	20,457
Non-Qualified XII	1,380.899	13.68	18,891
Non-Qualified XX	4,076.049	16.27	66,317
	580,155.645		$ 7,931,213

Lord Abbett Series Fund - Mid-Cap Value
Portfolio - Class VC
Contracts in accumulation period:
Non-Qualified V	89,757.882	$ 14.88	$ 1,335,597
Non-Qualified V (0.75)	199,990.902	15.29	3,057,861
Non-Qualified IX	10,962.783	14.68	160,934
Non-Qualified XII	971.487	15.25	14,815
Non-Qualified XX	3,511.670	17.86	62,718
Non-Qualified XXII	884.278	11.47	10,143
	306,079.002		$ 4,642,068

Oppenheimer Aggressive Growth Fund/VA
Annuity contracts in payout	5,892.821	$10.41 to $12.91	$ 73,959
	5,892.821		$ 73,959

Oppenheimer Global Securities/VA
Contracts in accumulation period:
Non-Qualified V (0.75)	3,335.769	$ 24.76	$ 82,594
	3,335.769		$ 82,594

Oppenheimer Main Street Fund®/VA
Annuity contracts in payout	32,318.078	$10.78 to $12.56	$ 380,711
	32,318.078		$ 380,711

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Non-Qualified V	5,888.476	$ 13.32	$ 78,435
Non-Qualified V (0.75)	42,907.313	13.43	576,245
Non-Qualified IX	2,659.167	13.26	35,261
Non-Qualified XX	2,461.067	13.38	32,929
	53,916.023		$ 722,869

178

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Non-Qualified V (0.75)	207,500.546	$ 10.97	$ 2,276,281
Non-Qualified V	13,840.868	10.83	149,897
Non-Qualified IX	2,359.601	10.75	25,366
	223,701.015		$ 2,451,544

Pioneer Equity Income VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	151,276.156	$ 14.04	$ 2,123,917
Non-Qualified V (0.75)	243,690.737	14.43	3,516,457
Non-Qualified IX	3,461.524	13.85	47,942
Non-Qualified XII	24,250.982	14.39	348,972
Non-Qualified XX	8,305.664	16.92	140,532
	430,985.063		$ 6,177,820

Pioneer Fund VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	1,997.556	$ 12.22	$ 24,410
Non-Qualified V (0.75)	7,164.680	12.55	89,917
Non-Qualified IX	209.872	12.05	2,529
Non-Qualified XX	58.734	15.41	905
	9,430.842		$ 117,761

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	17,336.811	$ 11.48	$ 199,027
Non-Qualified V (0.75)	24,169.744	11.64	281,336
	41,506.555		$ 480,363

Pioneer Mid Cap Value VCT Portfolio - Class I
Contracts in accumulation period:
Non-Qualified V	33,141.360	$ 16.94	$ 561,415
Non-Qualified V (0.75)	153,951.511	17.41	2,680,296
Non-Qualified IX	8,807.020	16.71	147,165
Non-Qualified XII	14,827.861	17.36	257,412
Non-Qualified XX	2,153.298	18.99	40,891
	212,881.050		$ 3,687,179

Wanger Select
Contracts in accumulation period:
Non-Qualified V	20,522.932	$ 14.72	$ 302,098
Non-Qualified V (0.75)	116,468.879	14.91	1,736,551
Non-Qualified IX	2,756.637	14.62	40,302
Non-Qualified XX	412.170	14.83	6,112
	140,160.618		$ 2,085,063

Wanger U.S. Smaller Companies
Contracts in accumulation period:
Non-Qualified V	5,887.173	$ 13.55	$ 79,771
Non-Qualified V (0.75)	35,413.611	13.73	486,229
Non-Qualified IX	229.978	13.46	3,096
	41,530.762		$ 569,096

179

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Non-Qualified 1964

Individual Contracts issued from December 1, 1964 to March 14, 1967.

Non-Qualified V

Certain AetnaPlus Contracts issued in connection with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified Contracts.

Non-Qualified V (0.75)

Subset of Non-Qualified V Contracts having a mortality and expense charge of 0.75%

Non-Qualified VI

Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

Non-Qualified VII

Certain individual and group Contracts issued as non-qualified deferred annuity contracts or Individual retirement annuity Contracts issued since May 4, 1994.

Non-Qualified VIII

Certain individual retirement annuity Contracts issued since May 1, 1998.

Non-Qualified IX

Group Aetna Plus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with deferred compensation plans.

Non-Qualified X

Group AetnaPlus contracts containing contractual limits on fees, issued in connection with deferred compensation plans and as individual non-qualified Contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

Non-Qualified XI

Certain Contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

180

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Non-Qualified XII

Certain individual retirement annuity contracts issued since March 1999.

Non-Qualified XIII

Certain individual retirement annuity Contracts issued since October 1, 1998.

Non-Qualified XIV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XV

Certain individual retirement annuity Contracts issued since September 1, 1998.

Non-Qualified XVI

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XVIII

Certain individual retirement annuity Contracts issued since September 2000.

Non-Qualified XIX

Certain individual retirement annuity Contracts issued since August 2000.

Non-Qualified XX

Certain deferred compensation Contracts issued since December 2002.

Non-Qualified XXII

Certain AetnaPlus Contracts issued in conjunction with deferred compensation plans issued since August 28, 1992, and certain individual non-qualified contracts having a mortality and expense charge of 0.90% .

181

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, follows:

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

AIM V.I. Capital Appreciation Fund - Series I Shares
2006	99	$10.21 to $12.95	$ 1,077	0.08%	0.75% to 1.50%	4.94% to 5.56%
2005	44	$9.92 to $10.25	448	-	0.75% to 1.25%	7.59% to 8.01%
2004	1,652	$5.69 to $9.99	15,172	-	0.75% to 1.90%	4.60% to 5.80%
2003	2,018	$5.44 to $9.46	17,500	-	0.75% to 1.90%	27.10% to 28.59%
2002	2,233	$4.28 to $7.37	14,832	-	0.45% to 1.90%	-25.80% to -0.04%
AIM V.I. Core Equity Fund - Series I Shares
2006	154	$9.77 to $13.27	1,623	0.72%	0.75% to 1.50%	15.08% to 15.90%
2005	101	$8.49 to $8.93	893	0.08%	0.75% to 1.50%	3.66% to 4.46%
2004	2,909	$6.71 to $12.80	31,830	0.91%	0.75% to 2.25%	6.85% to 8.23%
2003	3,366	$6.28 to $11.86	34,908	0.97%	0.75% to 2.25%	22.18% to 23.44%
2002	3,742	$5.14 to $7.67	29,940	0.30%	0.75% to 2.25%	-17.19% to -16.21%
Calvert Social Balanced Portfolio
2006	130	$13.48 to $25.73	2,101	2.00%	0.75% to 1.40%	7.24% to 7.97%
2005	153	$12.57 to $23.83	2,190	1.77%	0.75% to 1.40%	4.14% to 4.84%
2004	166	$12.07 to $22.73	2,229	1.66%	0.75% to 1.40%	6.81% to 7.47%
2003	178	$11.30 to $21.15	2,228	1.98%	0.75% to 1.40%	17.59% to 18.42%
2002	167	$9.61 to $17.86	1,775	2.79%	0.75% to 1.40%	-13.38% to -12.81%
Federated American Leaders Fund II
2006	822	$21.90 to $30.69	24,783	1.52%	1.25% to 1.40%	15.20% to 15.38%
2005	1,104	$18.98 to $26.19	28,971	1.66%	1.25% to 1.40%	3.56% to 3.72%
2004	1,665	$18.30 to $25.29	42,192	1.46%	1.25% to 1.40%	8.22% to 8.41%
2003	2,211	$16.88 to $23.37	51,717	1.51%	1.25% to 1.40%	25.92% to 26.06%
2002	2,720	$13.39 to $18.56	50,539	1.17%	1.25% to 1.40%	-21.33% to -21.21%

182

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Federated Capital Income Fund II
2006	184	$13.86 to $16.80	$ 3,039	5.95%	1.25% to 1.40%	14.09% to 14.21%
2005	232	$12.14 to $14.48	3,367	5.79%	1.25% to 1.40%	4.78% to 5.02%
2004	373	$11.56 to $13.82	5,170	4.59%	1.25% to 1.40%	8.39% to 8.54%
2003	505	$10.65 to $12.75	6,460	6.55%	1.25% to 1.40%	18.94% to 19.13%
2002	653	$8.94 to $10.72	7,021	5.71%	1.25% to 1.40%	-25.01% to -24.90%
Federated Equity Income Fund II
2006	366	$14.60 to $16.98	6,196	2.25%	1.25% to 1.40%	21.37% to 21.67%
2005	473	$13.99	6,708	2.27%	1.40%	1.89%
2004	654	$13.73	9,093	2.05%	1.25% to 1.40%	11.26%
2003	884	$12.34	11,005	1.89%	1.25% to 1.40%	25.53%
2002	1,035	$9.83	10,264	2.11%	1.25% to 1.40%	-21.85%
Federated Fund for U.S. Government Securities II
2006	146	$16.35	2,385	4.88%	1.40%	2.70%
2005	259	$15.92	4,124	4.54%	1.40%	0.57%
2004	407	$15.83	6,444	5.03%	1.25% to 1.40%	2.19%
2003	635	$15.49	9,833	3.85%	1.25% to 1.40%	0.91%
2002	826	$15.35	12,674	3.65%	1.40%	7.52%
Federated High Income Bond Fund II
2006	333	$19.57 to $19.91	6,523	8.64%	1.25% to 1.40%	9.27% to 9.46%
2005	413	$17.91	7,437	9.23%	1.40%	1.19%
2004	666	$15.13 to $17.70	11,845	7.82%	1.25% to 1.40%	8.92% to 9.08%
2003	970	$13.87 to $16.25	15,774	7.68%	1.25% to 1.40%	20.55% to 20.71%
2002	1,236	$11.49 to $13.48	16,683	10.52%	1.25% to 1.40%	-0.03% to 0.12%
Federated International Equity Fund II
2006	192	$18.60 to $20.35	3,845	0.21%	1.25% to 1.40%	17.23% to 17.43%
2005	252	$15.85 to $17.06	4,318	-	1.25% to 1.40%	7.50% to 7.75%
2004	367	$14.71 to $15.87	5,865	-	1.25% to 1.40%	12.47% to 12.63%
2003	462	$13.06 to $14.11	6,565	-	1.25% to 1.40%	30.05% to 30.21%
2002	551	$10.03 to $10.85	6,024	-	1.25% to 1.40%	-23.84% to -23.73%

183

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Federated Mid Cap Growth Strategies Fund II
2006	253	$25.41	$ 6,433	-	1.40%	6.72%
2005	358	$23.81	8,518	-	1.40%	11.11%
2004	489	$21.43	10,473	-	1.40%	13.81%
2003	627	$18.83	11,813	-	1.40%	38.15%
2002	764	$13.63	10,415	-	1.40%	-27.38%
Federated Prime Money Fund II
2006	161	$13.06	2,102	4.36%	1.40%	3.08%
2005	197	$12.67	2,500	2.40%	1.40%	1.28%
2004	266	$12.51	3,326	0.78%	1.40%	-0.64%
2003	392	$12.59	4,930	0.71%	1.40%	-0.71%
2002	583	$12.68	7,387	1.37%	1.40%	-
Fidelity® VIP Equity-Income Portfolio - Initial Class
2006	9,118	$13.85 to $31.39	187,746	3.26%	0.75% to 1.90%	17.97% to 19.32%
2005	11,050	$11.74 to $26.48	191,800	1.68%	0.75% to 1.90%	3.80% to 5.06%
2004	12,953	$11.31 to $25.37	218,459	1.49%	0.75% to 1.90%	9.49% to 10.71%
2003	12,003	$10.33 to $23.07	192,149	1.64%	0.75% to 1.90%	27.85% to 29.33%
2002	11,480	$8.08 to $17.95	146,420	1.78%	0.75% to 1.90%	-18.53% to -17.57%
Fidelity® VIP Growth Portfolio - Initial Class
2006	728	$12.05 to $20.01	14,214	0.65%	0.75% to 1.50%	5.24% to 6.10%
2005	6,697	$6.49 to $24.43	90,041	0.51%	0.75% to 1.90%	3.84% to 5.01%
2004	8,483	$6.25 to $23.41	109,798	0.28%	0.75% to 1.90%	1.30% to 2.57%
2003	9,688	$6.17 to $22.97	125,864	0.26%	0.75% to 1.90%	30.44% to 31.85%
2002	9,473	$4.73 to $17.54	98,180	0.26%	0.45% to 1.90%	-31.44% to -30.42%
Fidelity® VIP High Income Portfolio - Initial Class
2006	20	$10.55 to $12.08	223	0.24%	0.80% to 1.25%	9.78% to 10.42%
2005	3,628	$8.87 to $13.08	39,781	14.63%	0.95% to 1.90%	0.70% to 1.77%
2004	4,370	$8.76 to $12.92	47,964	8.75%	0.80% to 2.25%	7.54% to 8.54%
2003	5,612	$8.11 to $11.96	56,970	6.32%	0.95% to 2.25%	24.90% to 26.10%
2002	4,489	$6.46 to $9.53	36,456	10.78%	0.95% to 2.25%	1.48% to 2.46%

184

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

Fidelity® VIP Overseas Portfolio - Initial Class
2006	399	$15.20 to $21.87	$ 8,523	1.26%	0.75%	to	1.50%	16.34% to 17.20%
2005	808	$12.98 to $19.38	15,059	0.62%	0.75%	to	1.50%	17.27% to 18.18%
2004	986	$10.99 to $16.51	15,669	1.18%	0.75%	to	1.50%	11.93% to 12.79%
2003	979	$9.75 to $14.74	13,904	0.58%	0.75%	to	1.50%	41.30% to 42.34%
2002	654	$6.85 to $10.42	6,617	0.85%	0.75%	to	1.50%	-21.47% to -20.88%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2006	11,979	$10.91 to $34.95	267,443	1.27%	0.75%	to	1.90%	9.56% to 10.88%
2005	14,205	$11.82 to $31.73	286,196	0.28%	0.75%	to	1.90%	14.76% to 16.07%
2004	13,694	$10.30 to $27.52	243,399	0.31%	0.75%	to	1.90%	13.19% to 14.61%
2003	11,483	$9.10 to $24.17	188,055	0.43%	0.75%	to	1.90%	-29.37% to 27.50%
2002	10,912	$7.22 to $19.81	145,571	0.86%	0.45%	to	1.90%	-11.07% to 78.65%
Fidelity® VIP Index 500 Portfolio - Initial Class
2006	1,948	$22.03 to $26.13	49,643	1.82%	1.25%	to	1.40%	14.10% to 14.32%
2005	2,538	$19.27 to $22.90	56,445	1.88%	1.25%	to	1.40%	3.34% to 3.49%
2004	3,269	$18.62 to $22.16	70,298	1.34%	1.25%	to	1.40%	9.11% to 9.21%
2003	3,762	$17.05 to $20.31	74,266	1.44%	1.25%	to	1.40%	26.62% to 26.86%
2002	4,125	$13.44 to $16.04	64,190	1.38%	1.25%	to	1.40%	-23.34% to -23.22%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2006	71	$17.16	1,210	4.63%	1.40%			2.88%
2005	105	$16.40 to $16.68	1,759	3.82%	1.25%	to	1.40%	0.79% to 0.92%
2004	118	$16.25 to $16.55	1,958	4.38%	1.25%	to	1.40%	2.99% to 3.11%
2003	140	$15.76 to $16.07	2,244	4.39%	1.25%	to	1.40%	3.74% to 3.89%
2002	187	$15.17 to $15.49	2,890	4.05%	1.25%	to	1.40%	8.80% to 8.96%
Franklin Small Cap Value Securities Fund - Class 2
2006	267	$18.01 to $18.76	4,969	0.65%	0.75%	to	1.50%	15.30% to 16.09%
2005	278	$15.62 to $16.16	4,461	0.61%	0.75%	to	1.50%	7.13% to 8.02%
2004	294	$14.58 to $14.96	4,384	0.04%	0.75%	to	1.50%	22.18% to 22.82%
2003	55	$12.02 to $12.18	662	0.19%	0.75%	to	1.25%	30.59% to 31.11%
2002	39	$9.22 to $9.29	365	(a)	0.75%	to	1.25%	(a)

185

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Mutual Shares Securities Fund - Class 2
2006	345	$10.84 to $10.91	$ 3,754	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING GET Fund - Series Q
2006	2,414	$10.42 to $10.94	25,742	3.98%	1.45% to 2.40%	2.96% to 3.99%
2005	3,101	$10.12 to $10.52	31,948	3.93%	1.45% to 2.40%	-0.88% to 0.10%
2004	3,662	$10.21 to $10.51	37,872	3.57%	1.45% to 2.40%	-0.49% to 0.38%
2003	4,282	$10.26 to $10.47	44,336	-	1.45% to 2.40%	2.60% to 3.66%
2002	5,460	$10.00 to $10.10	54,826	3.81%	1.45% to 2.40%	0.00% to 0.97%
ING GET Fund - Series R
2006	1,974	$10.81 to $11.32	21,801	3.41%	1.45% to 2.40%	4.24% to 5.20%
2005	2,426	$10.37 to $10.76	25,579	3.44%	1.45% to 2.40%	-0.77% to 0.28%
2004	3,152	$10.45 to $10.73	33,352	3.22%	1.45% to 2.40%	0.29% to 1.23%
2003	3,634	$10.42 to $10.60	38,175	0.01%	1.45% to 2.40%	3.58% to 4.54%
2002	4,312	$10.06 to $10.14	43,556	(a)	1.45% to 2.40%	(a)
ING GET Fund - Series S
2006	2,215	$10.80 to $11.51	24,387	3.05%	1.00% to 2.40%	4.75% to 6.18%
2005	2,994	$10.31 to $10.84	31,376	2.52%	1.00% to 2.40%	-0.58% to 0.84%
2004	3,472	$10.37 to $10.75	36,434	2.65%	1.00% to 2.40%	0.19% to 1.70%
2003	4,236	$10.35 to $10.57	44,140	0.10%	1.00% to 2.40%	3.40% to 4.86%
2002	5,334	$10.01 to $10.08	53,553	(a)	1.00% to 2.40%	(a)
ING GET Fund - Series T
2006	1,896	$10.75 to $11.20	20,734	3.00%	1.45% to 2.40%	4.07% to 5.07%
2005	2,299	$10.33 to $10.66	24,062	2.62%	1.45% to 2.40%	-0.86% to 0.09%
2004	2,687	$10.42 to $10.65	28,261	2.80%	1.45% to 2.40%	0.19% to 1.14%
2003	3,062	$10.40 to $10.53	32,020	0.14%	1.45% to 2.40%	3.38% to 4.36%
2002	3,908	$10.06 to $10.09	39,378	(a)	1.45% to 2.40%	(a)

186

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET Fund - Series U
2006	1,758	$10.98 to $11.42	$ 19,637	2.57%	1.45% to 2.40%	4.77% to 5.74%
2005	2,214	$10.48 to $10.80	23,508	2.19%	1.45% to 2.40%	-1.04% to 0.00%
2004	2,553	$10.59 to $10.80	27,273	1.91%	1.45% to 2.40%	0.95% to 1.89%
2003	2,854	$10.49 to $10.60	30,078	-	1.45% to 2.40%	5.21% to 6.00%
2002	50	$9.99 to $10.00	503	(a)	0.95% to 1.75%	(a)
ING GET Fund - Series V
2006	3,117	$9.71 to $10.07	30,716	2.25%	1.45% to 2.40%	1.89% to 2.86%
2005	4,571	$9.53 to $9.79	44,051	1.94%	1.45% to 2.40%	-1.55% to -0.61%
2004	5,690	$9.68 to $9.85	55,481	1.00%	1.45% to 2.40%	-0.10% to 0.82%
2003	7,680	$9.69 to $9.77	74,677	(b)	1.45% to 2.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
2006	46	$12.48 to $12.64	577	-	0.75% to 1.50%	0.24% to 1.04%
2005	16	$12.45 to $12.51	201	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING American Funds Growth Portfolio
2006	2,461	$12.80 to $13.33	31,969	0.17%	0.95% to 1.90%	7.65% to 8.56%
2005	1,596	$11.89 to $12.03	20,435	-	0.95% to 1.90%	13.35% to 14.57%
2004	169	$10.49 to $10.50	1,774	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING American Funds Growth-Income Portfolio
2006	2,517	$12.03 to $12.53	30,744	0.73%	0.95% to 1.90%	12.43% to 13.49%
2005	1,896	$10.70 to $10.82	22,150	0.42%	0.95% to 1.90%	3.28% to 4.34%
2004	208	$10.36 to $10.37	2,347	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

187

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING American Funds International Portfolio
2006	2,095	$14.59 to $15.16	$ 30,978	0.86%	0.95% to 1.90%	16.07% to 17.15%
2005	2,168	$12.57 to $12.71	27,749	0.53%	0.95% to 1.90%	18.70% to 19.79%
2004	856	$10.59 to $10.61	9,074	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING BlackRock Large Cap Growth Portfolio - Service Class
2006	132	$12.18 to $12.38	1,626	-	0.95% to 1.90%	5.09% to 6.08%
2005	146	$11.59 to $11.67	1,700	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Evergreen Health Sciences Portfolio - Service Class
2006	44	$12.60 to $12.71	562	-	0.75% to 1.25%	12.40% to 13.08%
2005	45	$11.21 to $11.24	505	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Evergreen Omega Portfolio - Institutional Class
2006	1,258	$10.62 to $11.92	14,399	-	0.95% to 1.90%	3.90% to 4.93%
2005	1,492	$10.17 to $11.36	17,454	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Diversified Mid Cap Portfolio - Institutional Class
2006	2,932	$9.82 to $9.94	28,943	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

188

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING FMRSM Diversified Mid Cap Portfolio - Service Class
2006	125	$13.01 to $13.18	$ 1,644	-	0.75% to 1.50%	10.58% to 11.13%
2005	30	$11.82 to $11.86	356	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Large Cap Growth Portfolio - Institutional Class
2006	7,527	$10.04 to $10.77	78,216	-	0.95% to 1.90%	0.95% to 1.89%
2005	2,299	$9.90 to $10.57	25,074	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING FMRSM Mid Cap Growth Portfolio - Service Class
2006	11	$9.77 to $9.83	109	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Franklin Income Portfolio - Service Class
2006	395	$10.89 to $10.96	4,316	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Global Real Estate Portfolio - Service Class
2006	148	$13.58 to $13.67	2,017	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

189

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Global Resources Portfolio - Service Class
2006	162	$9.89 to $9.96	$ 1,610	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2006	319	$11.35 to $14.76	4,487	0.62%	0.95% to 1.90%	34.28% to 34.55%
2005	110	$10.97	1,210	(d)	1.25% to 1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2006	349	$17.90 to $18.13	6,325	0.56%	0.75% to 1.50%	33.78% to 34.80%
2005	195	$13.38 to $13.45	2,620	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2006	524	$13.04 to $13.25	6,901	0.08%	0.95% to 1.90%	14.79% to 15.82%
2005	803	$11.36 to $11.44	9,171	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Small Cap Core Equity Portfolio - Service Class
2006	27	$13.01 to $13.12	358	-	0.75% to 1.25%	15.80%
2005	1	$11.33 to $11.33	16	(d)	0.75% to 0.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

190

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING JPMorgan Value Opportunities Portfolio - Institutional Class
2006	3,256	$12.55 to $12.76	$ 41,313	0.72%	0.95% to 1.90%	18.17% to 19.36%
2005	4,224	$10.62 to $10.69	45,057	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING JPMorgan Value Opportunities Portfolio - Service Class
2006	281	$12.59 to $12.62	3,543	0.35%	1.25% to 1.40%	18.33% to 18.50%
2005	300	$10.64 to $10.65	3,197	(d)	1.25% to 1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Julius Baer Foreign Portfolio - Service Class
2006	1,083	$10.79 to $17.21	13,881	-	0.75% to 1.90%	27.57% to 28.24%
2005	163	$13.31 to $13.42	2,191	0.08%	0.75% to 1.25%	14.51%
2004	21	$11.72	242	(c)	0.75%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Legg Mason Value Portfolio - Institutional Class
2006	2,636	$11.95 to $12.46	31,996	-	0.95% to 1.90%	4.73% to 5.81%
2005	3,079	$11.41 to $11.53	37,805	-	0.95% to 1.90%	4.20% to 5.20%
2004	80	$10.95 to $10.96	882	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING Legg Mason Value Portfolio - Service Class
2006	47	$12.08 to $12.18	571	-	0.75% to 1.25%	5.23% to 5.73%
2005	64	$11.46 to $11.52	731	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

191

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING LifeStyle Aggressive Growth Portfolio - Service Class
2006	101	$12.25 to $12.38	$ 1,239	0.10%	0.95% to 1.75%	16.11% to 17.01%
2005	50	$10.55 to $10.58	532	(d)	0.95% to 1.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Growth Portfolio - Service Class
2006	738	$11.83 to $11.98	8,785	0.58%	0.95% to 1.90%	13.31% to 14.31%
2005	220	$10.44 to $10.48	2,302	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Growth Portfolio - Service Class
2006	1,194	$11.48 to $11.63	13,815	1.02%	0.95% to 1.90%	11.24% to 12.37%
2005	333	$10.32 to $10.35	3,437	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING LifeStyle Moderate Portfolio - Service Class
2006	924	$11.19 to $11.34	10,417	1.26%	0.95% to 1.90%	9.28% to 10.42%
2005	383	$10.24 to $10.27	3,932	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Lord Abbett Affiliated Portfolio - Institutional Class
2006	4	$10.79 to $10.83	45	(e)	0.75% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

192

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Lord Abbett Affiliated Portfolio - Service Class
2006	99	$10.75 to $10.82	$ 1,071	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING MarketPro Portfolio - Service Class
2006	2	$10.45	20	(e)	1.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2006	83	$10.05 to $11.90	918	-	0.75% to 1.90%	3.60% to 4.20%
2005	18	$11.39 to $11.42	210	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Marsico International Opportunities Portfolio - Service Class
2006	952	$10.69 to $15.35	13,618	0.03%	0.75% to 1.90%	21.75% to 23.10%
2005	677	$12.37 to $12.47	8,410	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING MFS Total Return Portfolio - Institutional Class
2006	10,701	$11.43 to $11.62	123,605	2.62%	0.95% to 1.90%	10.01% to 11.09%
2005	13,910	$10.39 to $10.46	145,082	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

193

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING MFS Total Return Portfolio - Service Class
2006	118	$13.92 to $14.37	$ 1,658	2.36%	0.75% to 1.50%	10.28% to 11.07%
2005	187	$12.59 to $13.03	2,374	2.65%	0.75% to 1.50%	1.40% to 2.16%
2004	154	$12.39 to $12.85	1,922	2.76%	0.75% to 1.50%	9.74% to 10.24%
2003	35	$11.29 to $11.33	401	(b)	0.75% to 1.25%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Utilities Portfolio - Service Class
2006	81	$14.68 to $14.86	1,201	0.06%	0.75% to 1.50%	28.88% to 29.78%
2005	41	$11.39 to $11.45	469	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Main Street Portfolio® - Institutional Class
2006	246	$12.19 to $12.64	3,092	1.44%	0.95% to 1.90%	13.09% to 14.08%
2005	140	$11.00 to $11.08	1,589	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Main Street Portfolio® - Service Class
2006	13	$12.57	168	0.38%	0.75%	14.07%
2005	2	$11.02	27	(d)	0.75%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING PIMCO High Yield Portfolio - Service Class
2006	346	$10.55 to $11.37	3,918	6.45%	0.75% to 1.50%	7.42% to 8.08%
2005	284	$10.48 to $10.54	2,987	(d)	0.75% to 1.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

194

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Pioneer Fund Portfolio - Institutional Class
2006	2,078	$10.78 to $12.77	$ 26,316	-	0.75% to 2.25%	14.47% to 15.88%
2005	2,096	$10.95 to $11.02	27,255	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Pioneer Mid Cap Value Portfolio - Institutional Class
2006	3	$10.63	36	(e)	0.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Pioneer Mid Cap Value Portfolio - Service Class
2006	33	$10.52 to $10.58	344	(e)	0.95% to 1.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2006	466	$12.33 to $12.48	5,804	1.29%	0.75% to 1.50%	13.27% to 13.76%
2005	80	$10.93 to $10.97	878	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING T. Rowe Price Equity Income Portfolio - Service Class
2006	419	$11.01 to $17.57	6,350	1.24%	0.75% to 1.90%	17.29% to 18.16%
2005	333	$14.18 to $14.98	4,775	1.58%	0.75% to 1.50%	2.39% to 3.16%
2004	168	$13.81 to $14.63	2,335	1.25%	0.75% to 1.50%	13.48% to 13.99%
2003	58	$12.17 to $12.22	704	(b)	0.75% to 1.25%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

195

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Templeton Global Growth Portfolio - Service Class
2006	62	$11.08 to $11.15	$ 692	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING UBS U.S. Allocation Portfolio - Service Class
2006	604	$11.74 to $11.94	7,159	1.43%	0.95% to 1.90%	8.91% to 10.05%
2005	708	$10.78 to $10.85	7,663	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Growth and Income Portfolio - Service Class
2006	116	$12.60 to $12.76	1,476	1.35%	0.75% to 1.50%	14.34% to 15.16%
2005	121	$11.02 to $11.08	1,341	(d)	0.75% to 1.50%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Van Kampen Real Estate Portfolio - Service Class
2006	88	$11.88 to $12.34	1,079	(e)	0.75% to 1.50%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Index Plus International Equity Portfolio - Service Class
2006	887	$10.86 to $10.94	9,676	(e)	0.75% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

196

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Wells Fargo Mid Cap Disciplined Portfolio - Service Class
2006	21	$10.63 to $10.79	$ 225	(e)	0.75% to 1.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
2006	36	$10.42 to $10.55	374	(e)	0.75% to 1.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Large Company Value Portfolio - Service Class
2006	14	$12.99 to $13.30	187	0.28%	0.75% to 1.25%	17.88% to 18.43%
2005	12	$11.02 to $13.27	130	1.16%	0.75% to 1.25%	0.00% to 0.54%
2004	35	$11.02 to $13.23	387	1.06%	0.75% to 1.25%	8.68% to 9.19%
2003	17	$10.14 to $12.14	179	0.65%	0.75% to 1.25%	29.67%
2002	2	$7.82	14	(a)	1.25%	(a)
ING American Century Select Portfolio - Initial Class
2006	4,885	$9.82 to $10.48	50,566	1.22%	0.75% to 1.90%	-3.46% to -2.35%
2005	6,054	$10.14 to $10.75	69,123	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING American Century Small-Mid Cap Value Portfolio - Service Class
2006	102	$15.55 to $18.32	1,650	0.01%	0.75% to 1.50%	13.67% to 14.58%
2005	107	$13.68 to $16.02	1,511	0.24%	0.75% to 1.50%	6.29% to 7.08%
2004	77	$12.87 to $15.00	1,034	-	0.75% to 1.50%	19.89% to 20.35%
2003	50	$10.81 to $12.48	561	0.16%	0.75% to 1.25%	16.24% to 34.53%
2002	20	$8.11 to $9.30	173	(a)	0.75% to 1.25%	(a)

197

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Baron Asset Portfolio - Service Class
2006	1	$10.09 to $10.12	$ 7	(e)	0.75% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Baron Small Cap Growth Portfolio - Service Class
2006	541	$10.05 to $19.69	7,061	-	0.75% to 1.90%	13.49% to 14.40%
2005	248	$15.20 to $17.25	3,883	-	0.75% to 1.50%	5.78% to 6.55%
2004	200	$14.37 to $16.22	2,941	-	0.75% to 1.50%	26.05% to 27.04%
2003	119	$11.40 to $12.79	1,381	-	0.75% to 1.50%	18.29% to 32.34%
2002	21	$8.72 to $9.68	193	(a)	0.75% to 1.25%	(a)
ING Columbia Small Cap Value II Portfolio - Service Class
2006	327	$10.02 to $10.10	3,294	(e)	0.75% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Davis Venture Value Portfolio - Service Class
2006	173	$10.91 to $15.96	2,083	-	0.75% to 1.90%	12.11% to 13.01%
2005	83	$11.31 to $14.15	982	-	0.75% to 1.50%	2.35% to 3.12%
2004	129	$11.05 to $13.75	1,485	-	0.75% to 1.50%	6.87% to 7.64%
2003	113	$10.34 to $12.80	1,215	0.75%	0.75% to 1.50%	39.53%
2002	1	$7.69	5	(a)	0.75%	(a)
ING Fundamental Research Portfolio - Service Class
2006	2	$12.70 to $13.00	24	0.10%	0.75% to 1.25%	10.82% to 11.30%
2005	2	$11.46 to $11.68	19	2.04%	0.75% to 1.25%	4.37% to 4.94%
2004	7	$10.98 to $11.13	79	-	0.75% to 1.25%	9.12%
2003	1	$10.20	6	(b)	0.75%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)

198

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Goldman Sachs® Capital Growth Portfolio - Service Class
2006	24	$11.38 to $13.68	$ 282	-	0.75% to 1.25%	7.26% to 7.77%
2005	35	$10.61 to $12.72	379	0.29%	0.75% to 1.25%	0.57% to 1.12%
2004	29	$10.55 to $12.61	315	-	0.75% to 1.25%	7.43% to 7.98%
2003	2	$9.82 to $11.70	25	-	0.75% to 1.25%	22.68%
2002	2	$8.07	18	(a)	0.75% to 0.80%	(a)
ING JPMorgan International Portfolio - Initial Class
2006	2,902	$10.78 to $31.74	45,361	0.92%	0.75% to 1.90%	19.91% to 21.29%
2005	3,204	$8.99 to $26.17	43,806	0.75%	0.75% to 1.90%	7.92% to 9.22%
2004	3,467	$8.33 to $23.96	44,030	1.15%	0.75% to 1.90%	16.67% to 18.03%
2003	3,196	$7.14 to $20.30	34,019	1.05%	0.75% to 1.90%	27.05% to 28.48%
2002	2,909	$5.62 to $15.80	24,044	0.62%	0.75% to 1.90%	-19.64% to -18.69%
ING JPMorgan Mid Cap Value Portfolio - Service Class
2006	156	$17.09 to $19.74	2,766	-	0.75% to 1.50%	14.78% to 15.69%
2005	137	$14.89 to $17.10	2,101	0.28%	0.75% to 1.50%	6.89% to 7.67%
2004	154	$13.93 to $15.92	2,215	0.21%	0.75% to 1.50%	18.76% to 19.71%
2003	55	$11.73 to $13.32	678	0.48%	0.75% to 1.50%	28.46% to 29.02%
2002	9	$9.17 to $9.20	87	(a)	0.75% to 1.25%	(a)
ING Legg Mason Partners Aggressive Growth Portfolio - Initial Class
2006	3,252	$6.11 to $18.04	42,509	-	0.75% to 1.90%	8.14% to 9.47%
2005	3,880	$5.65 to $16.48	48,357	-	0.75% to 1.90%	9.28% to 10.60%
2004	4,742	$5.17 to $14.90	53,255	-	0.75% to 1.90%	7.71% to 8.92%
2003	5,581	$4.80 to $13.68	58,639	-	0.75% to 1.90%	35.59% to 37.25%
2002	6,053	$3.54 to $9.97	47,008	-	0.45% to 1.90%	-36.54% to -35.60%
ING Lord Abbett U.S. Government Securities Portfolio - Initial Class
2006	1,107	$10.39 to $10.46	11,549	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)

199

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Neuberger Berman Partners Portfolio - Initial Class
2006	4,756	$10.30 to $10.49	$ 49,253	(e)	0.95% to 2.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Neuberger Berman Regency Portfolio - Service Class
2006	37	$10.05 to $10.11	370	(e)	0.95% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING OpCap Balanced Value Portfolio - Service Class
2006	90	$12.26 to $15.43	1,186	0.91%	0.75% to 1.50%	8.88% to 9.60%
2005	121	$11.26 to $14.11	1,444	0.39%	0.75% to 1.50%	1.17% to 1.94%
2004	180	$11.13 to $13.87	2,116	1.01%	0.75% to 1.50%	8.69% to 9.42%
2003	116	$10.24 to $12.69	1,250	1.66%	0.75% to 1.50%	28.66%
2002	2	$8.34 to $8.37	15	(a)	0.80% to 1.25%	(a)
ING Oppenheimer Global Portfolio - Initial Class
2006	13,690	$13.51 to $14.07	190,280	0.07%	0.75% to 1.90%	15.80% to 17.09%
2005	15,774	$11.62 to $12.04	193,562	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Oppenheimer Strategic Income Portfolio - Initial Class
2006	6,500	$10.54 to $10.93	70,286	0.38%	0.75% to 2.25%	6.07% to 7.66%
2005	7,202	$9.99 to $10.13	75,516	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

200

VARIABLE ANNUITY ACCOUNT B OF ING LIFE INSURANCE AND ANNUITY COMPANY Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Oppenheimer Strategic Income Portfolio - Service Class
2006	-	$10.73	$ 1	(e)	1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Service Class
2006	563	$11.61 to $12.03	6,721	1.62%	0.75% to 1.50%	2.47% to 3.26%
2005	492	$11.31 to $11.65	5,693	1.55%	0.75% to 1.50%	0.53% to 1.30%
2004	339	$11.18 to $11.50	3,885	-	0.75% to 1.50%	2.73% to 3.60%
2003	237	$10.82 to $11.10	2,613	3.68%	0.75% to 1.50%	0.93% to 3.26%
2002	119	$10.70 to $10.75	1,275	(a)	0.75% to 1.50%	(a)
ING Pioneer High Yield Portfolio - Initial Class
2006	2	$10.58 to $10.61	21	(e)	0.75% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2015 Portfolio - Service Class
2006	82	$11.64 to $11.78	959	0.27%	0.75% to 1.50%	9.36% to 9.89%
2005	6	$10.68 to $10.72	68	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING Solution 2025 Portfolio - Service Class
2006	70	$12.13 to $12.23	853	0.23%	0.75% to 1.25%	11.18% to 11.79%
2005	11	$10.91 to $10.94	125	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

201

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB			Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)			(lowest to highest)

ING Solution 2035 Portfolio - Service Class
2006	36	$12.47 to $12.58	$ 453	0.11%	0.75%	to	1.25%	12.65%
2005	-	$11.07	3	(d)	1.25%			(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING Solution 2045 Portfolio - Service Class
2006	21	$12.81 to $12.92	272	0.05%	0.75%	to	1.25%	13.66%
2005	-	$11.27	3	(d)	1.25%			(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING Solution Income Portfolio - Service Class
2006	37	$10.92 to $11.02	408	0.18%	0.75%	to	1.25%	6.02%
2005	13	$10.30	138	(d)	1.25%			(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Initial Class
2006	6,287	$11.90 to $12.67	78,292	-	0.75%	to	1.90%	7.04% to 8.35%
2005	7,857	$11.07 to $11.73	90,830	(d)	0.75%	to	1.90%	(d)
2004	(d)	(d)	(d)	(d)		(d)		(d)
2003	(d)	(d)	(d)	(d)		(d)		(d)
2002	(d)	(d)	(d)	(d)		(d)		(d)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2006	2,343	$12.35 to $30.09	60,240	0.23%	0.75%	to	1.50%	11.65% to 12.44%
2005	2,307	$13.30 to $26.93	64,310	0.49%	0.75%	to	1.50%	4.59% to 5.39%
2004	2,801	$12.62 to $25.72	73,921	0.15%	0.75%	to	1.50%	8.39% to 9.21%
2003	3,123	$11.57 to $23.71	74,887	0.15%	0.75%	to	1.50%	28.96% to 30.00%
2002	3,205	$8.90 to $18.37	58,443	0.19%	0.45%	to	1.50%	-24.44% to -23.64%

202

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Templeton Foreign Equity Portfolio - Service Class
2006	64	$11.15 to $11.22	$ 715	(e)	0.75% to 1.90%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Thornburg Value Portfolio - Initial Class
2006	2,035	$7.06 to $32.27	28,919	0.47%	0.75% to 1.90%	14.61% to 15.95%
2005	2,322	$6.16 to $27.83	30,602	0.78%	0.75% to 1.90%	-0.32% to 0.80%
2004	2,955	$6.18 to $27.61	38,224	0.42%	0.75% to 1.90%	10.75% to 12.05%
2003	3,394	$5.58 to $24.64	39,287	0.20%	0.75% to 1.90%	25.68% to 27.14%
2002	3,869	$4.44 to $20.94	35,741	-	0.45% to 1.90%	-31.49% to -30.48%
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2006	2,519	$8.29 to $18.70	36,982	0.79%	0.75% to 1.90%	12.33% to 13.68%
2005	3,105	$7.38 to $16.45	40,268	0.88%	0.75% to 1.90%	7.27% to 8.51%
2004	3,631	$6.88 to $15.16	43,678	0.77%	0.75% to 1.90%	12.60% to 13.90%
2003	3,988	$6.11 to $13.31	42,940	0.57%	0.75% to 1.90%	22.69% to 24.04%
2002	4,627	$4.98 to $10.73	40,669	0.20%	0.75% to 1.90%	-26.32% to -25.45%
ING UBS U.S. Small Cap Growth Portfolio - Service Class
2006	3	$9.67 to $9.72	29	(e)	0.95% to 1.75%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Comstock Portfolio - Service Class
2006	221	$14.17 to $16.85	3,248	0.66%	0.75% to 1.50%	14.09% to 14.99%
2005	252	$12.42 to $14.68	3,224	0.60%	0.75% to 1.50%	1.97% to 2.74%
2004	298	$12.18 to $14.32	3,726	-	0.75% to 1.50%	15.23% to 15.84%
2003	83	$10.64 to $12.38	899	0.77%	0.75% to 1.25%	28.04% to 28.69%
2002	38	$8.31 to $8.34	319	(a)	0.75% to 1.25%	(a)

203

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING Van Kampen Equity and Income Portfolio - Initial Class
2006	11,772	$11.84 to $12.18	$ 142,375	1.91%	0.75% to 1.90%	10.52% to 11.84%
2005	13,462	$10.66 to $10.91	146,295	(d)	0.75% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Strategic Allocation Conservative Portfolio - Class I
2006	802	$16.28 to $19.45	14,115	2.69%	0.75% to 1.50%	6.77% to 7.58%
2005	795	$15.95 to $18.08	16,483	1.95%	0.75% to 1.50%	2.31% to 3.08%
2004	926	$15.55 to $17.54	18,730	1.82%	0.75% to 1.50%	6.50% to 7.15%
2003	1,031	$14.58 to $16.37	19,422	2.31%	0.75% to 1.40%	12.05% to 12.82%
2002	1,237	$12.99 to $14.51	20,088	3.32%	0.75% to 1.40%	-5.69% to -0.78%
ING VP Strategic Allocation Growth Portfolio - Class I
2006	800	$10.68 to $21.97	15,119	1.35%	0.75% to 2.25%	10.67% to 12.32%
2005	633	$16.45 to $19.56	14,815	1.22%	0.75% to 1.50%	4.65% to 5.39%
2004	771	$15.68 to $18.56	15,631	1.04%	0.75% to 2.25%	10.33% to 11.20%
2003	813	$14.18 to $16.69	14,808	0.87%	0.75% to 2.25%	22.52% to 23.45%
2002	835	$11.55 to $13.52	11,257	1.75%	0.75% to 2.25%	-15.04% to -14.40%
ING VP Strategic Allocation Moderate Portfolio - Class I
2006	1,165	$10.87 to $20.58	20,258	1.93%	0.75% to 2.25%	8.70% to 10.35%
2005	953	$12.95 to $18.65	21,319	1.57%	0.75% to 1.50%	3.15% to 3.90%
2004	1,065	$15.45 to $17.95	20,822	1.30%	0.75% to 2.25%	8.74% to 9.38%
2003	948	$14.19 to $16.41	16,937	1.41%	0.75% to 2.25%	17.79% to 18.57%
2002	977	$12.03 to $13.84	14,344	2.50%	0.45% to 1.40%	-10.81% to -9.94%
ING VP Growth and Income Portfolio - Class I
2006	14,714	$8.06 to $305.35	372,591	1.14%	0.75% to 2.25%	11.63% to 13.32%
2005	15,346	$7.36 to $231.60	383,782	0.99%	0.75% to 1.90%	6.05% to 7.34%
2004	18,090	$6.94 to $216.86	423,357	2.31%	0.75% to 2.25%	6.28% to 7.59%
2003	20,842	$6.53 to $202.58	455,361	-	0.75% to 2.25%	-24.93% to 25.16%
2002	24,165	$5.28 to $162.71	415,966	0.84%	0.45% to 1.90%	-26.42% to 60.86%

204

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 1
2006	1,515	$10.76 to $11.14	$ 16,578	2.46%	1.45% to 2.40%	5.08% to 6.20%
2005	1,865	$10.24 to $10.49	19,331	2.38%	1.45% to 2.40%	-0.78% to 0.10%
2004	2,214	$10.32 to $10.48	23,042	0.68%	1.45% to 2.40%	0.98% to 1.95%
2003	2,531	$10.22 to $10.28	25,945	(b)	1.45% to 2.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 2
2006	854	$10.39 to $10.73	9,019	2.88%	1.45% to 2.40%	4.11% to 5.09%
2005	1,432	$9.98 to $10.21	14,471	2.63%	1.45% to 2.40%	-1.58% to -0.58%
2004	1,939	$10.14 to $10.27	19,803	0.10%	1.45% to 2.40%	1.20% to 2.19%
2003	2,442	$10.02 to $10.05	24,501	(b)	1.45% to 2.40%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 3
2006	2,752	$10.10 to $10.40	28,242	2.51%	1.45% to 2.40%	3.80% to 4.84%
2005	4,182	$9.73 to $9.92	41,138	1.97%	1.45% to 2.40%	-1.62% to -0.70%
2004	5,491	$9.89 to $9.99	54,614	-	1.45% to 2.40%	-1.00% to -0.10%
2003	196	$10.00	1,965	(b)	0.95% to 1.75%	(b)
2002	(b)	(b)	(b)	(b)	(b)	(b)
ING GET U.S. Core Portfolio - Series 4
2006	469	$10.75 to $11.05	5,115	2.72%	1.45% to 2.40%	5.29% to 6.35%
2005	569	$10.21 to $10.39	5,868	1.74%	1.45% to 2.40%	-1.16% to -0.19%
2004	788	$10.33 to $10.41	8,173	(c)	1.45% to 2.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 5
2006	284	$11.36 to $11.64	3,282	1.93%	1.45% to 2.40%	8.60% to 9.60%
2005	374	$10.46 to $10.62	3,957	0.98%	1.45% to 2.40%	0.19% to 1.14%
2004	422	$10.44 to $10.50	4,428	(c)	1.45% to 2.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

205

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 6
2006	3,851	$10.87 to $11.11	$ 42,523	2.61%	1.45% to 2.40%	7.84% to 8.81%
2005	6,780	$10.08 to $10.21	68,984	0.38%	1.45% to 2.40%	0.20% to 1.19%
2004	8,740	$10.06 to $10.09	88,090	(c)	1.45% to 2.40%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 7
2006	2,664	$10.75 to $10.97	29,018	2.50%	1.45% to 2.40%	7.61% to 8.72%
2005	4,298	$9.99 to $10.09	43,222	0.06%	1.45% to 2.40%	-0.10% to 0.90%
2004	5,702	$10.00	57,015	(c)	0.95% to 1.90%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 8
2006	2,552	$10.86 to $11.04	28,056	1.80%	1.45% to 2.40%	8.06% to 9.09%
2005	3,197	$10.05 to $10.12	32,287	(d)	1.45% to 2.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 9
2006	1,856	$10.71 to $10.83	20,035	1.29%	1.45% to 2.25%	7.64% to 8.52%
2005	2,337	$9.94 to $10.00	23,302	(d)	1.45% to 2.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 10
2006	1,672	$10.69 to $10.80	18,001	0.75%	1.45% to 2.25%	7.33% to 8.22%
2005	2,176	$9.96 to $10.00	21,698	(d)	1.45% to 2.40%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)

206

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING GET U.S. Core Portfolio - Series 11
2006	1,783	$10.54 to $10.65	$ 18,897	0.11%	1.45% to 2.40%	5.29% to 6.29%
2005	2,425	$10.01 to $10.02	24,279	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 12
2006	4,373	$11.15 to $11.24	48,943	(e)	1.45% to 2.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 13
2006	4,416	$10.06 to $10.11	44,505	(e)	1.45% to 2.40%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 14
2006	9	$10.00	85	(e)	0.95% to 1.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Science and Technology Portfolio - Class I
2006	1,911	$4.14 to $14.07	8,139	-	0.75% to 1.90%	5.24% to 6.60%
2005	2,617	$3.92 to $13.24	10,507	-	0.75% to 1.90%	9.56% to 10.87%
2004	2,857	$3.56 to $11.96	10,373	-	0.75% to 1.90%	-3.17% to -1.86%
2003	3,595	$3.66 to $12.23	13,372	-	0.75% to 1.90%	42.64% to 44.62%
2002	2,536	$2.55 to $2.67	6,564	-	0.75% to 1.90%	-42.40% to -41.72%

207

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Growth Portfolio - Class I
2006	1,613	$5.81 to $16.44	$ 18,754	0.06%	0.75% to 1.90%	0.69% to 1.89%
2005	1,858	$5.77 to $16.14	23,711	0.68%	0.75% to 1.90%	7.25% to 8.61%
2004	2,380	$5.38 to $14.86	28,081	0.12%	0.75% to 1.90%	5.25% to 6.37%
2003	2,874	$5.11 to $13.97	32,091	-	0.75% to 1.90%	27.75% to 29.46%
2002	3,203	$4.00 to $10.80	28,286	-	0.75% to 1.90%	-30.30% to -29.47%
ING VP Index Plus LargeCap Portfolio - Class I
2006	9,664	$9.15 to $22.99	152,360	1.09%	0.75% to 2.25%	11.99% to 13.70%
2005	9,069	$8.14 to $20.22	161,314	1.24%	0.75% to 1.90%	3.43% to 4.62%
2004	10,827	$7.87 to $19.33	182,362	1.01%	0.75% to 2.25%	8.40% to 9.77%
2003	12,166	$7.26 to $17.61	186,926	1.03%	0.75% to 2.25%	23.89% to 25.16%
2002	13,185	$5.86 to $14.07	154,417	0.24%	0.45% to 2.25%	-23.02% to -21.88%
ING VP Index Plus MidCap Portfolio - Class I
2006	724	$10.94 to $24.21	16,714	0.62%	0.75% to 1.50%	7.81% to 8.63%
2005	859	$16.06 to $22.30	18,302	0.44%	0.75% to 1.50%	9.52% to 10.34%
2004	944	$14.59 to $20.23	18,233	0.40%	0.75% to 1.50%	14.85% to 15.72%
2003	901	$12.63 to $17.49	15,032	0.44%	0.75% to 1.50%	30.49% to 31.40%
2002	925	$12.33 to $13.31	11,779	0.50%	0.45% to 1.50%	-13.40% to -12.49%
ING VP Index Plus SmallCap Portfolio - Class I
2006	480	$11.11 to $19.70	8,727	0.41%	0.75% to 1.50%	12.07% to 13.00%
2005	614	$15.33 to $17.45	9,917	0.31%	0.75% to 1.50%	6.09% to 6.79%
2004	592	$14.45 to $16.34	8,963	0.14%	0.75% to 1.50%	20.22% to 21.21%
2003	538	$12.02 to $13.49	6,712	0.16%	0.75% to 1.50%	34.15% to 35.13%
2002	464	$8.96 to $9.99	4,275	0.19%	0.75% to 1.50%	-14.50% to -13.86%
ING VP International Equity Portfolio - Class I
2006	1,447	$9.70 to $15.97	18,195	1.61%	0.75% to 1.90%	21.25% to 22.63%
2005	1,463	$8.00 to $11.31	17,086	0.92%	0.75% to 1.90%	14.61% to 16.00%
2004	1,353	$6.98 to $9.75	13,340	1.15%	0.75% to 1.90%	14.99% to 16.21%
2003	993	$6.07 to $8.39	8,924	0.89%	0.75% to 1.90%	29.42% to 31.09%
2002	836	$4.69 to $6.40	5,228	0.22%	0.75% to 1.90%	-28.07% to -27.23%

208

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP Small Company Portfolio - Class I
2006	3,127	$13.29 to $29.24	$ 68,006	0.41%	0.75% to 1.90%	14.57% to 15.93%
2005	3,533	$11.60 to $25.23	72,337	0.14%	0.75% to 1.90%	8.21% to 9.46%
2004	4,382	$10.72 to $23.05	82,870	0.28%	0.75% to 1.90%	12.13% to 13.55%
2003	4,826	$9.56 to $20.30	80,458	0.24%	0.75% to 1.90%	34.84% to 36.42%
2002	4,213	$7.09 to $14.88	52,158	0.52%	0.45% to 1.90%	-24.69% to -23.57%
ING VP Value Opportunity Portfolio - Class I
2006	531	$11.05 to $22.88	11,521	1.42%	0.75% to 1.50%	14.29% to 15.15%
2005	684	$12.96 to $19.87	12,906	1.88%	0.75% to 1.50%	5.44% to 6.20%
2004	909	$12.23 to $18.71	16,285	0.82%	0.75% to 1.50%	8.48% to 9.35%
2003	1,131	$11.21 to $17.11	18,645	0.76%	0.75% to 1.50%	22.79% to 23.63%
2002	1,272	$9.36 to $13.84	17,001	0.44%	0.45% to 1.50%	-27.07% to -26.30%
ING VP Value Opportunity Portfolio - Class S
2006	105	$11.28 to $11.40	1,192	1.49%	0.95% to 1.90%	13.60% to 14.69%
2005	145	$9.93 to $9.94	1,436	(d)	0.95% to 1.90%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP Financial Services Portfolio - Class I
2006	31	$11.36 to $13.91	426	1.19%	0.75% to 1.50%	16.06% to 16.60%
2005	11	$11.83 to $11.93	126	(d)	0.75% to 1.25%	(d)
2004	(d)	(d)	(d)	(d)	(d)	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
ING VP High Yield Bond Portfolio - Class I
2006	3,105	$10.52 to $10.64	32,955	(e)	0.95% to 2.25%	(e)
2005	(e)	(e)	(e)	(e)	(e)	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
209

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP International Value Portfolio - Class I
2006	401	$16.17 to $18.38	$ 6,725	2.18%	0.75% to 1.50%	27.52% to 28.53%
2005	304	$12.68 to $14.33	3,967	2.79%	0.75% to 1.50%	7.82% to 8.62%
2004	247	$11.76 to $13.22	2,980	1.29%	0.75% to 1.50%	15.63% to 16.51%
2003	115	$10.17 to $11.37	1,199	1.60%	0.75% to 1.50%	15.86% to 29.02%
2002	49	$7.95 to $8.83	404	(a)	0.75% to 1.50%	(a)
ING VP MidCap Opportunities Portfolio - Class I
2006	34	$11.93 to $12.26	411	-	0.75% to 1.25%	6.42% to 7.00%
2005	33	$11.21 to $11.46	379	-	0.75% to 1.25%	9.05% to 9.56%
2004	32	$10.28 to $13.84	340	-	0.75% to 1.25%	10.18% to 10.69%
2003	96	$9.33 to $9.45	905	-	0.75% to 1.25%	34.83% to 35.58%
2002	11	$6.89 to $6.97	76	(a)	0.75% to 1.50%	(a)
ING VP MidCap Opportunities Portfolio - Class S
2006	742	$10.20 to $10.77	7,822	-	0.95% to 1.90%	5.59% to 6.63%
2005	1,074	$9.66 to $10.10	10,674	-	0.95% to 1.90%	8.05% to 9.07%
2004	1,180	$8.94 to $9.26	10,784	-	0.95% to 1.90%	9.02% to 10.11%
2003	818	$8.20 to $8.41	6,818	-	0.95% to 1.90%	34.21% to 35.43%
2002	418	$6.11 to $6.21	2,583	-	0.95% to 1.90%	-27.40% to -26.70%
ING VP Real Estate Portfolio - Class I
2006	242	$20.61 to $21.02	5,083	2.33%	0.75% to 1.50%	34.41% to 35.18%
2005	152	$15.43 to $15.55	2,360	3.04%	0.75% to 1.25%	11.17% to 11.63%
2004	86	$13.88 to $13.93	1,193	(c)	0.75% to 1.25%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
ING VP SmallCap Opportunities Portfolio - Class I
2006	26	$8.89 to $15.40	241	-	0.75% to 1.25%	11.12% to 11.61%
2005	11	$8.00 to $13.81	88	-	0.75% to 1.25%	7.82% to 8.34%
2004	128	$7.42 to $12.78	970	-	0.75% to 1.25%	8.80% to 9.42%
2003	202	$6.78 to $11.71	1,392	-	0.75% to 1.50%	36.95% to 37.45%
2002	12	$4.98 to $5.02	58	(a)	0.75% to 1.25%	(a)

210

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

ING VP SmallCap Opportunities Portfolio - Class S
2006	629	$8.03 to $8.48	$ 5,223	-	0.95% to 1.90%	10.30% to 11.29%
2005	810	$7.28 to $7.62	6,065	-	0.95% to 1.90%	6.74% to 7.78%
2004	765	$6.82 to $7.07	5,342	-	0.95% to 1.90%	7.91% to 8.94%
2003	704	$6.32 to $6.49	4,528	-	0.95% to 1.90%	35.62% to 37.21%
2002	376	$4.66 to $4.73	1,772	-	0.95% to 1.90%	-44.82% to -44.28%
ING VP Balanced Portfolio - Class I
2006	7,358	$10.64 to $38.70	165,989	2.39%	0.75% to 2.25%	7.47% to 9.16%
2005	6,847	$10.08 to $27.78	174,465	2.33%	0.75% to 1.90%	2.34% to 3.50%
2004	7,519	$9.85 to $26.84	189,559	2.00%	0.75% to 2.25%	7.30% to 8.58%
2003	6,962	$9.18 to $24.72	172,818	1.94%	0.75% to 2.25%	16.65% to 18.00%
2002	7,046	$7.87 to $26.80	148,868	1.07%	0.45% to 2.25%	-12.01% to -10.71%
ING VP Intermediate Bond Portfolio - Class I
2006	6,657	$10.25 to $79.47	115,703	3.76%	0.75% to 2.25%	1.75% to 3.26%
2005	7,208	$11.62 to $20.25	130,583	3.70%	0.75% to 1.90%	1.18% to 2.38%
2004	7,665	$11.37 to $19.78	137,880	7.97%	0.75% to 2.25%	2.91% to 4.11%
2003	8,243	$10.94 to $19.00	143,435	1.80%	0.75% to 2.25%	4.22% to 5.51%
2002	9,939	$11.86 to $18.01	164,563	3.25%	0.75% to 2.25%	6.28% to 7.53%
ING VP Money Market Portfolio - Class I
2006	18,036	$10.17 to $15.44	224,967	2.87%	0.75% to 2.25%	2.49% to 4.11%
2005	17,339	$10.21 to $14.83	214,217	1.08%	0.75% to 1.90%	1.09% to 2.21%
2004	15,367	$10.10 to $14.51	192,781	1.13%	0.75% to 2.25%	-0.88% to 0.35%
2003	13,149	$10.02 to $14.46	173,894	1.89%	0.75% to 2.25%	-1.07% to 0.14%
2002	19,939	$10.30 to $14.44	262,556	3.85%	0.75% to 2.25%	-0.31% to 0.86%
ING VP Natural Resources Trust
2006	190	$22.27 to $29.95	5,532	-	0.75% to 1.50%	19.92% to 20.81%
2005	199	$18.44 to $24.79	4,803	0.03%	0.75% to 1.50%	40.71% to 41.82%
2004	111	$16.41 to $17.48	1,861	0.95%	0.75% to 1.50%	11.03% to 11.76%
2003	116	$14.78 to $15.64	1,732	-	0.75% to 1.50%	28.52% to 29.58%
2002	135	$11.48 to $12.07	1,567	0.19%	0.75% to 1.50%	-3.56% to -2.83%

211

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Janus Aspen Series Balanced Portfolio - Institutional Shares
2006	1	$31.04	$ 21	2.16%	0.75%	9.88%
2005	1	$28.25	19	-	0.75%	7.17%
2004	9,164	$9.95 to $27.77	156,790	2.08%	0.75% to 1.90%	6.53% to 7.72%
2003	11,471	$9.34 to $25.95	186,531	2.17%	0.75% to 1.90%	-46.48% to 13.18%
2002	13,695	$8.35 to $23.08	197,825	2.41%	0.45% to 1.90%	-8.22% to 109.99%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2006	1	$22.39	12	4.88%	0.75%	3.47%
2005	1	$21.64	11	-	0.75%	1.22%
2004	794	$11.46 to $21.38	15,748	5.17%	0.75% to 1.50%	2.40% to 3.19%
2003	1,144	$11.13 to $20.72	22,158	4.66%	0.75% to 1.50%	4.82% to 5.61%
2002	1,538	$12.85 to $19.62	28,392	4.45%	0.45% to 1.50%	8.83% to 9.98%
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
2006	-	$19.85 to $21.47	8	0.49%	0.75% to 1.50%	9.73% to 10.56%
2005	-	$18.09 to $19.42	7	-	0.75% to 1.50%	2.73% to 3.52%
2004	6,667	$5.85 to $21.12	84,481	0.13%	0.75% to 1.90%	2.45% to 3.70%
2003	8,493	$5.71 to $20.49	105,326	0.08%	0.75% to 1.90%	29.19% to 30.80%
2002	10,142	$4.42 to $15.78	98,503	-	0.45% to 1.90%	-27.91% to -26.84%
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
2006	-	$25.19 to $27.25	7	-	0.75% to 1.50%	11.96% to 12.79%
2005	-	$22.50 to $24.16	6	-	0.75% to 1.50%	10.62% to 11.44%
2004	7,231	$4.59 to $21.68	94,264	-	0.75% to 1.90%	18.30% to 19.85%
2003	7,749	$3.88 to $18.09	88,717	-	0.75% to 1.90%	32.77% to 34.10%
2002	8,940	$2.92 to $15.64	77,233	-	0.45% to 1.90%	-29.31% to -28.26%
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
2006	-	$26.53	7	1.72%	0.75%	17.29%
2005	-	$22.62	6	-	0.75%	5.11%
2004	10,934	$5.95 to $23.00	154,245	0.94%	0.75% to 1.90%	2.76% to 3.96%
2003	13,736	$5.79 to $22.26	190,923	1.05%	0.75% to 1.90%	21.64% to 23.07%
2002	17,171	$4.76 to $18.46	198,280	0.84%	0.45% to 1.90%	-26.92% to -25.84%

212

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
2006	580	$13.17 to $16.27	$ 7,931	1.19%	0.75% to 1.50%	15.53% to 16.37%
2005	668	$11.40 to $14.01	7,859	1.05%	0.75% to 1.50%	1.69% to 2.52%
2004	591	$11.21 to $13.69	6,773	1.07%	0.75% to 1.50%	10.99% to 11.78%
2003	303	$10.10 to $12.27	3,110	1.02%	0.75% to 1.50%	29.43% to 30.09%
2002	54	$7.85 to $7.91	422	(a)	0.75% to 1.25%	(a)
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
2006	306	$11.47 to $17.86	4,642	0.42%	0.75% to 1.50%	10.54% to 11.36%
2005	434	$13.28 to $16.06	5,924	0.52%	0.75% to 1.50%	6.67% to 7.43%
2004	292	$12.45 to $14.98	3,732	0.40%	0.75% to 1.50%	22.18% to 23.12%
2003	117	$10.19 to $12.20	1,217	0.66%	0.75% to 1.50%	3.85% to 23.87%
2002	55	$8.38 to $9.87	474	(a)	0.75% to 1.25%	(a)
Oppenheimer Aggressive Growth Fund/VA
2006	6	$10.41 to $12.91	74	-	0.80% to 1.25%	1.66% to 2.14%
2005	2,781	$5.20 to $16.97	32,591	-	0.95% to 1.90%	10.32% to 11.25%
2004	3,156	$4.71 to $15.29	32,874	-	0.95% to 1.90%	17.46% to 18.63%
2003	3,313	$4.01 to $12.93	29,115	-	0.95% to 1.90%	23.01% to 24.42%
2002	3,447	$3.26 to $10.43	23,930	0.67%	0.95% to 1.90%	-29.17% to -28.48%
Oppenheimer Global Securities/VA
2006	3	$24.76	83	0.98%	0.75%	16.79%
2005	3	$21.20	72	2.12%	0.75%	13.49%
2004	2,073	$15.03 to $23.47	43,720	1.17%	0.75% to 1.50%	17.37% to 18.23%
2003	1,634	$12.73 to $19.94	29,539	0.55%	0.75% to 1.50%	40.97% to 41.96%
2002	1,174	$10.74 to $14.12	15,177	0.57%	0.75% to 1.50%	-23.30% to -22.72%
Oppenheimer Main Street Fund®/VA
2006	32	$10.78 to $12.56	381	2.21%	0.80% to 1.25%	13.59% to 14.08%
2005	4,588	$8.60 to $14.43	58,462	1.38%	0.95% to 1.90%	3.99% to 4.98%
2004	5,694	$8.27 to $13.79	68,396	0.85%	0.80% to 2.25%	7.40% to 8.45%
2003	5,799	$7.70 to $12.76	65,121	0.86%	0.95% to 2.25%	24.19% to 25.42%
2002	5,617	$6.20 to $10.19	48,801	0.77%	0.95% to 2.25%	-20.34% to -19.57%

213

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
Division	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)

Oppenheimer Main Street Small Cap Fund®/VA
2006	54	$13.26	to	$13.43	$ 723	0.10%	0.75%	to	1.50%	13.65% to 14.20%
2005	3	$11.72	to	$11.76	41	(d)	0.75%	to	1.25%	(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
2003	(d)		(d)		(d)	(d)		(d)		(d)
2002	(d)		(d)		(d)	(d)		(d)		(d)
PIMCO Real Return Portfolio - Administrative Class
2006	224	$10.75	to	$10.97	2,452	4.26%	0.75%	to	1.50%	-0.37% to 0.09%
2005	139	$10.87	to	$10.96	1,526	3.42%	0.75%	to	1.25%	1.29%
2004	48	$10.82			522	(c)	0.75%			(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
2002	(c)		(c)		(c)	(c)		(c)		(c)
Pioneer Equity Income VCT Portfolio - Class I
2006	431	$13.85	to	$16.92	6,178	2.39%	0.75%	to	1.50%	20.64% to 21.57%
2005	361	$11.48	to	$13.95	4,265	2.67%	0.75%	to	1.50%	4.17% to 4.95%
2004	140	$11.02	to	$13.32	1,581	2.07%	0.75%	to	1.50%	14.67% to 15.53%
2003	26	$9.61	to	$11.55	253	2.46%	0.75%	to	1.50%	21.03% to 21.61%
2002	19	$7.99	to	$8.05	153	(a)	0.75%	to	1.25%	(a)
Pioneer Fund VCT Portfolio - Class I
2006	9	$12.05	to	$15.41	118	1.55%	0.75%	to	1.50%	15.17% to 15.67%
2005	7	$10.61	to	$10.85	81	1.02%	0.75%	to	1.25%	4.84% to 5.44%
2004	5	$10.12	to	$10.29	52	-	0.75%	to	1.25%	9.88% to 10.41%
2003	-	$9.21	to	$9.32	4	0.58%	0.75%	to	1.25%	22.79%
2002	-		$7.59		1	(a)	0.75%			(a)
Pioneer High Yield VCT Portfolio - Class I
2006	42	$11.48	to	$11.64	480	4.35%	0.75%	to	1.25%	7.68%
2005	12	$10.81			133	6.30%	0.75%			1.22%
2004	20	$10.68			216	(c)	0.75%			(c)
2003	(c)		(c)		(c)	(c)		(c)		(c)
2002	(c)		(c)		(c)	(c)		(c)		(c)

214

VARIABLE ANNUITY ACCOUNT B OF
ING LIFE INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

				Investment
	Units*	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Pioneer Mid Cap Value VCT Portfolio - Class I
2006	213	$16.71 to $18.99	3,687	0.98%	0.75% to 1.50%	10.88% to 11.75%
2005	273	$15.07 to $17.02	4,234	0.32%	0.75% to 1.50%	6.28% to 7.08%
2004	220	$14.18 to $15.93	3,193	0.31%	0.75% to 1.50%	20.27% to 21.25%
2003	62	$11.79 to $13.17	739	0.14%	0.75% to 1.50%	35.85% to 36.36%
2002	3	$8.73 to $8.80	30	(a)	0.75% to 1.25%	(a)
Wanger Select
2006	140	$14.62 to $14.91	2,085	0.29%	0.75% to 1.50%	18.23% to 18.80%
2005	44	$12.45 to $12.55	554	-	0.75% to 1.25%	9.61%
2004	22	$11.45	249	(c)	0.75%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
Wanger U.S. Smaller Companies
2006	42	$13.46 to $13.73	569	0.39%	0.75% to 1.50%	6.53% to 7.10%
2005	43	$12.72 to $12.82	552	-	0.75% to 1.25%	10.42% to 10.42%
2004	8	$11.61	97	(c)	0.75%	(c)
2003	(c)	(c)	(c)	(c)	(c)	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)

(a)	As investment Division was not available until 2002, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2003, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.

A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, and other contract charges as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

* Includes units for annuity contracts in payout beginning in 2006.

215

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2006, 2005, and 2004	C-3

Consolidated Balance Sheets as of
December 31, 2006 and 2005	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2006, 2005, and 2004	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2006, 2005, and 2004	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

/s/	Ernst & Young LLP

Atlanta, Georgia

March 23, 2007

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2006	2005	2004
Revenue:
Net investment income	$1,029.7	$1,037.1	$998.6
Fee income	714.8	609.6	554.3
Premiums	37.5	43.2	38.5
Broker-dealer commission revenue	429.2	378.1	375.0
Net realized capital gains	3.0	22.0	10.8
Other income	15.7	7.7	1.9
Total revenue	2,229.9	2,097.7	1,979.1
Benefits and expenses:
Interest credited and other benefits
to contractowners	783.7	739.6	739.4
Operating expenses	568.3	524.3	459.2
Broker-dealer commission expense	429.2	378.1	375.0
Amortization of deferred policy acquisition
cost and value of business acquired	21.3	159.9	127.4
Interest expense	2.9	1.6	0.6
Total benefits and expenses	1,805.4	1,803.5	1,701.6
Income before income taxes	424.5	294.2	277.5
Income tax expense	122.7	21.5	57.0
Net income	$301.8	$272.7	$220.5

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $15,150.1 at 2006 and $16,745.3 at 2005)	$15,112.2	$16,740.5
Equity securities, available-for-sale, at fair value
(cost of $233.6 at 2006 and $166.9 at 2005)	251.7	170.1
Mortgage loans on real estate	1,879.3	1,396.0
Policy loans	268.9	262.4
Other investments	398.9	144.6
Securities pledged
(amortized cost of $1,106.2 at 2006 and $1,260.8 at 2005)	1,099.5	1,247.6
Total investments	19,010.5	19,961.2
Cash and cash equivalents	311.2	257.7
Short-term investments under securities loan agreement	283.1	318.1
Accrued investment income	180.4	203.6
Receivables for securities sold	90.1	4.7
Reinsurance recoverable	2,715.4	2,796.7
Deferred policy acquisition costs	623.6	512.4
Value of business acquired	1,342.9	1,294.4
Notes receivable from affiliate	175.0	175.0
Short-term loan to affiliate	45.0	131.0
Due from affiliates	9.1	18.6
Property and equipment	75.1	33.2
Other assets	73.8	49.5
Assets held in separate accounts	43,550.8	35,899.8
Total assets	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2006	2005
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$19,995.8	$20,932.8
Payables for securities purchased	42.6	3.1
Payables under securities loan agreement	283.1	318.1
Borrowed money	833.2	941.1
Due to affiliates	82.8	71.9
Current income taxes	59.8	51.1
Deferred income taxes	246.0	183.1
Other liabilities	406.2	312.2
Liabilities related to separate accounts	43,550.8	35,899.8
Total liabilities	65,500.3	58,713.2

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
issued and outstanding; $50 per share value)	2.8	2.8
Additional paid-in capital	4,299.5	4,549.6
Accumulated other comprehensive loss	(14.0)	(5.3)
Retained earnings (deficit)	(1,302.6)	(1,604.4)
Total shareholder's equity	2,985.7	2,942.7
Total liabilities and shareholder's equity	$68,486.0	$61,655.9

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2003
Excluding impact of merger	$2.8	$4,646.5	$116.0	$(2,119.4)	$2,645.9
Impact of merger with affiliate	-	3.8	-	23.9	27.7
Balance at December 31, 2003
Including impact of merger	2.8	4,650.3	116.0	(2,095.5)	2,673.6
Comprehensive income:
Net income	-	-	-	220.5	220.5
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(53.8) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Total comprehensive income					171.6
Dividends paid	-	(83.5)	-	-	(83.5)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	2.8	4,566.8	67.1	(1,877.1)	2,759.6
Comprehensive income:
Net income	-	-	-	272.7	272.7
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability
($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					200.3
Dividends paid	-	(20.5)	-	-	(20.5)
Employee share-based payments	-	3.3	-	-	3.3
Balance at December 31, 2005	2.8	4,549.6	(5.3)	(1,604.4)	2,942.7
Comprehensive income:
Net income	-	-	-	301.8	301.8
Other comprehensive loss,
net of tax:
Change in net unrealized capital
gains (losses) on securities
($(23.4) pretax)	-	-	(10.7)	-	(10.7)
Pension liability and
FAS No. 158 transition
adjustment ($3.9 pretax)	-	-	2.5	-	2.5
Total comprehensive income					293.6
Cumulative effect of change
in accounting principle ($(0.8) pretax)			(0.5)		(0.5)
Dividends paid	-	(256.0)	-	-	(256.0)
Employee share-based payments	-	5.9	-	-	5.9
Balance at December 31, 2006	$2.8	$4,299.5	$(14.0)	$(1,302.6)	$2,985.7

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Operating Activities:
Net income	$301.8	$272.7	$220.5
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired, and sales inducements	(191.0)	(174.0)	(168.0)
Amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	25.9	165.8	134.3
Net accretion/decretion of discount/premium	83.8	115.5	155.9
Future policy benefits, claims reserves, and
interest credited	662.5	634.2	621.7
Provision for deferred income taxes	75.6	11.0	46.1
Net realized capital gains	(3.0)	(22.0)	(10.8)
Depreciation	12.6	12.0	12.4
Change in:
Accrued investment income	23.2	(21.6)	(3.1)
Reinsurance recoverable	81.3	104.6	51.0
Other receivable and assets accruals	(20.1)	2.6	26.8
Due to/from affiliates	20.4	4.6	(52.0)
Other payables and accruals	86.3	(49.8)	(2.1)
Other	5.9	3.3	(12.4)
Net cash provided by operating activities	1,165.2	1,058.9	1,020.3
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	10,355.2	19,232.3	26,791.6
Equity securities, available-for-sale	91.7	119.8	85.7
Mortgage loans on real estate	197.0	179.0	71.0
Acquisition of:
Fixed maturities, available-for-sale	(8,802.1)	(19,435.9)	(26,789.3)
Equity securities, available-for-sale	(149.1)	(120.4)	(81.6)
Mortgage loans on real estate	(680.3)	(484.8)	(406.7)
Policy loans	(6.5)	0.3	7.6
Other investments	(240.2)	(43.6)	(28.9)
Loans to affiliates	-	-	(175.0)
Purchases of property and equipment, net	(54.5)	(14.2)	(11.7)
Net cash provided by (used in) investing activities	711.2	(567.5)	(537.3)

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2006	2005	2004
Cash Flows from Financing Activities:
Deposits received for investment contracts	1,875.7	2,024.2	2,089.9
Maturities and withdrawals from investment contracts	(3,420.7)	(2,237.5)	(1,910.4)
Short-term loans to affiliates	86.0	(106.0)	16.4
Short-term borrowings	(107.9)	(116.3)	(458.5)
Dividends to Parent	(256.0)	(20.5)	(83.5)
Net cash used in financing activities	(1,822.9)	(456.1)	(346.1)
Net increase in cash and cash equivalents	53.5	35.3	136.9
Cash and cash equivalents, beginning of year	257.7	222.4	85.5
Cash and cash equivalents, end of year	$311.2	$257.7	$222.4
Supplemental cash flow information:
Income taxes paid, net	$37.6	$47.1	$17.3
Interest paid	$40.8	$32.0	$22.8

The accompanying notes are an integral part of these financial statements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiaries (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

The consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Financial Advisers, LLC (“IFA”), Directed Services LLC (“DSL”), and Northfield Windsor LLC (“NWL”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 1, 2006, Lion contributed to ILIAC, Directed Services, Inc. (“DSI”), a New York corporation registered as a broker-dealer under the Securities Exchange Act of 1934 and as an investment advisor under the Investment Advisors Act of 1940, whose primary functions are the distribution of variable insurance products and investment advisory services for open-end mutual funds. Additionally, on December 12, 2006, ILIAC organized DSL as a wholly-owned Delaware limited liability company. On December 31, 2006, DSI merged with and into DSL and ceased to exist. Upon merger, the operations and broker-dealer and investment advisor registrations of DSI were consolidated into DSL, the surviving company. Effective January 1, 2007, ILIAC’s investment advisory agreement with certain variable funds offered in Company products was assigned to DSL.

Statement of Financial Accounting Standards (“FAS”) No. 141, “Business Combinations”, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board (“APB”) Opinion No. 16, “Business Combinations”, provide a source of guidance for such transactions. In accordance with APB Opinion No. 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests. The Consolidated Balance Sheets and Consolidated Statements of Operations give effect to the DSL consolidation transactions as if they had occurred on January 1, 2004 and include the following:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Total revenue	$594.9	$507.7	$476.0
Net income	35.8	28.2	21.2
Additional paid-in capital:
Dividends paid	25.0	20.5	13.5
Employee share-based payments	0.1	0.2	-

On May 11, 2006, ILIAC organized NWL as a wholly-owned subsidiary for the purpose of purchasing, constructing, developing, leasing, and managing a new corporate office facility to be located at 200 Northfield Drive, Windsor, Connecticut that will serve as the principal executive offices of the Company and as corporate offices for other Hartford based operations of the Company and its affiliates (the “Windsor Property”).

On December 31, 2005, ILIAC’s subsidiary, ING Insurance Company of America (“IICA”), merged with and into ILIAC. As of the merger date, IICA ceased to exist and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC, as IICA was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, and education markets (collectively “not-for-profit” organizations) and corporate markets. The Company’s products are generally distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

Products offered by the Company include deferred and immediate (payout annuities) annuity contracts. These products include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

The Company has one operating segment.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Recently Adopted Accounting Standards

Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans

In September 2006, the Financial Accounting Standards Board (“FASB”) issued FAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans - An Amendment of FASB Statements No. 87, 88, 106, and 132R” (“FAS No. 158”). FAS No. 158 requires an employer to:

▪	Recognize in the statement of financial position, an asset for a plan’s overfunded status or a liability for a plan’s underfunded status;
▪	Measure a plan’s assets and obligations that determine its funded status as of the end of the fiscal year; and
▪	Recognize changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur, reporting such changes in comprehensive income.

On December 31, 2006, the Company adopted the recognition and disclosure provisions of FAS No. 158. The effect of adopting FAS No. 158 on the Company’s financial condition at December 31, 2006 is included in the accompanying consolidated financial statements. FAS No. 158 did not have a significant effect on the Company’s financial condition at December 31, 2005 or 2004. The provisions regarding the change in the measurement date of postretirement benefit plans are not applicable, as the Company already uses a measurement date of December 31 for its pension plans.

The incremental effects of adopting the provisions of FAS No. 158 on the Company’s Consolidated Balance Sheet at December 31, 2006, are as follows:

	Prior to	Effects of	As Reported at
	Adopting	Adopting	December 31,
	FAS No. 158	FAS No. 158	2006
Other assets	$74.0	$(0.2)	$73.8
Deferred income taxes	246.3	(0.3)	246.0
Other liabilities	405.6	0.6	406.2
Accumulated other comprehensive loss	(13.5)	(0.5)	(14.0)

Considering the Effects of Prior Year Misstatements

In September 2006, the Securities and Exchange Commission (“SEC”) staff issued SEC Staff Accounting Bulletin (“SAB”) Topic 1N, “Financial Statements - Considering the Effects of Prior Year Misstatements When Quantifying Misstatements in Current Year Financial Statements” (“SAB 108”). SAB 108 states that a registrant should quantify the effect of an error on the financial statements using a dual approach. Specifically, the amount should be computed using both the “rollover” (current year income statement perspective) and “iron curtain” (year-end balance sheet perspective) methods.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SAB 108 was effective for fiscal years ending after November 15, 2006. The adoption of SAB 108 did not have a material impact on the Company’s financial position.

The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments

On November 3, 2005, the FASB issued FASB Staff Position (“FSP”) FAS No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of the Emerging Issues Task Force (“EITF”) Issue No. 03-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“EITF 03-1”).

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

FSP FAS No. 115-1 was effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. As a result of adopting FSP FAS No. 115-1, the Company recognized impairment losses of $42.6 and $5.7 for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights” (“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): “Consolidation of Variable Interest Entities” (“FIN 46(R)”). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

other limited partnerships at the commencement of the first reporting period beginning after December 15, 2006.

EITF 04-5 had no impact on ILIAC as of December 31, 2006, as the Company’s investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Consolidated Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued FAS No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first annual period beginning after June 15, 2005. FAS No. 123R provides two transition methods, modified-prospective and modified-retrospective.

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized include: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated.

Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB 25”), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Consolidated Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2006 and 2005 were those of ING, the Company’s ultimate parent.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As a result of adopting FAS No. 123R, the Company’s Net income for the years ended December 31, 2006 and 2005, was $7.1 and $5.0, respectively, lower than if it had continued to account for share-based payments under APB 25. The fair value of shares granted during 2006 and 2005 was $7.6 and $11.1, respectively, as of December 31, 2006 and 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes of valuation methodologies as a result of the adoption of FAS No. 123R.

New Accounting Pronouncements

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FASB Statement No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS No. 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, unrealized gains and losses will be recognized in earnings at each subsequent reporting date, and any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

▪	Certain recognized financial assets and liabilities;
▪	Rights and obligations under certain insurance contracts that are not financial instruments;
▪	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
▪	Certain commitments.

FAS No. 159 is effective for fiscal years beginning after November 15, 2007, although early adoption is permitted under certain conditions. As of the effective date, the fair value option may be elected for eligible items that exist on that date. The effect of the first remeasurement to fair value shall be reported as a cumulative effect adjustment to the opening balance of retained earnings. As application of the standard is optional, any impact is limited to those financial assets and liabilities to which FAS No. 159 is applied. The Company is currently evaluating the items to which the fair value option may be applied.

Fair Value Measurements

In September 2006, the FASB issued FASB Statement No. 157, “Fair Value Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value in any new circumstances.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The provisions of FAS No. 157 are effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company is in the process of determining the impact of adoption of FAS No. 157.

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements in accordance with FAS No. 109, “Accounting for Income Taxes.”

FIN 48 prescribes a two-step process for determining the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. The first step is recognition: A company first determines whether a tax position is more likely than not to be sustained upon examination, based on the technical merits of the position. The second is measurement: A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit recognized in the financial statements. The benefit under step two is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. No benefit will be recognized on tax positions that do not meet the more-likely-than-not recognition standard. In addition, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 is effective for fiscal years beginning after December 15, 2006, and was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company expects to recognize a cumulative effect of change in accounting principle between $2.5 and $5.0 as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Accounting for Servicing of Financial Assets

In March 2006, the FASB issued FAS No. 156, “Accounting for Servicing of Financial Assets – an amendment of FASB Statement No. 140” (“FAS No. 156”). FAS No. 156 requires the separate recognition of servicing assets and servicing liabilities each time an obligation to service a financial asset is undertaken by entering into a servicing contract and permits the fair value measurement of servicing assets and servicing liabilities. In addition, FAS No. 156 does the following:

▪	Clarifies when a servicer should separately recognize servicing assets and liabilities;
▪	Requires all separately recognized servicing assets and servicing liabilities to be initially measured at fair value, if practicable;
▪

Permits a one-time reclassification of available-for-sale securities to trading securities by entities with recognized servicing rights, provided that the available-for-sale securities are identified in some manner as offsetting the exposure to changes in fair value of servicing assets and servicing liabilities that are subsequently measured at fair value; and

▪	Requires additional disclosures for all separately recognized servicing assets and servicing liabilities.

FAS No. 156 requirements for recognition and initial measurement of servicing assets and servicing liabilities should be applied prospectively to all transactions entered into after the beginning of the first fiscal year that commences after September 15, 2006. The Company has determined that the adoption of FAS No. 156 will not have a material effect on the financial position, results of operations, or cash flows.

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”). Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

▪	Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;
▪

Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

▪	Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪	Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006, and was adopted by the Company on January 1, 2007. The Company does not expect FAS No. 155 to have a significant impact on the Company’s financial position, results of operations, or cash flows.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged, and was adopted by the Company on January 1, 2007. As a result of implementing SOP 05-1, the Company expects to recognize a cumulative effect of a change in accounting principle of $43.4, before tax, or $28.2, net of $15.2 of income taxes, as a reduction to January 1, 2007 Retained earnings.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized capital gains (losses) on the sale of and unrealized capital gains (losses) on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains (losses) on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of DAC and VOBA adjustments for unrealized capital gains (losses), and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair value for fixed maturities is largely determined by one of two pricing methods: published price quotations or valuation techniques with market inputs. Security pricing is applied using a hierarchy or “waterfall” approach, whereby prices are first sought from published price quotations, including independent pricing services or broker-dealer quotations. Published price quotations may be unavailable or deemed unreliable, due to a limited market, for securities that are rarely traded or are traded only in privately negotiated transactions. As such, fair values for the remaining securities, consisting primarily of privately placed bonds, are then determined using risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses). At December 31, 2006 and 2005, the Company had no allowance for mortgage loan credit losses. The properties collateralizing mortgage loans are geographically dispersed throughout the United States, with the largest concentration of 17.7% and 22.0% of properties in California at December 31, 2006 and 2005, respectively.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value.

Derivative instruments are reported at fair value using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Consolidated Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also purchases options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA. The DAC and VOBA balances are evaluated for recoverability.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves interest rates vary by product and ranged from 1.5% to 7.8% for the years 2006, 2005, and 2004. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced-rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingent payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity type plan, year of issue, and policy duration. For the years 2006, 2005, and 2004, reserve interest rates ranged from 4.9% to 5.9%.

The Company has a significant concentration of reinsurance arising from the disposition of its individual life insurance business. In 1998, the Company entered into an indemnity reinsurance arrangement with certain subsidiaries of Lincoln National Corporation (“Lincoln”). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves. Individual life reserves are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuities offer guaranteed minimum death benefits (“GMDB”). The GMDB is accrued in the event the contractowner account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingent payouts.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2006 and 2005, unrealized capital losses of $7.3 and $8.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from GMDBs in its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit ratings of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.7 billion and $2.8 billion at December 31, 2006 and 2005, respectively, is related to the reinsurance recoverable from certain subsidiaries of Lincoln arising from the disposal of the Company's individual life insurance business in 1998 (see the Reinsurance footnote). Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2006.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$25.5	$0.1	$-	$25.6
U.S. government agencies and authorities	276.6	3.6	3.3	276.9
State, municipalities, and political
subdivisions	45.4	1.1	0.1	46.4

U.S. corporate securities:
Public utilities	1,111.4	9.1	15.7	1,104.8
Other corporate securities	4,281.8	47.6	62.3	4,267.1
Total U.S. corporate securities	5,393.2	56.7	78.0	5,371.9

Foreign securities(1):
Government	466.0	31.8	3.5	494.3
Other	2,000.4	28.3	33.3	1,995.4
Total foreign securities	2,466.4	60.1	36.8	2,489.7

Residential mortgage-backed securities	4,529.8	52.4	82.2	4,500.0
Commercial mortgage-backed securities	2,261.3	14.0	28.6	2,246.7
Other asset-backed securities	1,258.1	6.5	10.1	1,254.5

Total fixed maturities, including
securities pledged	16,256.3	194.5	239.1	16,211.7
Less: securities pledged	1,106.2	6.4	13.1	1,099.5
Total fixed maturities	15,150.1	188.1	226.0	15,112.2
Equity securities	233.6	20.4	2.3	251.7

Total investments, available-for-sale	$15,383.7	$208.5	$228.3	$15,363.9

(1) Primarily U.S. dollar denominated.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2005.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$35.7	$0.1	$-	$35.8
U.S. government agencies and authorities	468.4	0.5	8.4	460.5
State, municipalities, and political subdivisions	40.0	0.5	0.9	39.6

U.S. corporate securities:
Public utilities	1,260.3	24.1	16.8	1,267.6
Other corporate securities	5,981.9	109.8	89.7	6,002.0
Total U.S. corporate securities	7,242.2	133.9	106.5	7,269.6

Foreign securities(1):
Government	704.4	30.0	7.7	726.7
Other	1,815.5	41.8	28.8	1,828.5
Total foreign securities	2,519.9	71.8	36.5	2,555.2

Residential mortgage-backed securities	4,449.5	32.9	94.0	4,388.4
Commercial mortgage-backed securities	2,099.1	29.7	27.0	2,101.8
Other asset-backed securities	1,151.3	5.8	19.9	1,137.2

Total fixed maturities, including
securities pledged	18,006.1	275.2	293.2	17,988.1
Less: securities pledged	1,260.8	5.2	18.4	1,247.6
Total fixed maturities	16,745.3	270.0	274.8	16,740.5
Equity securities	166.9	4.4	1.2	170.1

Total investments, available-for-sale	$16,912.2	$274.4	$276.0	$16,910.6

(1) Primarily U.S. dollar denominated.

At December 31, 2006 and 2005, net unrealized depreciation was $26.5 and $14.8, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities. At December 31, 2006 and 2005, $52.4 and $48.6, respectively, of net unrealized capital gains (losses) was related to experience-rated contracts and was not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2006, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$303.3	$302.5
After one year through five years	2,961.0	2,935.7
After five years through ten years	3,569.0	3,550.6
After ten years	1,373.8	1,421.7
Mortgage-backed securities	6,791.1	6,746.7
Other asset-backed securities	1,258.1	1,254.5
Less: securities pledged	1,106.2	1,099.5
Fixed maturities, excluding securities pledged	$15,150.1	$15,112.2

The Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10% of the Company’s Shareholder’s equity at December 31, 2006 or 2005.

The Company does not have any significant exposure to subprime mortgage loans. The only exposure, if any, would arise from the Company's investment in mortgage-backed securities. These securities are primarily agency-backed and are highly rated. The average rating was AAA at December 31, 2006.

At December 31, 2006 and 2005, fixed maturities with fair values of $11.2 and $11.0, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2006 and 2005, approximately 2.3% and 1.2%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Equity Securities

Equity securities, available-for-sale, included investments with fair values of $49.8 and $49.5 in ING proprietary funds as of December 31, 2006 and 2005, respectively.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2006 and 2005, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $832.4 and $942.9, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $833.2 and $941.1 at December 31, 2006 and 2005, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2006, the Company did not have any reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $32.8.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2006 and 2005. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2006 and 2005, were primarily related to interest rate movement, or spread widening, and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged, in unrealized capital loss positions at December 31, 2006 and 2005.

	Less than	More than	More than
	Six	Six Months	Twelve
	Months	and less than	Months	Total
	Below	Twelve Months	Below	Unrealized
	Amortized	Below Amortized	Amortized	Capital
2006	Cost	Cost	Costs	Loss
Interest rate or spread widening	$10.8	$4.8	$102.6	$118.2
Mortgage and other
asset-backed securities	11.0	2.5	107.4	120.9
Total unrealized capital losses	$21.8	$7.3	$210.0	$239.1
Fair value	$2,447.4	$501.5	$6,726.2	$9,675.1

2005
Interest rate or spread widening	$55.7	$33.9	$62.7	$152.3
Mortgage and other asset-backed securities	41.8	43.1	56.0	140.9
Total unrealized capital losses	$97.5	$77.0	$118.7	$293.2
Fair value	$5,941.1	$2,790.7	$2,643.6	$11,375.4

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 97.0% of the average book value. In addition, this category includes 1,193 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2006.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2006, 2005, and 2004.

	2006		2005		2004
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2	$-	-
U.S. corporate	24.4	67	3.9	15	-	-
Foreign	4.2	10	0.3	1	-	-
Residential mortgage-
backed	16.6	76	44.7	82	13.5	53
Other asset-backed	7.0	1	-	-	-	-
Equity securities	0.1	3	-	-	-	-
Total	$58.7	161	$49.0	100	$13.5	53

The above schedule includes $16.1, $43.3, and $13.5, for the years ended December 31, 2006, 2005, and 2004, respectively, in other-than-temporary write-downs related to the analysis of credit-risk and the possibility of significant prepayment risk. The remaining $42.6 and $5.7 in write-downs for the years ended December 31, 2006 and 2005, respectively, related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value, based upon the requirements of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the years ended December 31, 2006 and 2005.

	2006		2005
		No. of		No. of
	Impairment	Securities	Impairment	Securities
U.S. Treasuries	$6.4	4	$0.1	2
U.S. corporate	24.4	67	2.3	13
Foreign	4.2	10	-	-
Residential mortgage-backed	0.6	1	3.3	2
Other asset-backed	7.0	1	-	-
Total	$42.6	83	$5.7	17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2006 and 2005 was $687.7 and $470.8, respectively.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$969.0	$978.9	$999.4
Equity securities, available-for-sale	10.5	9.7	7.1
Mortgage loans on real estate	93.6	73.0	56.0
Policy loans	13.2	30.0	8.1
Short-term investments and
cash equivalents	2.4	2.7	2.4
Other	44.5	38.7	10.0
Gross investment income	1,133.2	1,133.0	1,083.0
Less: investment expenses	103.5	95.9	84.4
Net investment income	$1,029.7	$1,037.1	$998.6

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investments on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(67.0)	$1.0	$51.8
Equity securities, available-for-sale	9.3	12.4	9.9
Derivatives	(3.9)	17.9	(10.2)
Other	-	(0.3)	1.3
Less: allocation to experience-rated contracts	(64.6)	9.0	42.0
Net realized capital gains	$3.0	$22.0	$10.8
After-tax net realized capital gains	$2.0	$14.3	$7.0

During the year ended December 31, 2006, Net realized capital gains decreased due to the higher other-than-temporary impairments recognized in 2006 and higher losses on derivatives.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net realized capital gains allocated to experience-rated contracts were deducted from Net realized capital gains (losses) and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized capital gains allocated to experienced-rated contractowners were $164.5, $240.3, and $233.4, at December 31, 2006, 2005, and 2004, respectively.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Proceeds on sales	$6,481.2	$10,062.3	$10,236.3
Gross gains	109.0	161.1	146.9
Gross losses	110.9	93.9	70.9

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowner upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Consolidated Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives and limited partnerships) approximate the fair values of the assets and liabilities. Derivatives are carried at fair value on the Consolidated Balance Sheets.

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2006 and 2005.

	2006		2005
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$16,211.7	$16,211.7	$17,988.1	$17,988.1
Equity securities, available-for-sale	251.7	251.7	170.1	170.1
Mortgage loans on real estate	1,879.3	1,852.6	1,396.0	1,386.2
Policy loans	268.9	268.9	262.4	262.4
Cash, cash equivalents, and
short-term investments under
securities loan agreement	594.3	594.3	575.8	575.8
Other investments	398.9	398.9	144.6	144.6
Assets held in separate accounts	43,550.8	43,550.8	35,899.8	35,899.8
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,475.1	1,529.2	1,772.7	1,886.3
Without a fixed maturity	14,407.2	14,367.8	14,936.4	14,896.0
Derivatives	45.1	45.1	26.7	26.7
Liabilities related to
separate accounts	43,550.8	43,550.8	35,899.8	35,899.8

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2006	2005	2006	2005
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$-	$519.6	$-	$6.2

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturities portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	3,277.8	2,060.0	16.4	10.3

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	204.4	126.5	(30.9)	(23.7)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	756.8	70.5	(2.5)	(1.0)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2006	2005	2006	2005
Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	$139.0	$36.0	$0.3	$0.1

Swaptions
Swaptions are used to manage interest rate risk in the
Company's CMOB portfolio. Swaptions are contracts
that give the Company the option to enter into an
interest rate swap at a specific future date.	1,112.0	175.0	5.2	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.	N/A*	N/A*	(2.7)	(4.2)

* N/A - not applicable.

Credit Default Swaps

As of December 31, 2006, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $344.3.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$308.0
Deferrals of commissions and expenses	123.5
Amortization:
Amortization	(43.5)
Interest accrued at 5% to 7%	24.3
Net amortization included in the Consolidated Statements of Operations	(19.2)
Change in unrealized capital gains (losses) on available-for-sale securities	2.2
Balance at December 31, 2004	414.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% to 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized capital gains (losses) on available-for-sale securities	3.7
Balance at December 31, 2005	512.4
Deferrals of commissions and expenses	136.0
Amortization:
Amortization	(62.1)
Interest accrued at 6% to 7%	37.5
Net amortization included in the Consolidated Statements of Operations	(24.6)
Change in unrealized capital gains (losses) on available-for-sale securities	(0.2)
Balance at December 31, 2006	$623.6

The estimated amount of DAC to be amortized, net of interest, is $35.7, $38.7, $43.7, $38.7, and $36.1, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2006, 2005, and 2004.

Balance at January 1, 2004	$1,415.4
Deferrals of commissions and expenses	50.1
Amortization:
Amortization	(200.5)
Interest accrued at 5% to 7%	92.3
Net amortization included in the Consolidated Statements of Operations	(108.2)
Change in unrealized capital gains (losses) on available-for-sale securities	7.9
Balance at December 31, 2004	1,365.2
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% to 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized capital gains (losses) on available-for-sale securities	10.9
Balance at December 31, 2005	1,294.4
Deferrals of commissions and expenses	46.2
Amortization:
Amortization	(82.4)
Interest accrued at 5% to 7%	85.7
Net amortization included in the Consolidated Statements of Operations	3.3
Change in unrealized capital gains (losses) on available-for-sale securities	(1.0)
Balance at December 31, 2006	$1,342.9

The estimated amount of VOBA to be amortized, net of interest, is $95.3, $96.6, $105.9, $93.5, and $84.0, for the years 2007, 2008, 2009, 2010, and 2011, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA

The decrease in Amortization of DAC and VOBA in 2006 is primarily driven by favorable unlocking of $83.3, resulting from the refinements of the Company’s estimates of persistency, expenses and other assumptions. In addition, the decrease in amortization reflects lower actual gross profits, primarily due to a legal settlement incurred in 2006.

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed margins and variable fees because of higher average assets under management (“AUM”), partially offset by higher expenses. The Company revised long-term separate account return and certain contractowner withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2004, DAC and VOBA amortization increased principally due to higher actual gross profits, as a result of the fixed margins and fees earned on higher average fixed and variable AUM and fewer other-than-temporary impairments. The Company revised certain contractowner withdrawal behavior assumptions for its products during 2004, resulting in a deceleration of amortization of DAC and VOBA of $5.7.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding 12 months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

During 2006, 2005, and 2004, the Company paid $256.0, $20.5, and $83.5, respectively, in dividends on its common stock to its parent.

During 2006, Lion contributed to ILIAC DSI, which had $50.5 in equity on the date of contribution and was accounted for in a manner similar to a pooling-of-interests. During 2006, 2005, and 2004, the Company did not receive any cash capital contributions from its parent.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $125.7, $228.5, and $217.2, for the years ended December 31, 2006, 2005, and 2004, respectively. Statutory capital and surplus was $1,434.9 and $1,539.1 as of December 31, 2006 and 2005, respectively.

As of December 31, 2006, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

As of December 31, 2006, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.3 billion and $0.7, respectively. As of December 31, 2005, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees were $3.7 billion and $0.8, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2006 and 2005 was $3.3 billion and $3.7 billion, respectively.

7.	Income Taxes

Effective January 1, 2006, ILIAC files a consolidated federal income tax return with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, and certain other subsidiaries of ING AIH that are eligible corporations qualified to file consolidated federal income tax returns as part of the ING AIH affiliated group. Effective January 1, 2006, ILIAC is party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, filed a consolidated federal income tax return as part of the ING AIH affiliated group and was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ILIAC’s consolidated group filings with IICA for taxable year 2005, and prior taxable periods, were governed by a federal tax allocation agreement with IICA, whereby ILIAC charged its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credited IICA for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2006, 2005, and 2004.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	2006	2005	2004
Current tax (benefit) expense:
Federal	$23.3	$4.9	$7.7
State	20.0	4.9	3.2
Total current tax expense	43.3	9.8	10.9
Deferred tax expense:
Federal	79.4	11.7	46.1
Total deferred tax expense	79.4	11.7	46.1
Total income tax expense	$122.7	$21.5	$57.0

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Income before income taxes	$424.5	$294.2	$277.5
Tax rate	35.0%	35.0%	35%
Income tax at federal statutory rate	148.6	103.0	97.1
Tax effect of:
Dividend received deduction	(36.5)	(25.8)	(9.6)
IRS audit settlement	-	(58.2)	(33.0)
State tax expense	13.0	3.2	2.1
Other	(2.4)	(0.7)	0.4
Income tax expense	$122.7	$21.5	$57.0

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2006 and 2005, are presented below.

	2006	2005
Deferred tax assets:
Insurance reserves	$262.0	$275.5
Unrealized gains allocable to
experience-rated contracts	18.3	17.0
Investments	3.5	18.8
Postemployment benefits	74.7	57.7
Compensation	25.1	37.6
Other	19.9	14.2
Total gross assets	403.5	420.8
Deferred tax liabilities:
Value of business acquired	(469.1)	(453.0)
Net unrealized capital gains	(15.9)	(27.3)
Deferred policy acquisition costs	(164.5)	(123.6)
Total gross liabilities	(649.5)	(603.9)
Net deferred income tax liability	$(246.0)	$(183.1)

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net unrealized capital gains (losses) are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. No valuation allowance was established at December 31, 2006 and 2005, as management believed the above conditions did not exist.

The Company had a payable of $28.5 to ING AIH under the intercompany tax sharing agreement at December 31, 2006 and a payable of $30.3 to the Internal Revenue Service (“IRS”) at December 31, 2005 for federal income taxes.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $17.2 was accumulated in the Policyholders’ Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a dividend distribution of $256.0, which eliminated the $17.2 balance in the Policyholders’ Surplus Account and, therefore, any potential tax on the accumulated balance.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against, any such adjustments.

In 2005, the IRS completed its examination of the Company’s returns through tax year 2001. The provision for the year ended December 31, 2005 reflected non-recurring favorable adjustments, resulting from a reduction in the tax liability that was no longer deemed necessary based on the results of the IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the Company’s positions.

The IRS is examining the Company’s income tax returns for tax years 2002 and 2003, with expected completion in early 2007. Management is not aware of any adjustments as a result of this examination that would have a material impact on the Company’s financial statements. There are also various state tax audits in progress.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $23.8, $22.5, and $18.8, for 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $9.7, $8.9, and $8.0, in 2006, 2005, and 2004, respectively, and are included in Operating expenses in the Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006 and 2005.

	2006	2005
Change in Benefit Obligation:
Defined benefit obligation, January 1	$106.8	$104.1
Interest cost	5.5	6.0
Benefits paid	(8.3)	(9.7)
Actuarial loss on obligation	(6.3)	6.4
Defined benefit obligation, December 31	$97.7	$106.8

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Amounts recognized in the Consolidated Balance Sheets consist of:

	2006	2005
Accrued benefit cost	$(97.7)	$(101.8)
Intangible assets	-	0.4
Accumulated other comprehensive income	14.1	17.8
Net amount recognized	$(83.6)	$(83.6)

At December 31, 2006 and 2005, the accumulated benefit obligation was $97.7 and $106.8, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2006 and 2005 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2006	2005
Discount rate at beginning of period	5.50%	6.00%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of ING Americas’ Retirement Plan. Based upon all available information, it was determined that 5.9% was the appropriate discount rate as of December 31, 2006, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 5.9% discount rate will also be used to determine the Company’s 2007 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2006	2005	2004
Discount rate	5.90%	6.00%	6.25%
Rate of increase in compensation levels	4.00%	4.00%	3.75%

The weighted average assumptions used in calculating the net pension cost for 2006 were as indicated above (5.9% discount rate, 4.0% rate of compensation increase). Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2006, 2005, and 2004, were as follows:

	2006	2005	2004
Interest cost	$5.5	$6.0	$5.9
Net actuarial loss recognized in the year	2.0	1.3	-
Unrecognized past service cost
recognized in the year	0.2	0.2	0.2
The effect of any curtailment or settlement	0.4	0.3	0.1
Net periodic benefit cost	$8.1	$7.8	$6.2

Cashflows

In 2007, the employer is expected to contribute $13.5 to the SERPs and Agents Non-Qualified Plan. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2007 through 2011, and thereafter through 2016, are estimated to be $13.5, $13.1, $9.8, $9.4, $8.2, and $25.4, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

▪

The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant’s pre-tax deferral contribution, with a maximum of 6% of the participant’s eligible pay.

▪

The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

▪	The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2006, 2005, and 2004, were $1.5, $1.4, and $2.5, respectively.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $62.2, $61.7, and $58.8, respectively.

▪

Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $175.3, $138.5, and $132.9, respectively.

▪

Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2006, 2005, and 2004, net expenses related to the agreement were incurred in the amount of $12.4, $17.8, and $8.6, respectively.

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

▪

Underwriting and distribution agreements with ING USA Annuity and Life Insurance Company (“ING USA”) and ReliaStar Life Insurance Company of New York (“RLNY”), affiliated companies, whereby DSL acts as the principal underwriter for variable insurance products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2006, 2005, and 2004, commissions were collected in the amount of $429.2, $378.1, and $375.0. Such commissions are, in turn, paid to broker-dealers.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

▪

Services agreements with Lion, ING USA, and RLNY, whereby DSL receives managerial and supervisory services and incurs a fee that is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amount of $70.8, $46.3, and $37.6, respectively.

▪

Administrative and advisory services agreements with ING Investment LLC and IIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets. For the years ended December 31, 2006, 2005, and 2004, expenses were incurred in the amounts of $8.8, $6.4, and $5.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Investment Advisory and Other Fees

During 2006, 2005, and 2004, ILIAC served as investment advisor to certain variable funds offered in Company products (collectively, the “Company Funds”). The Company Funds paid ILIAC, as investment advisor, daily fees that, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC were subadvised by investment advisors, in which case ILIAC paid a subadvisory fee to the investment advisors, which included affiliates. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts amounted to $289.9, $263.0, and $209.2 (excludes fees paid to ING Investment Management Co.) in 2006, 2005, and 2004, respectively. Effective January 1, 2007, ILIAC’s investment advisory agreement with the Company Funds was assigned to DSL.

DSL serves as the investment advisor, transfer agent, and administrator, to ING Investors Trust (the “Trust”), an affiliate. Under a unified fee agreement, DSL provides all services necessary for the ordinary operations of the Trust. DSL earns a monthly fee based on a percentage of average daily net assets. For the years ended December 31, 2006, 2005, and 2004, revenue for these services was $233.9, $174.6, and $138.2, respectively. At December 31, 2006 and 2005, DSL had $22.1 and $17.2, respectively, receivable from the Trust under the unified fee agreement.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow from the other up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31. Interest on any ILIAC borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, ILIAC incurred interest expense of $1.8, $0.7, and $0.2, for the years ended December 31, 2006, 2005, and 2004, respectively, and earned interest income of $3.3, $1.1, and $1.3, for the years ended December 31, 2006, 2005, and 2004, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Consolidated Statements of Operations. At December 31, 2006 and 2005, ILIAC had $45.0 and $131.0, respectively, receivable from ING AIH under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, ING USA issued a surplus note in the principal amount of $175.0 (the “Notes”) scheduled to mature on December 29, 2034, to ILIAC, in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 notes receivable from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the years ended December 31, 2006 and 2005 was $11.1.

Tax Sharing Agreements

Effective January 1, 2006, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

For the years ended December 31, 2006, 2005, and 2004, DSI, which merged with and into DSL on December 31, 2006, was party to the ING AIH federal tax allocation agreement, as described above. Income from DSL, a single member limited liability company, is taxed at the member level (ILIAC).

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2006, 2005, and 2004. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the year ended December 31, 2006 and no interest expense for the year ended December 31, 2005. At December 31, 2006 and 2005, ILIAC had no amounts outstanding under the line-of-credit agreement.

ILIAC also maintains $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the year ended December 31, 2006. At December 31, 2006, ILIAC had no amounts outstanding under the line-of-credit agreement.

Also see Financing Agreements in the Related Party Transactions footnote.

11.	Reinsurance

At December 31, 2006, the Company had reinsurance treaties with eight unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. At December 31, 2006, the Company did not have reinsurance treaties with affiliated reinsurers. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with certain subsidiaries of Lincoln for $1.0 billion in cash. Under the agreement, Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contractowners. Effective March 1, 2007, the reinsurance agreements were assigned to a single subsidiary of Lincoln, and that subsidiary established a trust to secure its obligations to the Company under the reinsurance transaction.

The Company has assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $17.4 and $17.8 were maintained for this contract as of December 31, 2006 and 2005, respectively.

Reinsurance ceded in force for life mortality risks were $22.4 and $24.2 at December 31, 2006 and 2005, respectively. At December 31, 2006 and 2005, net receivables were comprised of the following:

	2006	2005
Claims recoverable from reinsurers	$2,727.1	$2,806.6
Payable for reinsurance premiums	(1.2)	(1.7)
Reinsured amounts due to reinsurer	(0.5)	(0.3)
Reserve credits	0.8	1.1
Other	(10.8)	(9.0)
Total	$2,715.4	$2,796.7

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Deposits ceded under reinsurance	$199.0	$215.5	$244.9
Premiums ceded under reinsurance	0.5	0.4	0.5
Reinsurance recoveries	359.0	363.7	395.2

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under various operating leases, the longest term of which expires in 2014.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For the years ended December 31, 2006, 2005, and 2004, rent expense for leases was $17.8, $17.4, and $17.2, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2007 through 2011 are estimated to be $16.9, $3.6, $2.6, $1.6, and $0.9, respectively, and $0.8 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2006, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $706.8, $322.3 of which was with related parties. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $516.7, $398.0 of which was with related parties. During 2006 and 2005, $79.4 and $42.4, respectively, was funded to related parties under off-balance sheet commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company reimburses the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2006, the maximum liability to the Company under the guarantee was $30.0.

New Construction

During the second half of 2006, NWL entered into agreements for site development and facility construction at the Windsor Property (collectively, the "Construction Agreements"), with a maximum estimated cost of $81.5 under the Construction Agreements. Costs incurred under the Construction Agreements and other agreements associated with the construction, acquisition and development of the corporate office facility totaled $27.6 for the year ended December 31, 2006. These costs were capitalized in Property and equipment on the Consolidated Balance Sheet.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Insurance and Retirement Plan Products and Other Regulatory Matters

The New York Attorney General, other federal and state regulators, and self-regulatory agencies, are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Action may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

13.	Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2006, 2005, and 2004.

	2006	2005	2004
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(44.6)	$(18.0)	$482.1
Equity securities, available-for-sale	18.1	3.2	8.7
DAC/VOBA adjustment on
available-for-sale securities	3.9	5.1	(9.5)
Sales inducements adjustment on
available-for-sale securities	0.1	0.1	(0.1)
Premium deficiency reserve adjustment	(37.5)	(23.6)	-
Other investments	0.8	1.2	1.3
Less: allocation to experience-rated contracts	(52.4)	(48.6)	357.5
Unrealized capital (losses) gains, before tax	(6.8)	16.6	125.0
Deferred income tax asset (liability)	2.4	(10.3)	(41.2)
Net unrealized capital (losses) gains	(4.4)	6.3	83.8
Pension liability, net of tax	(9.6)	(11.6)	(16.7)
Accumulated other comprehensive (loss) income	$(14.0)	$(5.3)	$67.1

Net unrealized capital (losses) gains allocated to experience-rated contracts of $(52.4) and $(48.6) at December 31, 2006 and 2005, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax, related to changes in unrealized capital gains (losses) on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2006, 2005, and 2004.

	2006	2005	2004
Fixed maturities, available-for-sale	$(26.6)	$(500.1)	$(133.0)
Equity securities, available-for-sale	14.9	(5.5)	(5.1)
DAC/VOBA adjustment on
available-for-sale securities	(1.2)	14.6	10.1
Sales inducements adjustment on
available-for-sale securities	-	0.2	(0.1)
Premium deficiency reserve adjustment	(13.9)	(23.6)	-
Other investments	(0.4)	(0.1)	(59.7)
Less: allocation to experience-rated contracts	(3.8)	(406.1)	(134.0)
Unrealized capital gains (losses), before tax	(23.4)	(108.4)	(53.8)
Deferred income tax asset (liability)	12.7	30.9	21.6
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

	2006	2005	2004
Net unrealized capital holding gains (losses) arising
during the year (1)	$(43.6)	$(38.2)	$(1.8)
Less: reclassification adjustment for gains
(losses) and other items included in Net income(2)	(32.9)	39.3	30.4
Net change in unrealized capital gains (losses)	$(10.7)	$(77.5)	$(32.2)

(1)	Pretax unrealized holding gains (losses) arising during the year were $(95.4), $(53.4), and $(3.0), for the years ended December 31, 2006, 2005, and 2004, respectively.

(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net income were $(72.0), $55.0, and $50.8, for the years ended December 31, 2006, 2005, and 2004, respectively.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2006	First*	Second*	Third*	Fourth
Total revenue	$532.5	$551.2	$548.5	$597.7
Income before income taxes	80.4	116.9	84.3	142.9
Income tax expense	21.6	34.2	16.6	50.3
Net income	$58.8	$82.7	$67.7	$92.6

2005	First*	Second*	Third*	Fourth*
Total revenue	$511.7	$536.5	$529.7	$519.8
Income before income taxes	55.0	76.0	87.3	75.9
Income tax expense (benefit)	17.0	23.9	(40.9)	21.5
Net income	$38.0	$52.1	$128.2	$54.4

*Amounts have been restated to reflect the contribution of Directed Services, Inc. on December 1, 2006. See the "Organization
and Significant Accounting Policies" footnote for further information regarding the contribution.

Form No. SAI.75998-07	ILIAC Ed. April 2007